UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/23

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Semiannual Report to Shareholders	February 28, 2023

Institutional Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Schedules of Investments

25	Financial Statements

31	Financial Highlights

32	Notes to Financial Statements

44	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/23

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	12 - 48 days	41 days	47 days	$1.8 billion
Invesco STIC Prime[1]	2 - 8 days	3 days	5 days	232.4 million
Invesco Treasury[2]	3 - 30 days	26 days	111 days	35.5 billion
Invesco Government & Agency[2]	8 - 30 days	23 days	109 days	71.3 billion
Invesco Treasury Obligations[2]	29 - 53 days	45 days	103 days	1.3 billion
Invesco Tax-Free Cash Reserve[3]	6 - 13 days	6 days	6 days	193.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-51.09%(a)

Asset-Backed Securities - Consumer Receivables-1.09%

Old Line Funding LLC (1 mo. FEDL + 0.12%)(b)(c)(d)	4.65%	05/23/2023	$20,000	$20,000,000

Asset-Backed Securities - Fully Supported Bank-12.57%

Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.19%)(b)(c)(d)	4.76%	04/07/2023	40,000	40,006,000

Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(b)(c)(d)	4.66%	04/19/2023	37,108	37,117,871

Lexington Parker Capital Co. LLC (Multi - CEP’s)(b)(c)	4.63%	03/15/2023	20,000	19,961,875

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	4.62%	03/17/2023	39,110	39,025,451

Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.82%	05/02/2023	50,000	49,586,475

Nieuw Amsterdam Receivables Corp B.V. (CEP - Cooperatieve Rabobank U.A.) (Netherlands)(b)(c)	4.68%	04/11/2023	19,500	19,394,417

Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.95%	05/03/2023	25,000	24,788,844

				229,880,933

Diversified Banks-19.40%

Banco Santander S.A. (Spain)(b)(c)	4.94%	05/01/2023	25,000	24,796,778

Banco Santander S.A. (Spain)(b)(c)	4.96%	05/10/2023	10,000	9,906,438

Barclays Bank PLC(b)(c)	4.89%	05/24/2023	10,000	9,886,147

DBS Bank Ltd. (Singapore)(b)(c)	5.18%	06/07/2023	20,000	19,737,925

DNB Bank ASA (Norway)(b)(c)	5.15%	02/01/2024	25,000	23,780,149

DZ Bank AG (Germany)(b)(c)	4.79%	04/11/2023	30,000	29,838,405

Lloyds Bank PLC (United Kingdom)(c)	5.14%	08/01/2023	25,000	24,464,636

National Australia Bank Ltd. (Australia)(b)(c)	5.10%	11/02/2023	40,000	38,606,096

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	4.65%	04/03/2023	50,000	49,781,078

Nordea Bank Abp (Finland)(b)(c)	5.06%	07/03/2023	30,000	29,493,646

Sumitomo Mitsui Trust Bank Ltd.(b)(c)	4.58%	03/06/2023	50,000	49,962,083

Toronto-Dominion Bank (The) (Canada)(b)(c)	0.00%	01/26/2024	25,000	24,934,499

Westpac Banking Corp. (Australia)(b)(c)	5.47%	08/03/2023	20,000	19,580,447

				354,768,327

Diversified Capital Markets-5.98%

Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC)	5.09%	07/12/2023	10,000	9,816,606

Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.80%	04/25/2023	50,000	49,635,222

Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.25%)(c)(d)	4.82%	07/24/2023	30,000	30,005,940

Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	4.62%	03/17/2023	20,000	19,956,556

				109,414,324

Education Services-1.97%

Emory University	4.68%	04/06/2023	36,000	35,983,588

Investment Banking & Brokerage-1.62%

Goldman Sachs International(b)	4.97%	05/24/2023	30,000	29,663,400

Regional Banks-2.73%

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	4.59%	03/24/2023	50,000	49,848,667

Specialized Finance-5.73%

Cabot Trail Funding LLC (CEP - TD Bank N.A.)(b)(c)	4.68%	04/03/2023	25,000	24,890,208

Caterpillar Financial Services Corp.	4.61%	03/02/2023	50,000	49,987,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)

Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.23%)(c)(d)	4.80%	07/24/2023	$20,000	$20,003,960

Ontario Teachers’ Finance Trust (Canada)(b)(c)	5.24%	05/16/2023	10,000	9,898,852

				104,780,498

Total Commercial Paper (Cost $934,507,127)				934,339,737

Certificates of Deposit-23.43%

Bank of America N.A.	5.37%	08/28/2023	40,000	39,989,008

Credit Agricole Corporate & Investment Bank S.A.(c)	4.55%	03/01/2023	69,572	69,571,586

DNB Bank ASA (Norway)(c)	4.55%	03/01/2023	62,000	62,000,000

Mizuho Bank Ltd.(c)	4.57%	03/01/2023	86,000	86,000,000

Oversea-Chinese Banking Corp. Ltd.(c)	4.84%	05/31/2023	25,000	24,998,175

Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	20,000	20,009,854

Skandinaviska Enskilda Banken AB(c)	4.56%	03/01/2023	90,000	90,000,000

Sumitomo Mitsui Trust Bank Ltd.(c)	4.55%	03/01/2023	36,000	36,000,000

Total Certificates of Deposit (Cost $428,571,465)				428,568,623

Variable Rate Demand Notes-4.29%(e)

Credit Enhanced-4.29%

Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	9,100	9,099,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	2,400	2,400,000

Total Variable Rate Demand Notes (Cost $78,539,999)				78,539,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-78.81% (Cost $1,441,618,591)				1,441,448,359

			Repurchase Amount
Repurchase Agreements-21.42%(g)

BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,104 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,897,590; 0.00% - 8.59%; 09/29/2023 - 10/20/2072)(c)(h)	4.67%	03/01/2023	5,004,540	5,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(c)(h)	4.70%	03/01/2023	20,018,278	20,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $115,105,321 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,499,356; 3.75% - 11.23%; 03/15/2024 - 09/25/2047)(c)(h)	4.71%	03/02/2023	45,041,213	45,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 - 02/25/2068)(c)(h)	4.65%	03/02/2023	18,016,275	18,000,000

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $50,006,444 (collateralized by corporate obligations valued at $55,000,360; 3.63% - 10.50%; 11/15/2026 - 05/15/2031)	4.64%	03/01/2023	25,003,222	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, non- agency mortgage-backed securities valued at $212,241,452; 0.70% - 11.75%; 05/22/2023 - 05/15/2097)(c)(i)	4.65%	03/01/2023	$15,001,938	$15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 01/04/2023 (collateralized by corporate obligations valued at $110,000,002; 0.00% - 11.50%; 05/30/2023 - 02/01/2050)(i)	4.87%	03/01/2023	40,150,956	40,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,752,093; 4.25% - 10.63%; 09/01/2023 - 03/01/2033)(i)	4.77%	03/01/2023	7,025,873	7,000,000

RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 - 01/15/2077)(c)(h)	4.75%	03/01/2023	15,013,854	15,000,000

Societe Generale, joint open agreement dated 01/04/2023 (collateralized by corporate obligations, a non-agency asset-backed security, a U.S. government sponsored agency obligation and U.S. Treasury obligation valued at $92,137,344; 0.00% - 7.88%; 03/15/2023 - 02/27/2063)(c)(i)	4.68%	03/01/2023	30,003,900	30,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(c)(i)	4.75%	03/01/2023	25,003,299	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.00% - 3.50%; 11/01/2046 - 01/20/2052)	4.56%	03/01/2023	146,686,663	146,668,085

Total Repurchase Agreements (Cost $391,668,085)				391,668,085

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.23% (Cost $1,833,286,676)				1,833,116,444

OTHER ASSETS LESS LIABILITIES-(0.23)%				(4,137,317)

NET ASSETS-100.00%				$1,828,979,127

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $748,388,684, which represented 40.92% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 16.2%; Japan: 14.7%; Cananda: 9.3%; Netherland: 8.1%; Sweden: 6.0%; other countries less than 5% each: 21.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	49.6%

8-30	7.0

31-60	15.7

61-90	9.8

91-180	10.9

181+	7.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-26.41%

Australia and New Zealand Banking Group Ltd. (Cayman Islands)(a)	4.57%	03/01/2023	$9,000	$9,000,000

BNP Paribas S.A. (SOFR + 0.50%)(a)(b)	4.32%	03/08/2023	2,075	2,075,195

Credit Agricole Corporate & Investment Bank S.A.(a)	4.55%	03/01/2023	10,428	10,428,414

DNB Bank ASA (Norway)(a)	4.55%	03/01/2023	8,000	8,000,000

Mizuho Bank Ltd.(a)	4.57%	03/01/2023	9,000	9,000,000

Skandinaviska Enskilda Banken AB(a)	4.56%	03/01/2023	8,000	8,000,000

Standard Chartered Bank (SOFR + 0.30%) (United Kingdom)(a)(b)	4.36%	03/13/2023	6,250	6,250,482

Sumitomo Mitsui Trust Bank Ltd.(a)	4.55%	03/01/2023	9,000	9,000,000

Total Certificates of Deposit (Cost $61,753,946)				61,754,091

Commercial Paper-23.09%(c)

Asset-Backed Securities - Fully Supported Bank-11.56%

Anglesea Funding LLC (Multi - CEP’s)(a)(d)	4.65%	03/08/2023	7,000	6,992,897

Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(a)(b)(d)	4.48%	03/16/2023	7,071	7,071,654

Halkin Finance LLC (Multi - CEP’s)(a)(d)	4.77%	03/30/2023	7,000	6,973,196

Nieuw Amsterdam Receivables Corp B.V. (CEP - Cooperatieve Rabobank U.A.)(a)(d)	4.53%	03/03/2023	6,000	5,997,708

				27,035,455

Diversified Banks-4.27%

Westpac Banking Corp. (SOFR + 0.50%) (Australia)(a)(b)(d)	4.32%	03/21/2023	10,000	10,002,359

Diversified Capital Markets-2.14%

Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(d)	4.58%	03/01/2023	5,000	4,999,364

Integrated Oil & Gas-2.99%

TotalEnergies Capital Canada Ltd. (Canada)(a)(d)	4.61%	03/02/2023	7,000	6,998,250

Specialized Finance-2.13%

Cabot Trail Funding LLC (CEP - TD Bank N.A.)(a)(d)	4.68%	04/04/2023	5,000	4,977,381

Total Commercial Paper (Cost $54,016,230)				54,012,809

Variable Rate Demand Notes-7.42%(e)

Credit Enhanced-7.42%

Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	5,000	5,000,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(d)(f)	4.90%	04/01/2047	5,000	5,000,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	2,950	2,950,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(d)(f)	4.67%	01/01/2033	4,400	4,400,000

Total Variable Rate Demand Notes (Cost $17,350,000)				17,350,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-56.92% (Cost $133,120,176)				133,116,900

			Repurchase Amount
Repurchase Agreements-43.19%(g)

BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(a)(h)	4.70%	03/01/2023	8,007,311	8,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 - 02/25/2068)(a)(h)	4.65%	03/02/2023	$5,004,521	$5,000,000

BofA Securities, Inc., joint term agreement dated 02/28/2023, aggregate maturing value of $250,032,222 (collateralized by corporate obligations valued at $275,000,783; 2.30% - 11.50%; 04/15/2025 - 06/01/2052)(h)(i)	4.64%	03/07/2023	5,000,644	5,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,752,093; 4.25% - 10.63%; 09/01/2023 - 03/01/2033)(j)	4.77%	03/01/2023	8,029,569	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 0.99% - 6.50%; 01/01/2024 - 07/25/2059)	4.55%	03/01/2023	15,001,896	15,000,000

RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 - 01/15/2077)(a)(h)	4.75%	03/01/2023	10,009,236	10,000,000

RBC Dominion Securities Inc., joint agreement dated 02/28/2023, aggregate maturing value of $500,063,194 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,004; 0.00% - 6.00%; 07/15/2023 - 01/20/2053)	4.55%	03/01/2023	15,001,896	15,000,000

Societe Generale, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,098; 0.13% - 7.50%; 03/01/2027 - 03/01/2053)	4.55%	03/01/2023	15,001,896	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(a)(j)	4.75%	03/01/2023	5,000,660	5,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2023, aggregate maturing value of $800,101,333 (collateralized by agency mortgage-backed securities valued at $816,000,000; 1.50% - 7.50%; 12/01/2023 - 03/01/2053)	4.56%	03/01/2023	15,001,900	15,000,000

Total Repurchase Agreements (Cost $101,000,000)				101,000,000

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.11% (Cost $234,120,176)				234,116,900

OTHER ASSETS LESS LIABILITIES-(0.11)%				(258,442)

NET ASSETS-100.00%				$233,858,458

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France 18.6%; Japan 9.8%; Canada 9.8%; Australia 8.1%; Netherlands 5.6%; other countries less than 5% each: 11.6%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $63,412,809, which represented 27.12% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	81.0%

8-30	16.9

31-60	2.1

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-44.18%

U.S. Treasury Bills-30.14%(a)

U.S. Treasury Bills	4.55%	03/09/2023	$200,000	$199,798,889

U.S. Treasury Bills	4.54%	03/14/2023	700,000	698,857,445

U.S. Treasury Bills	4.32%	03/16/2023	550,000	549,021,458

U.S. Treasury Bills	4.53%-4.54%	03/21/2023	1,800,000	1,795,490,498

U.S. Treasury Bills	4.56%	03/28/2023	450,000	448,472,812

U.S. Treasury Bills	4.54%	04/04/2023	675,000	672,128,062

U.S. Treasury Bills	4.47%-4.63%	04/11/2023	1,200,000	1,193,758,886

U.S. Treasury Bills	4.51%	04/18/2023	499,000	496,045,919

U.S. Treasury Bills	4.49%	04/25/2023	400,000	397,295,834

U.S. Treasury Bills	4.63%	04/27/2023	120,000	119,130,750

U.S. Treasury Bills	4.62%	05/02/2023	500,000	496,081,944

U.S. Treasury Bills	4.65%	05/04/2023	600,000	595,098,666

U.S. Treasury Bills	4.64%	05/09/2023	500,000	495,620,417

U.S. Treasury Bills	4.64%	05/11/2023	750,000	743,210,625

U.S. Treasury Bills	4.68%	05/23/2023	600,000	593,622,833

U.S. Treasury Bills	4.69%	05/30/2023	400,000	395,379,999

U.S. Treasury Bills	4.70%	06/06/2023	675,000	666,588,281

U.S. Treasury Bills	4.75%	07/06/2023	300,000	295,094,625

U.S. Treasury Bills	4.78%	11/30/2023	176,500	170,380,990

U.S. Treasury Bills	4.73%-4.83%	12/28/2023	500,000	480,831,389

U.S. Treasury Bills	4.68%-4.87%	01/25/2024	950,000	910,752,917

				12,412,663,239

U.S. Treasury Floating Rate Notes-14.04%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	1,945,500	1,944,968,479

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	2,589,000	2,586,191,922

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	1,250,000	1,250,426,646

				5,781,587,047

Total U.S. Treasury Securities (Cost $18,194,250,286)				18,194,250,286

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.18% (Cost $18,194,250,286)				18,194,250,286

			Repurchase Amount
Repurchase Agreements-54.62%(c)

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $600,066,667 (collateralized by U.S. Treasury obligations valued at $612,000,086; 0.13% - 1.13%; 01/15/2024 - 01/15/2033)	4.00%	03/01/2023	200,022,222	200,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023, aggregate maturing value of $3,002,654,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,083; 0.13% - 1.13%; 07/15/2023 - 01/15/2033)(d)	4.55%	03/01/2023	1,801,592,500	1,800,000,000

Federal Reserve Bank of New York, joint agreement dated 02/28/2023, aggregate maturing value of $50,006,319,444 (collateralized by U.S. Treasury obligations valued at $50,006,319,596; 0.25% - 4.50%; 10/31/2023 - 08/15/2039)	4.55%	03/01/2023	12,801,617,778	12,800,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $300,035,833 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.88% - 4.84%; 07/31/2023 - 02/15/2032)	4.30%	03/01/2023	$100,011,944	$100,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $4,000,505,556 (collateralized by U.S. Treasury obligations valued at $4,080,000,087; 0.00% - 4.38%; 06/13/2023 - 02/15/2048)	4.55%	03/01/2023	1,500,189,583	1,500,000,000

Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,065; 1.88% - 2.88%; 05/15/2051 - 05/15/2052)	4.55%	03/01/2023	500,063,194	500,000,000

Goldman Sachs & Co., agreement dated 02/28/2023, maturing value of $1,500,190,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,003; 0.00% - 5.25%; 11/15/2023 - 08/15/2051)	4.56%	03/01/2023	1,500,190,000	1,500,000,000

Goldman Sachs & Co., joint agreement dated 02/28/2023, aggregate maturing value of $1,295,098,924 (collateralized by U.S. Treasury obligations valued at $1,320,900,062; 0.00% - 5.38%; 03/02/2023 - 08/15/2052)	2.75%	03/01/2023	450,034,375	450,000,000

ING Financial Markets, LLC, term agreement dated 02/28/2023, maturing value of $100,088,472 (collateralized by U.S. Treasury obligations valued at $102,000,049; 0.00% - 4.50%; 06/15/2023 - 11/15/2050)(d)	4.55%	03/07/2023	100,088,472	100,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/22/2023, aggregate maturing value of $350,316,644 (collateralized by U.S. Treasury obligations valued at $359,869,294; 0.00%; 08/15/2027 - 08/15/2046)(d)	4.57%	03/01/2023	100,088,861	100,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $1,802,662,944 (collateralized by U.S. Treasury obligations valued at $1,838,431,196; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(d)	4.57%	03/01/2023	672,959,969	672,362,500

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/22/2023, maturing value of $100,088,569 (collateralized by U.S. Treasury obligations valued at $102,012,845; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	4.56%	03/01/2023	100,088,569	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2023, maturing value of $896,209,130 (collateralized by U.S. Treasury obligations valued at $912,399,598; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	4.56%	03/01/2023	896,209,130	896,095,625

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,395; 0.00% - 4.00%; 03/28/2023 - 08/15/2052)(e)	4.55%	03/01/2023	75,009,479	75,000,000

Societe Generale, joint term agreement dated 02/23/2023, aggregate maturing value of $1,001,773,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,026; 0.13% - 4.13%; 05/31/2023 - 08/31/2029)	4.56%	03/09/2023	400,709,333	400,000,000

Standard Chartered Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,128,928; 0.00% - 6.00%; 05/31/2023 - 11/15/2052)	4.55%	03/01/2023	250,031,597	250,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	1,045,775,475	1,045,643,317

Total Repurchase Agreements (Cost $22,489,101,442)				22,489,101,442

TOTAL INVESTMENTS IN SECURITIES-98.80% (Cost $40,683,351,728)				40,683,351,728

OTHER ASSETS LESS LIABILITIES-1.20%				492,409,255

NET ASSETS-100.00%				$41,175,760,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	54.7%

8-30	10.0

31-60	7.0

61-90	7.1

91-180	3.3

181+	17.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-37.65%

U.S. Treasury Bills-23.42%(a)

U.S. Treasury Bills	4.53%	03/21/2023	$827,880	$825,805,701

U.S. Treasury Bills	4.53%-4.56%	03/28/2023	2,450,000	2,441,698,905

U.S. Treasury Bills	4.54%	04/04/2023	2,000,000	1,991,490,553

U.S. Treasury Bills	4.46%	04/06/2023	470,000	467,927,300

U.S. Treasury Bills	4.63%	04/11/2023	2,040,000	2,029,312,660

U.S. Treasury Bills	4.51%	04/18/2023	2,500,000	2,485,199,998

U.S. Treasury Bills	4.61%	04/20/2023	1,200,000	1,192,400,000

U.S. Treasury Bills	4.49%	04/25/2023	1,300,000	1,291,211,460

U.S. Treasury Bills	4.63%	04/27/2023	1,100,000	1,092,031,875

U.S. Treasury Bills	4.65%	05/04/2023	2,000,000	1,983,662,221

U.S. Treasury Bills	4.64%	05/11/2023	1,410,000	1,397,235,975

U.S. Treasury Bills	4.69%	05/30/2023	445,000	439,860,249

U.S. Treasury Bills	4.70%	06/06/2023	1,100,000	1,086,292,014

U.S. Treasury Bills	4.12%-4.52%	10/05/2023	240,000	233,818,882

U.S. Treasury Bills	4.78%	11/30/2023	45,000	43,439,912

U.S. Treasury Bills	4.68%	01/25/2024	1,200,000	1,150,829,997

				20,152,217,702

U.S. Treasury Floating Rate Notes-14.23%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	10/31/2023	431,679	431,694,009

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	4.79%	01/31/2024	180,000	179,971,503

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	4.73%	04/30/2024	3,564,000	3,561,449,655

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	3,323,400	3,321,978,999

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	3,834,800	3,830,307,536

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	915,000	915,650,639

				12,241,052,341

Total U.S. Treasury Securities (Cost $32,393,270,043)				32,393,270,043

U.S. Government Sponsored Agency Securities-5.75%

Federal Farm Credit Bank (FFCB)-3.37%

Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.57%	06/12/2023	75,000	75,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	07/07/2023	143,000	143,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/08/2023	155,000	155,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/18/2023	21,500	21,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/27/2023	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	12/15/2023	24,500	24,499,020

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.61%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	02/05/2024	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	02/20/2024	$80,000	$80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	03/15/2024	431,000	431,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	03/18/2024	445,000	445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/24/2024	62,000	62,000,000

				2,898,499,020

Federal Home Loan Bank (FHLB)-2.18%(a)

Federal Home Loan Bank	4.81%	07/14/2023	800,000	785,899,999

Federal Home Loan Bank	5.01%	01/12/2024	213,000	204,015,956

Federal Home Loan Bank	5.02%	02/09/2024	926,000	883,581,484

				1,873,497,439

U.S. International Development Finance Corp. (DFC)-0.20%

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	06/15/2025	12,000	12,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.46%	07/15/2025	13,056	13,055,558

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2025	2,895	2,894,737

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.65%	09/15/2026	6,250	6,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2026	3,750	3,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.46%	09/30/2027	10,364	10,363,637

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	02/15/2028	11,111	11,111,111

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	11/15/2028	52,273	52,272,728

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	05/15/2030	6,734	6,734,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	10/15/2030	6,889	6,888,889

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.47%	07/09/2026	17,850	17,850,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	03/15/2030	32,625	32,625,000

				175,795,660

Total U.S. Government Sponsored Agency Securities (Cost $4,947,792,119)				4,947,792,119

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-43.40% (Cost $37,341,062,162)				37,341,062,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements-56.68%(d)

Bank of Nova Scotia, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 0.00% - 4.38%; 03/16/2023 - 02/15/2050)	4.55%	03/01/2023	$924,801,150	$924,684,280

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $1,195,151,035 (collateralized by agency mortgage-backed securities valued at $1,218,900,000; 1.81% - 6.50%; 10/25/2031 - 09/20/2072)	4.55%	03/01/2023	735,092,896	735,000,000

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $600,066,667 (collateralized by U.S. Treasury obligations valued at $612,000,086; 0.13% - 1.13%; 01/15/2024 - 01/15/2033)	4.00%	03/01/2023	400,044,444	400,000,000

CIBC World Markets Corp., joint term agreement dated 02/16/2023, aggregate maturing value of $501,583,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,130; 1.50% - 8.50%; 01/01/2024 - 03/01/2053)(e)	4.56%	03/13/2023	300,950,000	300,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023, aggregate maturing value of $3,002,654,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,083; 0.13% - 1.13%; 07/15/2023 - 01/15/2033)(e)	4.55%	03/01/2023	1,000,884,722	1,000,000,000

Federal Reserve Bank of New York, joint agreement dated 02/28/2023, aggregate maturing value of $50,006,319,444 (collateralized by U.S. Treasury obligations valued at $50,006,319,596; 0.25% - 4.50%; 10/31/2023 - 08/15/2039)	4.55%	03/01/2023	32,704,132,917	32,700,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $300,035,833 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.88% - 4.84%; 07/31/2023 - 02/15/2032)	4.30%	03/01/2023	200,023,889	200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $4,000,505,556 (collateralized by U.S. Treasury obligations valued at $4,080,000,087; 0.00% - 4.38%; 06/13/2023 - 02/15/2048)	4.55%	03/01/2023	2,500,315,972	2,500,000,000

Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,065; 1.88% - 2.88%; 05/15/2051 - 05/15/2052)	4.55%	03/01/2023	100,012,639	100,000,000

Goldman Sachs & Co., agreement dated 02/28/2023, maturing value of $1,500,190,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.00% - 6.25%; 03/23/2023 - 02/15/2048)	4.56%	03/01/2023	1,500,190,000	1,500,000,000

Goldman Sachs & Co., joint agreement dated 02/28/2023, aggregate maturing value of $1,295,098,924 (collateralized by U.S. Treasury obligations valued at $1,320,900,062; 0.00% - 5.38%; 03/02/2023 - 08/15/2052)	2.75%	03/01/2023	845,064,549	845,000,000

ING Financial Markets, LLC, joint term agreement dated 02/02/2023, aggregate maturing value of $251,551,667 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.00% - 6.50%; 08/01/2028 - 02/01/2053)	4.56%	03/23/2023	85,527,567	85,000,000

ING Financial Markets, LLC, term agreement dated 02/02/2023, maturing value of $301,862,000 (collateralized by agency mortgage-backed securities valued at $306,000,000; 2.00% - 6.00%; 11/01/2029 - 02/01/2053)	4.56%	03/23/2023	301,862,000	300,000,000

ING Financial Markets, LLC, term agreement dated 02/02/2023, maturing value of $503,103,333 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 7.00%; 03/01/2028 - 01/01/2057)	4.56%	03/23/2023	503,103,333	500,000,000

ING Financial Markets, LLC, term agreement dated 02/13/2023, maturing value of $251,205,972 (collateralized by agency mortgage-backed securities and a U.S. Treasury obligation valued at $255,000,070; 2.00% - 5.50%; 06/01/2047 - 01/01/2053)	4.57%	03/23/2023	251,205,972	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 02/27/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.38% - 7.50%; 09/01/2025 - 08/01/2056)(f)	4.57%	03/01/2023	$785,199,303	$785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/22/2023, aggregate maturing value of $350,316,644 (collateralized by U.S. Treasury obligations valued at $359,869,294; 0.00%; 08/15/2027 - 08/15/2046)(e)	4.57%	03/01/2023	170,152,002	170,000,937

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $1,802,662,944 (collateralized by U.S. Treasury obligations valued at $1,838,431,196; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(e)	4.57%	03/01/2023	952,908,513	952,062,500

Prudential Insurance Co. of America, agreement dated 02/28/2023, maturing value of $144,194,512 (collateralized by U.S. Treasury obligations valued at $146,949,280; 0.00%; 05/15/2037 - 08/15/2042)	4.56%	03/01/2023	144,194,512	144,176,250

RBC Dominion Securities Inc., joint term agreement dated 02/02/2023, aggregate maturing value of $2,767,068,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,805,000,000; 0.13% - 5.50%; 03/31/2023 - 02/20/2053)(e)	4.56%	03/23/2023	1,076,641,133	1,070,000,000

Royal Bank of Canada, term agreement dated 02/02/2023, maturing value of $1,006,206,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,039; 0.00% - 6.50%; 12/31/2025 - 02/01/2053)(e)	4.56%	03/23/2023	1,006,206,667	1,000,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,395; 0.00% - 4.00%; 03/28/2023 - 08/15/2052)(f)	4.55%	03/01/2023	100,012,639	100,000,000

Societe Generale, joint term agreement dated 02/23/2023, aggregate maturing value of $1,001,773,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,026; 0.13% - 4.13%; 05/31/2023 - 08/31/2029)	4.56%	03/09/2023	375,665,000	375,000,000

Standard Chartered Bank, agreement dated 02/28/2023, maturing value of $150,018,958 (collateralized by agency mortgage-backed securities valued at $153,019,338; 3.00% - 4.50%; 07/20/2049 - 10/20/2052)	4.55%	03/01/2023	150,018,958	150,000,000

Standard Chartered Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,128,928; 0.00% - 6.00%; 05/31/2023 - 11/15/2052)	4.55%	03/01/2023	750,094,792	750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	702,085,622	701,996,897

TD Securities (USA) LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $350,309,993 (collateralized by agency mortgage-backed securities valued at $357,000,000; 2.00% - 4.00%; 05/01/2041 - 05/01/2052)(e)	4.56%	03/01/2023	220,194,853	220,000,000

Total Repurchase Agreements (Cost $48,757,920,864)				48,757,920,864

TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $86,098,983,026)				86,098,983,026

OTHER ASSETS LESS LIABILITIES-(0.08)%				(64,740,455)

NET ASSETS-100.00%				$86,034,242,571

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate

VRD -Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	56.1%

8-30	5.2

31-60	11.4

61-90	4.5

91-180	2.4

181+	20.4

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-100.83%

U.S. Treasury Bills-85.74%(a)

U.S. Treasury Bills	4.33%	03/02/2023	$20,000	$19,997,620

U.S. Treasury Bills	4.34%-4.51%	03/07/2023	110,700	110,618,265

U.S. Treasury Bills	4.32%-4.48%	03/09/2023	9,700	9,690,542

U.S. Treasury Bills	4.49%-4.54%	03/14/2023	86,700	86,559,909

U.S. Treasury Bills	4.53%-4.55%	03/21/2023	135,900	135,559,358

U.S. Treasury Bills	4.53%-4.56%	03/28/2023	72,500	72,253,676

U.S. Treasury Bills	4.40%	03/30/2023	51,000	50,821,288

U.S. Treasury Bills	4.50%-4.55%	04/04/2023	111,200	110,727,059

U.S. Treasury Bills	4.46%	04/06/2023	50,000	49,779,500

U.S. Treasury Bills	4.46%-4.63%	04/11/2023	80,000	79,587,722

U.S. Treasury Bills	4.61%	04/13/2023	22,150	22,029,356

U.S. Treasury Bills	4.68%	04/18/2023	41,000	40,745,800

U.S. Treasury Bills	4.69%	04/25/2023	65,000	64,537,603

U.S. Treasury Bills	4.65%	05/04/2023	60,000	59,509,867

U.S. Treasury Bills	4.64%	05/09/2023	16,000	15,859,853

U.S. Treasury Bills	4.64%	05/11/2023	40,000	39,637,900

U.S. Treasury Bills	4.74%	05/18/2023	26,000	25,736,360

U.S. Treasury Bills	4.78%	05/25/2023	20,000	19,777,111

U.S. Treasury Bills	4.75%	06/01/2023	10,000	9,879,931

U.S. Treasury Bills	4.70%	06/06/2023	35,000	34,563,837

U.S. Treasury Bills	4.64%	06/08/2023	15,000	14,812,931

U.S. Treasury Bills	4.77%	06/13/2023	33,000	32,551,933

U.S. Treasury Bills	3.01%	07/13/2023	6,000	5,934,764

U.S. Treasury Bills	4.80%	07/20/2023	10,000	9,816,504

U.S. Treasury Bills	4.12%	10/05/2023	6,000	5,856,302

U.S. Treasury Bills	4.68%-4.86%	01/25/2024	27,500	26,364,091

				1,153,209,082

U.S. Treasury Floating Rate Notes-14.16%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	4.84%	04/30/2023	19,000	19,000,127

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	4.84%	07/31/2023	17,500	17,500,177

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	10/31/2023	30,000	30,000,345

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	4.79%	01/31/2024	8,000	7,998,734

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	4.73%	04/30/2024	25,500	25,482,209

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	32,000	31,984,058

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	49,000	48,958,037

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	9,500	9,506,755

				190,430,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-0.93%

TOTAL INVESTMENTS IN SECURITIES-100.83% (Cost $1,356,189,593)				1,356,189,593

OTHER ASSETS LESS LIABILITIES-(0.83)%				(11,125,964)

NET ASSETS-100.00%				$1,345,063,629

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	9.6%

8-30	26.1

31-60	27.0

61-90	13.3

91-180	9.3

181+	14.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-94.08%

Alabama-3.55%

Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America, N.A.)(a)(b)(c)	2.14%	05/01/2041	$3,240	$3,240,000

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(b)(c)(d)	2.25%	07/01/2040	4,910	4,910,000

				8,150,000

Arizona-2.72%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC - Bank of America, N.A.)(b)(c)	1.40%	01/01/2046	6,250	6,250,000

California-0.87%

Los Angeles County Capital Asset Leasing Corp.; Series B, Commercial Paper Notes	2.00%	03/01/2023	2,000	2,000,000

Connecticut-2.47%

Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2017 A, Ref. VRD RB(b)	2.20%	07/01/2042	5,660	5,660,000

Delaware-0.95%

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.21%	05/01/2036	2,180	2,180,000

District of Columbia-3.29%

District of Columbia; Series 2022 A, Commercial Paper Notes(d)	2.43%	03/15/2023	3,000	3,000,000

District of Columbia (Georgetown University);
Series 2007 C-2, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.19%	04/01/2041	1,200	1,200,000

Series 2009 C, Ref. VRD RB (LOC - Bank of Tokyo Mitsubishi UFJ)(b)(c)(d)	2.19%	04/01/2042	3,350	3,350,000

				7,550,000

Florida-4.09%

Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	2.25%	06/01/2048	2,485	2,485,000

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.11%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.23%	07/01/2032	4,175	4,175,000

				9,385,000

Georgia-4.54%

Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.21%	11/01/2030	1,450	1,450,000

Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2022 B, VRD RB (SIFMA Municipal Swap Index + 0.03%)(b)	2.00%	09/01/2052	8,975	8,975,000

				10,425,000

Idaho-0.44%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2018 C, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.40%	03/01/2048	1,000	1,000,000

Illinois-7.33%

Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	2.21%	10/01/2033	2,625	2,625,000

Illinois (State of) Educational Facilities Authority (Augustana College); Series 2003 B, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.24%	10/01/2032	1,600	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.15%	01/01/2037	$2,800	$2,800,000

Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-2, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.50%	08/01/2043	1,000	1,000,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.45%	06/01/2034	2,960	2,960,000

Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD RB (LOC - FHLMC)(b)(c)	2.17%	01/01/2041	4,835	4,835,000

University of Illinois (Illinois Health Services); Series 1997 B, VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	2.50%	10/01/2026	1,000	1,000,000

				16,820,000

Indiana-3.31%

Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	2.28%	08/01/2037	4,950	4,950,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 C, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.05%	11/01/2039	2,635	2,635,000

				7,585,000

Iowa-2.18%

Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB (LOC - Korea Devlopment Bank)(a)(b)(c)(d)	2.24%	12/01/2041	5,000	5,000,000

Kentucky-1.61%

Boyle (County of), KY (Centre College); Series 2008 A, Ref. VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.20%	06/01/2037	3,700	3,700,000

Louisiana-3.79%

Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	2.50%	09/01/2033	1,000	1,000,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	2.45%	07/01/2047	6,605	6,605,000

Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	2.10%	07/01/2047	1,100	1,100,000

				8,705,000

Maryland-2.10%

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.45%	07/01/2041	4,810	4,810,000

Massachusetts-2.51%

Massachusetts (Commonwealth of) Development Finance Agency (Boston University);
Series 2008 U-6C, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.35%	10/01/2042	700	700,000

Series 2008 U-6E, Ref. VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.35%	10/01/2042	5,050	5,050,000

				5,750,000

Minnesota-3.12%

Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	2.29%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	2.20%	11/01/2035	3,600	3,600,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	2.20%	10/01/2033	2,385	2,385,000

				7,160,000

Mississippi-3.97%

Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(b)	1.40%	06/01/2023	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi-(continued)

Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 E, VRD IDR(b)	2.04%	12/01/2030	$4,000	$4,000,000

Series 2010 C, VRD IDR(b)	1.40%	11/01/2035	595	595,000

Series 2010 J, VRD IDR(b)	1.38%	11/01/2035	1,000	1,000,000

Series 2010 C, VRD IDR(b)	1.40%	11/01/2035	3,320	3,320,000

				9,115,000

Missouri-2.29%

Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	2.23%	11/01/2037	1,175	1,175,000

Kansas City (City of), MO (H Roe Bartle Convention Center);
Series 2008 F, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.24%	04/15/2025	1,915	1,915,000

Series 2008 E, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.24%	04/15/2034	900	900,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	2.38%	08/01/2038	1,260	1,260,000

				5,250,000

New York-5.36%
Metropolitan Transportation Authority;
Subseries 2012 G-1, VRD RB (LOC - Barclays Bank PLC)(b)(c)(d)	1.35%	11/01/2032	3,800	3,800,000

Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.20%	11/15/2046	4,510	4,510,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(b)(c)(d)	2.40%	05/01/2039	4,000	4,000,000

				12,310,000

North Carolina-5.63%

Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(b)	1.40%	01/15/2048	2,500	2,500,000

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(b)	1.40%	01/15/2037	4,000	4,000,000

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	2.20%	06/01/2027	6,425	6,425,000

				12,925,000

Ohio-1.73%

Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	2.20%	08/02/2038	2,650	2,650,000

Ohio State University (The); Series 2014 B-1, VRD RB(b)	2.41%	12/01/2039	1,310	1,310,000

				3,960,000

Oregon-0.49%

Oregon (State of) Department of Transportation; Series A-2, Commercial Paper Notes(d)	2.80%	03/21/2023	1,000	1,000,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2018 A, Ref. VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.40%	08/01/2034	125	125,000

				1,125,000

Pennsylvania-1.74%

Philadelphia (City of), PA; Series A, Commercial Paper Notes(d)	2.55%	03/23/2023	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-17.41%

Board of Regents of the University of Texas System;
Series 2008 B, VRD RB(b)	2.15%	08/01/2025	$1,115	$1,115,000

Series 2008 A, VRD RB(b)	2.10%	07/01/2037	2,425	2,425,000

Series A, Commercial Paper Notes	3.20%	03/03/2023	2,500	2,500,000

Garland (City of), TX; Series 2021, Commercial Paper Notes(d)	2.60%	03/01/2023	5,000	5,000,000

Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(b)	1.40%	11/01/2041	6,450	6,450,000

Harris County Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, Ref. VRD RB(b)	1.45%	12/01/2041	4,185	4,185,000

Houston (City of), TX; Series H-2, Commercial Paper Notes	2.85%	03/09/2023	7,000	7,000,000

Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil); Series 2011, VRD RB(b)	1.36%	11/01/2051	3,182	3,182,000

Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas); Series 2008 A, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.45%	10/01/2041	1,480	1,480,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	2.29%	05/01/2042	3,020	3,020,000

Texas A&M University; Series B, Commercial Paper Notes	3.25%	04/05/2023	3,600	3,600,000

				39,957,000

Virginia-1.00%

Loudoun (County of), VA Economic Development Authority (Jack Kent Cooke Foundation); Series 2004, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.25%	06/01/2034	2,300	2,300,000

Washington-1.32%

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	2.21%	11/01/2047	3,025	3,025,000

West Virginia-2.92%

Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America, N.A.)(b)(c)	2.19%	07/01/2039	745	745,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Truist Bank)(b)(c)	2.32%	01/01/2034	5,945	5,945,000

				6,690,000

Wisconsin-1.35%

Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	2.22%	10/01/2042	3,090	3,090,000

TOTAL INVESTMENTS IN SECURITIES(e)(f)-94.08% (Cost $215,877,000)				215,877,000

OTHER ASSETS LESS LIABILITIES-5.92%				13,576,124

NET ASSETS-100.00%				$229,453,124

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $8,240,000, which represented 3.59% of the Fund’s Net Assets.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada 8.3%; United Kingdom 6.9%; Japan 6.1%; Other countries less than 5% each: 4.3%.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

TD Bank, N.A.	5.6%

Northern Trust Co. (The)	5.6

PNC Bank, N.A.	5.3

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	91.8%

8-30	6.6

31-60	1.6

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Assets:

Investments in unaffiliated securities, at value	$1,441,448,359	$133,116,900	$18,194,250,286	$37,341,062,162	$1,356,189,593	$215,877,000

Repurchase agreements, at value and cost	391,668,085	101,000,000	22,489,101,442	48,757,920,864	-	-

Cash	19,375	-	710,756	983,579	78,638	35,079

Receivable for:
Investments sold	-	-	548,668,115	-	-	13,075,000

Fund shares sold	-	87,000	16,852,266	7,476,439	-	-

Interest	1,964,115	173,966	27,561,801	86,121,462	738,940	648,615

Fund expenses absorbed	37,313	32,400	1,744,510	-	54,458	65,326

Investment for trustee deferred compensation and retirement plans	2,688,319	708,169	1,620,498	739,975	74,208	244,277

Other assets	6,754	132,348	516,985	1,674,555	1,386	48,339

Total assets	1,837,832,320	235,250,783	41,281,026,659	86,195,979,036	1,357,137,223	229,993,636

Liabilities:

Payable for:
Investments purchased	-	-	-	-	9,879,931	-

Fund shares reacquired	-	176,816	3,090,287	4,269,464	-	6,500

Amount due custodian	-	2,848	-	-	-	-

Dividends	5,633,256	390,246	92,186,592	145,385,932	1,852,280	174,016

Accrued fees to affiliates	290,525	44,449	7,871,710	11,084,004	238,921	65,704

Accrued trustees’ and officers ’fees and benefits	4,481	2,926	36,205	77,012	3,868	2,679

Accrued operating expenses	47,662	21,439	243,679	-	13,029	31,340

Trustee deferred compensation and retirement plans	2,877,269	753,601	1,837,203	920,053	85,565	260,273

Total liabilities	8,853,193	1,392,325	105,265,676	161,736,465	12,073,594	540,512

Net assets applicable to shares outstanding	$1,828,979,127	$233,858,458	$41,175,760,983	$86,034,242,571	$1,345,063,629	$229,453,124

Net assets consist of:

Shares of beneficial interest	$1,831,354,980	$234,441,720	$41,178,125,062	$86,059,942,124	$1,345,271,837	$229,672,837

Distributable earnings (loss)	(2,375,853)	(583,262)	(2,364,079)	(25,699,553)	(208,208)	(219,713)

	$1,828,979,127	$233,858,458	$41,175,760,983	$86,034,242,571	$1,345,063,629	$229,453,124

Net Assets:

Institutional Class	$1,819,669,256	$232,387,514	$35,450,224,348	$71,325,123,345	$1,268,187,565	$193,805,989

Private Investment Class	$1,042,790	$332,161	$618,415,066	$742,331,579	$16,661,216	$25,307,654

Personal Investment Class	$10,252	$92,946	$388,631,121	$33,381,231	$11,961,557	$396,032

Cash Management Class	$1,676,277	$467,280	$240,742,041	$625,170,630	$80,071	$3,493,634

Reserve Class	$171,670	$71,322	$658,815,411	$512,205,911	$44,802,872	$5,703,646

Resource Class	$249,687	$394	$76,755,901	$196,305,722	$115,395	$735,736

Corporate Class	$6,059,212	$506,841	$1,887,842,566	$1,565,745,767	$3,254,953	$10,433

CAVU Securities Class	$99,983	$-	$1,854,334,529	$11,033,978,386	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	1,819,297,797	232,378,976	35,450,012,600	71,346,337,427	1,268,330,132	193,784,100

Private Investment Class	1,042,580	332,149	618,409,608	742,552,280	16,663,105	25,304,973

Personal Investment Class	10,250	92,942	388,629,737	33,391,145	11,962,914	395,994

Cash Management Class	1,675,941	467,263	240,741,915	625,356,709	80,079	3,493,246

Reserve Class	171,636	71,319	658,813,165	512,358,049	44,807,951	5,703,138

Resource Class	249,638	394	76,755,057	196,364,021	115,408	735,656

Corporate Class	6,057,994	506,822	1,887,836,389	1,566,211,620	3,255,321	10,432

CAVU Securities Class	99,963	-	1,854,316,343	11,037,257,584	-	-

Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$1,833,286,676	$234,120,176	$40,683,351,728	$86,098,983,026	$1,356,189,593	$215,877,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Investment income:
Interest	$33,876,133	$7,151,703	$708,212,871	$1,395,214,104	$25,472,569	$3,310,770

Expenses:
Advisory fees	1,298,945	287,417	26,911,965	36,209,920	863,058	269,431

Administrative services fees	376,482	88,649	8,043,255	16,157,749	308,915	62,708

Custodian fees	11,976	12,085	712,043	51,850	57,453	2,117

Distribution fees:
Private Investment Class	1,566	537	667,061	972,135	19,594	29,618

Personal Investment Class	27	251	1,134,089	90,606	32,317	2,915

Cash Management Class	681	174	119,391	317,403	31	1,369

Reserve Class	745	305	4,165,559	2,604,658	212,296	45,602

Resource Class	246	-	51,160	138,138	158	601

Corporate Class	245	34	191,872	167,327	1,056	2

Transfer agent fees	77,937	17,245	1,614,718	3,258,893	60,939	12,124

Trustees’ and officers’ fees and benefits	12,531	8,729	92,223	203,275	10,879	8,118

Registration and filing fees	54,047	56,974	978,820	2,003,579	47,828	62,326

Reports to shareholders	-	-	-	-	-	1,005

Professional services fees	23,255	19,395	67,575	22,179	21,273	19,076

Other	46,174	27,959	142,190	112,996	29,592	11,719

Total expenses	1,904,857	519,754	44,891,921	62,310,708	1,665,389	528,731

Less: Fees waived and expenses reimbursed	(342,612)	(173,553)	(6,268,478)	(84,156)	(181,160)	(179,196)

Net expenses	1,562,245	346,201	38,623,443	62,226,552	1,484,229	349,535

Net investment income	32,313,888	6,805,502	669,589,428	1,332,987,552	23,988,340	2,961,235

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	4,162	158	2,730,256	2,283,446	(30,165)	-

Change in net unrealized appreciation of unaffiliated investment securities	73,684	2,084	-	-	-	-

Net realized and unrealized gain (loss)	77,846	2,242	2,730,256	2,283,446	(30,165)	-

Net increase in net assets resulting from operations	$32,391,734	$6,807,744	$672,319,684	$1,335,270,998	$23,958,175	$2,961,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:

Net investment income	$32,313,888	$9,991,934	$6,805,502	$1,826,985

Net realized gain	4,162	3,959	158	624

Change in net unrealized appreciation (depreciation)	73,684	(406,836)	2,084	(5,126)

Net increase in net assets resulting from operations	32,391,734	9,589,057	6,807,744	1,822,483

Distributions to shareholders from distributable earnings:

Institutional Class	(32,218,847)	(9,973,378)	(6,784,760)	(1,657,807)

Private Investment Class	(17,996)	(6,754)	(5,822)	(1,550)

Personal Investment Class	(164)	(32)	(1,411)	(240)

Cash Management Class	(31,264)	(9,759)	(7,918)	(1,672)

Reserve Class	(2,462)	(378)	(971)	(130)

Resource Class	(4,383)	(1,017)	(8)	(3)

Corporate Class	(36,909)	(112)	(4,612)	(95)

CAVU Securities Class	(1,863)	(504)	-	-

Total distributions from distributable earnings	(32,313,888)	(9,991,934)	(6,805,502)	(1,661,497)

Return of capital:

Institutional Class	-	-	-	(165,120)

Private Investment Class	-	-	-	(154)

Personal Investment Class	-	-	-	(24)

Cash Management Class	-	-	-	(167)

Reserve Class	-	-	-	(13)

Resource Class	-	-	-	(1)

Corporate Class	-	-	-	(9)

Total return of capital	-	-	-	(165,488)

Total distributions	(32,313,888)	(9,991,934)	(6,805,502)	(1,826,985)

Share transactions-net:

Institutional Class	77,909,713	(614,280,688)	(90,087,288)	100,759,349

Private Investment Class	(30,196)	(1,818,407)	(125,154)	(147,861)

Personal Investment Class	4	-	1,540	(1,448)

Cash Management Class	(43,963)	(1,201,217)	98,248	(127,021)

Reserve Class	(3,343)	(40,550)	1,057	(16,775)

Resource Class	1,735	(114,240)	8	1

Corporate Class	6,036,928	(354)	485,652	64

CAVU Securities Class	-	1	-	-

Net increase (decrease) in net assets resulting from share transactions	83,870,878	(617,455,455)	(89,625,937)	100,466,309

Net increase (decrease) in net assets	83,948,724	(617,858,332)	(89,623,695)	100,461,807

Net assets:

Beginning of period	1,745,030,403	2,362,888,735	323,482,153	223,020,346

End of period	$1,828,979,127	$1,745,030,403	$233,858,458	$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:

Net investment income	$669,589,428	$96,074,616	$1,332,987,552	$325,968,052

Net realized gain (loss)	2,730,256	(3,886,562)	2,283,446	(28,543,577)

Net increase in net assets resulting from operations	672,319,684	92,188,054	1,335,270,998	297,424,475

Distributions to shareholders from distributable earnings:

Institutional Class	(581,902,260)	(85,408,911)	(1,124,090,481)	(295,190,284)

Private Investment Class	(7,645,428)	(1,268,453)	(10,946,131)	(2,186,097)

Personal Investment Class	(6,320,398)	(1,167,413)	(501,718)	(110,536)

Cash Management Class	(5,107,835)	(1,843,731)	(13,622,487)	(3,324,668)

Reserve Class	(12,607,423)	(2,122,002)	(8,266,117)	(1,225,131)

Resource Class	(1,108,827)	(267,315)	(3,057,626)	(863,585)

Corporate Class	(25,353,351)	(1,170,294)	(21,689,739)	(2,699,107)

CAVU Securities Class	(29,543,906)	(2,826,497)	(150,813,253)	(20,368,644)

Total distributions from distributable earnings	(669,589,428)	(96,074,616)	(1,332,987,552)	(325,968,052)

Share transactions-net:

Institutional Class	14,027,316,395	4,330,861,644	10,156,276,156	11,726,491,208

Private Investment Class	236,582,670	78,001,581	164,377,949	72,215,877

Personal Investment Class	(192,259,153)	315,801,181	(5,957,939)	29,989,058

Cash Management Class	(154,069,233)	(57,379,422)	(517,510,396)	394,921,370

Reserve Class	(328,669,854)	119,769,440	(86,634,703)	190,502,067

Resource Class	(642,242)	24,190,011	61,306,446	17,158,805

Corporate Class	1,413,797,274	207,510,470	1,023,377,300	(539,261,258)

CAVU Securities Class	1,297,043,776	10,231,626	6,183,737,346	3,411,670,557

Net increase in net assets resulting from share transactions	16,299,099,633	5,028,986,531	16,978,972,159	15,303,687,684

Net increase in net assets	16,301,829,889	5,025,099,969	16,981,255,605	15,275,144,107

Net assets:

Beginning of period	24,873,931,094	19,848,831,125	69,052,986,966	53,777,842,859

End of period	$41,175,760,983	$24,873,931,094	$86,034,242,571	$69,052,986,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:

Net investment income	$23,988,340	$4,933,278	$2,961,235	$629,361

Net realized gain (loss)	(30,165)	(129,607)	-	-

Net increase in net assets resulting from operations	23,958,175	4,803,671	2,961,235	629,361

Distributions to shareholders from distributable earnings:

Institutional Class	(22,764,739)	(4,768,439)	(2,597,193)	(576,238)

Private Investment Class	(259,555)	(48,742)	(243,504)	(26,690)

Personal Investment Class	(173,656)	(29,749)	(7,751)	(2,178)

Cash Management Class	(1,358)	(319)	(37,135)	(11,012)

Reserve Class	(660,979)	(71,516)	(67,697)	(10,273)

Resource Class	(3,661)	(360)	(7,815)	(2,938)

Corporate Class	(124,392)	(14,153)	(140)	(32)

Total distributions from distributable earnings	(23,988,340)	(4,933,278)	(2,961,235)	(629,361)

Share transactions-net:

Institutional Class	166,084,398	38,941,402	(2,953,360)	78,490,605

Private Investment Class	2,096,826	(78,490)	10,542,278	5,209,668

Personal Investment Class	(757,179)	8,907,420	(1,414,442)	133,658

Cash Management Class	1,491	(174,408)	(250,931)	(851,665)

Reserve Class	2,655,507	(32,341,061)	(9,080,916)	(1,439,232)

Resource Class	17,103	198	(24,302)	(716,611)

Corporate Class	(86,382)	(1,691,615)	136	19

Net increase (decrease) in net assets resulting from share transactions	170,011,764	13,563,446	(3,181,537)	80,826,442

Net increase (decrease) in net assets	169,981,599	13,433,839	(3,181,537)	80,826,442

Net assets:

Beginning of period	1,175,082,030	1,161,648,191	232,634,661	151,808,219

End of period	$1,345,063,629	$1,175,082,030	$229,453,124	$232,634,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses)									to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net			Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Return of	Total	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income(a)	unrealized)	operations	income	gains	capital	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/23	$1.0002	$0.0185	$0.0001	$0.0186	$(0.0186)	$-	$-	$(0.0186)	$1.0002	1.88%	$1,819,669	0.18	%(c)	0.22	%(c)	3.73	%(c)
Year ended 08/31/22	1.0004	0.0048	(0.0000)	0.0048	(0.0050)	-	-	(0.0050)	1.0002	0.48	1,741,681	0.18		0.22		0.48
Year ended 08/31/21	1.0006	0.0004	(0.0002)	0.0002	(0.0004)	-	-	(0.0004)	1.0004	0.02	2,356,363	0.17		0.22		0.05
Year ended 08/31/20	1.0004	0.0126	(0.0006)	0.0120	(0.0118)	-	-	(0.0118)	1.0006	1.20	2,558,430	0.18		0.22		1.26
Year ended 08/31/19	1.0004	0.0237	0.0000	0.0237	(0.0237)	-	-	(0.0237)	1.0004	2.39	2,444,253	0.18		0.22		2.37
Year ended 08/31/18	1.0002	0.0173	(0.0011)	0.0162	(0.0160)	-	-	(0.0160)	1.0004	1.63	2,343,453	0.18		0.23		1.73
Invesco STIC Prime Portfolio
Six months ended 02/28/23	1.0000	0.0176	0.0004	0.0180	(0.0180)	-	-	(0.0180)	1.0000	1.82	232,388	0.18	(c)	0.27	(c)	3.55	(c)
Year ended 08/31/22	1.0000	0.0050	(0.0000)	0.0050	(0.0045)	-	(0.0005)	(0.0050)	1.0000	0.50	322,473	0.15		0.28		0.61
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	221,718	0.13		0.30		0.01
Year ended 08/31/20	1.0001	0.0116	(0.0012)	0.0104	(0.0105)	-	-	(0.0105)	1.0000	1.05	320,753	0.18		0.26		1.16
Year ended 08/31/19	1.0001	0.0226	0.0001	0.0227	(0.0227)	-	-	(0.0227)	1.0001	2.29	652,151	0.18		0.25		2.26
Year ended 08/31/18	1.0000	0.0155	(0.0002)	0.0153	(0.0152)	-	-	(0.0152)	1.0001	1.54	524,792	0.18		0.27		1.55
Invesco Treasury Portfolio
Six months ended 02/28/23	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.81	35,450,224	0.18	(c)	0.21	(c)	3.77	(c)
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.46	21,420,557	0.13		0.21		0.47
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	17,093,039	0.10		0.21		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.91	19,215,805	0.18		0.21		0.86
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.20	18,717,318	0.18		0.21		2.18
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.37	20,231,906	0.18		0.20		1.37
Invesco Government & Agency Portfolio
Six months ended 02/28/23	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.82	71,325,123	0.16	(c)	0.16	(c)	3.69	(c)
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.51	61,165,375	0.11		0.16		0.54
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.03	49,464,205	0.07		0.16		0.03
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.95	30,259,136	0.15		0.15		0.85
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.22	30,003,319	0.16		0.16		2.20
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.38	22,329,969	0.15		0.15		1.35
Invesco Treasury Obligations Portfolio
Six months ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	1.76	1,268,188	0.18	(c)	0.21	(c)	3.58	(c)
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.44	1,102,134	0.13		0.21		0.45
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	1,063,312	0.10		0.21		0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.94	1,370,210	0.18		0.20		0.84
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.18	1,045,046	0.18		0.21		2.15
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.35	1,280,336	0.18		0.21		1.34
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/23	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	1.12	193,806	0.20	(c)	0.33	(c)	2.26	(c)
Year ended 08/31/22	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.32	196,760	0.15		0.37		0.38
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.01	118,267	0.07		0.40		0.01
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	0.76	150,997	0.19		0.34		0.76
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	1.39	161,039	0.20		0.35		1.38
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	1.01	127,662	0.20		0.38		1.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

    The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

    Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

    Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

    Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

32	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

    The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

    Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to

33	Short-Term Investments Trust

increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

    The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

    Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

    There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

    For the six months ended February 28, 2023, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

34	Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	-

    The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

    In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

    For the six months ended February 28, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$342,612

Invesco STIC Prime Portfolio	173,553

Invesco Treasury Portfolio	6,268,478

Invesco Government & Agency Portfolio	84,156

Invesco Treasury Obligations Portfolio	181,160

Invesco Tax-Free Cash Reserve Portfolio	179,196

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

    Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

    The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods,

35	Short-Term Investments Trust

giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of February 28, 2023, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2023, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$ -	$ 15,017,260	$-

Invesco STIC Prime Portfolio	10,011,507	7,808,191	-

Invesco Tax-Free Cash Reserve Portfolio	164,296,012	170,492,689	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

36	Short-Term Investments Trust

    The Funds had a capital loss carryforward as of August 31, 2022, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$9,051	$-	$9,051

Invesco Treasury Portfolio	3,918,575	-	3,918,575

Invesco Government & Agency Portfolio	28,544,744	-	28,544,744

Invesco Treasury Obligations Portfolio	132,371	24,258	156,629

Invesco Tax-Free Cash Reserve Portfolio	19,092	-	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2023
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$1,833,286,676	$103,511	$(273,743)	$(170,232)

Invesco STIC Prime Portfolio	234,120,176	546	(3,822)	(3,276)

Invesco Treasury Obligations Portfolio	1,356,198,463	-	(8,870)	(8,870)

*

For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	7,575,148,001	$7,576,878,151	16,021,220,223	$16,021,997,196

Private Investment Class	1,140	1,140	173	173

Cash Management Class	6,118	6,119	1	1

Reserve Class	256	257	7,065	7,068

Resource Class	417	417	-	-

Corporate Class	5,998,343	6,000,042	-	-

CAVU Securities Class	-	-	1	1

Issued as reinvestment of dividends:

Institutional Class	4,247,510	4,248,575	331,500	331,481

Private Investment Class	17,991	17,996	3,597	3,597

Personal Investment Class	4	4	-	-

Cash Management Class	31,256	31,264	5,971	5,971

Reserve Class	2,461	2,461	174	174

Resource Class	4,382	4,383	599	599

Corporate Class	36,900	36,909	70	70

37	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

		Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:

Institutional Class	(7,501,501,745)	$(7,503,217,013)	(16,635,655,012)	$(16,636,609,365)

Private Investment Class	(49,320)	(49,332)	(1,822,166)	(1,822,177)

Cash Management Class	(81,322)	(81,346)	(1,207,094)	(1,207,189)

Reserve Class	(6,059)	(6,061)	(47,789)	(47,792)

Resource Class	(3,063)	(3,065)	(114,803)	(114,839)

Corporate Class	(23)	(23)	(425)	(424)

Net increase (decrease) in share activity	83,853,247	$83,870,878	(617,277,915)	$(617,455,455)

(a)	42% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

38	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	911,782,582	$911,783,366	1,898,258,845	$1,898,293,281

Private Investment Class	69,416	69,416	66,475	66,475

Personal Investment Class	129	129	45	45

Cash Management Class	200,511	200,511	47,921	47,925

Reserve Class	87	87	1	1

Resource Class	1	1	-	-

Corporate Class	611,040	611,040	-	-

Issued as reinvestment of dividends:

Institutional Class	5,147,362	5,147,362	718,725	718,729

Private Investment Class	5,822	5,822	961	961

Personal Investment Class	1,411	1,411	131	131

Cash Management Class	4,838	4,838	351	351

Reserve Class	971	971	62	62

Resource Class	8	8	1	1

Corporate Class	4,612	4,612	64	64

Reacquired:

Institutional Class	(1,007,016,975)	(1,007,018,016)	(1,798,225,673)	(1,798,252,661)

Private Investment Class	(200,392)	(200,392)	(215,296)	(215,297)

Personal Investment Class	-	-	(1,624)	(1,624)

Cash Management Class	(107,101)	(107,101)	(175,291)	(175,297)

Reserve Class	(1)	(1)	(16,836)	(16,838)

Resource Class	(1)	(1)	-	-

Corporate Class	(130,000)	(130,000)	-	-

Net increase (decrease) in share activity	(89,625,680)	$(89,625,937)	100,458,862	$100,466,309

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

39	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	145,004,051,458	$145,004,051,458	132,066,034,066	$132,066,034,066

Private Investment Class	693,606,770	693,606,770	1,001,410,898	1,001,410,898

Personal Investment Class	1,065,604,266	1,065,604,266	2,236,178,971	2,236,178,971

Cash Management Class	445,291,553	445,291,553	1,488,319,714	1,488,319,714

Reserve Class	2,136,575,113	2,136,575,113	3,559,612,942	3,559,612,942

Resource Class	154,959,401	154,959,401	215,964,855	215,964,855

Corporate Class	7,067,487,198	7,067,487,198	4,502,000,934	4,502,000,934

CAVU Securities Class	10,117,703,630	10,117,703,630	12,888,063,731	12,888,063,731

Issued as reinvestment of dividends:

Institutional Class	188,438,016	188,438,016	10,223,078	10,223,078

Private Investment Class	4,364,973	4,364,973	184,233	184,233

Personal Investment Class	5,687,699	5,687,699	398,914	398,914

Cash Management Class	5,107,835	5,107,835	1,071,516	1,071,516

Reserve Class	12,607,423	12,607,423	971,014	971,014

Resource Class	1,108,827	1,108,827	130,138	130,138

Corporate Class	9,000,585	9,000,585	261,029	261,029

CAVU Securities Class	17,718,130	17,718,130	1,880	1,880

Reacquired:

Institutional Class	(131,165,173,079)	(131,165,173,079)	(127,745,395,500)	(127,745,395,500)

Private Investment Class	(461,389,073)	(461,389,073)	(923,593,550)	(923,593,550)

Personal Investment Class	(1,263,551,118)	(1,263,551,118)	(1,920,776,704)	(1,920,776,704)

Cash Management Class	(604,468,621)	(604,468,621)	(1,546,770,652)	(1,546,770,652)

Reserve Class	(2,477,852,390)	(2,477,852,390)	(3,440,814,516)	(3,440,814,516)

Resource Class	(156,710,470)	(156,710,470)	(191,904,982)	(191,904,982)

Corporate Class	(5,662,690,509)	(5,662,690,509)	(4,294,751,493)	(4,294,751,493)

CAVU Securities Class	(8,838,377,984)	(8,838,377,984)	(12,877,833,985)	(12,877,833,985)

Net increase in share activity	16,299,099,633	$16,299,099,633	5,028,986,531	$5,028,986,531

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	324,869,749,338	$324,869,749,338	454,339,645,288	$454,339,645,288

Private Investment Class	1,126,644,425	1,126,644,425	1,778,974,054	1,778,974,054

Personal Investment Class	58,898,358	58,898,358	97,861,174	97,861,174

Cash Management Class	414,424,303	414,424,303	1,341,733,532	1,341,733,532

Reserve Class	807,114,011	807,114,011	2,373,222,673	2,373,222,673

Resource Class	826,482,205	826,482,205	1,481,464,937	1,481,464,937

Corporate Class	8,128,163,560	8,128,163,560	10,354,778,887	10,354,778,887

CAVU Securities Class	68,062,764,562	68,062,764,562	77,360,488,467	77,360,488,467

Issued as reinvestment of dividends:

Institutional Class	455,040,015	455,040,015	49,592,996	49,592,996

Private Investment Class	7,769,707	7,769,707	747,946	747,946

Personal Investment Class	501,718	501,718	55,691	55,691

Cash Management Class	3,325,117	3,325,117	463,867	463,867

Reserve Class	8,266,117	8,266,117	542,028	542,028

Resource Class	2,777,506	2,777,506	486,110	486,110

Corporate Class	11,198,615	11,198,615	1,161,309	1,161,309

CAVU Securities Class	99,055,148	99,055,148	7,176,754	7,176,754

Reacquired:

Institutional Class	(315,168,513,197)	(315,168,513,197)	(442,662,747,076)	(442,662,747,076)

Private Investment Class	(970,036,183)	(970,036,183)	(1,707,506,123)	(1,707,506,123)

Personal Investment Class	(65,358,015)	(65,358,015)	(67,927,807)	(67,927,807)

Cash Management Class	(935,259,816)	(935,259,816)	(947,276,029)	(947,276,029)

Reserve Class	(902,014,831)	(902,014,831)	(2,183,262,634)	(2,183,262,634)

Resource Class	(767,953,265)	(767,953,265)	(1,464,792,242)	(1,464,792,242)

Corporate Class	(7,115,984,875)	(7,115,984,875)	(10,895,201,454)	(10,895,201,454)

CAVU Securities Class	(61,978,082,364)	(61,978,082,364)	(73,955,994,664)	(73,955,994,664)

Net increase in share activity	16,978,972,159	$16,978,972,159	15,303,687,684	$15,303,687,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	2,955,044,530	$2,955,044,530	2,034,763,395	$2,034,763,395

Private Investment Class	5,741,484	5,741,484	4,862,034	4,862,034

Personal Investment Class	7,866,493	7,866,493	25,412,787	25,412,787

Cash Management Class	133	133	-	-

Reserve Class	75,864,809	75,864,809	237,156,939	237,156,939

Resource Class	1,257,552	1,257,552	891,607	891,607

Corporate Class	20,654,915	20,654,915	-	-

Issued as reinvestment of dividends:

Institutional Class	13,024,486	13,024,486	1,208,158	1,208,158

Private Investment Class	259,555	259,555	25,960	25,960

Personal Investment Class	173,656	173,656	13,163	13,163

Cash Management Class	1,358	1,358	185	185

Reserve Class	660,979	660,979	26,868	26,868

Resource Class	2,003	2,003	-	-

Corporate Class	121,810	121,810	8,385	8,385

Reacquired:

Institutional Class	(2,801,984,618)	(2,801,984,618)	(1,997,030,151)	(1,997,030,151)

Private Investment Class	(3,904,213)	(3,904,213)	(4,966,484)	(4,966,484)

Personal Investment Class	(8,797,328)	(8,797,328)	(16,518,530)	(16,518,530)

Cash Management Class	-	-	(174,593)	(174,593)

Reserve Class	(73,870,281)	(73,870,281)	(269,524,868)	(269,524,868)

Resource Class	(1,242,452)	(1,242,452)	(891,409)	(891,409)

Corporate Class	(20,863,107)	(20,863,107)	(1,700,000)	(1,700,000)

Net increase in share activity	170,011,764	$170,011,764	13,563,446	$13,563,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 38% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

		Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	222,924,718	$222,924,718	264,322,787	$264,322,787

Private Investment Class	36,294,273	36,294,273	8,658,509	8,658,509

Personal Investment Class	1,707,275	1,707,275	4,144,947	4,144,947

Cash Management Class	2,589,877	2,589,877	4,995,075	4,995,075

Reserve Class	13,217,998	13,217,998	44,954,869	44,954,869

Resource Class	537	537	-	-

Corporate Class	49,490	49,490	-	-

Issued as reinvestment of dividends:

Institutional Class	1,792,239	1,792,239	203,648	203,648

Private Investment Class	233,864	233,864	10,734	10,734

Personal Investment Class	7,751	7,751	619	619

Cash Management Class	8,620	8,620	1,959	1,959

Reserve Class	67,697	67,697	2,238	2,238

Resource Class	7,709	7,709	1,890	1,890

Corporate Class	136	136	19	19

Reacquired:

Institutional Class	(227,670,317)	(227,670,317)	(186,035,830)	(186,035,830)

Private Investment Class	(25,985,859)	(25,985,859)	(3,459,575)	(3,459,575)

Personal Investment Class	(3,129,468)	(3,129,468)	(4,011,908)	(4,011,908)

Cash Management Class	(2,849,428)	(2,849,428)	(5,848,699)	(5,848,699)

Reserve Class	(22,366,611)	(22,366,611)	(46,396,339)	(46,396,339)

Resource Class	(32,548)	(32,548)	(718,501)	(718,501)

Corporate Class	(49,490)	(49,490)	-	-

Net increase (decrease) in share activity	(3,181,537)	$(3,181,537)	80,826,442	$80,826,442

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Significant Event

On January 19, 2023, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of Invesco Tax-Free Cash Reserve Portfolio Fund (the “Fund”). In order to effect such liquidation, the Fund closed to investments by new accounts after the close of business on February 24, 2023. The Fund is expected to liquidate on or about April 24, 2023.

43	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Institutional Class	(09/01/22)	(02/28/23)[1]	Period[2]	(02/28/23)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,018.80	$0.90	$1,023.90	$0.90	0.18%
Invesco STIC Prime Portfolio	1,000.00	1,018.20	0.90	1,023.90	0.90	0.18
Invesco Treasury Portfolio	1,000.00	1,018.10	0.90	1,023.90	0.90	0.18
Invesco Government & Agency Portfolio	1,000.00	1,018.20	0.80	1,024.00	0.80	0.16
Invesco Treasury Obligations Portfolio	1,000.00	1,017.60	0.90	1,023.90	0.90	0.18
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,011.20	1.00	1,023.80	1.00	0.20

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

44	Short-Term Investments Trust

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-1

Semiannual Report to Shareholders	February 28, 2023

Corporate Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Schedules of Investments
25	Financial Statements
31	Financial Highlights
32	Notes to Financial Statements
44	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Corporate Class data as of 2/28/23

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	12 - 48 days	41 days	47 days	$6.1 million
Invesco STIC Prime[1]	2 - 8 days	3 days	5 days	506.8 thousand
Invesco Treasury[2]	3 - 30 days	26 days	111 days	1.9 billion
Invesco Government & Agency[2]	8 - 30 days	23 days	109 days	1.6 billion
Invesco Treasury Obligations[2]	29 - 53 days	45 days	103 days	3.3 million
Invesco Tax-Free Cash Reserve[3]	6 - 13 days	6 days	6 days	10.4 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-51.09%(a)
Asset-Backed Securities - Consumer Receivables-1.09%
Old Line Funding LLC (1 mo. FEDL + 0.12%)(b)(c)(d)	4.65%	05/23/2023	$20,000	$20,000,000

Asset-Backed Securities - Fully Supported Bank-12.57%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.19%)(b)(c)(d)	4.76%	04/07/2023	40,000	40,006,000

Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(b)(c)(d)	4.66%	04/19/2023	37,108	37,117,871

Lexington Parker Capital Co. LLC (Multi - CEP’s)(b)(c)	4.63%	03/15/2023	20,000	19,961,875

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	4.62%	03/17/2023	39,110	39,025,451

Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.82%	05/02/2023	50,000	49,586,475

Nieuw Amsterdam Receivables Corp B.V. (CEP - Cooperatieve Rabobank U.A.) (Netherlands)(b)(c)	4.68%	04/11/2023	19,500	19,394,417

Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.95%	05/03/2023	25,000	24,788,844

				229,880,933

Diversified Banks-19.40%
Banco Santander S.A. (Spain)(b)(c)	4.94%	05/01/2023	25,000	24,796,778

Banco Santander S.A. (Spain)(b)(c)	4.96%	05/10/2023	10,000	9,906,438

Barclays Bank PLC(b)(c)	4.89%	05/24/2023	10,000	9,886,147

DBS Bank Ltd. (Singapore)(b)(c)	5.18%	06/07/2023	20,000	19,737,925

DNB Bank ASA (Norway)(b)(c)	5.15%	02/01/2024	25,000	23,780,149

DZ Bank AG (Germany)(b)(c)	4.79%	04/11/2023	30,000	29,838,405

Lloyds Bank PLC (United Kingdom)(c)	5.14%	08/01/2023	25,000	24,464,636

National Australia Bank Ltd. (Australia)(b)(c)	5.10%	11/02/2023	40,000	38,606,096

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	4.65%	04/03/2023	50,000	49,781,078

Nordea Bank Abp (Finland)(b)(c)	5.06%	07/03/2023	30,000	29,493,646

Sumitomo Mitsui Trust Bank Ltd.(b)(c)	4.58%	03/06/2023	50,000	49,962,083

Toronto-Dominion Bank (The) (Canada)(b)(c)	0.00%	01/26/2024	25,000	24,934,499

Westpac Banking Corp. (Australia)(b)(c)	5.47%	08/03/2023	20,000	19,580,447

				354,768,327

Diversified Capital Markets-5.98%
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC)	5.09%	07/12/2023	10,000	9,816,606

Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.80%	04/25/2023	50,000	49,635,222

Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.25%)(c)(d)	4.82%	07/24/2023	30,000	30,005,940

Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	4.62%	03/17/2023	20,000	19,956,556

				109,414,324

Education Services-1.97%
Emory University	4.68%	04/06/2023	36,000	35,983,588

Investment Banking & Brokerage-1.62%
Goldman Sachs International(b)	4.97%	05/24/2023	30,000	29,663,400

Regional Banks-2.73%
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	4.59%	03/24/2023	50,000	49,848,667

Specialized Finance-5.73%
Cabot Trail Funding LLC (CEP - TD Bank N.A.)(b)(c)	4.68%	04/03/2023	25,000	24,890,208

Caterpillar Financial Services Corp.	4.61%	03/02/2023	50,000	49,987,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.23%)(c)(d)	4.80%	07/24/2023	$20,000	$20,003,960

Ontario Teachers’ Finance Trust (Canada)(b)(c)	5.24%	05/16/2023	10,000	9,898,852

				104,780,498

Total Commercial Paper (Cost $934,507,127)				934,339,737

Certificates of Deposit-23.43%
Bank of America N.A.	5.37%	08/28/2023	40,000	39,989,008

Credit Agricole Corporate & Investment Bank S.A.(c)	4.55%	03/01/2023	69,572	69,571,586

DNB Bank ASA (Norway)(c)	4.55%	03/01/2023	62,000	62,000,000

Mizuho Bank Ltd.(c)	4.57%	03/01/2023	86,000	86,000,000

Oversea-Chinese Banking Corp. Ltd.(c)	4.84%	05/31/2023	25,000	24,998,175

Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	20,000	20,009,854

Skandinaviska Enskilda Banken AB(c)	4.56%	03/01/2023	90,000	90,000,000

Sumitomo Mitsui Trust Bank Ltd.(c)	4.55%	03/01/2023	36,000	36,000,000

Total Certificates of Deposit (Cost $428,571,465)				428,568,623

Variable Rate Demand Notes-4.29%(e)
Credit Enhanced-4.29%
Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	9,100	9,099,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	2,400	2,400,000

Total Variable Rate Demand Notes (Cost $78,539,999)				78,539,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-78.81% (Cost $1,441,618,591)				1,441,448,359

			Repurchase Amount
Repurchase Agreements-21.42%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,104 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,897,590; 0.00% - 8.59%; 09/29/2023 - 10/20/2072)(c)(h)	4.67%	03/01/2023	5,004,540	5,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(c)(h)	4.70%	03/01/2023	20,018,278	20,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $115,105,321 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,499,356; 3.75% - 11.23%; 03/15/2024 - 09/25/2047)(c)(h)	4.71%	03/02/2023	45,041,213	45,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 - 02/25/2068)(c)(h)	4.65%	03/02/2023	18,016,275	18,000,000

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $50,006,444 (collateralized by corporate obligations valued at $55,000,360; 3.63% - 10.50%; 11/15/2026 - 05/15/2031)	4.64%	03/01/2023	25,003,222	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, non-agency mortgage-backed securities valued at $212,241,452; 0.70% - 11.75%; 05/22/2023 - 05/15/2097)(c)(i)	4.65%	03/01/2023	$15,001,938	$15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 01/04/2023 (collateralized by corporate obligations valued at $110,000,002; 0.00% - 11.50%; 05/30/2023 - 02/01/2050)(i)	4.87%	03/01/2023	40,150,956	40,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,752,093; 4.25% - 10.63%; 09/01/2023 - 03/01/2033)(i)	4.77%	03/01/2023	7,025,873	7,000,000

RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 - 01/15/2077)(c)(h)	4.75%	03/01/2023	15,013,854	15,000,000

Societe Generale, joint open agreement dated 01/04/2023 (collateralized by corporate obligations, a non-agency asset-backed security, a U.S. government sponsored agency obligation and U.S. Treasury obligation valued at $92,137,344; 0.00% - 7.88%; 03/15/2023 - 02/27/2063)(c)(i)	4.68%	03/01/2023	30,003,900	30,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(c)(i)	4.75%	03/01/2023	25,003,299	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.00% - 3.50%; 11/01/2046 - 01/20/2052)	4.56%	03/01/2023	146,686,663	146,668,085

Total Repurchase Agreements (Cost $391,668,085)				391,668,085

TOTAL INVESTMENTS IN SECURITIES(j)(k) -100.23% (Cost $1,833,286,676)				1,833,116,444

OTHER ASSETS LESS LIABILITIES-(0.23)%				(4,137,317)

NET ASSETS-100.00%				$1,828,979,127

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $748,388,684, which represented 40.92% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 16.2%; Japan: 14.7%; Cananda: 9.3%; Netherland: 8.1%; Sweden: 6.0%; other countries less than 5% each: 21.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	49.6%

8-30	7.0

31-60	15.7

61-90	9.8

91-180	10.9

181+	7.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-26.41%
Australia and New Zealand Banking Group Ltd. (Cayman Islands)(a)	4.57%	03/01/2023	$9,000	$9,000,000

BNP Paribas S.A. (SOFR + 0.50%)(a)(b)	4.32%	03/08/2023	2,075	2,075,195

Credit Agricole Corporate & Investment Bank S.A.(a)	4.55%	03/01/2023	10,428	10,428,414

DNB Bank ASA (Norway)(a)	4.55%	03/01/2023	8,000	8,000,000

Mizuho Bank Ltd.(a)	4.57%	03/01/2023	9,000	9,000,000

Skandinaviska Enskilda Banken AB(a)	4.56%	03/01/2023	8,000	8,000,000

Standard Chartered Bank (SOFR + 0.30%) (United Kingdom)(a)(b)	4.36%	03/13/2023	6,250	6,250,482

Sumitomo Mitsui Trust Bank Ltd.(a)	4.55%	03/01/2023	9,000	9,000,000

Total Certificates of Deposit (Cost $61,753,946)				61,754,091

Commercial Paper-23.09%(c)
Asset-Backed Securities - Fully Supported Bank-11.56%
Anglesea Funding LLC (Multi - CEP’s)(a)(d)	4.65%	03/08/2023	7,000	6,992,897

Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(a)(b)(d)	4.48%	03/16/2023	7,071	7,071,654

Halkin Finance LLC (Multi - CEP’s)(a)(d)	4.77%	03/30/2023	7,000	6,973,196

Nieuw Amsterdam Receivables Corp B.V. (CEP - Cooperatieve Rabobank U.A.)(a)(d)	4.53%	03/03/2023	6,000	5,997,708

				27,035,455

Diversified Banks-4.27%
Westpac Banking Corp. (SOFR + 0.50%) (Australia)(a)(b)(d)	4.32%	03/21/2023	10,000	10,002,359

Diversified Capital Markets-2.14%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(d)	4.58%	03/01/2023	5,000	4,999,364

Integrated Oil & Gas-2.99%
TotalEnergies Capital Canada Ltd. (Canada)(a)(d)	4.61%	03/02/2023	7,000	6,998,250

Specialized Finance-2.13%
Cabot Trail Funding LLC (CEP - TD Bank N.A.)(a)(d)	4.68%	04/04/2023	5,000	4,977,381

Total Commercial Paper (Cost $54,016,230)				54,012,809

Variable Rate Demand Notes-7.42%(e)
Credit Enhanced-7.42%
Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	5,000	5,000,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(d)(f)	4.90%	04/01/2047	5,000	5,000,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	2,950	2,950,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(d)(f)	4.67%	01/01/2033	4,400	4,400,000

Total Variable Rate Demand Notes (Cost $17,350,000)				17,350,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-56.92% (Cost $133,120,176)				133,116,900

			Repurchase Amount
Repurchase Agreements-43.19%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(a)(h)	4.70%	03/01/2023	8,007,311	8,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 - 02/25/2068)(a)(h)	4.65%	03/02/2023	$5,004,521	$5,000,000

BofA Securities, Inc., joint term agreement dated 02/28/2023, aggregate maturing value of $250,032,222 (collateralized by corporate obligations valued at $275,000,783; 2.30% - 11.50%; 04/15/2025 - 06/01/2052)(h)(i)	4.64%	03/07/2023	5,000,644	5,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,752,093; 4.25% - 10.63%; 09/01/2023 - 03/01/2033)(j)	4.77%	03/01/2023	8,029,569	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 0.99% - 6.50%; 01/01/2024 - 07/25/2059)	4.55%	03/01/2023	15,001,896	15,000,000

RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 - 01/15/2077)(a)(h)	4.75%	03/01/2023	10,009,236	10,000,000

RBC Dominion Securities Inc., joint agreement dated 02/28/2023, aggregate maturing value of $500,063,194 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,004; 0.00% - 6.00%; 07/15/2023 - 01/20/2053)	4.55%	03/01/2023	15,001,896	15,000,000

Societe Generale, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,098; 0.13% - 7.50%; 03/01/2027 - 03/01/2053)	4.55%	03/01/2023	15,001,896	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(a)(j)	4.75%	03/01/2023	5,000,660	5,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2023, aggregate maturing value of $800,101,333 (collateralized by agency mortgage-backed securities valued at $816,000,000; 1.50% - 7.50%; 12/01/2023 - 03/01/2053)	4.56%	03/01/2023	15,001,900	15,000,000

Total Repurchase Agreements (Cost $101,000,000)				101,000,000

TOTAL INVESTMENTS IN SECURITIES(k)(l) -100.11% (Cost $234,120,176)				234,116,900

OTHER ASSETS LESS LIABILITIES-(0.11)%				(258,442)

NET ASSETS-100.00%				$233,858,458

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France 18.6%; Japan 9.8%; Canada 9.8%; Australia 8.1%; Netherlands 5.6%; other countries less than 5% each: 11.6%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $63,412,809, which represented 27.12% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	81.0%

8-30	16.9

31-60	2.1

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-44.18%
U.S. Treasury Bills-30.14%(a)
U.S. Treasury Bills	4.55%	03/09/2023	$200,000	$199,798,889

U.S. Treasury Bills	4.54%	03/14/2023	700,000	698,857,445

U.S. Treasury Bills	4.32%	03/16/2023	550,000	549,021,458

U.S. Treasury Bills	4.53%-4.54%	03/21/2023	1,800,000	1,795,490,498

U.S. Treasury Bills	4.56%	03/28/2023	450,000	448,472,812

U.S. Treasury Bills	4.54%	04/04/2023	675,000	672,128,062

U.S. Treasury Bills	4.47%-4.63%	04/11/2023	1,200,000	1,193,758,886

U.S. Treasury Bills	4.51%	04/18/2023	499,000	496,045,919

U.S. Treasury Bills	4.49%	04/25/2023	400,000	397,295,834

U.S. Treasury Bills	4.63%	04/27/2023	120,000	119,130,750

U.S. Treasury Bills	4.62%	05/02/2023	500,000	496,081,944

U.S. Treasury Bills	4.65%	05/04/2023	600,000	595,098,666

U.S. Treasury Bills	4.64%	05/09/2023	500,000	495,620,417

U.S. Treasury Bills	4.64%	05/11/2023	750,000	743,210,625

U.S. Treasury Bills	4.68%	05/23/2023	600,000	593,622,833

U.S. Treasury Bills	4.69%	05/30/2023	400,000	395,379,999

U.S. Treasury Bills	4.70%	06/06/2023	675,000	666,588,281

U.S. Treasury Bills	4.75%	07/06/2023	300,000	295,094,625

U.S. Treasury Bills	4.78%	11/30/2023	176,500	170,380,990

U.S. Treasury Bills	4.73%-4.83%	12/28/2023	500,000	480,831,389

U.S. Treasury Bills	4.68%-4.87%	01/25/2024	950,000	910,752,917

				12,412,663,239

U.S. Treasury Floating Rate Notes-14.04%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	1,945,500	1,944,968,479

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	2,589,000	2,586,191,922

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	1,250,000	1,250,426,646

				5,781,587,047

Total U.S. Treasury Securities (Cost $18,194,250,286)				18,194,250,286

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.18% (Cost $18,194,250,286)				18,194,250,286

			Repurchase Amount
Repurchase Agreements-54.62%(c)
BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $600,066,667 (collateralized by U.S. Treasury obligations valued at $612,000,086; 0.13% - 1.13%; 01/15/2024 - 01/15/2033)	4.00%	03/01/2023	200,022,222	200,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023, aggregate maturing value of $3,002,654,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,083; 0.13% - 1.13%; 07/15/2023 - 01/15/2033)(d)	4.55%	03/01/2023	1,801,592,500	1,800,000,000

Federal Reserve Bank of New York, joint agreement dated 02/28/2023, aggregate maturing value of $50,006,319,444 (collateralized by U.S. Treasury obligations valued at $50,006,319,596; 0.25% - 4.50%; 10/31/2023 - 08/15/2039)	4.55%	03/01/2023	12,801,617,778	12,800,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $300,035,833 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.88% - 4.84%; 07/31/2023 - 02/15/2032)	4.30%	03/01/2023	$100,011,944	$100,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $4,000,505,556 (collateralized by U.S. Treasury obligations valued at $4,080,000,087; 0.00% - 4.38%; 06/13/2023 - 02/15/2048)	4.55%	03/01/2023	1,500,189,583	1,500,000,000

Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,065; 1.88% - 2.88%; 05/15/2051 - 05/15/2052)	4.55%	03/01/2023	500,063,194	500,000,000

Goldman Sachs & Co., agreement dated 02/28/2023, maturing value of $1,500,190,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,003; 0.00% - 5.25%; 11/15/2023 - 08/15/2051)	4.56%	03/01/2023	1,500,190,000	1,500,000,000

Goldman Sachs & Co., joint agreement dated 02/28/2023, aggregate maturing value of $1,295,098,924 (collateralized by U.S. Treasury obligations valued at $1,320,900,062; 0.00% - 5.38%; 03/02/2023 - 08/15/2052)	2.75%	03/01/2023	450,034,375	450,000,000

ING Financial Markets, LLC, term agreement dated 02/28/2023, maturing value of $100,088,472 (collateralized by U.S. Treasury obligations valued at $102,000,049; 0.00% - 4.50%; 06/15/2023 - 11/15/2050)(d)	4.55%	03/07/2023	100,088,472	100,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/22/2023, aggregate maturing value of $350,316,644 (collateralized by U.S. Treasury obligations valued at $359,869,294; 0.00%; 08/15/2027 - 08/15/2046)(d)	4.57%	03/01/2023	100,088,861	100,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $1,802,662,944 (collateralized by U.S. Treasury obligations valued at $1,838,431,196; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(d)	4.57%	03/01/2023	672,959,969	672,362,500

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/22/2023, maturing value of $100,088,569 (collateralized by U.S. Treasury obligations valued at $102,012,845; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	4.56%	03/01/2023	100,088,569	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2023, maturing value of $896,209,130 (collateralized by U.S. Treasury obligations valued at $912,399,598; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	4.56%	03/01/2023	896,209,130	896,095,625

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,395; 0.00% - 4.00%; 03/28/2023 - 08/15/2052)(e)	4.55%	03/01/2023	75,009,479	75,000,000

Societe Generale, joint term agreement dated 02/23/2023, aggregate maturing value of $1,001,773,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,026; 0.13% - 4.13%; 05/31/2023 - 08/31/2029)	4.56%	03/09/2023	400,709,333	400,000,000

Standard Chartered Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,128,928; 0.00% - 6.00%; 05/31/2023 - 11/15/2052)	4.55%	03/01/2023	250,031,597	250,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 -08/15/2031)	4.55%	03/01/2023	1,045,775,475	1,045,643,317

Total Repurchase Agreements (Cost $22,489,101,442)				22,489,101,442

TOTAL INVESTMENTS IN SECURITIES-98.80% (Cost $40,683,351,728)				40,683,351,728

OTHER ASSETS LESS LIABILITIES-1.20%				492,409,255

NET ASSETS-100.00%				$41,175,760,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	54.7%

8-30	10.0

31-60	7.0

61-90	7.1

91-180	3.3

181+	17.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-37.65%
U.S. Treasury Bills-23.42%(a)
U.S. Treasury Bills	4.53%	03/21/2023	$827,880	$825,805,701

U.S. Treasury Bills	4.53%-4.56%	03/28/2023	2,450,000	2,441,698,905

U.S. Treasury Bills	4.54%	04/04/2023	2,000,000	1,991,490,553

U.S. Treasury Bills	4.46%	04/06/2023	470,000	467,927,300

U.S. Treasury Bills	4.63%	04/11/2023	2,040,000	2,029,312,660

U.S. Treasury Bills	4.51%	04/18/2023	2,500,000	2,485,199,998

U.S. Treasury Bills	4.61%	04/20/2023	1,200,000	1,192,400,000

U.S. Treasury Bills	4.49%	04/25/2023	1,300,000	1,291,211,460

U.S. Treasury Bills	4.63%	04/27/2023	1,100,000	1,092,031,875

U.S. Treasury Bills	4.65%	05/04/2023	2,000,000	1,983,662,221

U.S. Treasury Bills	4.64%	05/11/2023	1,410,000	1,397,235,975

U.S. Treasury Bills	4.69%	05/30/2023	445,000	439,860,249

U.S. Treasury Bills	4.70%	06/06/2023	1,100,000	1,086,292,014

U.S. Treasury Bills	4.12%-4.52%	10/05/2023	240,000	233,818,882

U.S. Treasury Bills	4.78%	11/30/2023	45,000	43,439,912

U.S. Treasury Bills	4.68%	01/25/2024	1,200,000	1,150,829,997

				20,152,217,702

U.S. Treasury Floating Rate Notes-14.23%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	10/31/2023	431,679	431,694,009

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	4.79%	01/31/2024	180,000	179,971,503

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	4.73%	04/30/2024	3,564,000	3,561,449,655

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	3,323,400	3,321,978,999

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	3,834,800	3,830,307,536

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	915,000	915,650,639

				12,241,052,341

Total U.S. Treasury Securities (Cost $32,393,270,043)				32,393,270,043

U.S. Government Sponsored Agency Securities-5.75%
Federal Farm Credit Bank (FFCB)-3.37%
Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.57%	06/12/2023	75,000	75,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	07/07/2023	143,000	143,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/08/2023	155,000	155,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/18/2023	21,500	21,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/27/2023	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	12/15/2023	24,500	24,499,020

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.61%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	02/05/2024	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	02/20/2024	$80,000	$80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	03/15/2024	431,000	431,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	03/18/2024	445,000	445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/24/2024	62,000	62,000,000

				2,898,499,020

Federal Home Loan Bank (FHLB)-2.18%(a)
Federal Home Loan Bank	4.81%	07/14/2023	800,000	785,899,999

Federal Home Loan Bank	5.01%	01/12/2024	213,000	204,015,956

Federal Home Loan Bank	5.02%	02/09/2024	926,000	883,581,484

				1,873,497,439

U.S. International Development Finance Corp. (DFC)-0.20%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	06/15/2025	12,000	12,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.46%	07/15/2025	13,056	13,055,558

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2025	2,895	2,894,737

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.65%	09/15/2026	6,250	6,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2026	3,750	3,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.46%	09/30/2027	10,364	10,363,637

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	02/15/2028	11,111	11,111,111

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	11/15/2028	52,273	52,272,728

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	05/15/2030	6,734	6,734,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	10/15/2030	6,889	6,888,889

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.47%	07/09/2026	17,850	17,850,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	03/15/2030	32,625	32,625,000

				175,795,660

Total U.S. Government Sponsored Agency Securities (Cost $4,947,792,119)				4,947,792,119

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-43.40% (Cost $37,341,062,162)				37,341,062,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements-56.68%(d)
Bank of Nova Scotia, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 0.00% - 4.38%; 03/16/2023 - 02/15/2050)	4.55%	03/01/2023	$924,801,150	$924,684,280

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $1,195,151,035 (collateralized by agency mortgage-backed securities valued at $1,218,900,000; 1.81% - 6.50%; 10/25/2031 - 09/20/2072)	4.55%	03/01/2023	735,092,896	735,000,000

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $600,066,667 (collateralized by U.S. Treasury obligations valued at $612,000,086; 0.13% - 1.13%; 01/15/2024 - 01/15/2033)	4.00%	03/01/2023	400,044,444	400,000,000

CIBC World Markets Corp., joint term agreement dated 02/16/2023, aggregate maturing value of $501,583,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,130; 1.50% - 8.50%; 01/01/2024 - 03/01/2053)(e)	4.56%	03/13/2023	300,950,000	300,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023, aggregate maturing value of $3,002,654,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,083; 0.13% - 1.13%; 07/15/2023 - 01/15/2033)(e)	4.55%	03/01/2023	1,000,884,722	1,000,000,000

Federal Reserve Bank of New York, joint agreement dated 02/28/2023, aggregate maturing value of $50,006,319,444 (collateralized by U.S. Treasury obligations valued at $50,006,319,596; 0.25% - 4.50%; 10/31/2023 - 08/15/2039)	4.55%	03/01/2023	32,704,132,917	32,700,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $300,035,833 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.88% - 4.84%; 07/31/2023 - 02/15/2032)	4.30%	03/01/2023	200,023,889	200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $4,000,505,556 (collateralized by U.S. Treasury obligations valued at $4,080,000,087; 0.00% - 4.38%; 06/13/2023 - 02/15/2048)	4.55%	03/01/2023	2,500,315,972	2,500,000,000

Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,065; 1.88% - 2.88%; 05/15/2051 - 05/15/2052)	4.55%	03/01/2023	100,012,639	100,000,000

Goldman Sachs & Co., agreement dated 02/28/2023, maturing value of $1,500,190,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.00% - 6.25%; 03/23/2023 - 02/15/2048)	4.56%	03/01/2023	1,500,190,000	1,500,000,000

Goldman Sachs & Co., joint agreement dated 02/28/2023, aggregate maturing value of $1,295,098,924 (collateralized by U.S. Treasury obligations valued at $1,320,900,062; 0.00% - 5.38%; 03/02/2023 - 08/15/2052)	2.75%	03/01/2023	845,064,549	845,000,000

ING Financial Markets, LLC, joint term agreement dated 02/02/2023, aggregate maturing value of $251,551,667 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.00% - 6.50%; 08/01/2028 - 02/01/2053)	4.56%	03/23/2023	85,527,567	85,000,000

ING Financial Markets, LLC, term agreement dated 02/02/2023, maturing value of $301,862,000 (collateralized by agency mortgage-backed securities valued at $306,000,000; 2.00% - 6.00%; 11/01/2029 - 02/01/2053)	4.56%	03/23/2023	301,862,000	300,000,000

ING Financial Markets, LLC, term agreement dated 02/02/2023, maturing value of $503,103,333 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 7.00%; 03/01/2028 - 01/01/2057)	4.56%	03/23/2023	503,103,333	500,000,000

ING Financial Markets, LLC, term agreement dated 02/13/2023, maturing value of $251,205,972 (collateralized by agency mortgage-backed securities and a U.S. Treasury obligation valued at $255,000,070; 2.00% - 5.50%; 06/01/2047 - 01/01/2053)	4.57%	03/23/2023	251,205,972	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 02/27/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.38% - 7.50%; 09/01/2025 - 08/01/2056)(f)	4.57%	03/01/2023	$785,199,303	$785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/22/2023, aggregate maturing value of $350,316,644 (collateralized by U.S. Treasury obligations valued at $359,869,294; 0.00%; 08/15/2027 -08/15/2046)(e)	4.57%	03/01/2023	170,152,002	170,000,937

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $1,802,662,944 (collateralized by U.S. Treasury obligations valued at $1,838,431,196; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(e)	4.57%	03/01/2023	952,908,513	952,062,500

Prudential Insurance Co. of America, agreement dated 02/28/2023, maturing value of $144,194,512 (collateralized by U.S. Treasury obligations valued at $146,949,280; 0.00%; 05/15/2037 - 08/15/2042)	4.56%	03/01/2023	144,194,512	144,176,250

RBC Dominion Securities Inc., joint term agreement dated 02/02/2023, aggregate maturing value of $2,767,068,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,805,000,000; 0.13% - 5.50%; 03/31/2023 - 02/20/2053)(e)	4.56%	03/23/2023	1,076,641,133	1,070,000,000

Royal Bank of Canada, term agreement dated 02/02/2023, maturing value of $1,006,206,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,039; 0.00% - 6.50%; 12/31/2025 - 02/01/2053)(e)	4.56%	03/23/2023	1,006,206,667	1,000,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,395; 0.00% - 4.00%; 03/28/2023 - 08/15/2052)(f)	4.55%	03/01/2023	100,012,639	100,000,000

Societe Generale, joint term agreement dated 02/23/2023, aggregate maturing value of $1,001,773,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,026; 0.13% - 4.13%; 05/31/2023 - 08/31/2029)	4.56%	03/09/2023	375,665,000	375,000,000

Standard Chartered Bank, agreement dated 02/28/2023, maturing value of $150,018,958 (collateralized by agency mortgage-backed securities valued at $153,019,338; 3.00% - 4.50%; 07/20/2049 - 10/20/2052)	4.55%	03/01/2023	150,018,958	150,000,000

Standard Chartered Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,128,928; 0.00% - 6.00%; 05/31/2023 - 11/15/2052)	4.55%	03/01/2023	750,094,792	750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	702,085,622	701,996,897

TD Securities (USA) LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $350,309,993 (collateralized by agency mortgage-backed securities valued at $357,000,000; 2.00% - 4.00%; 05/01/2041 - 05/01/2052)(e)	4.56%	03/01/2023	220,194,853	220,000,000

Total Repurchase Agreements (Cost $48,757,920,864)				48,757,920,864

TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $86,098,983,026)				86,098,983,026

OTHER ASSETS LESS LIABILITIES-(0.08)%				(64,740,455)

NET ASSETS-100.00%				$86,034,242,571

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate

VRD   -Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	56.1%

8-30	5.2

31-60	11.4

61-90	4.5

91-180	2.4

181+	20.4

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-100.83%
U.S. Treasury Bills-85.74%(a)
U.S. Treasury Bills	4.33%	03/02/2023	$20,000	$19,997,620

U.S. Treasury Bills	4.34%-4.51%	03/07/2023	110,700	110,618,265

U.S. Treasury Bills	4.32%-4.48%	03/09/2023	9,700	9,690,542

U.S. Treasury Bills	4.49%-4.54%	03/14/2023	86,700	86,559,909

U.S. Treasury Bills	4.53%-4.55%	03/21/2023	135,900	135,559,358

U.S. Treasury Bills	4.53%-4.56%	03/28/2023	72,500	72,253,676

U.S. Treasury Bills	4.40%	03/30/2023	51,000	50,821,288

U.S. Treasury Bills	4.50%-4.55%	04/04/2023	111,200	110,727,059

U.S. Treasury Bills	4.46%	04/06/2023	50,000	49,779,500

U.S. Treasury Bills	4.46%-4.63%	04/11/2023	80,000	79,587,722

U.S. Treasury Bills	4.61%	04/13/2023	22,150	22,029,356

U.S. Treasury Bills	4.68%	04/18/2023	41,000	40,745,800

U.S. Treasury Bills	4.69%	04/25/2023	65,000	64,537,603

U.S. Treasury Bills	4.65%	05/04/2023	60,000	59,509,867

U.S. Treasury Bills	4.64%	05/09/2023	16,000	15,859,853

U.S. Treasury Bills	4.64%	05/11/2023	40,000	39,637,900

U.S. Treasury Bills	4.74%	05/18/2023	26,000	25,736,360

U.S. Treasury Bills	4.78%	05/25/2023	20,000	19,777,111

U.S. Treasury Bills	4.75%	06/01/2023	10,000	9,879,931

U.S. Treasury Bills	4.70%	06/06/2023	35,000	34,563,837

U.S. Treasury Bills	4.64%	06/08/2023	15,000	14,812,931

U.S. Treasury Bills	4.77%	06/13/2023	33,000	32,551,933

U.S. Treasury Bills	3.01%	07/13/2023	6,000	5,934,764

U.S. Treasury Bills	4.80%	07/20/2023	10,000	9,816,504

U.S. Treasury Bills	4.12%	10/05/2023	6,000	5,856,302

U.S. Treasury Bills	4.68%-4.86%	01/25/2024	27,500	26,364,091

				1,153,209,082

U.S. Treasury Floating Rate Notes-14.16%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	4.84%	04/30/2023	19,000	19,000,127

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	4.84%	07/31/2023	17,500	17,500,177

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	10/31/2023	30,000	30,000,345

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	4.79%	01/31/2024	8,000	7,998,734

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	4.73%	04/30/2024	25,500	25,482,209

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	32,000	31,984,058

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	49,000	48,958,037

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	9,500	9,506,755

				190,430,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-0.93%
TOTAL INVESTMENTS IN SECURITIES-100.83% (Cost $1,356,189,593)				1,356,189,593

OTHER ASSETS LESS LIABILITIES-(0.83)%				(11,125,964)

NET ASSETS-100.00%				$1,345,063,629

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	9.6%

8-30	26.1

31-60	27.0

61-90	13.3

91-180	9.3

181+	14.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-94.08%
Alabama-3.55%
Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America, N.A.)(a)(b)(c)	2.14%	05/01/2041	$3,240	$3,240,000

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(b)(c)(d)	2.25%	07/01/2040	4,910	4,910,000

				8,150,000

Arizona-2.72%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC - Bank of America, N.A.)(b)(c)	1.40%	01/01/2046	6,250	6,250,000

California-0.87%
Los Angeles County Capital Asset Leasing Corp.; Series B, Commercial Paper Notes	2.00%	03/01/2023	2,000	2,000,000

Connecticut-2.47%
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2017 A, Ref. VRD RB(b)	2.20%	07/01/2042	5,660	5,660,000

Delaware-0.95%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.21%	05/01/2036	2,180	2,180,000

District of Columbia-3.29%
District of Columbia; Series 2022 A, Commercial Paper Notes(d)	2.43%	03/15/2023	3,000	3,000,000

District of Columbia (Georgetown University);
Series 2007 C-2, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.19%	04/01/2041	1,200	1,200,000

Series 2009 C, Ref. VRD RB (LOC - Bank of Tokyo Mitsubishi UFJ)(b)(c)(d)	2.19%	04/01/2042	3,350	3,350,000

				7,550,000

Florida-4.09%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	2.25%	06/01/2048	2,485	2,485,000

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.11%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.23%	07/01/2032	4,175	4,175,000

				9,385,000

Georgia-4.54%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.21%	11/01/2030	1,450	1,450,000

Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2022 B, VRD RB (SIFMA Municipal Swap Index + 0.03%)(b)	2.00%	09/01/2052	8,975	8,975,000

				10,425,000

Idaho-0.44%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2018 C, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.40%	03/01/2048	1,000	1,000,000

Illinois-7.33%
Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	2.21%	10/01/2033	2,625	2,625,000

Illinois (State of) Educational Facilities Authority (Augustana College); Series 2003 B, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.24%	10/01/2032	1,600	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.15%	01/01/2037	$2,800	$2,800,000

Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-2, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.50%	08/01/2043	1,000	1,000,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.45%	06/01/2034	2,960	2,960,000

Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD RB (LOC - FHLMC)(b)(c)	2.17%	01/01/2041	4,835	4,835,000

University of Illinois (Illinois Health Services); Series 1997 B, VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	2.50%	10/01/2026	1,000	1,000,000

				16,820,000

Indiana-3.31%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	2.28%	08/01/2037	4,950	4,950,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 C, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.05%	11/01/2039	2,635	2,635,000

				7,585,000

Iowa-2.18%
Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB (LOC - Korea Devlopment Bank)(a)(b)(c)(d)	2.24%	12/01/2041	5,000	5,000,000

Kentucky-1.61%
Boyle (County of), KY (Centre College); Series 2008 A, Ref. VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.20%	06/01/2037	3,700	3,700,000

Louisiana-3.79%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	2.50%	09/01/2033	1,000	1,000,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	2.45%	07/01/2047	6,605	6,605,000

Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	2.10%	07/01/2047	1,100	1,100,000

				8,705,000

Maryland-2.10%
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.45%	07/01/2041	4,810	4,810,000

Massachusetts-2.51%
Massachusetts (Commonwealth of) Development Finance Agency (Boston University);
Series 2008 U-6C, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.35%	10/01/2042	700	700,000

Series 2008 U-6E, Ref. VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.35%	10/01/2042	5,050	5,050,000

				5,750,000

Minnesota-3.12%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	2.29%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	2.20%	11/01/2035	3,600	3,600,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	2.20%	10/01/2033	2,385	2,385,000

				7,160,000

Mississippi-3.97%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(b)	1.40%	06/01/2023	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi-(continued)
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 E, VRD IDR(b)	2.04%	12/01/2030	$4,000	$4,000,000

Series 2010 C, VRD IDR(b)	1.40%	11/01/2035	595	595,000

Series 2010 J, VRD IDR(b)	1.38%	11/01/2035	1,000	1,000,000

Series 2010 C, VRD IDR(b)	1.40%	11/01/2035	3,320	3,320,000

				9,115,000

Missouri-2.29%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	2.23%	11/01/2037	1,175	1,175,000

Kansas City (City of), MO (H Roe Bartle Convention Center);
Series 2008 F, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.24%	04/15/2025	1,915	1,915,000

Series 2008 E, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.24%	04/15/2034	900	900,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	2.38%	08/01/2038	1,260	1,260,000

				5,250,000

New York-5.36%
Metropolitan Transportation Authority;
Subseries 2012 G-1, VRD RB (LOC - Barclays Bank PLC)(b)(c)(d)	1.35%	11/01/2032	3,800	3,800,000

Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.20%	11/15/2046	4,510	4,510,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(b)(c)(d)	2.40%	05/01/2039	4,000	4,000,000

				12,310,000

North Carolina-5.63%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(b)	1.40%	01/15/2048	2,500	2,500,000

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(b)	1.40%	01/15/2037	4,000	4,000,000

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	2.20%	06/01/2027	6,425	6,425,000

				12,925,000

Ohio-1.73%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	2.20%	08/02/2038	2,650	2,650,000

Ohio State University (The); Series 2014 B-1, VRD RB(b)	2.41%	12/01/2039	1,310	1,310,000

				3,960,000

Oregon-0.49%
Oregon (State of) Department of Transportation; Series A-2, Commercial Paper Notes(d)	2.80%	03/21/2023	1,000	1,000,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2018 A, Ref. VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.40%	08/01/2034	125	125,000

				1,125,000

Pennsylvania-1.74%
Philadelphia (City of), PA; Series A, Commercial Paper Notes(d)	2.55%	03/23/2023	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-17.41%
Board of Regents of the University of Texas System;
Series 2008 B, VRD RB(b)	2.15%	08/01/2025	$1,115	$1,115,000

Series 2008 A, VRD RB(b)	2.10%	07/01/2037	2,425	2,425,000

Series A, Commercial Paper Notes	3.20%	03/03/2023	2,500	2,500,000

Garland (City of), TX; Series 2021, Commercial Paper Notes(d)	2.60%	03/01/2023	5,000	5,000,000

Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(b)	1.40%	11/01/2041	6,450	6,450,000

Harris County Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, Ref. VRD RB(b)	1.45%	12/01/2041	4,185	4,185,000

Houston (City of), TX; Series H-2, Commercial Paper Notes	2.85%	03/09/2023	7,000	7,000,000

Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil); Series 2011, VRD RB(b)	1.36%	11/01/2051	3,182	3,182,000

Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas); Series 2008 A, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.45%	10/01/2041	1,480	1,480,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	2.29%	05/01/2042	3,020	3,020,000

Texas A&M University; Series B, Commercial Paper Notes	3.25%	04/05/2023	3,600	3,600,000

				39,957,000

Virginia-1.00%
Loudoun (County of), VA Economic Development Authority (Jack Kent Cooke Foundation); Series 2004, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.25%	06/01/2034	2,300	2,300,000

Washington-1.32%
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	2.21%	11/01/2047	3,025	3,025,000

West Virginia-2.92%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America, N.A.)(b)(c)	2.19%	07/01/2039	745	745,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Truist Bank)(b)(c)	2.32%	01/01/2034	5,945	5,945,000

				6,690,000

Wisconsin-1.35%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	2.22%	10/01/2042	3,090	3,090,000

TOTAL INVESTMENTS IN SECURITIES(e)(f) -94.08% (Cost $215,877,000)				215,877,000

OTHER ASSETS LESS LIABILITIES-5.92%				13,576,124

NET ASSETS-100.00%				$229,453,124

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $8,240,000, which represented 3.59% of the Fund’s Net Assets.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada 8.3%; United Kingdom 6.9%; Japan 6.1%; Other countries less than 5% each: 4.3%.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

TD Bank, N.A.	5.6%

Northern Trust Co. (The)	5.6

PNC Bank, N.A.	5.3

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	91.8%

8-30	6.6

31-60	1.6

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,441,448,359	$133,116,900	$18,194,250,286	$37,341,062,162	$1,356,189,593	$215,877,000

Repurchase agreements, at value and cost	391,668,085	101,000,000	22,489,101,442	48,757,920,864	-	-

Cash	19,375	-	710,756	983,579	78,638	35,079

Receivable for:
Investments sold	-	-	548,668,115	-	-	13,075,000

Fund shares sold	-	87,000	16,852,266	7,476,439	-	-

Interest	1,964,115	173,966	27,561,801	86,121,462	738,940	648,615

Fund expenses absorbed	37,313	32,400	1,744,510	-	54,458	65,326

Investment for trustee deferred compensation and retirement plans	2,688,319	708,169	1,620,498	739,975	74,208	244,277

Other assets	6,754	132,348	516,985	1,674,555	1,386	48,339

Total assets	1,837,832,320	235,250,783	41,281,026,659	86,195,979,036	1,357,137,223	229,993,636

Liabilities:
Payable for:
Investments purchased	-	-	-	-	9,879,931	-

Fund shares reacquired	-	176,816	3,090,287	4,269,464	-	6,500

Amount due custodian	-	2,848	-	-	-	-

Dividends	5,633,256	390,246	92,186,592	145,385,932	1,852,280	174,016

Accrued fees to affiliates	290,525	44,449	7,871,710	11,084,004	238,921	65,704

Accrued trustees’ and officers’ fees and benefits	4,481	2,926	36,205	77,012	3,868	2,679

Accrued operating expenses	47,662	21,439	243,679	-	13,029	31,340

Trustee deferred compensation and retirement plans	2,877,269	753,601	1,837,203	920,053	85,565	260,273

Total liabilities	8,853,193	1,392,325	105,265,676	161,736,465	12,073,594	540,512

Net assets applicable to shares outstanding	$1,828,979,127	$233,858,458	$41,175,760,983	$86,034,242,571	$1,345,063,629	$229,453,124

Net assets consist of:
Shares of beneficial interest	$1,831,354,980	$234,441,720	$41,178,125,062	$86,059,942,124	$1,345,271,837	$229,672,837

Distributable earnings (loss)	(2,375,853)	(583,262)	(2,364,079)	(25,699,553)	(208,208)	(219,713)

	$1,828,979,127	$233,858,458	$41,175,760,983	$86,034,242,571	$1,345,063,629	$229,453,124

Net Assets:
Institutional Class	$1,819,669,256	$232,387,514	$35,450,224,348	$71,325,123,345	$1,268,187,565	$193,805,989

Private Investment Class	$1,042,790	$332,161	$618,415,066	$742,331,579	$16,661,216	$25,307,654

Personal Investment Class	$10,252	$92,946	$388,631,121	$33,381,231	$11,961,557	$396,032

Cash Management Class	$1,676,277	$467,280	$240,742,041	$625,170,630	$80,071	$3,493,634

Reserve Class	$171,670	$71,322	$658,815,411	$512,205,911	$44,802,872	$5,703,646

Resource Class	$249,687	$394	$76,755,901	$196,305,722	$115,395	$735,736

Corporate Class	$6,059,212	$506,841	$1,887,842,566	$1,565,745,767	$3,254,953	$10,433

CAVU Securities Class	$99,983	$-	$1,854,334,529	$11,033,978,386	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	1,819,297,797	232,378,976	35,450,012,600	71,346,337,427	1,268,330,132	193,784,100

Private Investment Class	1,042,580	332,149	618,409,608	742,552,280	16,663,105	25,304,973

Personal Investment Class	10,250	92,942	388,629,737	33,391,145	11,962,914	395,994

Cash Management Class	1,675,941	467,263	240,741,915	625,356,709	80,079	3,493,246

Reserve Class	171,636	71,319	658,813,165	512,358,049	44,807,951	5,703,138

Resource Class	249,638	394	76,755,057	196,364,021	115,408	735,656

Corporate Class	6,057,994	506,822	1,887,836,389	1,566,211,620	3,255,321	10,432

CAVU Securities Class	99,963	-	1,854,316,343	11,037,257,584	-	-

Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$1,833,286,676	$234,120,176	$40,683,351,728	$86,098,983,026	$1,356,189,593	$215,877,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Investment income:
Interest	$33,876,133	$7,151,703	$708,212,871	$1,395,214,104	$25,472,569	$3,310,770

Expenses:
Advisory fees	1,298,945	287,417	26,911,965	36,209,920	863,058	269,431

Administrative services fees	376,482	88,649	8,043,255	16,157,749	308,915	62,708

Custodian fees	11,976	12,085	712,043	51,850	57,453	2,117

Distribution fees:
Private Investment Class	1,566	537	667,061	972,135	19,594	29,618

Personal Investment Class	27	251	1,134,089	90,606	32,317	2,915

Cash Management Class	681	174	119,391	317,403	31	1,369

Reserve Class	745	305	4,165,559	2,604,658	212,296	45,602

Resource Class	246	-	51,160	138,138	158	601

Corporate Class	245	34	191,872	167,327	1,056	2

Transfer agent fees	77,937	17,245	1,614,718	3,258,893	60,939	12,124

Trustees’ and officers’ fees and benefits	12,531	8,729	92,223	203,275	10,879	8,118

Registration and filing fees	54,047	56,974	978,820	2,003,579	47,828	62,326

Reports to shareholders	-	-	-	-	-	1,005

Professional services fees	23,255	19,395	67,575	22,179	21,273	19,076

Other	46,174	27,959	142,190	112,996	29,592	11,719

Total expenses	1,904,857	519,754	44,891,921	62,310,708	1,665,389	528,731

Less: Fees waived and expenses reimbursed	(342,612)	(173,553)	(6,268,478)	(84,156)	(181,160)	(179,196)

Net expenses	1,562,245	346,201	38,623,443	62,226,552	1,484,229	349,535

Net investment income	32,313,888	6,805,502	669,589,428	1,332,987,552	23,988,340	2,961,235

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	4,162	158	2,730,256	2,283,446	(30,165)	-

Change in net unrealized appreciation of unaffiliated investment securities	73,684	2,084	-	-	-	-

Net realized and unrealized gain (loss)	77,846	2,242	2,730,256	2,283,446	(30,165)	-

Net increase in net assets resulting from operations	$32,391,734	$6,807,744	$672,319,684	$1,335,270,998	$23,958,175	$2,961,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022
(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:
Net investment income	$32,313,888	$9,991,934	$6,805,502	$1,826,985

Net realized gain	4,162	3,959	158	624

Change in net unrealized appreciation (depreciation)	73,684	(406,836)	2,084	(5,126)

Net increase in net assets resulting from operations	32,391,734	9,589,057	6,807,744	1,822,483

Distributions to shareholders from distributable earnings:
Institutional Class	(32,218,847)	(9,973,378)	(6,784,760)	(1,657,807)

Private Investment Class	(17,996)	(6,754)	(5,822)	(1,550)

Personal Investment Class	(164)	(32)	(1,411)	(240)

Cash Management Class	(31,264)	(9,759)	(7,918)	(1,672)

Reserve Class	(2,462)	(378)	(971)	(130)

Resource Class	(4,383)	(1,017)	(8)	(3)

Corporate Class	(36,909)	(112)	(4,612)	(95)

CAVU Securities Class	(1,863)	(504)	-	-

Total distributions from distributable earnings	(32,313,888)	(9,991,934)	(6,805,502)	(1,661,497)

Return of capital:
Institutional Class	-	-	-	(165,120)

Private Investment Class	-	-	-	(154)

Personal Investment Class	-	-	-	(24)

Cash Management Class	-	-	-	(167)

Reserve Class	-	-	-	(13)

Resource Class	-	-	-	(1)

Corporate Class	-	-	-	(9)

Total return of capital	-	-	-	(165,488)

Total distributions	(32,313,888)	(9,991,934)	(6,805,502)	(1,826,985)

Share transactions-net:
Institutional Class	77,909,713	(614,280,688)	(90,087,288)	100,759,349

Private Investment Class	(30,196)	(1,818,407)	(125,154)	(147,861)

Personal Investment Class	4	-	1,540	(1,448)

Cash Management Class	(43,963)	(1,201,217)	98,248	(127,021)

Reserve Class	(3,343)	(40,550)	1,057	(16,775)

Resource Class	1,735	(114,240)	8	1

Corporate Class	6,036,928	(354)	485,652	64

CAVU Securities Class	-	1	-	-

Net increase (decrease) in net assets resulting from share transactions	83,870,878	(617,455,455)	(89,625,937)	100,466,309

Net increase (decrease) in net assets	83,948,724	(617,858,332)	(89,623,695)	100,461,807

Net assets:
Beginning of period	1,745,030,403	2,362,888,735	323,482,153	223,020,346

End of period	$1,828,979,127	$1,745,030,403	$233,858,458	$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:
Net investment income	$669,589,428	$96,074,616	$1,332,987,552	$325,968,052

Net realized gain (loss)	2,730,256	(3,886,562)	2,283,446	(28,543,577)

Net increase in net assets resulting from operations	672,319,684	92,188,054	1,335,270,998	297,424,475

Distributions to shareholders from distributable earnings:
Institutional Class	(581,902,260)	(85,408,911)	(1,124,090,481)	(295,190,284)

Private Investment Class	(7,645,428)	(1,268,453)	(10,946,131)	(2,186,097)

Personal Investment Class	(6,320,398)	(1,167,413)	(501,718)	(110,536)

Cash Management Class	(5,107,835)	(1,843,731)	(13,622,487)	(3,324,668)

Reserve Class	(12,607,423)	(2,122,002)	(8,266,117)	(1,225,131)

Resource Class	(1,108,827)	(267,315)	(3,057,626)	(863,585)

Corporate Class	(25,353,351)	(1,170,294)	(21,689,739)	(2,699,107)

CAVU Securities Class	(29,543,906)	(2,826,497)	(150,813,253)	(20,368,644)

Total distributions from distributable earnings	(669,589,428)	(96,074,616)	(1,332,987,552)	(325,968,052)

Share transactions-net:
Institutional Class	14,027,316,395	4,330,861,644	10,156,276,156	11,726,491,208

Private Investment Class	236,582,670	78,001,581	164,377,949	72,215,877

Personal Investment Class	(192,259,153)	315,801,181	(5,957,939)	29,989,058

Cash Management Class	(154,069,233)	(57,379,422)	(517,510,396)	394,921,370

Reserve Class	(328,669,854)	119,769,440	(86,634,703)	190,502,067

Resource Class	(642,242)	24,190,011	61,306,446	17,158,805

Corporate Class	1,413,797,274	207,510,470	1,023,377,300	(539,261,258)

CAVU Securities Class	1,297,043,776	10,231,626	6,183,737,346	3,411,670,557

Net increase in net assets resulting from share transactions	16,299,099,633	5,028,986,531	16,978,972,159	15,303,687,684

Net increase in net assets	16,301,829,889	5,025,099,969	16,981,255,605	15,275,144,107

Net assets:
Beginning of period	24,873,931,094	19,848,831,125	69,052,986,966	53,777,842,859

End of period	$41,175,760,983	$24,873,931,094	$86,034,242,571	$69,052,986,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:
Net investment income	$23,988,340	$4,933,278	$2,961,235	$629,361

Net realized gain (loss)	(30,165)	(129,607)	-	-

Net increase in net assets resulting from operations	23,958,175	4,803,671	2,961,235	629,361

Distributions to shareholders from distributable earnings:
Institutional Class	(22,764,739)	(4,768,439)	(2,597,193)	(576,238)

Private Investment Class	(259,555)	(48,742)	(243,504)	(26,690)

Personal Investment Class	(173,656)	(29,749)	(7,751)	(2,178)

Cash Management Class	(1,358)	(319)	(37,135)	(11,012)

Reserve Class	(660,979)	(71,516)	(67,697)	(10,273)

Resource Class	(3,661)	(360)	(7,815)	(2,938)

Corporate Class	(124,392)	(14,153)	(140)	(32)

Total distributions from distributable earnings	(23,988,340)	(4,933,278)	(2,961,235)	(629,361)

Share transactions-net:
Institutional Class	166,084,398	38,941,402	(2,953,360)	78,490,605

Private Investment Class	2,096,826	(78,490)	10,542,278	5,209,668

Personal Investment Class	(757,179)	8,907,420	(1,414,442)	133,658

Cash Management Class	1,491	(174,408)	(250,931)	(851,665)

Reserve Class	2,655,507	(32,341,061)	(9,080,916)	(1,439,232)

Resource Class	17,103	198	(24,302)	(716,611)

Corporate Class	(86,382)	(1,691,615)	136	19

Net increase (decrease) in net assets resulting from share transactions	170,011,764	13,563,446	(3,181,537)	80,826,442

Net increase (decrease) in net assets	169,981,599	13,433,839	(3,181,537)	80,826,442

Net assets:
Beginning of period	1,175,082,030	1,161,648,191	232,634,661	151,808,219

End of period	$1,345,063,629	$1,175,082,030	$229,453,124	$232,634,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Corporate Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/23	$1.0002	$0.0184	$0.0000	$0.0184	$(0.0184)	$-	$-	$(0.0184)	$1.0002	1.86%	$6,059	0.21	%(c)	0.25	%(c)	3.70	%(c)
Year ended 08/31/22	1.0004	0.0047	(0.0000)	0.0047	(0.0049)	-	-	(0.0049)	1.0002	0.47	23	0.19		0.25		0.47
Year ended 08/31/21	1.0006	0.0003	(0.0002)	0.0001	(0.0003)	-	-	(0.0003)	1.0004	0.01	23	0.19		0.25		0.03
Year ended 08/31/20	1.0004	0.0123	(0.0006)	0.0117	(0.0115)	-	-	(0.0115)	1.0006	1.17	39	0.21		0.25		1.23
Year ended 08/31/19	1.0004	0.0234	(0.0000)	0.0234	(0.0234)	-	-	(0.0234)	1.0004	2.36	327	0.21		0.25		2.34
Year ended 08/31/18	1.0002	0.0170	(0.0011)	0.0159	(0.0157)	-	-	(0.0157)	1.0004	1.60	1,926	0.21		0.26		1.70
Invesco STIC Prime Portfolio
Six months ended 02/28/23	1.0000	0.0175	0.0004	0.0179	(0.0179)	-	-	(0.0179)	1.0000	1.80	507	0.21	(c)	0.30	(c)	3.52	(c)
Year ended 08/31/22	1.0000	0.0049	(0.0000)	0.0049	(0.0045)	-	(0.0004)	(0.0049)	1.0000	0.49	21	0.16		0.31		0.60
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	21	0.13		0.33		0.01
Year ended 08/31/20	1.0001	0.0114	(0.0013)	0.0101	(0.0102)	-	-	(0.0102)	1.0000	1.03	21	0.21		0.29		1.13
Year ended 08/31/19	1.0001	0.0224	0.0000	0.0224	(0.0224)	-	-	(0.0224)	1.0001	2.26	21	0.21		0.28		2.23
Year ended 08/31/18	1.0000	0.0152	(0.0002)	0.0150	(0.0149)	-	-	(0.0149)	1.0001	1.51	20	0.21		0.30		1.52
Invesco Treasury Portfolio
Six months ended 02/28/23	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.80	1,887,843	0.21	(c)	0.24	(c)	3.74	(c)
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.45	473,992	0.14		0.24		0.46
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	266,548	0.10		0.24		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.88	1,133,683	0.21		0.24		0.83
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.17	429,129	0.21		0.24		2.15
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.34	467,373	0.21		0.23		1.34
Invesco Government & Agency Portfolio
Six months ended 02/28/23	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.80	1,565,746	0.19	(c)	0.19	(c)	3.66	(c)
Year ended 08/31/22	1.00	0.01	(0.01)	0.00	(0.00)	-	-	(0.00)	1.00	0.49	542,615	0.12		0.19		0.53
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	1,082,096	0.08		0.19		0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.92	31,268	0.18		0.18		0.82
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.19	40,349	0.19		0.19		2.17
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.35	146,277	0.18		0.18		1.32
Invesco Treasury Obligations Portfolio
Six months ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	1.75	3,255	0.21	(c)	0.24	(c)	3.55	(c)
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.42	3,341	0.15		0.24		0.44
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	5,033	0.10		0.24		0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.91	10,442	0.21		0.23		0.81
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.14	10	0.21		0.24		2.12
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.31	10	0.21		0.24		1.31
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/23	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	1.10	10	0.23	(c)	0.36	(c)	2.23	(c)
Year ended 08/31/22	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.31	10	0.16		0.40		0.37
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.01	10	0.07		0.43		0.01
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	0.74	10	0.20		0.37		0.75
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	1.35	10	0.23		0.38		1.35
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.97	10	0.23		0.41		0.98

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

    The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

    Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

    Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

32	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

    The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

    Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to

33	Short-Term Investments Trust

increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

    The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

    Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

    There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

    For the six months ended February 28, 2023, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

34	Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	-

    The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

    In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

    For the six months ended February 28, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$342,612

Invesco STIC Prime Portfolio	173,553

Invesco Treasury Portfolio	6,268,478

Invesco Government & Agency Portfolio	84,156

Invesco Treasury Obligations Portfolio	181,160

Invesco Tax-Free Cash Reserve Portfolio	179,196

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

    Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

    The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods,

35	Short-Term Investments Trust

giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of February 28, 2023, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2023, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$ -	$ 15,017,260	$-

Invesco STIC Prime Portfolio	10,011,507	7,808,191	-

Invesco Tax-Free Cash Reserve Portfolio	164,296,012	170,492,689	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

36	Short-Term Investments Trust

    The Funds had a capital loss carryforward as of August 31, 2022, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$9,051	$-	$9,051

Invesco Treasury Portfolio	3,918,575	-	3,918,575

Invesco Government & Agency Portfolio	28,544,744	-	28,544,744

Invesco Treasury Obligations Portfolio	132,371	24,258	156,629

Invesco Tax-Free Cash Reserve Portfolio	19,092	-	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2023
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$1,833,286,676	$103,511	$(273,743)	$(170,232)

Invesco STIC Prime Portfolio	234,120,176	546	(3,822)	(3,276)

Invesco Treasury Obligations Portfolio	1,356,198,463	-	(8,870)	(8,870)

*

For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	7,575,148,001	$7,576,878,151	16,021,220,223	$16,021,997,196

Private Investment Class	1,140	1,140	173	173

Cash Management Class	6,118	6,119	1	1

Reserve Class	256	257	7,065	7,068

Resource Class	417	417	-	-

Corporate Class	5,998,343	6,000,042	-	-

CAVU Securities Class	-	-	1	1

Issued as reinvestment of dividends:
Institutional Class	4,247,510	4,248,575	331,500	331,481

Private Investment Class	17,991	17,996	3,597	3,597

Personal Investment Class	4	4	-	-

Cash Management Class	31,256	31,264	5,971	5,971

Reserve Class	2,461	2,461	174	174

Resource Class	4,382	4,383	599	599

Corporate Class	36,900	36,909	70	70

37	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Institutional Class	(7,501,501,745)	$(7,503,217,013)	(16,635,655,012)	$(16,636,609,365)

Private Investment Class	(49,320)	(49,332)	(1,822,166)	(1,822,177)

Cash Management Class	(81,322)	(81,346)	(1,207,094)	(1,207,189)

Reserve Class	(6,059)	(6,061)	(47,789)	(47,792)

Resource Class	(3,063)	(3,065)	(114,803)	(114,839)

Corporate Class	(23)	(23)	(425)	(424)

Net increase (decrease) in share activity	83,853,247	$83,870,878	(617,277,915)	$(617,455,455)

(a)	42% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

38	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	911,782,582	$911,783,366	1,898,258,845	$1,898,293,281

Private Investment Class	69,416	69,416	66,475	66,475

Personal Investment Class	129	129	45	45

Cash Management Class	200,511	200,511	47,921	47,925

Reserve Class	87	87	1	1

Resource Class	1	1	-	-

Corporate Class	611,040	611,040	-	-

Issued as reinvestment of dividends:
Institutional Class	5,147,362	5,147,362	718,725	718,729

Private Investment Class	5,822	5,822	961	961

Personal Investment Class	1,411	1,411	131	131

Cash Management Class	4,838	4,838	351	351

Reserve Class	971	971	62	62

Resource Class	8	8	1	1

Corporate Class	4,612	4,612	64	64

Reacquired:
Institutional Class	(1,007,016,975)	(1,007,018,016)	(1,798,225,673)	(1,798,252,661)

Private Investment Class	(200,392)	(200,392)	(215,296)	(215,297)

Personal Investment Class	-	-	(1,624)	(1,624)

Cash Management Class	(107,101)	(107,101)	(175,291)	(175,297)

Reserve Class	(1)	(1)	(16,836)	(16,838)

Resource Class	(1)	(1)	-	-

Corporate Class	(130,000)	(130,000)	-	-

Net increase (decrease) in share activity	(89,625,680)	$(89,625,937)	100,458,862	$100,466,309

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

39	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	145,004,051,458	$145,004,051,458	132,066,034,066	$132,066,034,066

Private Investment Class	693,606,770	693,606,770	1,001,410,898	1,001,410,898

Personal Investment Class	1,065,604,266	1,065,604,266	2,236,178,971	2,236,178,971

Cash Management Class	445,291,553	445,291,553	1,488,319,714	1,488,319,714

Reserve Class	2,136,575,113	2,136,575,113	3,559,612,942	3,559,612,942

Resource Class	154,959,401	154,959,401	215,964,855	215,964,855

Corporate Class	7,067,487,198	7,067,487,198	4,502,000,934	4,502,000,934

CAVU Securities Class	10,117,703,630	10,117,703,630	12,888,063,731	12,888,063,731

Issued as reinvestment of dividends:
Institutional Class	188,438,016	188,438,016	10,223,078	10,223,078

Private Investment Class	4,364,973	4,364,973	184,233	184,233

Personal Investment Class	5,687,699	5,687,699	398,914	398,914

Cash Management Class	5,107,835	5,107,835	1,071,516	1,071,516

Reserve Class	12,607,423	12,607,423	971,014	971,014

Resource Class	1,108,827	1,108,827	130,138	130,138

Corporate Class	9,000,585	9,000,585	261,029	261,029

CAVU Securities Class	17,718,130	17,718,130	1,880	1,880

Reacquired:
Institutional Class	(131,165,173,079)	(131,165,173,079)	(127,745,395,500)	(127,745,395,500)

Private Investment Class	(461,389,073)	(461,389,073)	(923,593,550)	(923,593,550)

Personal Investment Class	(1,263,551,118)	(1,263,551,118)	(1,920,776,704)	(1,920,776,704)

Cash Management Class	(604,468,621)	(604,468,621)	(1,546,770,652)	(1,546,770,652)

Reserve Class	(2,477,852,390)	(2,477,852,390)	(3,440,814,516)	(3,440,814,516)

Resource Class	(156,710,470)	(156,710,470)	(191,904,982)	(191,904,982)

Corporate Class	(5,662,690,509)	(5,662,690,509)	(4,294,751,493)	(4,294,751,493)

CAVU Securities Class	(8,838,377,984)	(8,838,377,984)	(12,877,833,985)	(12,877,833,985)

Net increase in share activity	16,299,099,633	$16,299,099,633	5,028,986,531	$5,028,986,531

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	324,869,749,338	$324,869,749,338	454,339,645,288	$454,339,645,288

Private Investment Class	1,126,644,425	1,126,644,425	1,778,974,054	1,778,974,054

Personal Investment Class	58,898,358	58,898,358	97,861,174	97,861,174

Cash Management Class	414,424,303	414,424,303	1,341,733,532	1,341,733,532

Reserve Class	807,114,011	807,114,011	2,373,222,673	2,373,222,673

Resource Class	826,482,205	826,482,205	1,481,464,937	1,481,464,937

Corporate Class	8,128,163,560	8,128,163,560	10,354,778,887	10,354,778,887

CAVU Securities Class	68,062,764,562	68,062,764,562	77,360,488,467	77,360,488,467

Issued as reinvestment of dividends:
Institutional Class	455,040,015	455,040,015	49,592,996	49,592,996

Private Investment Class	7,769,707	7,769,707	747,946	747,946

Personal Investment Class	501,718	501,718	55,691	55,691

Cash Management Class	3,325,117	3,325,117	463,867	463,867

Reserve Class	8,266,117	8,266,117	542,028	542,028

Resource Class	2,777,506	2,777,506	486,110	486,110

Corporate Class	11,198,615	11,198,615	1,161,309	1,161,309

CAVU Securities Class	99,055,148	99,055,148	7,176,754	7,176,754

Reacquired:
Institutional Class	(315,168,513,197)	(315,168,513,197)	(442,662,747,076)	(442,662,747,076)

Private Investment Class	(970,036,183)	(970,036,183)	(1,707,506,123)	(1,707,506,123)

Personal Investment Class	(65,358,015)	(65,358,015)	(67,927,807)	(67,927,807)

Cash Management Class	(935,259,816)	(935,259,816)	(947,276,029)	(947,276,029)

Reserve Class	(902,014,831)	(902,014,831)	(2,183,262,634)	(2,183,262,634)

Resource Class	(767,953,265)	(767,953,265)	(1,464,792,242)	(1,464,792,242)

Corporate Class	(7,115,984,875)	(7,115,984,875)	(10,895,201,454)	(10,895,201,454)

CAVU Securities Class	(61,978,082,364)	(61,978,082,364)	(73,955,994,664)	(73,955,994,664)

Net increase in share activity	16,978,972,159	$16,978,972,159	15,303,687,684	$15,303,687,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,955,044,530	$2,955,044,530	2,034,763,395	$2,034,763,395

Private Investment Class	5,741,484	5,741,484	4,862,034	4,862,034

Personal Investment Class	7,866,493	7,866,493	25,412,787	25,412,787

Cash Management Class	133	133	-	-

Reserve Class	75,864,809	75,864,809	237,156,939	237,156,939

Resource Class	1,257,552	1,257,552	891,607	891,607

Corporate Class	20,654,915	20,654,915	-	-

Issued as reinvestment of dividends:
Institutional Class	13,024,486	13,024,486	1,208,158	1,208,158

Private Investment Class	259,555	259,555	25,960	25,960

Personal Investment Class	173,656	173,656	13,163	13,163

Cash Management Class	1,358	1,358	185	185

Reserve Class	660,979	660,979	26,868	26,868

Resource Class	2,003	2,003	-	-

Corporate Class	121,810	121,810	8,385	8,385

Reacquired:
Institutional Class	(2,801,984,618)	(2,801,984,618)	(1,997,030,151)	(1,997,030,151)

Private Investment Class	(3,904,213)	(3,904,213)	(4,966,484)	(4,966,484)

Personal Investment Class	(8,797,328)	(8,797,328)	(16,518,530)	(16,518,530)

Cash Management Class	-	-	(174,593)	(174,593)

Reserve Class	(73,870,281)	(73,870,281)	(269,524,868)	(269,524,868)

Resource Class	(1,242,452)	(1,242,452)	(891,409)	(891,409)

Corporate Class	(20,863,107)	(20,863,107)	(1,700,000)	(1,700,000)

Net increase in share activity	170,011,764	$170,011,764	13,563,446	$13,563,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 38% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	222,924,718	$222,924,718	264,322,787	$264,322,787

Private Investment Class	36,294,273	36,294,273	8,658,509	8,658,509

Personal Investment Class	1,707,275	1,707,275	4,144,947	4,144,947

Cash Management Class	2,589,877	2,589,877	4,995,075	4,995,075

Reserve Class	13,217,998	13,217,998	44,954,869	44,954,869

Resource Class	537	537	-	-

Corporate Class	49,490	49,490	-	-

Issued as reinvestment of dividends:
Institutional Class	1,792,239	1,792,239	203,648	203,648

Private Investment Class	233,864	233,864	10,734	10,734

Personal Investment Class	7,751	7,751	619	619

Cash Management Class	8,620	8,620	1,959	1,959

Reserve Class	67,697	67,697	2,238	2,238

Resource Class	7,709	7,709	1,890	1,890

Corporate Class	136	136	19	19

Reacquired:
Institutional Class	(227,670,317)	(227,670,317)	(186,035,830)	(186,035,830)

Private Investment Class	(25,985,859)	(25,985,859)	(3,459,575)	(3,459,575)

Personal Investment Class	(3,129,468)	(3,129,468)	(4,011,908)	(4,011,908)

Cash Management Class	(2,849,428)	(2,849,428)	(5,848,699)	(5,848,699)

Reserve Class	(22,366,611)	(22,366,611)	(46,396,339)	(46,396,339)

Resource Class	(32,548)	(32,548)	(718,501)	(718,501)

Corporate Class	(49,490)	(49,490)	-	-

Net increase (decrease) in share activity	(3,181,537)	$(3,181,537)	80,826,442	$80,826,442

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Significant Event

On January 19, 2023, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of Invesco Tax-Free Cash Reserve Portfolio Fund (the “Fund”). In order to effect such liquidation, the Fund closed to investments by new accounts after the close of business on February 24, 2023. The Fund is expected to liquidate on or about April 24, 2023.

43	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Corporate Class	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,018.60	$1.05	$1,023.75	$1.05	0.21%
Invesco STIC Prime Portfolio	1,000.00	1,018.00	1.05	1,023.75	1.05	0.21
Invesco Treasury Portfolio	1,000.00	1,018.00	1.05	1,023.75	1.05	0.21
Invesco Government & Agency Portfolio	1,000.00	1,018.00	0.95	1,023.85	0.95	0.19
Invesco Treasury Obligations Portfolio	1,000.00	1,017.50	1.05	1,023.75	1.05	0.21
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,011.00	1.15	1,023.65	1.15	0.23

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

44	Short-Term Investments Trust

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-2

Semiannual Report to Shareholders	February 28, 2023

Cash Management Class
Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Schedules of Investments

25	Financial Statements

31	Financial Highlights

32	Notes to Financial Statements

44	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Cash Management Class data as of 2/28/23

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	12 - 48 days	41 days	47 days	$1.7 million
Invesco STIC Prime[1]	2 - 8 days	3 days	5 days	467.3 thousand
Invesco Treasury[2]	3 - 30 days	26 days	111 days	240.7 million
Invesco Government & Agency[2]	8 - 30 days	23 days	109 days	625.2 million
Invesco Treasury Obligations[2]	29 - 53 days	45 days	103 days	80.1 thousand
Invesco Tax-Free Cash Reserve[3]	6 - 13 days	6 days	6 days	3.5 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-51.09%(a)
Asset-Backed Securities - Consumer Receivables-1.09%
Old Line Funding LLC (1 mo. FEDL + 0.12%)(b)(c)(d)	4.65%	05/23/2023	$20,000	$20,000,000

Asset-Backed Securities - Fully Supported Bank-12.57%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.19%)(b)(c)(d)	4.76%	04/07/2023	40,000	40,006,000

Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(b)(c)(d)	4.66%	04/19/2023	37,108	37,117,871

Lexington Parker Capital Co. LLC (Multi - CEP’s)(b)(c)	4.63%	03/15/2023	20,000	19,961,875

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	4.62%	03/17/2023	39,110	39,025,451

Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.82%	05/02/2023	50,000	49,586,475

Nieuw Amsterdam Receivables Corp B.V. (CEP - Cooperatieve Rabobank U.A.) (Netherlands)(b)(c)	4.68%	04/11/2023	19,500	19,394,417

Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.95%	05/03/2023	25,000	24,788,844

				229,880,933

Diversified Banks-19.40%
Banco Santander S.A. (Spain)(b)(c)	4.94%	05/01/2023	25,000	24,796,778

Banco Santander S.A. (Spain)(b)(c)	4.96%	05/10/2023	10,000	9,906,438

Barclays Bank PLC(b)(c)	4.89%	05/24/2023	10,000	9,886,147

DBS Bank Ltd. (Singapore)(b)(c)	5.18%	06/07/2023	20,000	19,737,925

DNB Bank ASA (Norway)(b)(c)	5.15%	02/01/2024	25,000	23,780,149

DZ Bank AG (Germany)(b)(c)	4.79%	04/11/2023	30,000	29,838,405

Lloyds Bank PLC (United Kingdom)(c)	5.14%	08/01/2023	25,000	24,464,636

National Australia Bank Ltd. (Australia)(b)(c)	5.10%	11/02/2023	40,000	38,606,096

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	4.65%	04/03/2023	50,000	49,781,078

Nordea Bank Abp (Finland)(b)(c)	5.06%	07/03/2023	30,000	29,493,646

Sumitomo Mitsui Trust Bank Ltd.(b)(c)	4.58%	03/06/2023	50,000	49,962,083

Toronto-Dominion Bank (The) (Canada)(b)(c)	0.00%	01/26/2024	25,000	24,934,499

Westpac Banking Corp. (Australia)(b)(c)	5.47%	08/03/2023	20,000	19,580,447

				354,768,327

Diversified Capital Markets-5.98%
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC)	5.09%	07/12/2023	10,000	9,816,606

Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.80%	04/25/2023	50,000	49,635,222

Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.25%)(c)(d)	4.82%	07/24/2023	30,000	30,005,940

Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	4.62%	03/17/2023	20,000	19,956,556

				109,414,324

Education Services-1.97%
Emory University	4.68%	04/06/2023	36,000	35,983,588

Investment Banking & Brokerage-1.62%
Goldman Sachs International(b)	4.97%	05/24/2023	30,000	29,663,400

Regional Banks-2.73%
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	4.59%	03/24/2023	50,000	49,848,667

Specialized Finance-5.73%
Cabot Trail Funding LLC (CEP - TD Bank N.A.)(b)(c)	4.68%	04/03/2023	25,000	24,890,208

Caterpillar Financial Services Corp.	4.61%	03/02/2023	50,000	49,987,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.23%)(c)(d)	4.80%	07/24/2023	$20,000	$20,003,960

Ontario Teachers’ Finance Trust (Canada)(b)(c)	5.24%	05/16/2023	10,000	9,898,852

				104,780,498

Total Commercial Paper (Cost $934,507,127)				934,339,737

Certificates of Deposit-23.43%
Bank of America N.A.	5.37%	08/28/2023	40,000	39,989,008

Credit Agricole Corporate & Investment Bank S.A.(c)	4.55%	03/01/2023	69,572	69,571,586

DNB Bank ASA (Norway)(c)	4.55%	03/01/2023	62,000	62,000,000

Mizuho Bank Ltd.(c)	4.57%	03/01/2023	86,000	86,000,000

Oversea-Chinese Banking Corp. Ltd.(c)	4.84%	05/31/2023	25,000	24,998,175

Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	20,000	20,009,854

Skandinaviska Enskilda Banken AB(c)	4.56%	03/01/2023	90,000	90,000,000

Sumitomo Mitsui Trust Bank Ltd.(c)	4.55%	03/01/2023	36,000	36,000,000

Total Certificates of Deposit (Cost $428,571,465)				428,568,623

Variable Rate Demand Notes-4.29%(e)
Credit Enhanced-4.29%
Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	9,100	9,099,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	2,400	2,400,000

Total Variable Rate Demand Notes (Cost $78,539,999)				78,539,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-78.81% (Cost $1,441,618,591)				1,441,448,359

			Repurchase Amount
Repurchase Agreements-21.42%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,104 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,897,590; 0.00% - 8.59%; 09/29/2023 - 10/20/2072)(c)(h)	4.67%	03/01/2023	5,004,540	5,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(c)(h)	4.70%	03/01/2023	20,018,278	20,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $115,105,321 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,499,356; 3.75% - 11.23%; 03/15/2024 - 09/25/2047)(c)(h)	4.71%	03/02/2023	45,041,213	45,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 - 02/25/2068)(c)(h)	4.65%	03/02/2023	18,016,275	18,000,000

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $50,006,444 (collateralized by corporate obligations valued at $55,000,360; 3.63% -10.50%; 11/15/2026 - 05/15/2031)	4.64%	03/01/2023	25,003,222	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, non-agency mortgage-backed securities valued at $212,241,452; 0.70% - 11.75%; 05/22/2023 - 05/15/2097)(c)(i)	4.65%	03/01/2023	$15,001,938	$15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 01/04/2023 (collateralized by corporate obligations valued at $110,000,002; 0.00% - 11.50%; 05/30/2023 - 02/01/2050)(i)	4.87%	03/01/2023	40,150,956	40,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,752,093; 4.25% - 10.63%; 09/01/2023 - 03/01/2033)(i)	4.77%	03/01/2023	7,025,873	7,000,000

RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 - 01/15/2077)(c)(h)	4.75%	03/01/2023	15,013,854	15,000,000

Societe Generale, joint open agreement dated 01/04/2023 (collateralized by corporate obligations, a non-agency asset-backed security, a U.S. government sponsored agency obligation and U.S. Treasury obligation valued at $92,137,344; 0.00% - 7.88%; 03/15/2023 - 02/27/2063)(c)(i)	4.68%	03/01/2023	30,003,900	30,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(c)(i)	4.75%	03/01/2023	25,003,299	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.00% - 3.50%; 11/01/2046 - 01/20/2052)	4.56%	03/01/2023	146,686,663	146,668,085

Total Repurchase Agreements (Cost $391,668,085)				391,668,085

TOTAL INVESTMENTS IN SECURITIES(j)(k) -100.23% (Cost $1,833,286,676)				1,833,116,444

OTHER ASSETS LESS LIABILITIES-(0.23)%				(4,137,317)

NET ASSETS-100.00%				$1,828,979,127

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $748,388,684, which represented 40.92% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 16.2%; Japan: 14.7%; Cananda: 9.3%; Netherland: 8.1%; Sweden: 6.0%; other countries less than 5% each: 21.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	49.6%

8-30	7.0

31-60	15.7

61-90	9.8

91-180	10.9

181+	7.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-26.41%
Australia and New Zealand Banking Group Ltd. (Cayman Islands)(a)	4.57%	03/01/2023	$9,000	$9,000,000

BNP Paribas S.A. (SOFR + 0.50%)(a)(b)	4.32%	03/08/2023	2,075	2,075,195

Credit Agricole Corporate & Investment Bank S.A.(a)	4.55%	03/01/2023	10,428	10,428,414

DNB Bank ASA (Norway)(a)	4.55%	03/01/2023	8,000	8,000,000

Mizuho Bank Ltd.(a)	4.57%	03/01/2023	9,000	9,000,000

Skandinaviska Enskilda Banken AB(a)	4.56%	03/01/2023	8,000	8,000,000

Standard Chartered Bank (SOFR + 0.30%) (United Kingdom)(a)(b)	4.36%	03/13/2023	6,250	6,250,482

Sumitomo Mitsui Trust Bank Ltd.(a)	4.55%	03/01/2023	9,000	9,000,000

Total Certificates of Deposit (Cost $61,753,946)				61,754,091

Commercial Paper-23.09%(c)
Asset-Backed Securities - Fully Supported Bank-11.56%
Anglesea Funding LLC (Multi - CEP’s)(a)(d)	4.65%	03/08/2023	7,000	6,992,897

Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(a)(b)(d)	4.48%	03/16/2023	7,071	7,071,654

Halkin Finance LLC (Multi - CEP’s)(a)(d)	4.77%	03/30/2023	7,000	6,973,196

Nieuw Amsterdam Receivables Corp B.V. (CEP - Cooperatieve Rabobank U.A.)(a)(d)	4.53%	03/03/2023	6,000	5,997,708

				27,035,455

Diversified Banks-4.27%
Westpac Banking Corp. (SOFR + 0.50%) (Australia)(a)(b)(d)	4.32%	03/21/2023	10,000	10,002,359

Diversified Capital Markets-2.14%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(d)	4.58%	03/01/2023	5,000	4,999,364

Integrated Oil & Gas-2.99%
TotalEnergies Capital Canada Ltd. (Canada)(a)(d)	4.61%	03/02/2023	7,000	6,998,250

Specialized Finance-2.13%
Cabot Trail Funding LLC (CEP - TD Bank N.A.)(a)(d)	4.68%	04/04/2023	5,000	4,977,381

Total Commercial Paper (Cost $54,016,230)				54,012,809

Variable Rate Demand Notes-7.42%(e)
Credit Enhanced-7.42%
Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	5,000	5,000,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(d)(f)	4.90%	04/01/2047	5,000	5,000,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	2,950	2,950,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(d)(f)	4.67%	01/01/2033	4,400	4,400,000

Total Variable Rate Demand Notes (Cost $17,350,000)				17,350,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-56.92% (Cost $133,120,176)				133,116,900

			Repurchase Amount
Repurchase Agreements-43.19%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(a)(h)	4.70%	03/01/2023	8,007,311	8,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 - 02/25/2068)(a)(h)	4.65%	03/02/2023	$5,004,521	$5,000,000

BofA Securities, Inc., joint term agreement dated 02/28/2023, aggregate maturing value of $250,032,222 (collateralized by corporate obligations valued at $275,000,783; 2.30% -11.50%; 04/15/2025 - 06/01/2052)(h)(i)	4.64%	03/07/2023	5,000,644	5,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,752,093; 4.25% - 10.63%; 09/01/2023 - 03/01/2033)(j)	4.77%	03/01/2023	8,029,569	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 0.99% - 6.50%; 01/01/2024 - 07/25/2059)	4.55%	03/01/2023	15,001,896	15,000,000

RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 - 01/15/2077)(a)(h)	4.75%	03/01/2023	10,009,236	10,000,000

RBC Dominion Securities Inc., joint agreement dated 02/28/2023, aggregate maturing value of $500,063,194 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,004; 0.00% - 6.00%; 07/15/2023 - 01/20/2053)	4.55%	03/01/2023	15,001,896	15,000,000

Societe Generale, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,098; 0.13% - 7.50%; 03/01/2027 - 03/01/2053)	4.55%	03/01/2023	15,001,896	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(a)(j)	4.75%	03/01/2023	5,000,660	5,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2023, aggregate maturing value of $800,101,333 (collateralized by agency mortgage-backed securities valued at $816,000,000; 1.50% - 7.50%; 12/01/2023 - 03/01/2053)	4.56%	03/01/2023	15,001,900	15,000,000

Total Repurchase Agreements (Cost $101,000,000)				101,000,000

TOTAL INVESTMENTS IN SECURITIES(k)(l) -100.11% (Cost $234,120,176)				234,116,900

OTHER ASSETS LESS LIABILITIES-(0.11)%				(258,442)

NET ASSETS-100.00%				$233,858,458

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023 (Unaudited)

Invesco STIC Prime Portfolio–(continued)

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France 18.6%; Japan 9.8%; Canada 9.8%; Australia 8.1%; Netherlands 5.6%; other countries less than 5% each: 11.6%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $63,412,809, which represented 27.12% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	81.0%

8-30	16.9

31-60	2.1

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-44.18%
U.S. Treasury Bills-30.14%(a)
U.S. Treasury Bills	4.55%	03/09/2023	$200,000	$199,798,889

U.S. Treasury Bills	4.54%	03/14/2023	700,000	698,857,445

U.S. Treasury Bills	4.32%	03/16/2023	550,000	549,021,458

U.S. Treasury Bills	4.53%-4.54%	03/21/2023	1,800,000	1,795,490,498

U.S. Treasury Bills	4.56%	03/28/2023	450,000	448,472,812

U.S. Treasury Bills	4.54%	04/04/2023	675,000	672,128,062

U.S. Treasury Bills	4.47%-4.63%	04/11/2023	1,200,000	1,193,758,886

U.S. Treasury Bills	4.51%	04/18/2023	499,000	496,045,919

U.S. Treasury Bills	4.49%	04/25/2023	400,000	397,295,834

U.S. Treasury Bills	4.63%	04/27/2023	120,000	119,130,750

U.S. Treasury Bills	4.62%	05/02/2023	500,000	496,081,944

U.S. Treasury Bills	4.65%	05/04/2023	600,000	595,098,666

U.S. Treasury Bills	4.64%	05/09/2023	500,000	495,620,417

U.S. Treasury Bills	4.64%	05/11/2023	750,000	743,210,625

U.S. Treasury Bills	4.68%	05/23/2023	600,000	593,622,833

U.S. Treasury Bills	4.69%	05/30/2023	400,000	395,379,999

U.S. Treasury Bills	4.70%	06/06/2023	675,000	666,588,281

U.S. Treasury Bills	4.75%	07/06/2023	300,000	295,094,625

U.S. Treasury Bills	4.78%	11/30/2023	176,500	170,380,990

U.S. Treasury Bills	4.73%-4.83%	12/28/2023	500,000	480,831,389

U.S. Treasury Bills	4.68%-4.87%	01/25/2024	950,000	910,752,917

				12,412,663,239

U.S. Treasury Floating Rate Notes-14.04%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	1,945,500	1,944,968,479

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	2,589,000	2,586,191,922

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	1,250,000	1,250,426,646

				5,781,587,047

Total U.S. Treasury Securities (Cost $18,194,250,286)				18,194,250,286

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.18% (Cost $18,194,250,286)				18,194,250,286

			Repurchase Amount
Repurchase Agreements-54.62%(c)
BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $600,066,667 (collateralized by U.S. Treasury obligations valued at $612,000,086; 0.13% - 1.13%; 01/15/2024 - 01/15/2033)	4.00%	03/01/2023	200,022,222	200,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023, aggregate maturing value of $3,002,654,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,083; 0.13% - 1.13%; 07/15/2023 - 01/15/2033)(d)	4.55%	03/01/2023	1,801,592,500	1,800,000,000

Federal Reserve Bank of New York, joint agreement dated 02/28/2023, aggregate maturing value of $50,006,319,444 (collateralized by U.S. Treasury obligations valued at $50,006,319,596; 0.25% - 4.50%; 10/31/2023 - 08/15/2039)	4.55%	03/01/2023	12,801,617,778	12,800,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $300,035,833 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.88% - 4.84%; 07/31/2023 - 02/15/2032)	4.30%	03/01/2023	$100,011,944	$100,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $4,000,505,556 (collateralized by U.S. Treasury obligations valued at $4,080,000,087; 0.00% - 4.38%; 06/13/2023 - 02/15/2048)	4.55%	03/01/2023	1,500,189,583	1,500,000,000

Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,065; 1.88% - 2.88%; 05/15/2051 - 05/15/2052)	4.55%	03/01/2023	500,063,194	500,000,000

Goldman Sachs & Co., agreement dated 02/28/2023, maturing value of $1,500,190,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,003; 0.00% - 5.25%; 11/15/2023 - 08/15/2051)	4.56%	03/01/2023	1,500,190,000	1,500,000,000

Goldman Sachs & Co., joint agreement dated 02/28/2023, aggregate maturing value of $1,295,098,924 (collateralized by U.S. Treasury obligations valued at $1,320,900,062; 0.00% - 5.38%; 03/02/2023 - 08/15/2052)	2.75%	03/01/2023	450,034,375	450,000,000

ING Financial Markets, LLC, term agreement dated 02/28/2023, maturing value of $100,088,472 (collateralized by U.S. Treasury obligations valued at $102,000,049; 0.00% - 4.50%; 06/15/2023 - 11/15/2050)(d)	4.55%	03/07/2023	100,088,472	100,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/22/2023, aggregate maturing value of $350,316,644 (collateralized by U.S. Treasury obligations valued at $359,869,294; 0.00%; 08/15/2027 - 08/15/2046)(d)	4.57%	03/01/2023	100,088,861	100,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $1,802,662,944 (collateralized by U.S. Treasury obligations valued at $1,838,431,196; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(d)	4.57%	03/01/2023	672,959,969	672,362,500

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/22/2023, maturing value of $100,088,569 (collateralized by U.S. Treasury obligations valued at $102,012,845; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	4.56%	03/01/2023	100,088,569	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2023, maturing value of $896,209,130 (collateralized by U.S. Treasury obligations valued at $912,399,598; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	4.56%	03/01/2023	896,209,130	896,095,625

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,395; 0.00% - 4.00%; 03/28/2023 - 08/15/2052)(e)	4.55%	03/01/2023	75,009,479	75,000,000

Societe Generale, joint term agreement dated 02/23/2023, aggregate maturing value of $1,001,773,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,026; 0.13% - 4.13%; 05/31/2023 - 08/31/2029)	4.56%	03/09/2023	400,709,333	400,000,000

Standard Chartered Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,128,928; 0.00% - 6.00%; 05/31/2023 - 11/15/2052)	4.55%	03/01/2023	250,031,597	250,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	1,045,775,475	1,045,643,317

Total Repurchase Agreements (Cost $22,489,101,442)				22,489,101,442

TOTAL INVESTMENTS IN SECURITIES-98.80% (Cost $40,683,351,728)				40,683,351,728

OTHER ASSETS LESS LIABILITIES-1.20%				492,409,255

NET ASSETS-100.00%				$41,175,760,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	54.7%

8-30	10.0

31-60	7.0

61-90	7.1

91-180	3.3

181+	17.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-37.65%
U.S. Treasury Bills-23.42%(a)
U.S. Treasury Bills	4.53%	03/21/2023	$827,880	$825,805,701

U.S. Treasury Bills	4.53%-4.56%	03/28/2023	2,450,000	2,441,698,905
U.S. Treasury Bills	4.54%	04/04/2023	2,000,000	1,991,490,553

U.S. Treasury Bills	4.46%	04/06/2023	470,000	467,927,300

U.S. Treasury Bills	4.63%	04/11/2023	2,040,000	2,029,312,660

U.S. Treasury Bills	4.51%	04/18/2023	2,500,000	2,485,199,998

U.S. Treasury Bills	4.61%	04/20/2023	1,200,000	1,192,400,000

U.S. Treasury Bills	4.49%	04/25/2023	1,300,000	1,291,211,460

U.S. Treasury Bills	4.63%	04/27/2023	1,100,000	1,092,031,875

U.S. Treasury Bills	4.65%	05/04/2023	2,000,000	1,983,662,221

U.S. Treasury Bills	4.64%	05/11/2023	1,410,000	1,397,235,975

U.S. Treasury Bills	4.69%	05/30/2023	445,000	439,860,249

U.S. Treasury Bills	4.70%	06/06/2023	1,100,000	1,086,292,014

U.S. Treasury Bills	4.12%-4.52%	10/05/2023	240,000	233,818,882

U.S. Treasury Bills	4.78%	11/30/2023	45,000	43,439,912

U.S. Treasury Bills	4.68%	01/25/2024	1,200,000	1,150,829,997

				20,152,217,702

U.S. Treasury Floating Rate Notes-14.23%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	10/31/2023	431,679	431,694,009

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	4.79%	01/31/2024	180,000	179,971,503

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	4.73%	04/30/2024	3,564,000	3,561,449,655

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	3,323,400	3,321,978,999

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	3,834,800	3,830,307,536

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	915,000	915,650,639

				12,241,052,341

Total U.S. Treasury Securities (Cost $32,393,270,043)				32,393,270,043

U.S. Government Sponsored Agency Securities-5.75%
Federal Farm Credit Bank (FFCB)-3.37%
Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.57%	06/12/2023	75,000	75,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	07/07/2023	143,000	143,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/08/2023	155,000	155,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/18/2023	21,500	21,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/27/2023	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	12/15/2023	24,500	24,499,020

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.61%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	02/05/2024	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	02/20/2024	$80,000	$80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	03/15/2024	431,000	431,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	03/18/2024	445,000	445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/24/2024	62,000	62,000,000

				2,898,499,020

Federal Home Loan Bank (FHLB)-2.18%(a)
Federal Home Loan Bank	4.81%	07/14/2023	800,000	785,899,999

Federal Home Loan Bank	5.01%	01/12/2024	213,000	204,015,956

Federal Home Loan Bank	5.02%	02/09/2024	926,000	883,581,484

				1,873,497,439

U.S. International Development Finance Corp. (DFC)-0.20%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	06/15/2025	12,000	12,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.46%	07/15/2025	13,056	13,055,558

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2025	2,895	2,894,737

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.65%	09/15/2026	6,250	6,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2026	3,750	3,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.46%	09/30/2027	10,364	10,363,637

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	02/15/2028	11,111	11,111,111

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	11/15/2028	52,273	52,272,728

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	05/15/2030	6,734	6,734,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	10/15/2030	6,889	6,888,889

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.47%	07/09/2026	17,850	17,850,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	03/15/2030	32,625	32,625,000

				175,795,660

Total U.S. Government Sponsored Agency Securities (Cost $4,947,792,119)				4,947,792,119

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-43.40% (Cost $37,341,062,162)				37,341,062,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements-56.68%(d)
Bank of Nova Scotia, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 0.00% - 4.38%; 03/16/2023 - 02/15/2050)	4.55%	03/01/2023	$924,801,150	$924,684,280

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $1,195,151,035 (collateralized by agency mortgage-backed securities valued at $1,218,900,000; 1.81% - 6.50%; 10/25/2031 - 09/20/2072)	4.55%	03/01/2023	735,092,896	735,000,000

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $600,066,667 (collateralized by U.S. Treasury obligations valued at $612,000,086; 0.13% - 1.13%; 01/15/2024 - 01/15/2033)	4.00%	03/01/2023	400,044,444	400,000,000

CIBC World Markets Corp., joint term agreement dated 02/16/2023, aggregate maturing value of $501,583,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,130; 1.50% - 8.50%; 01/01/2024 - 03/01/2053)(e)	4.56%	03/13/2023	300,950,000	300,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023, aggregate maturing value of $3,002,654,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,083; 0.13% - 1.13%; 07/15/2023 - 01/15/2033)(e)	4.55%	03/01/2023	1,000,884,722	1,000,000,000

Federal Reserve Bank of New York, joint agreement dated 02/28/2023, aggregate maturing value of $50,006,319,444 (collateralized by U.S. Treasury obligations valued at $50,006,319,596; 0.25% - 4.50%; 10/31/2023 - 08/15/2039)	4.55%	03/01/2023	32,704,132,917	32,700,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $300,035,833 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.88% - 4.84%; 07/31/2023 - 02/15/2032)	4.30%	03/01/2023	200,023,889	200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $4,000,505,556 (collateralized by U.S. Treasury obligations valued at $4,080,000,087; 0.00% - 4.38%; 06/13/2023 - 02/15/2048)	4.55%	03/01/2023	2,500,315,972	2,500,000,000

Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,065; 1.88% - 2.88%; 05/15/2051 - 05/15/2052)	4.55%	03/01/2023	100,012,639	100,000,000

Goldman Sachs & Co., agreement dated 02/28/2023, maturing value of $1,500,190,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.00% - 6.25%; 03/23/2023 - 02/15/2048)	4.56%	03/01/2023	1,500,190,000	1,500,000,000

Goldman Sachs & Co., joint agreement dated 02/28/2023, aggregate maturing value of $1,295,098,924 (collateralized by U.S. Treasury obligations valued at $1,320,900,062; 0.00% - 5.38%; 03/02/2023 - 08/15/2052)	2.75%	03/01/2023	845,064,549	845,000,000

ING Financial Markets, LLC, joint term agreement dated 02/02/2023, aggregate maturing value of $251,551,667 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.00% - 6.50%; 08/01/2028 - 02/01/2053)	4.56%	03/23/2023	85,527,567	85,000,000

ING Financial Markets, LLC, term agreement dated 02/02/2023, maturing value of $301,862,000 (collateralized by agency mortgage-backed securities valued at $306,000,000; 2.00% - 6.00%; 11/01/2029 - 02/01/2053)	4.56%	03/23/2023	301,862,000	300,000,000

ING Financial Markets, LLC, term agreement dated 02/02/2023, maturing value of $503,103,333 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 7.00%; 03/01/2028 - 01/01/2057)	4.56%	03/23/2023	503,103,333	500,000,000

ING Financial Markets, LLC, term agreement dated 02/13/2023, maturing value of $251,205,972 (collateralized by agency mortgage-backed securities and a U.S. Treasury obligation valued at $255,000,070; 2.00% - 5.50%; 06/01/2047 - 01/01/2053)	4.57%	03/23/2023	251,205,972	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 02/27/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.38% - 7.50%; 09/01/2025 - 08/01/2056)(f)	4.57%	03/01/2023	$785,199,303	$785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/22/2023, aggregate maturing value of $350,316,644 (collateralized by U.S. Treasury obligations valued at $359,869,294; 0.00%; 08/15/2027 - 08/15/2046)(e)	4.57%	03/01/2023	170,152,002	170,000,937

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $1,802,662,944 (collateralized by U.S. Treasury obligations valued at $1,838,431,196; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(e)	4.57%	03/01/2023	952,908,513	952,062,500

Prudential Insurance Co. of America, agreement dated 02/28/2023, maturing value of $144,194,512 (collateralized by U.S. Treasury obligations valued at $146,949,280; 0.00%; 05/15/2037 - 08/15/2042)	4.56%	03/01/2023	144,194,512	144,176,250

RBC Dominion Securities Inc., joint term agreement dated 02/02/2023, aggregate maturing value of $2,767,068,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,805,000,000; 0.13% - 5.50%; 03/31/2023 - 02/20/2053)(e)	4.56%	03/23/2023	1,076,641,133	1,070,000,000

Royal Bank of Canada, term agreement dated 02/02/2023, maturing value of $1,006,206,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,039; 0.00% - 6.50%; 12/31/2025 - 02/01/2053)(e)	4.56%	03/23/2023	1,006,206,667	1,000,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,395; 0.00% - 4.00%; 03/28/2023 - 08/15/2052)(f)	4.55%	03/01/2023	100,012,639	100,000,000

Societe Generale, joint term agreement dated 02/23/2023, aggregate maturing value of $1,001,773,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,026; 0.13% - 4.13%; 05/31/2023 - 08/31/2029)	4.56%	03/09/2023	375,665,000	375,000,000

Standard Chartered Bank, agreement dated 02/28/2023, maturing value of $150,018,958 (collateralized by agency mortgage-backed securities valued at $153,019,338; 3.00% - 4.50%; 07/20/2049 - 10/20/2052)	4.55%	03/01/2023	150,018,958	150,000,000

Standard Chartered Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,128,928; 0.00% - 6.00%; 05/31/2023 - 11/15/2052)	4.55%	03/01/2023	750,094,792	750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	702,085,622	701,996,897

TD Securities (USA) LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $350,309,993 (collateralized by agency mortgage-backed securities valued at $357,000,000; 2.00% - 4.00%; 05/01/2041 - 05/01/2052)(e)	4.56%	03/01/2023	220,194,853	220,000,000

Total Repurchase Agreements (Cost $48,757,920,864)				48,757,920,864

TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $86,098,983,026)				86,098,983,026

OTHER ASSETS LESS LIABILITIES-(0.08)%				(64,740,455)

NET ASSETS-100.00%				$86,034,242,571

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate

VRD   -Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	56.1%

8-30	5.2

31-60	11.4

61-90	4.5

91-180	2.4

181+	20.4

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-100.83%
U.S. Treasury Bills-85.74%(a)
U.S. Treasury Bills	4.33%	03/02/2023	$20,000	$19,997,620

U.S. Treasury Bills	4.34%-4.51%	03/07/2023	110,700	110,618,265

U.S. Treasury Bills	4.32%-4.48%	03/09/2023	9,700	9,690,542

U.S. Treasury Bills	4.49%-4.54%	03/14/2023	86,700	86,559,909

U.S. Treasury Bills	4.53%-4.55%	03/21/2023	135,900	135,559,358

U.S. Treasury Bills	4.53%-4.56%	03/28/2023	72,500	72,253,676

U.S. Treasury Bills	4.40%	03/30/2023	51,000	50,821,288

U.S. Treasury Bills	4.50%-4.55%	04/04/2023	111,200	110,727,059

U.S. Treasury Bills	4.46%	04/06/2023	50,000	49,779,500

U.S. Treasury Bills	4.46%-4.63%	04/11/2023	80,000	79,587,722

U.S. Treasury Bills	4.61%	04/13/2023	22,150	22,029,356

U.S. Treasury Bills	4.68%	04/18/2023	41,000	40,745,800

U.S. Treasury Bills	4.69%	04/25/2023	65,000	64,537,603

U.S. Treasury Bills	4.65%	05/04/2023	60,000	59,509,867

U.S. Treasury Bills	4.64%	05/09/2023	16,000	15,859,853

U.S. Treasury Bills	4.64%	05/11/2023	40,000	39,637,900

U.S. Treasury Bills	4.74%	05/18/2023	26,000	25,736,360

U.S. Treasury Bills	4.78%	05/25/2023	20,000	19,777,111

U.S. Treasury Bills	4.75%	06/01/2023	10,000	9,879,931

U.S. Treasury Bills	4.70%	06/06/2023	35,000	34,563,837

U.S. Treasury Bills	4.64%	06/08/2023	15,000	14,812,931

U.S. Treasury Bills	4.77%	06/13/2023	33,000	32,551,933

U.S. Treasury Bills	3.01%	07/13/2023	6,000	5,934,764

U.S. Treasury Bills	4.80%	07/20/2023	10,000	9,816,504

U.S. Treasury Bills	4.12%	10/05/2023	6,000	5,856,302

U.S. Treasury Bills	4.68%-4.86%	01/25/2024	27,500	26,364,091

				1,153,209,082

U.S. Treasury Floating Rate Notes-14.16%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	4.84%	04/30/2023	19,000	19,000,127

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	4.84%	07/31/2023	17,500	17,500,177

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	10/31/2023	30,000	30,000,345

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	4.79%	01/31/2024	8,000	7,998,734

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	4.73%	04/30/2024	25,500	25,482,209

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	32,000	31,984,058

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	49,000	48,958,037

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	9,500	9,506,755

				190,430,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-0.93%
TOTAL INVESTMENTS IN SECURITIES-100.83% (Cost $1,356,189,593)				1,356,189,593

OTHER ASSETS LESS LIABILITIES-(0.83)%				(11,125,964)

NET ASSETS-100.00%				$1,345,063,629

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	9.6%

8-30	26.1

31-60	27.0

61-90	13.3

91-180	9.3

181+	14.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-94.08%
Alabama-3.55%
Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America, N.A.)(a)(b)(c)	2.14%	05/01/2041	$3,240	$3,240,000

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(b)(c)(d)	2.25%	07/01/2040	4,910	4,910,000

				8,150,000

Arizona-2.72%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC - Bank of America, N.A.)(b)(c)	1.40%	01/01/2046	6,250	6,250,000

California-0.87%
Los Angeles County Capital Asset Leasing Corp.; Series B, Commercial Paper Notes	2.00%	03/01/2023	2,000	2,000,000

Connecticut-2.47%
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2017 A, Ref. VRD RB(b)	2.20%	07/01/2042	5,660	5,660,000

Delaware-0.95%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.21%	05/01/2036	2,180	2,180,000

District of Columbia-3.29%
District of Columbia; Series 2022 A, Commercial Paper Notes(d)	2.43%	03/15/2023	3,000	3,000,000

District of Columbia (Georgetown University);
Series 2007 C-2, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.19%	04/01/2041	1,200	1,200,000

Series 2009 C, Ref. VRD RB (LOC - Bank of Tokyo Mitsubishi UFJ)(b)(c)(d)	2.19%	04/01/2042	3,350	3,350,000

				7,550,000

Florida-4.09%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	2.25%	06/01/2048	2,485	2,485,000

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.11%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.23%	07/01/2032	4,175	4,175,000

				9,385,000

Georgia-4.54%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.21%	11/01/2030	1,450	1,450,000

Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2022 B, VRD RB (SIFMA Municipal Swap Index + 0.03%)(b)	2.00%	09/01/2052	8,975	8,975,000

				10,425,000

Idaho-0.44%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2018 C, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.40%	03/01/2048	1,000	1,000,000

Illinois-7.33%
Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	2.21%	10/01/2033	2,625	2,625,000

Illinois (State of) Educational Facilities Authority (Augustana College); Series 2003 B, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.24%	10/01/2032	1,600	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.15%	01/01/2037	$2,800	$2,800,000

Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-2, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.50%	08/01/2043	1,000	1,000,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.45%	06/01/2034	2,960	2,960,000

Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD RB (LOC - FHLMC)(b)(c)	2.17%	01/01/2041	4,835	4,835,000

University of Illinois (Illinois Health Services); Series 1997 B, VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	2.50%	10/01/2026	1,000	1,000,000

				16,820,000

Indiana-3.31%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	2.28%	08/01/2037	4,950	4,950,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 C, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.05%	11/01/2039	2,635	2,635,000

				7,585,000

Iowa-2.18%
Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB (LOC - Korea Devlopment Bank)(a)(b)(c)(d)	2.24%	12/01/2041	5,000	5,000,000

Kentucky-1.61%
Boyle (County of), KY (Centre College); Series 2008 A, Ref. VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.20%	06/01/2037	3,700	3,700,000

Louisiana-3.79%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	2.50%	09/01/2033	1,000	1,000,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	2.45%	07/01/2047	6,605	6,605,000

Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	2.10%	07/01/2047	1,100	1,100,000

				8,705,000

Maryland-2.10%
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.45%	07/01/2041	4,810	4,810,000

Massachusetts-2.51%
Massachusetts (Commonwealth of) Development Finance Agency (Boston University);
Series 2008 U-6C, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.35%	10/01/2042	700	700,000

Series 2008 U-6E, Ref. VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.35%	10/01/2042	5,050	5,050,000

				5,750,000

Minnesota-3.12%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	2.29%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	2.20%	11/01/2035	3,600	3,600,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	2.20%	10/01/2033	2,385	2,385,000

				7,160,000

Mississippi-3.97%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(b)	1.40%	06/01/2023	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi-(continued)
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 E, VRD IDR(b)	2.04%	12/01/2030	$4,000	$4,000,000

Series 2010 C, VRD IDR(b)	1.40%	11/01/2035	595	595,000

Series 2010 J, VRD IDR(b)	1.38%	11/01/2035	1,000	1,000,000

Series 2010 C, VRD IDR(b)	1.40%	11/01/2035	3,320	3,320,000

				9,115,000

Missouri-2.29%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	2.23%	11/01/2037	1,175	1,175,000

Kansas City (City of), MO (H Roe Bartle Convention Center);
Series 2008 F, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.24%	04/15/2025	1,915	1,915,000

Series 2008 E, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.24%	04/15/2034	900	900,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	2.38%	08/01/2038	1,260	1,260,000

				5,250,000

New York-5.36%
Metropolitan Transportation Authority;
Subseries 2012 G-1, VRD RB (LOC - Barclays Bank PLC)(b)(c)(d)	1.35%	11/01/2032	3,800	3,800,000

Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.20%	11/15/2046	4,510	4,510,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(b)(c)(d)	2.40%	05/01/2039	4,000	4,000,000

				12,310,000

North Carolina-5.63%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(b)	1.40%	01/15/2048	2,500	2,500,000

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(b)	1.40%	01/15/2037	4,000	4,000,000

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	2.20%	06/01/2027	6,425	6,425,000

				12,925,000

Ohio-1.73%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	2.20%	08/02/2038	2,650	2,650,000

Ohio State University (The); Series 2014 B-1, VRD RB(b)	2.41%	12/01/2039	1,310	1,310,000

				3,960,000

Oregon-0.49%
Oregon (State of) Department of Transportation; Series A-2, Commercial Paper Notes(d)	2.80%	03/21/2023	1,000	1,000,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2018 A, Ref. VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.40%	08/01/2034	125	125,000

				1,125,000

Pennsylvania-1.74%
Philadelphia (City of), PA; Series A, Commercial Paper Notes(d)	2.55%	03/23/2023	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-17.41%
Board of Regents of the University of Texas System;
Series 2008 B, VRD RB(b)	2.15%	08/01/2025	$1,115	$1,115,000

Series 2008 A, VRD RB(b)	2.10%	07/01/2037	2,425	2,425,000

Series A, Commercial Paper Notes	3.20%	03/03/2023	2,500	2,500,000

Garland (City of), TX; Series 2021, Commercial Paper Notes(d)	2.60%	03/01/2023	5,000	5,000,000

Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(b)	1.40%	11/01/2041	6,450	6,450,000

Harris County Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, Ref. VRD RB(b)	1.45%	12/01/2041	4,185	4,185,000

Houston (City of), TX; Series H-2, Commercial Paper Notes	2.85%	03/09/2023	7,000	7,000,000

Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil); Series 2011, VRD RB(b)	1.36%	11/01/2051	3,182	3,182,000

Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas); Series 2008 A, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.45%	10/01/2041	1,480	1,480,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	2.29%	05/01/2042	3,020	3,020,000

Texas A&M University; Series B, Commercial Paper Notes	3.25%	04/05/2023	3,600	3,600,000

				39,957,000

Virginia-1.00%
Loudoun (County of), VA Economic Development Authority (Jack Kent Cooke Foundation); Series 2004, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.25%	06/01/2034	2,300	2,300,000

Washington-1.32%
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	2.21%	11/01/2047	3,025	3,025,000

West Virginia-2.92%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America, N.A.)(b)(c)	2.19%	07/01/2039	745	745,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Truist Bank)(b)(c)	2.32%	01/01/2034	5,945	5,945,000

				6,690,000

Wisconsin-1.35%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	2.22%	10/01/2042	3,090	3,090,000

TOTAL INVESTMENTS IN SECURITIES(e)(f) -94.08% (Cost $215,877,000)				215,877,000

OTHER ASSETS LESS LIABILITIES-5.92%				13,576,124

NET ASSETS-100.00%				$229,453,124

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $8,240,000, which represented 3.59% of the Fund’s Net Assets.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada 8.3%; United Kingdom 6.9%; Japan 6.1%; Other countries less than 5% each: 4.3%.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

TD Bank, N.A.	5.6%

Northern Trust Co. (The)	5.6

PNC Bank, N.A.	5.3

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	91.8%

8-30	6.6

31-60	1.6

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,441,448,359	$133,116,900	$18,194,250,286	$37,341,062,162	$1,356,189,593	$215,877,000

Repurchase agreements, at value and cost	391,668,085	101,000,000	22,489,101,442	48,757,920,864	-	-

Cash	19,375	-	710,756	983,579	78,638	35,079

Receivable for:
Investments sold	-	-	548,668,115	-	-	13,075,000

Fund shares sold	-	87,000	16,852,266	7,476,439	-	-

Interest	1,964,115	173,966	27,561,801	86,121,462	738,940	648,615

Fund expenses absorbed	37,313	32,400	1,744,510	-	54,458	65,326

Investment for trustee deferred compensation and retirement plans	2,688,319	708,169	1,620,498	739,975	74,208	244,277

Other assets	6,754	132,348	516,985	1,674,555	1,386	48,339

Total assets	1,837,832,320	235,250,783	41,281,026,659	86,195,979,036	1,357,137,223	229,993,636

Liabilities:
Payable for:
Investments purchased	-	-	-	-	9,879,931	-

Fund shares reacquired	-	176,816	3,090,287	4,269,464	-	6,500

Amount due custodian	-	2,848	-	-	-	-

Dividends	5,633,256	390,246	92,186,592	145,385,932	1,852,280	174,016

Accrued fees to affiliates	290,525	44,449	7,871,710	11,084,004	238,921	65,704

Accrued trustees’ and officers’ fees and benefits	4,481	2,926	36,205	77,012	3,868	2,679

Accrued operating expenses	47,662	21,439	243,679	-	13,029	31,340

Trustee deferred compensation and retirement plans	2,877,269	753,601	1,837,203	920,053	85,565	260,273

Total liabilities	8,853,193	1,392,325	105,265,676	161,736,465	12,073,594	540,512

Net assets applicable to shares outstanding	$1,828,979,127	$233,858,458	$41,175,760,983	$86,034,242,571	$1,345,063,629	$229,453,124

Net assets consist of:
Shares of beneficial interest	$1,831,354,980	$234,441,720	$41,178,125,062	$86,059,942,124	$1,345,271,837	$229,672,837

Distributable earnings (loss)	(2,375,853)	(583,262)	(2,364,079)	(25,699,553)	(208,208)	(219,713)

	$1,828,979,127	$233,858,458	$41,175,760,983	$86,034,242,571	$1,345,063,629	$229,453,124

Net Assets:
Institutional Class	$1,819,669,256	$232,387,514	$35,450,224,348	$71,325,123,345	$1,268,187,565	$193,805,989

Private Investment Class	$1,042,790	$332,161	$618,415,066	$742,331,579	$16,661,216	$25,307,654

Personal Investment Class	$10,252	$92,946	$388,631,121	$33,381,231	$11,961,557	$396,032

Cash Management Class	$1,676,277	$467,280	$240,742,041	$625,170,630	$80,071	$3,493,634

Reserve Class	$171,670	$71,322	$658,815,411	$512,205,911	$44,802,872	$5,703,646

Resource Class	$249,687	$394	$76,755,901	$196,305,722	$115,395	$735,736

Corporate Class	$6,059,212	$506,841	$1,887,842,566	$1,565,745,767	$3,254,953	$10,433

CAVU Securities Class	$99,983	$-	$1,854,334,529	$11,033,978,386	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2023

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	1,819,297,797	232,378,976	35,450,012,600	71,346,337,427	1,268,330,132	193,784,100

Private Investment Class	1,042,580	332,149	618,409,608	742,552,280	16,663,105	25,304,973

Personal Investment Class	10,250	92,942	388,629,737	33,391,145	11,962,914	395,994

Cash Management Class	1,675,941	467,263	240,741,915	625,356,709	80,079	3,493,246

Reserve Class	171,636	71,319	658,813,165	512,358,049	44,807,951	5,703,138

Resource Class	249,638	394	76,755,057	196,364,021	115,408	735,656

Corporate Class	6,057,994	506,822	1,887,836,389	1,566,211,620	3,255,321	10,432

CAVU Securities Class	99,963	-	1,854,316,343	11,037,257,584	-	-

Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$1,833,286,676	$234,120,176	$40,683,351,728	$86,098,983,026	$1,356,189,593	$215,877,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Investment income:
Interest	$33,876,133	$7,151,703	$708,212,871	$1,395,214,104	$25,472,569	$3,310,770

Expenses:
Advisory fees	1,298,945	287,417	26,911,965	36,209,920	863,058	269,431

Administrative services fees	376,482	88,649	8,043,255	16,157,749	308,915	62,708

Custodian fees	11,976	12,085	712,043	51,850	57,453	2,117

Distribution fees:
Private Investment Class	1,566	537	667,061	972,135	19,594	29,618

Personal Investment Class	27	251	1,134,089	90,606	32,317	2,915

Cash Management Class	681	174	119,391	317,403	31	1,369

Reserve Class	745	305	4,165,559	2,604,658	212,296	45,602

Resource Class	246	-	51,160	138,138	158	601

Corporate Class	245	34	191,872	167,327	1,056	2

Transfer agent fees	77,937	17,245	1,614,718	3,258,893	60,939	12,124

Trustees’ and officers’ fees and benefits	12,531	8,729	92,223	203,275	10,879	8,118

Registration and filing fees	54,047	56,974	978,820	2,003,579	47,828	62,326

Reports to shareholders	-	-	-	-	-	1,005

Professional services fees	23,255	19,395	67,575	22,179	21,273	19,076

Other	46,174	27,959	142,190	112,996	29,592	11,719

Total expenses	1,904,857	519,754	44,891,921	62,310,708	1,665,389	528,731

Less: Fees waived and expenses reimbursed	(342,612)	(173,553)	(6,268,478)	(84,156)	(181,160)	(179,196)

Net expenses	1,562,245	346,201	38,623,443	62,226,552	1,484,229	349,535

Net investment income	32,313,888	6,805,502	669,589,428	1,332,987,552	23,988,340	2,961,235

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	4,162	158	2,730,256	2,283,446	(30,165)	-

Change in net unrealized appreciation of unaffiliated investment securities	73,684	2,084	-	-	-	-

Net realized and unrealized gain (loss)	77,846	2,242	2,730,256	2,283,446	(30,165)	-

Net increase in net assets resulting from operations	$32,391,734	$6,807,744	$672,319,684	$1,335,270,998	$23,958,175	$2,961,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:
Net investment income	$32,313,888	$9,991,934	$6,805,502	$1,826,985

Net realized gain	4,162	3,959	158	624

Change in net unrealized appreciation (depreciation)	73,684	(406,836)	2,084	(5,126)

Net increase in net assets resulting from operations	32,391,734	9,589,057	6,807,744	1,822,483

Distributions to shareholders from distributable earnings:
Institutional Class	(32,218,847)	(9,973,378)	(6,784,760)	(1,657,807)

Private Investment Class	(17,996)	(6,754)	(5,822)	(1,550)

Personal Investment Class	(164)	(32)	(1,411)	(240)

Cash Management Class	(31,264)	(9,759)	(7,918)	(1,672)

Reserve Class	(2,462)	(378)	(971)	(130)

Resource Class	(4,383)	(1,017)	(8)	(3)

Corporate Class	(36,909)	(112)	(4,612)	(95)

CAVU Securities Class	(1,863)	(504)	-	-

Total distributions from distributable earnings	(32,313,888)	(9,991,934)	(6,805,502)	(1,661,497)

Return of capital:
Institutional Class	-	-	-	(165,120)

Private Investment Class	-	-	-	(154)

Personal Investment Class	-	-	-	(24)

Cash Management Class	-	-	-	(167)

Reserve Class	-	-	-	(13)

Resource Class	-	-	-	(1)

Corporate Class	-	-	-	(9)

Total return of capital	-	-	-	(165,488)

Total distributions	(32,313,888)	(9,991,934)	(6,805,502)	(1,826,985)

Share transactions-net:
Institutional Class	77,909,713	(614,280,688)	(90,087,288)	100,759,349

Private Investment Class	(30,196)	(1,818,407)	(125,154)	(147,861)

Personal Investment Class	4	-	1,540	(1,448)

Cash Management Class	(43,963)	(1,201,217)	98,248	(127,021)

Reserve Class	(3,343)	(40,550)	1,057	(16,775)

Resource Class	1,735	(114,240)	8	1

Corporate Class	6,036,928	(354)	485,652	64

CAVU Securities Class	-	1	-	-

Net increase (decrease) in net assets resulting from share transactions	83,870,878	(617,455,455)	(89,625,937)	100,466,309

Net increase (decrease) in net assets	83,948,724	(617,858,332)	(89,623,695)	100,461,807

Net assets:
Beginning of period	1,745,030,403	2,362,888,735	323,482,153	223,020,346

End of period	$1,828,979,127	$1,745,030,403	$233,858,458	$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:
Net investment income	$669,589,428	$96,074,616	$1,332,987,552	$325,968,052

Net realized gain (loss)	2,730,256	(3,886,562)	2,283,446	(28,543,577)

Net increase in net assets resulting from operations	672,319,684	92,188,054	1,335,270,998	297,424,475

Distributions to shareholders from distributable earnings:
Institutional Class	(581,902,260)	(85,408,911)	(1,124,090,481)	(295,190,284)

Private Investment Class	(7,645,428)	(1,268,453)	(10,946,131)	(2,186,097)

Personal Investment Class	(6,320,398)	(1,167,413)	(501,718)	(110,536)

Cash Management Class	(5,107,835)	(1,843,731)	(13,622,487)	(3,324,668)

Reserve Class	(12,607,423)	(2,122,002)	(8,266,117)	(1,225,131)

Resource Class	(1,108,827)	(267,315)	(3,057,626)	(863,585)

Corporate Class	(25,353,351)	(1,170,294)	(21,689,739)	(2,699,107)

CAVU Securities Class	(29,543,906)	(2,826,497)	(150,813,253)	(20,368,644)

Total distributions from distributable earnings	(669,589,428)	(96,074,616)	(1,332,987,552)	(325,968,052)

Share transactions-net:
Institutional Class	14,027,316,395	4,330,861,644	10,156,276,156	11,726,491,208

Private Investment Class	236,582,670	78,001,581	164,377,949	72,215,877

Personal Investment Class	(192,259,153)	315,801,181	(5,957,939)	29,989,058

Cash Management Class	(154,069,233)	(57,379,422)	(517,510,396)	394,921,370

Reserve Class	(328,669,854)	119,769,440	(86,634,703)	190,502,067

Resource Class	(642,242)	24,190,011	61,306,446	17,158,805

Corporate Class	1,413,797,274	207,510,470	1,023,377,300	(539,261,258)

CAVU Securities Class	1,297,043,776	10,231,626	6,183,737,346	3,411,670,557

Net increase in net assets resulting from share transactions	16,299,099,633	5,028,986,531	16,978,972,159	15,303,687,684

Net increase in net assets	16,301,829,889	5,025,099,969	16,981,255,605	15,275,144,107

Net assets:
Beginning of period	24,873,931,094	19,848,831,125	69,052,986,966	53,777,842,859

End of period	$41,175,760,983	$24,873,931,094	$86,034,242,571	$69,052,986,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:
Net investment income	$23,988,340	$4,933,278	$2,961,235	$629,361

Net realized gain (loss)	(30,165)	(129,607)	-	-

Net increase in net assets resulting from operations	23,958,175	4,803,671	2,961,235	629,361

Distributions to shareholders from distributable earnings:
Institutional Class	(22,764,739)	(4,768,439)	(2,597,193)	(576,238)

Private Investment Class	(259,555)	(48,742)	(243,504)	(26,690)

Personal Investment Class	(173,656)	(29,749)	(7,751)	(2,178)

Cash Management Class	(1,358)	(319)	(37,135)	(11,012)

Reserve Class	(660,979)	(71,516)	(67,697)	(10,273)

Resource Class	(3,661)	(360)	(7,815)	(2,938)

Corporate Class	(124,392)	(14,153)	(140)	(32)

Total distributions from distributable earnings	(23,988,340)	(4,933,278)	(2,961,235)	(629,361)

Share transactions-net:
Institutional Class	166,084,398	38,941,402	(2,953,360)	78,490,605

Private Investment Class	2,096,826	(78,490)	10,542,278	5,209,668

Personal Investment Class	(757,179)	8,907,420	(1,414,442)	133,658

Cash Management Class	1,491	(174,408)	(250,931)	(851,665)

Reserve Class	2,655,507	(32,341,061)	(9,080,916)	(1,439,232)

Resource Class	17,103	198	(24,302)	(716,611)

Corporate Class	(86,382)	(1,691,615)	136	19

Net increase (decrease) in net assets resulting from share transactions	170,011,764	13,563,446	(3,181,537)	80,826,442

Net increase (decrease) in net assets	169,981,599	13,433,839	(3,181,537)	80,826,442

Net assets:
Beginning of period	1,175,082,030	1,161,648,191	232,634,661	151,808,219

End of period	$1,345,063,629	$1,175,082,030	$229,453,124	$232,634,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Cash Management Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/23	$1.0002	$0.0181	$0.0001	$0.0182	$(0.0182)	$-	$-	$(0.0182)	$1.0002	1.84%	$1,676	0.26	%(c)	0.30	%(c)	3.65	%(c)
Year ended 08/31/22	1.0004	0.0044	(0.0000)	0.0044	(0.0046)	-	-	(0.0046)	1.0002	0.45	1,720	0.21		0.30		0.45
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	2,922	0.20		0.30		0.02
Year ended 08/31/20	1.0004	0.0118	(0.0006)	0.0112	(0.0110)	-	-	(0.0110)	1.0006	1.12	2,947	0.26		0.30		1.18
Year ended 08/31/19	1.0004	0.0229	(0.0000)	0.0229	(0.0229)	-	-	(0.0229)	1.0004	2.31	9,288	0.26		0.30		2.29
Year ended 08/31/18	1.0002	0.0165	(0.0011)	0.0154	(0.0152)	-	-	(0.0152)	1.0004	1.55	6,181	0.26		0.31		1.65
Invesco STIC Prime Portfolio
Six months ended 02/28/23	1.0000	0.0172	0.0004	0.0176	(0.0176)	-	-	(0.0176)	1.0000	1.78	467	0.26	(c)	0.35	(c)	3.47	(c)
Year ended 08/31/22	1.0000	0.0046	(0.0000)	0.0046	(0.0042)	-	(0.0004)	(0.0046)	1.0000	0.47	369	0.19		0.36		0.57
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	496	0.13		0.38		0.01
Year ended 08/31/20	1.0001	0.0110	(0.0013)	0.0097	(0.0098)	-	-	(0.0098)	1.0000	0.99	504	0.25		0.34		1.09
Year ended 08/31/19	1.0001	0.0218	0.0001	0.0219	(0.0219)	-	-	(0.0219)	1.0001	2.21	600	0.26		0.33		2.18
Year ended 08/31/18	1.0000	0.0147	(0.0002)	0.0145	(0.0144)	-	-	(0.0144)	1.0001	1.46	779	0.26		0.35		1.47
Invesco Treasury Portfolio
Six months ended 02/28/23	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.77	240,742	0.26	(c)	0.29	(c)	3.69	(c)
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.42	394,772	0.16		0.29		0.44
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	452,222	0.10		0.29		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.84	371,958	0.26		0.29		0.78
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.12	396,685	0.26		0.29		2.10
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.29	446,756	0.26		0.28		1.29
Invesco Government & Agency Portfolio
Six months ended 02/28/23	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.78	625,171	0.24	(c)	0.24	(c)	3.61	(c)
Year ended 08/31/22	1.00	0.01	(0.01)	0.00	(0.00)	-	-	(0.00)	1.00	0.47	1,142,406	0.15		0.24		0.50
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	747,956	0.08		0.24		0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.87	431,476	0.23		0.23		0.77
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.14	365,003	0.24		0.24		2.12
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.30	333,349	0.23		0.23		1.27
Invesco Treasury Obligations Portfolio
Six months ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	1.73	80	0.26	(c)	0.29	(c)	3.50	(c)
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.40	79	0.16		0.29		0.43
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	253	0.10		0.29		0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.87	341	0.26		0.28		0.76
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.10	1,894	0.26		0.29		2.07
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.27	3,165	0.26		0.29		1.26
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/23	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	1.08	3,494	0.28	(c)	0.41	(c)	2.18	(c)
Year ended 08/31/22	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.28	3,745	0.18		0.45		0.35
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.01	4,597	0.07		0.48		0.01
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	0.70	5,490	0.26		0.42		0.69
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	1.31	27,298	0.28		0.43		1.30
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.93	31,885	0.28		0.46		0.93

(a) Calculated using average shares outstanding.

(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(c) Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

    The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

    Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

    Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

32	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

    The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

    Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to

33	Short-Term Investments Trust

increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

    The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

    Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

    There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

    For the six months ended February 28, 2023, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

34	Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	-

    The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

    In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

    For the six months ended February 28, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$342,612

Invesco STIC Prime Portfolio	173,553

Invesco Treasury Portfolio	6,268,478

Invesco Government & Agency Portfolio	84,156

Invesco Treasury Obligations Portfolio	181,160

Invesco Tax-Free Cash Reserve Portfolio	179,196

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

    Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

    The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods,

35	Short-Term Investments Trust

giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of February 28, 2023, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2023, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$-	$15,017,260	$-

Invesco STIC Prime Portfolio	10,011,507	7,808,191	-

Invesco Tax-Free Cash Reserve Portfolio	164,296,012	170,492,689	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

36	Short-Term Investments Trust

The Funds had a capital loss carryforward as of August 31, 2022, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$9,051	$-	$9,051

Invesco Treasury Portfolio	3,918,575	-	3,918,575

Invesco Government & Agency Portfolio	28,544,744	-	28,544,744

Invesco Treasury Obligations Portfolio	132,371	24,258	156,629

Invesco Tax-Free Cash Reserve Portfolio	19,092	-	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2023
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$1,833,286,676	$103,511	$(273,743)	$(170,232)

Invesco STIC Prime Portfolio	234,120,176	546	(3,822)	(3,276)

Invesco Treasury Obligations Portfolio	1,356,198,463	-	(8,870)	(8,870)

*

For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	7,575,148,001	$7,576,878,151	16,021,220,223	$16,021,997,196

Private Investment Class	1,140	1,140	173	173

Cash Management Class	6,118	6,119	1	1

Reserve Class	256	257	7,065	7,068

Resource Class	417	417	-	-

Corporate Class	5,998,343	6,000,042	-	-

CAVU Securities Class	-	-	1	1

Issued as reinvestment of dividends:
Institutional Class	4,247,510	4,248,575	331,500	331,481

Private Investment Class	17,991	17,996	3,597	3,597

Personal Investment Class	4	4	-	-

Cash Management Class	31,256	31,264	5,971	5,971

Reserve Class	2,461	2,461	174	174

Resource Class	4,382	4,383	599	599

Corporate Class	36,900	36,909	70	70

37	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

	Summary of Share Activity
	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount
Reacquired:
Institutional Class	(7,501,501,745)	$(7,503,217,013)	(16,635,655,012)	$(16,636,609,365)

Private Investment Class	(49,320)	(49,332)	(1,822,166)	(1,822,177)

Cash Management Class	(81,322)	(81,346)	(1,207,094)	(1,207,189)

Reserve Class	(6,059)	(6,061)	(47,789)	(47,792)

Resource Class	(3,063)	(3,065)	(114,803)	(114,839)

Corporate Class	(23)	(23)	(425)	(424)

Net increase (decrease) in share activity	83,853,247	$83,870,878	(617,277,915)	$(617,455,455)

(a)	42% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

38	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	911,782,582	$911,783,366	1,898,258,845	$1,898,293,281

Private Investment Class	69,416	69,416	66,475	66,475

Personal Investment Class	129	129	45	45

Cash Management Class	200,511	200,511	47,921	47,925

Reserve Class	87	87	1	1

Resource Class	1	1	-	-

Corporate Class	611,040	611,040	-	-

Issued as reinvestment of dividends:
Institutional Class	5,147,362	5,147,362	718,725	718,729

Private Investment Class	5,822	5,822	961	961

Personal Investment Class	1,411	1,411	131	131

Cash Management Class	4,838	4,838	351	351

Reserve Class	971	971	62	62

Resource Class	8	8	1	1

Corporate Class	4,612	4,612	64	64

Reacquired:
Institutional Class	(1,007,016,975)	(1,007,018,016)	(1,798,225,673)	(1,798,252,661)

Private Investment Class	(200,392)	(200,392)	(215,296)	(215,297)

Personal Investment Class	-	-	(1,624)	(1,624)

Cash Management Class	(107,101)	(107,101)	(175,291)	(175,297)

Reserve Class	(1)	(1)	(16,836)	(16,838)

Resource Class	(1)	(1)	-	-

Corporate Class	(130,000)	(130,000)	-	-

Net increase (decrease) in share activity	(89,625,680)	$(89,625,937)	100,458,862	$100,466,309

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

39	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	145,004,051,458	$145,004,051,458	132,066,034,066	$132,066,034,066

Private Investment Class	693,606,770	693,606,770	1,001,410,898	1,001,410,898

Personal Investment Class	1,065,604,266	1,065,604,266	2,236,178,971	2,236,178,971

Cash Management Class	445,291,553	445,291,553	1,488,319,714	1,488,319,714

Reserve Class	2,136,575,113	2,136,575,113	3,559,612,942	3,559,612,942

Resource Class	154,959,401	154,959,401	215,964,855	215,964,855

Corporate Class	7,067,487,198	7,067,487,198	4,502,000,934	4,502,000,934

CAVU Securities Class	10,117,703,630	10,117,703,630	12,888,063,731	12,888,063,731

Issued as reinvestment of dividends:
Institutional Class	188,438,016	188,438,016	10,223,078	10,223,078

Private Investment Class	4,364,973	4,364,973	184,233	184,233

Personal Investment Class	5,687,699	5,687,699	398,914	398,914

Cash Management Class	5,107,835	5,107,835	1,071,516	1,071,516

Reserve Class	12,607,423	12,607,423	971,014	971,014

Resource Class	1,108,827	1,108,827	130,138	130,138

Corporate Class	9,000,585	9,000,585	261,029	261,029

CAVU Securities Class	17,718,130	17,718,130	1,880	1,880

Reacquired:
Institutional Class	(131,165,173,079)	(131,165,173,079)	(127,745,395,500)	(127,745,395,500)

Private Investment Class	(461,389,073)	(461,389,073)	(923,593,550)	(923,593,550)

Personal Investment Class	(1,263,551,118)	(1,263,551,118)	(1,920,776,704)	(1,920,776,704)

Cash Management Class	(604,468,621)	(604,468,621)	(1,546,770,652)	(1,546,770,652)

Reserve Class	(2,477,852,390)	(2,477,852,390)	(3,440,814,516)	(3,440,814,516)

Resource Class	(156,710,470)	(156,710,470)	(191,904,982)	(191,904,982)

Corporate Class	(5,662,690,509)	(5,662,690,509)	(4,294,751,493)	(4,294,751,493)

CAVU Securities Class	(8,838,377,984)	(8,838,377,984)	(12,877,833,985)	(12,877,833,985)

Net increase in share activity	16,299,099,633	$16,299,099,633	5,028,986,531	$5,028,986,531

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	324,869,749,338	$324,869,749,338	454,339,645,288	$454,339,645,288

Private Investment Class	1,126,644,425	1,126,644,425	1,778,974,054	1,778,974,054

Personal Investment Class	58,898,358	58,898,358	97,861,174	97,861,174

Cash Management Class	414,424,303	414,424,303	1,341,733,532	1,341,733,532

Reserve Class	807,114,011	807,114,011	2,373,222,673	2,373,222,673

Resource Class	826,482,205	826,482,205	1,481,464,937	1,481,464,937

Corporate Class	8,128,163,560	8,128,163,560	10,354,778,887	10,354,778,887

CAVU Securities Class	68,062,764,562	68,062,764,562	77,360,488,467	77,360,488,467

Issued as reinvestment of dividends:
Institutional Class	455,040,015	455,040,015	49,592,996	49,592,996

Private Investment Class	7,769,707	7,769,707	747,946	747,946

Personal Investment Class	501,718	501,718	55,691	55,691

Cash Management Class	3,325,117	3,325,117	463,867	463,867

Reserve Class	8,266,117	8,266,117	542,028	542,028

Resource Class	2,777,506	2,777,506	486,110	486,110

Corporate Class	11,198,615	11,198,615	1,161,309	1,161,309

CAVU Securities Class	99,055,148	99,055,148	7,176,754	7,176,754

Reacquired:
Institutional Class	(315,168,513,197)	(315,168,513,197)	(442,662,747,076)	(442,662,747,076)

Private Investment Class	(970,036,183)	(970,036,183)	(1,707,506,123)	(1,707,506,123)

Personal Investment Class	(65,358,015)	(65,358,015)	(67,927,807)	(67,927,807)

Cash Management Class	(935,259,816)	(935,259,816)	(947,276,029)	(947,276,029)

Reserve Class	(902,014,831)	(902,014,831)	(2,183,262,634)	(2,183,262,634)

Resource Class	(767,953,265)	(767,953,265)	(1,464,792,242)	(1,464,792,242)

Corporate Class	(7,115,984,875)	(7,115,984,875)	(10,895,201,454)	(10,895,201,454)

CAVU Securities Class	(61,978,082,364)	(61,978,082,364)	(73,955,994,664)	(73,955,994,664)

Net increase in share activity	16,978,972,159	$16,978,972,159	15,303,687,684	$15,303,687,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	2,955,044,530	$2,955,044,530	2,034,763,395	$2,034,763,395

Private Investment Class	5,741,484	5,741,484	4,862,034	4,862,034

Personal Investment Class	7,866,493	7,866,493	25,412,787	25,412,787

Cash Management Class	133	133	-	-

Reserve Class	75,864,809	75,864,809	237,156,939	237,156,939

Resource Class	1,257,552	1,257,552	891,607	891,607

Corporate Class	20,654,915	20,654,915	-	-

Issued as reinvestment of dividends:
Institutional Class	13,024,486	13,024,486	1,208,158	1,208,158

Private Investment Class	259,555	259,555	25,960	25,960

Personal Investment Class	173,656	173,656	13,163	13,163

Cash Management Class	1,358	1,358	185	185

Reserve Class	660,979	660,979	26,868	26,868

Resource Class	2,003	2,003	-	-

Corporate Class	121,810	121,810	8,385	8,385

Reacquired:
Institutional Class	(2,801,984,618)	(2,801,984,618)	(1,997,030,151)	(1,997,030,151)

Private Investment Class	(3,904,213)	(3,904,213)	(4,966,484)	(4,966,484)

Personal Investment Class	(8,797,328)	(8,797,328)	(16,518,530)	(16,518,530)

Cash Management Class	-	-	(174,593)	(174,593)

Reserve Class	(73,870,281)	(73,870,281)	(269,524,868)	(269,524,868)

Resource Class	(1,242,452)	(1,242,452)	(891,409)	(891,409)

Corporate Class	(20,863,107)	(20,863,107)	(1,700,000)	(1,700,000)

Net increase in share activity	170,011,764	$170,011,764	13,563,446	$13,563,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 38% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	222,924,718	$222,924,718	264,322,787	$264,322,787

Private Investment Class	36,294,273	36,294,273	8,658,509	8,658,509

Personal Investment Class	1,707,275	1,707,275	4,144,947	4,144,947

Cash Management Class	2,589,877	2,589,877	4,995,075	4,995,075

Reserve Class	13,217,998	13,217,998	44,954,869	44,954,869

Resource Class	537	537	-	-

Corporate Class	49,490	49,490	-	-

Issued as reinvestment of dividends:
Institutional Class	1,792,239	1,792,239	203,648	203,648

Private Investment Class	233,864	233,864	10,734	10,734

Personal Investment Class	7,751	7,751	619	619

Cash Management Class	8,620	8,620	1,959	1,959

Reserve Class	67,697	67,697	2,238	2,238

Resource Class	7,709	7,709	1,890	1,890

Corporate Class	136	136	19	19

Reacquired:
Institutional Class	(227,670,317)	(227,670,317)	(186,035,830)	(186,035,830)

Private Investment Class	(25,985,859)	(25,985,859)	(3,459,575)	(3,459,575)

Personal Investment Class	(3,129,468)	(3,129,468)	(4,011,908)	(4,011,908)

Cash Management Class	(2,849,428)	(2,849,428)	(5,848,699)	(5,848,699)

Reserve Class	(22,366,611)	(22,366,611)	(46,396,339)	(46,396,339)

Resource Class	(32,548)	(32,548)	(718,501)	(718,501)

Corporate Class	(49,490)	(49,490)	-	-

Net increase (decrease) in share activity	(3,181,537)	$(3,181,537)	80,826,442	$80,826,442

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Significant Event

On January 19, 2023, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of Invesco Tax-Free Cash Reserve Portfolio Fund (the “Fund”). In order to effect such liquidation, the Fund closed to investments by new accounts after the close of business on February 24, 2023. The Fund is expected to liquidate on or about April 24, 2023.

43	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Cash Management Class	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,018.40	$1.30	$1,023.51	$1.30	0.26%
Invesco STIC Prime Portfolio	1,000.00	1,017.80	1.30	1,023.51	1.30	0.26
Invesco Treasury Portfolio	1,000.00	1,017.70	1.30	1,023.51	1.30	0.26
Invesco Government & Agency Portfolio	1,000.00	1,017.80	1.20	1,023.60	1.20	0.24
Invesco Treasury Obligations Portfolio	1,000.00	1,017.30	1.30	1,023.51	1.30	0.26
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,010.80	1.40	1,023.41	1.40	0.28

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

44	Short-Term Investments Trust

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-3

Semiannual Report to Shareholders	February 28, 2023

Resource Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Schedules of Investments
25	Financial Statements
31	Financial Highlights
32	Notes to Financial Statements
44	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/28/23
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	12 - 48 days	41 days	47 days	$249.7 thousand
Invesco STIC Prime[1]	2 - 8 days	3 days	5 days	0.4 thousand
Invesco Treasury[2]	3 - 30 days	26 days	111 days	76.8 million
Invesco Government & Agency[2]	8 - 30 days	23 days	109 days	196.3 million
Invesco Treasury Obligations[2]	29 - 53 days	45 days	103 days	115.4 thousand
Invesco Tax-Free Cash Reserve[3]	6 - 13 days	6 days	6 days	735.7 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                             Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-51.09%(a)

Asset-Backed Securities - Consumer Receivables-1.09%

Old Line Funding LLC (1 mo. FEDL + 0.12%)(b)(c)(d)	4.65%	05/23/2023	$20,000	$20,000,000

Asset-Backed Securities - Fully Supported Bank-12.57%

Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.19%)(b)(c)(d)	4.76%	04/07/2023	40,000	40,006,000

Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(b)(c)(d)	4.66%	04/19/2023	37,108	37,117,871

Lexington Parker Capital Co. LLC (Multi - CEP’s)(b)(c)	4.63%	03/15/2023	20,000	19,961,875

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	4.62%	03/17/2023	39,110	39,025,451

Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.82%	05/02/2023	50,000	49,586,475

Nieuw Amsterdam Receivables Corp B.V. (CEP - Cooperatieve Rabobank U.A.) (Netherlands)(b)(c)	4.68%	04/11/2023	19,500	19,394,417

Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.95%	05/03/2023	25,000	24,788,844

				229,880,933

Diversified Banks-19.40%

Banco Santander S.A. (Spain)(b)(c)	4.94%	05/01/2023	25,000	24,796,778

Banco Santander S.A. (Spain)(b)(c)	4.96%	05/10/2023	10,000	9,906,438

Barclays Bank PLC(b)(c)	4.89%	05/24/2023	10,000	9,886,147

DBS Bank Ltd. (Singapore)(b)(c)	5.18%	06/07/2023	20,000	19,737,925

DNB Bank ASA (Norway)(b)(c)	5.15%	02/01/2024	25,000	23,780,149

DZ Bank AG (Germany)(b)(c)	4.79%	04/11/2023	30,000	29,838,405

Lloyds Bank PLC (United Kingdom)(c)	5.14%	08/01/2023	25,000	24,464,636

National Australia Bank Ltd. (Australia)(b)(c)	5.10%	11/02/2023	40,000	38,606,096

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	4.65%	04/03/2023	50,000	49,781,078

Nordea Bank Abp (Finland)(b)(c)	5.06%	07/03/2023	30,000	29,493,646

Sumitomo Mitsui Trust Bank Ltd.(b)(c)	4.58%	03/06/2023	50,000	49,962,083

Toronto-Dominion Bank (The) (Canada)(b)(c)	0.00%	01/26/2024	25,000	24,934,499

Westpac Banking Corp. (Australia)(b)(c)	5.47%	08/03/2023	20,000	19,580,447

				354,768,327

Diversified Capital Markets-5.98%

Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC)	5.09%	07/12/2023	10,000	9,816,606

Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.80%	04/25/2023	50,000	49,635,222

Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.25%)(c)(d)	4.82%	07/24/2023	30,000	30,005,940

Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	4.62%	03/17/2023	20,000	19,956,556

				109,414,324

Education Services-1.97%

Emory University	4.68%	04/06/2023	36,000	35,983,588

Investment Banking & Brokerage-1.62%

Goldman Sachs International(b)	4.97%	05/24/2023	30,000	29,663,400

Regional Banks-2.73%

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	4.59%	03/24/2023	50,000	49,848,667

Specialized Finance-5.73%

Cabot Trail Funding LLC (CEP - TD Bank N.A.)(b)(c)	4.68%	04/03/2023	25,000	24,890,208

Caterpillar Financial Services Corp.	4.61%	03/02/2023	50,000	49,987,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Specialized Finance-(continued)
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.23%)(c)(d)	4.80%	07/24/2023	$20,000	$20,003,960

Ontario Teachers’ Finance Trust (Canada)(b)(c)	5.24%	05/16/2023	10,000	9,898,852

				104,780,498

Total Commercial Paper (Cost $934,507,127)				934,339,737

Certificates of Deposit-23.43%
Bank of America N.A.	5.37%	08/28/2023	40,000	39,989,008

Credit Agricole Corporate & Investment Bank S.A.(c)	4.55%	03/01/2023	69,572	69,571,586

DNB Bank ASA (Norway)(c)	4.55%	03/01/2023	62,000	62,000,000

Mizuho Bank Ltd.(c)	4.57%	03/01/2023	86,000	86,000,000

Oversea-Chinese Banking Corp. Ltd.(c)	4.84%	05/31/2023	25,000	24,998,175

Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	20,000	20,009,854

Skandinaviska Enskilda Banken AB(c)	4.56%	03/01/2023	90,000	90,000,000

Sumitomo Mitsui Trust Bank Ltd.(c)	4.55%	03/01/2023	36,000	36,000,000

Total Certificates of Deposit (Cost $428,571,465)				428,568,623

Variable Rate Demand Notes-4.29%(e)
Credit Enhanced-4.29%
Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	9,100	9,099,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	2,400	2,400,000

Total Variable Rate Demand Notes (Cost $78,539,999)				78,539,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-78.81% (Cost $1,441,618,591)				1,441,448,359

			Repurchase
			Amount

Repurchase Agreements-21.42%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,104 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,897,590; 0.00% - 8.59%; 09/29/2023 - 10/20/2072)(c)(h)	4.67%	03/01/2023	5,004,540	5,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(c)(h)	4.70%	03/01/2023	20,018,278	20,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $115,105,321 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,499,356; 3.75% - 11.23%; 03/15/2024 - 09/25/2047)(c)(h)	4.71%	03/02/2023	45,041,213	45,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 -02/25/2068)(c)(h)	4.65%	03/02/2023	18,016,275	18,000,000

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $50,006,444 (collateralized by corporate obligations valued at $55,000,360; 3.63% -10.50%; 11/15/2026 - 05/15/2031)	4.64%	03/01/2023	25,003,222	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, non-agency mortgage-backed securities valued at $212,241,452; 0.70% - 11.75%; 05/22/2023 - 05/15/2097)(c)(i)	4.65%	03/01/2023	$15,001,938	$15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 01/04/2023 (collateralized by corporate obligations valued at $110,000,002; 0.00% - 11.50%; 05/30/2023 -02/01/2050)(i)	4.87%	03/01/2023	40,150,956	40,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,752,093; 4.25% - 10.63%; 09/01/2023 -03/01/2033)(i)	4.77%	03/01/2023	7,025,873	7,000,000

RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 -01/15/2077)(c)(h)	4.75%	03/01/2023	15,013,854	15,000,000

Societe Generale, joint open agreement dated 01/04/2023 (collateralized by corporate obligations, a non-agency asset-backed security, a U.S. government sponsored agency obligation and U.S. Treasury obligation valued at $92,137,344; 0.00% - 7.88%; 03/15/2023 - 02/27/2063)(c)(i)	4.68%	03/01/2023	30,003,900	30,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(c)(i)	4.75%	03/01/2023	25,003,299	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.00% - 3.50%; 11/01/2046 - 01/20/2052)	4.56%	03/01/2023	146,686,663	146,668,085

Total Repurchase Agreements (Cost $391,668,085)				391,668,085

TOTAL INVESTMENTS IN SECURITIES(j)(k) -100.23% (Cost $1,833,286,676)				1,833,116,444

OTHER ASSETS LESS LIABILITIES-(0.23)%				(4,137,317)

NET ASSETS-100.00%				$1,828,979,127

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $748,388,684, which represented 40.92% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 16.2%; Japan: 14.7%; Cananda: 9.3%; Netherland: 8.1%; Sweden: 6.0%; other countries less than 5% each: 21.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	49.6%

8-30	7.0

31-60	15.7

61-90	9.8

91-180	10.9

181+	7.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                             Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Certificates of Deposit-26.41%

Australia and New Zealand Banking Group Ltd. (Cayman Islands)(a)	4.57%	03/01/2023	$9,000	$9,000,000

BNP Paribas S.A. (SOFR + 0.50%)(a)(b)	4.32%	03/08/2023	2,075	2,075,195

Credit Agricole Corporate & Investment Bank S.A.(a)	4.55%	03/01/2023	10,428	10,428,414

DNB Bank ASA (Norway)(a)	4.55%	03/01/2023	8,000	8,000,000

Mizuho Bank Ltd.(a)	4.57%	03/01/2023	9,000	9,000,000

Skandinaviska Enskilda Banken AB(a)	4.56%	03/01/2023	8,000	8,000,000

Standard Chartered Bank (SOFR + 0.30%) (United Kingdom)(a)(b)	4.36%	03/13/2023	6,250	6,250,482

Sumitomo Mitsui Trust Bank Ltd.(a)	4.55%	03/01/2023	9,000	9,000,000

Total Certificates of Deposit (Cost $61,753,946)				61,754,091

Commercial Paper-23.09%(c)

Asset-Backed Securities - Fully Supported Bank-11.56%

Anglesea Funding LLC (Multi - CEP’s)(a)(d)	4.65%	03/08/2023	7,000	6,992,897

Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(a)(b)(d)	4.48%	03/16/2023	7,071	7,071,654

Halkin Finance LLC (Multi - CEP’s)(a)(d)	4.77%	03/30/2023	7,000	6,973,196

Nieuw Amsterdam Receivables Corp B.V. (CEP - Cooperatieve Rabobank U.A.)(a)(d)	4.53%	03/03/2023	6,000	5,997,708

				27,035,455

Diversified Banks-4.27%

Westpac Banking Corp. (SOFR + 0.50%) (Australia)(a)(b)(d)	4.32%	03/21/2023	10,000	10,002,359

Diversified Capital Markets-2.14%

Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(d)	4.58%	03/01/2023	5,000	4,999,364

Integrated Oil & Gas-2.99%

TotalEnergies Capital Canada Ltd. (Canada)(a)(d)	4.61%	03/02/2023	7,000	6,998,250

Specialized Finance-2.13%

Cabot Trail Funding LLC (CEP - TD Bank N.A.)(a)(d)	4.68%	04/04/2023	5,000	4,977,381

Total Commercial Paper (Cost $54,016,230)				54,012,809

Variable Rate Demand Notes-7.42%(e)

Credit Enhanced-7.42%

Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	5,000	5,000,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(d)(f)	4.90%	04/01/2047	5,000	5,000,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	2,950	2,950,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(d)(f)	4.67%	01/01/2033	4,400	4,400,000

Total Variable Rate Demand Notes (Cost $17,350,000)				17,350,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-56.92% (Cost $133,120,176)				133,116,900

			Repurchase
			Amount

Repurchase Agreements-43.19%(g)

BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(a)(h)	4.70%	03/01/2023	8,007,311	8,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 -02/25/2068)(a)(h)	4.65%	03/02/2023	$5,004,521	$5,000,000

BofA Securities, Inc., joint term agreement dated 02/28/2023, aggregate maturing value of $250,032,222 (collateralized by corporate obligations valued at $275,000,783; 2.30% -11.50%; 04/15/2025 - 06/01/2052)(h)(i)	4.64%	03/07/2023	5,000,644	5,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,752,093; 4.25% - 10.63%; 09/01/2023 - 03/01/2033)(j)	4.77%	03/01/2023	8,029,569	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 0.99% - 6.50%; 01/01/2024 - 07/25/2059)	4.55%	03/01/2023	15,001,896	15,000,000

RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 - 01/15/2077)(a)(h)	4.75%	03/01/2023	10,009,236	10,000,000

RBC Dominion Securities Inc., joint agreement dated 02/28/2023, aggregate maturing value of $500,063,194 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,004; 0.00% - 6.00%; 07/15/2023 - 01/20/2053)	4.55%	03/01/2023	15,001,896	15,000,000

Societe Generale, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,098; 0.13% - 7.50%; 03/01/2027 - 03/01/2053)	4.55%	03/01/2023	15,001,896	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(a)(j)	4.75%	03/01/2023	5,000,660	5,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2023, aggregate maturing value of $800,101,333 (collateralized by agency mortgage-backed securities valued at $816,000,000; 1.50% - 7.50%; 12/01/2023 - 03/01/2053)	4.56%	03/01/2023	15,001,900	15,000,000

Total Repurchase Agreements (Cost $101,000,000)				101,000,000

TOTAL INVESTMENTS IN SECURITIES(k)(l) -100.11% (Cost $234,120,176)				234,116,900

OTHER ASSETS LESS LIABILITIES-(0.11)%				(258,442)

NET ASSETS-100.00%				$233,858,458

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France 18.6%; Japan 9.8%; Canada 9.8%; Australia 8.1%; Netherlands 5.6%; other countries less than 5% each: 11.6%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $63,412,809, which represented 27.12% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	81.0%

8-30	16.9

31-60	2.1

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-44.18%

U.S. Treasury Bills-30.14%(a)

U.S. Treasury Bills	4.55%	03/09/2023	$200,000	$199,798,889

U.S. Treasury Bills	4.54%	03/14/2023	700,000	698,857,445

U.S. Treasury Bills	4.32%	03/16/2023	550,000	549,021,458

U.S. Treasury Bills	4.53%-4.54%	03/21/2023	1,800,000	1,795,490,498

U.S. Treasury Bills	4.56%	03/28/2023	450,000	448,472,812

U.S. Treasury Bills	4.54%	04/04/2023	675,000	672,128,062

U.S. Treasury Bills	4.47%-4.63%	04/11/2023	1,200,000	1,193,758,886

U.S. Treasury Bills	4.51%	04/18/2023	499,000	496,045,919

U.S. Treasury Bills	4.49%	04/25/2023	400,000	397,295,834

U.S. Treasury Bills	4.63%	04/27/2023	120,000	119,130,750

U.S. Treasury Bills	4.62%	05/02/2023	500,000	496,081,944

U.S. Treasury Bills	4.65%	05/04/2023	600,000	595,098,666

U.S. Treasury Bills	4.64%	05/09/2023	500,000	495,620,417

U.S. Treasury Bills	4.64%	05/11/2023	750,000	743,210,625

U.S. Treasury Bills	4.68%	05/23/2023	600,000	593,622,833

U.S. Treasury Bills	4.69%	05/30/2023	400,000	395,379,999

U.S. Treasury Bills	4.70%	06/06/2023	675,000	666,588,281

U.S. Treasury Bills	4.75%	07/06/2023	300,000	295,094,625

U.S. Treasury Bills	4.78%	11/30/2023	176,500	170,380,990

U.S. Treasury Bills	4.73%-4.83%	12/28/2023	500,000	480,831,389

U.S. Treasury Bills	4.68%-4.87%	01/25/2024	950,000	910,752,917

				12,412,663,239

U.S. Treasury Floating Rate Notes-14.04%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	1,945,500	1,944,968,479

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	2,589,000	2,586,191,922

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	1,250,000	1,250,426,646

				5,781,587,047

Total U.S. Treasury Securities (Cost $18,194,250,286)				18,194,250,286

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.18% (Cost $18,194,250,286)				18,194,250,286

			Repurchase
			Amount

Repurchase Agreements-54.62%(c)

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $600,066,667 (collateralized by U.S. Treasury obligations valued at $612,000,086; 0.13% - 1.13%; 01/15/2024 - 01/15/2033)	4.00%	03/01/2023	200,022,222	200,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023, aggregate maturing value of $3,002,654,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,083; 0.13% - 1.13%; 07/15/2023 - 01/15/2033)(d)	4.55%	03/01/2023	1,801,592,500	1,800,000,000

Federal Reserve Bank of New York, joint agreement dated 02/28/2023, aggregate maturing value of $50,006,319,444 (collateralized by U.S. Treasury obligations valued at $50,006,319,596; 0.25% - 4.50%; 10/31/2023 - 08/15/2039)	4.55%	03/01/2023	12,801,617,778	12,800,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $300,035,833 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.88% - 4.84%; 07/31/2023 - 02/15/2032)	4.30%	03/01/2023	$100,011,944	$100,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $4,000,505,556 (collateralized by U.S. Treasury obligations valued at $4,080,000,087; 0.00% - 4.38%; 06/13/2023 - 02/15/2048)	4.55%	03/01/2023	1,500,189,583	1,500,000,000

Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,065; 1.88% - 2.88%; 05/15/2051 - 05/15/2052)	4.55%	03/01/2023	500,063,194	500,000,000

Goldman Sachs & Co., agreement dated 02/28/2023, maturing value of $1,500,190,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,003; 0.00% - 5.25%; 11/15/2023 - 08/15/2051)	4.56%	03/01/2023	1,500,190,000	1,500,000,000

Goldman Sachs & Co., joint agreement dated 02/28/2023, aggregate maturing value of $1,295,098,924 (collateralized by U.S. Treasury obligations valued at $1,320,900,062; 0.00% - 5.38%; 03/02/2023 - 08/15/2052)	2.75%	03/01/2023	450,034,375	450,000,000

ING Financial Markets, LLC, term agreement dated 02/28/2023, maturing value of $100,088,472 (collateralized by U.S. Treasury obligations valued at $102,000,049; 0.00% - 4.50%; 06/15/2023 - 11/15/2050)(d)	4.55%	03/07/2023	100,088,472	100,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/22/2023, aggregate maturing value of $350,316,644 (collateralized by U.S. Treasury obligations valued at $359,869,294; 0.00%; 08/15/2027 - 08/15/2046)(d)	4.57%	03/01/2023	100,088,861	100,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $1,802,662,944 (collateralized by U.S. Treasury obligations valued at $1,838,431,196; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(d)	4.57%	03/01/2023	672,959,969	672,362,500

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/22/2023, maturing value of $100,088,569 (collateralized by U.S. Treasury obligations valued at $102,012,845; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	4.56%	03/01/2023	100,088,569	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2023, maturing value of $896,209,130 (collateralized by U.S. Treasury obligations valued at $912,399,598; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	4.56%	03/01/2023	896,209,130	896,095,625

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,395; 0.00% - 4.00%; 03/28/2023 - 08/15/2052)(e)	4.55%	03/01/2023	75,009,479	75,000,000

Societe Generale, joint term agreement dated 02/23/2023, aggregate maturing value of $1,001,773,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,026; 0.13% - 4.13%; 05/31/2023 - 08/31/2029)	4.56%	03/09/2023	400,709,333	400,000,000

Standard Chartered Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,128,928; 0.00% - 6.00%; 05/31/2023 - 11/15/2052)	4.55%	03/01/2023	250,031,597	250,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	1,045,775,475	1,045,643,317

Total Repurchase Agreements (Cost $22,489,101,442)				22,489,101,442

TOTAL INVESTMENTS IN SECURITIES-98.80% (Cost $40,683,351,728)				40,683,351,728

OTHER ASSETS LESS LIABILITIES-1.20%				492,409,255

NET ASSETS-100.00%				$41,175,760,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	54.7%

8-30	10.0

31-60	7.0

61-90	7.1

91-180	3.3

181+	17.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-37.65%

U.S. Treasury Bills-23.42%(a)

U.S. Treasury Bills	4.53%	03/21/2023	$827,880	$825,805,701

U.S. Treasury Bills	4.53%-4.56%	03/28/2023	2,450,000	2,441,698,905

U.S. Treasury Bills	4.54%	04/04/2023	2,000,000	1,991,490,553

U.S. Treasury Bills	4.46%	04/06/2023	470,000	467,927,300

U.S. Treasury Bills	4.63%	04/11/2023	2,040,000	2,029,312,660

U.S. Treasury Bills	4.51%	04/18/2023	2,500,000	2,485,199,998

U.S. Treasury Bills	4.61%	04/20/2023	1,200,000	1,192,400,000

U.S. Treasury Bills	4.49%	04/25/2023	1,300,000	1,291,211,460

U.S. Treasury Bills	4.63%	04/27/2023	1,100,000	1,092,031,875

U.S. Treasury Bills	4.65%	05/04/2023	2,000,000	1,983,662,221

U.S. Treasury Bills	4.64%	05/11/2023	1,410,000	1,397,235,975

U.S. Treasury Bills	4.69%	05/30/2023	445,000	439,860,249

U.S. Treasury Bills	4.70%	06/06/2023	1,100,000	1,086,292,014

U.S. Treasury Bills	4.12%-4.52%	10/05/2023	240,000	233,818,882

U.S. Treasury Bills	4.78%	11/30/2023	45,000	43,439,912

U.S. Treasury Bills	4.68%	01/25/2024	1,200,000	1,150,829,997

				20,152,217,702

U.S. Treasury Floating Rate Notes-14.23%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	10/31/2023	431,679	431,694,009

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	4.79%	01/31/2024	180,000	179,971,503

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	4.73%	04/30/2024	3,564,000	3,561,449,655

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	3,323,400	3,321,978,999

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	3,834,800	3,830,307,536

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	915,000	915,650,639

				12,241,052,341

Total U.S. Treasury Securities (Cost $32,393,270,043)				32,393,270,043

U.S. Government Sponsored Agency Securities-5.75%

Federal Farm Credit Bank (FFCB)-3.37%

Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.57%	06/12/2023	75,000	75,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	07/07/2023	143,000	143,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/08/2023	155,000	155,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/18/2023	21,500	21,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/27/2023	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	12/15/2023	24,500	24,499,020

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.61%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	02/05/2024	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Farm Credit Bank (FFCB)-(continued)

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	02/20/2024	$80,000	$80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	03/15/2024	431,000	431,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	03/18/2024	445,000	445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/24/2024	62,000	62,000,000

				2,898,499,020

Federal Home Loan Bank (FHLB)-2.18%(a)

Federal Home Loan Bank	4.81%	07/14/2023	800,000	785,899,999

Federal Home Loan Bank	5.01%	01/12/2024	213,000	204,015,956

Federal Home Loan Bank	5.02%	02/09/2024	926,000	883,581,484

				1,873,497,439

U.S. International Development Finance Corp. (DFC)-0.20%

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	06/15/2025	12,000	12,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.46%	07/15/2025	13,056	13,055,558

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2025	2,895	2,894,737

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.65%	09/15/2026	6,250	6,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2026	3,750	3,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.46%	09/30/2027	10,364	10,363,637

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	02/15/2028	11,111	11,111,111

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	11/15/2028	52,273	52,272,728

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	05/15/2030	6,734	6,734,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	10/15/2030	6,889	6,888,889

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.47%	07/09/2026	17,850	17,850,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	03/15/2030	32,625	32,625,000

				175,795,660

Total U.S. Government Sponsored Agency Securities (Cost $4,947,792,119)				4,947,792,119

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-43.40% (Cost $37,341,062,162)				37,341,062,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements-56.68%(d)

Bank of Nova Scotia, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 0.00% - 4.38%; 03/16/2023 - 02/15/2050)	4.55%	03/01/2023	$924,801,150	$924,684,280

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $1,195,151,035 (collateralized by agency mortgage-backed securities valued at $1,218,900,000; 1.81% - 6.50%; 10/25/2031 - 09/20/2072)	4.55%	03/01/2023	735,092,896	735,000,000

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $600,066,667 (collateralized by U.S. Treasury obligations valued at $612,000,086; 0.13% - 1.13%; 01/15/2024 - 01/15/2033)	4.00%	03/01/2023	400,044,444	400,000,000

CIBC World Markets Corp., joint term agreement dated 02/16/2023, aggregate maturing value of $501,583,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,130; 1.50% - 8.50%; 01/01/2024 -03/01/2053)(e)	4.56%	03/13/2023	300,950,000	300,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023, aggregate maturing value of $3,002,654,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,083; 0.13% - 1.13%; 07/15/2023 - 01/15/2033)(e)	4.55%	03/01/2023	1,000,884,722	1,000,000,000

Federal Reserve Bank of New York, joint agreement dated 02/28/2023, aggregate maturing value of $50,006,319,444 (collateralized by U.S. Treasury obligations valued at $50,006,319,596; 0.25% - 4.50%; 10/31/2023 - 08/15/2039)	4.55%	03/01/2023	32,704,132,917	32,700,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $300,035,833 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.88% - 4.84%; 07/31/2023 - 02/15/2032)	4.30%	03/01/2023	200,023,889	200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $4,000,505,556 (collateralized by U.S. Treasury obligations valued at $4,080,000,087; 0.00% - 4.38%; 06/13/2023 - 02/15/2048)	4.55%	03/01/2023	2,500,315,972	2,500,000,000

Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,065; 1.88% - 2.88%; 05/15/2051 - 05/15/2052)	4.55%	03/01/2023	100,012,639	100,000,000

Goldman Sachs & Co., agreement dated 02/28/2023, maturing value of $1,500,190,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.00% - 6.25%; 03/23/2023 - 02/15/2048)	4.56%	03/01/2023	1,500,190,000	1,500,000,000

Goldman Sachs & Co., joint agreement dated 02/28/2023, aggregate maturing value of $1,295,098,924 (collateralized by U.S. Treasury obligations valued at $1,320,900,062; 0.00% - 5.38%; 03/02/2023 - 08/15/2052)	2.75%	03/01/2023	845,064,549	845,000,000

ING Financial Markets, LLC, joint term agreement dated 02/02/2023, aggregate maturing value of $251,551,667 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.00% - 6.50%; 08/01/2028 -02/01/2053)	4.56%	03/23/2023	85,527,567	85,000,000
ING Financial Markets, LLC, term agreement dated 02/02/2023, maturing value of $301,862,000 (collateralized by agency mortgage-backed securities valued at $306,000,000; 2.00% - 6.00%; 11/01/2029 - 02/01/2053)	4.56%	03/23/2023	301,862,000	300,000,000

ING Financial Markets, LLC, term agreement dated 02/02/2023, maturing value of $503,103,333 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 7.00%; 03/01/2028 - 01/01/2057)	4.56%	03/23/2023	503,103,333	500,000,000

ING Financial Markets, LLC, term agreement dated 02/13/2023, maturing value of $251,205,972 (collateralized by agency mortgage-backed securities and a U.S. Treasury obligation valued at $255,000,070; 2.00% - 5.50%; 06/01/2047 - 01/01/2053)	4.57%	03/23/2023	251,205,972	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 02/27/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.38% - 7.50%; 09/01/2025 - 08/01/2056)(f)	4.57%	03/01/2023	$785,199,303	$785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/22/2023, aggregate maturing value of $350,316,644 (collateralized by U.S. Treasury obligations valued at $359,869,294; 0.00%; 08/15/2027 - 08/15/2046)(e)	4.57%	03/01/2023	170,152,002	170,000,937

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $1,802,662,944 (collateralized by U.S. Treasury obligations valued at $1,838,431,196; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(e)	4.57%	03/01/2023	952,908,513	952,062,500

Prudential Insurance Co. of America, agreement dated 02/28/2023, maturing value of $144,194,512 (collateralized by U.S. Treasury obligations valued at $146,949,280; 0.00%; 05/15/2037 - 08/15/2042)	4.56%	03/01/2023	144,194,512	144,176,250

RBC Dominion Securities Inc., joint term agreement dated 02/02/2023, aggregate maturing value of $2,767,068,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,805,000,000; 0.13% - 5.50%; 03/31/2023 - 02/20/2053)(e)	4.56%	03/23/2023	1,076,641,133	1,070,000,000

Royal Bank of Canada, term agreement dated 02/02/2023, maturing value of $1,006,206,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,039; 0.00% - 6.50%; 12/31/2025 - 02/01/2053)(e)	4.56%	03/23/2023	1,006,206,667	1,000,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,395; 0.00% - 4.00%; 03/28/2023 - 08/15/2052)(f)	4.55%	03/01/2023	100,012,639	100,000,000

Societe Generale, joint term agreement dated 02/23/2023, aggregate maturing value of $1,001,773,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,026; 0.13% - 4.13%; 05/31/2023 - 08/31/2029)	4.56%	03/09/2023	375,665,000	375,000,000

Standard Chartered Bank, agreement dated 02/28/2023, maturing value of $150,018,958 (collateralized by agency mortgage-backed securities valued at $153,019,338; 3.00% - 4.50%; 07/20/2049 - 10/20/2052)	4.55%	03/01/2023	150,018,958	150,000,000

Standard Chartered Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,128,928; 0.00% - 6.00%; 05/31/2023 - 11/15/2052)	4.55%	03/01/2023	750,094,792	750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	702,085,622	701,996,897

TD Securities (USA) LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $350,309,993 (collateralized by agency mortgage-backed securities valued at $357,000,000; 2.00% - 4.00%; 05/01/2041 - 05/01/2052)(e)	4.56%	03/01/2023	220,194,853	220,000,000

Total Repurchase Agreements (Cost $48,757,920,864)				48,757,920,864

TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $86,098,983,026)				86,098,983,026

OTHER ASSETS LESS LIABILITIES-(0.08)%				(64,740,455)

NET ASSETS-100.00%				$86,034,242,571

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	56.1%

8-30	5.2

31-60	11.4

61-90	4.5

91-180	2.4

181+	20.4

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-100.83%
U.S. Treasury Bills-85.74%(a)
U.S. Treasury Bills	4.33%	03/02/2023	$20,000	$19,997,620
U.S. Treasury Bills	4.34%-4.51%	03/07/2023	110,700	110,618,265
U.S. Treasury Bills	4.32%-4.48%	03/09/2023	9,700	9,690,542
U.S. Treasury Bills	4.49%-4.54%	03/14/2023	86,700	86,559,909
U.S. Treasury Bills	4.53%-4.55%	03/21/2023	135,900	135,559,358
U.S. Treasury Bills	4.53%-4.56%	03/28/2023	72,500	72,253,676
U.S. Treasury Bills	4.40%	03/30/2023	51,000	50,821,288
U.S. Treasury Bills	4.50%-4.55%	04/04/2023	111,200	110,727,059
U.S. Treasury Bills	4.46%	04/06/2023	50,000	49,779,500
U.S. Treasury Bills	4.46%-4.63%	04/11/2023	80,000	79,587,722
U.S. Treasury Bills	4.61%	04/13/2023	22,150	22,029,356
U.S. Treasury Bills	4.68%	04/18/2023	41,000	40,745,800
U.S. Treasury Bills	4.69%	04/25/2023	65,000	64,537,603
U.S. Treasury Bills	4.65%	05/04/2023	60,000	59,509,867
U.S. Treasury Bills	4.64%	05/09/2023	16,000	15,859,853
U.S. Treasury Bills	4.64%	05/11/2023	40,000	39,637,900
U.S. Treasury Bills	4.74%	05/18/2023	26,000	25,736,360
U.S. Treasury Bills	4.78%	05/25/2023	20,000	19,777,111
U.S. Treasury Bills	4.75%	06/01/2023	10,000	9,879,931
U.S. Treasury Bills	4.70%	06/06/2023	35,000	34,563,837
U.S. Treasury Bills	4.64%	06/08/2023	15,000	14,812,931
U.S. Treasury Bills	4.77%	06/13/2023	33,000	32,551,933
U.S. Treasury Bills	3.01%	07/13/2023	6,000	5,934,764
U.S. Treasury Bills	4.80%	07/20/2023	10,000	9,816,504
U.S. Treasury Bills	4.12%	10/05/2023	6,000	5,856,302
U.S. Treasury Bills	4.68%-4.86%	01/25/2024	27,500	26,364,091
				1,153,209,082

U.S. Treasury Floating Rate Notes-14.16%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	4.84%	04/30/2023	19,000	19,000,127
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	4.84%	07/31/2023	17,500	17,500,177
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	10/31/2023	30,000	30,000,345
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	4.79%	01/31/2024	8,000	7,998,734
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	4.73%	04/30/2024	25,500	25,482,209
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	32,000	31,984,058
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	49,000	48,958,037
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	9,500	9,506,755

				190,430,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-0.93%
TOTAL INVESTMENTS IN SECURITIES-100.83% (Cost $1,356,189,593)				1,356,189,593

OTHER ASSETS LESS LIABILITIES-(0.83)%				(11,125,964)

NET ASSETS-100.00%				$1,345,063,629

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	9.6%

8-30	26.1

31-60	27.0

61-90	13.3

91-180	9.3

181+	14.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-94.08%
Alabama-3.55%
Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America, N.A.)(a)(b)(c)	2.14%	05/01/2041	$3,240	$3,240,000
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(b)(c)(d)	2.25%	07/01/2040	4,910	4,910,000
				8,150,000

Arizona-2.72%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC - Bank of America, N.A.)(b)(c)	1.40%	01/01/2046	6,250	6,250,000

California-0.87%
Los Angeles County Capital Asset Leasing Corp.; Series B, Commercial Paper Notes	2.00%	03/01/2023	2,000	2,000,000

Connecticut-2.47%
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2017 A, Ref. VRD RB(b)	2.20%	07/01/2042	5,660	5,660,000

Delaware-0.95%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.21%	05/01/2036	2,180	2,180,000

District of Columbia-3.29%
District of Columbia; Series 2022 A, Commercial Paper Notes(d)	2.43%	03/15/2023	3,000	3,000,000
District of Columbia (Georgetown University);
Series 2007 C-2, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.19%	04/01/2041	1,200	1,200,000
Series 2009 C, Ref. VRD RB (LOC - Bank of Tokyo Mitsubishi UFJ)(b)(c)(d)	2.19%	04/01/2042	3,350	3,350,000
				7,550,000

Florida-4.09%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	2.25%	06/01/2048	2,485	2,485,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.11%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.23%	07/01/2032	4,175	4,175,000
				9,385,000

Georgia-4.54%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.21%	11/01/2030	1,450	1,450,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2022 B, VRD RB (SIFMA Municipal Swap Index + 0.03%)(b)	2.00%	09/01/2052	8,975	8,975,000
				10,425,000

Idaho-0.44%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2018 C, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.40%	03/01/2048	1,000	1,000,000

Illinois-7.33%
Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	2.21%	10/01/2033	2,625	2,625,000
Illinois (State of) Educational Facilities Authority (Augustana College); Series 2003 B, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.24%	10/01/2032	1,600	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois-(continued)
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.15%	01/01/2037	$2,800	$2,800,000
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-2, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.50%	08/01/2043	1,000	1,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.45%	06/01/2034	2,960	2,960,000
Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD RB (LOC - FHLMC)(b)(c)	2.17%	01/01/2041	4,835	4,835,000
University of Illinois (Illinois Health Services); Series 1997 B, VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	2.50%	10/01/2026	1,000	1,000,000
				16,820,000

Indiana-3.31%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	2.28%	08/01/2037	4,950	4,950,000
Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 C, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.05%	11/01/2039	2,635	2,635,000
				7,585,000

Iowa-2.18%
Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB (LOC - Korea Devlopment Bank)(a)(b)(c)(d)	2.24%	12/01/2041	5,000	5,000,000

Kentucky-1.61%
Boyle (County of), KY (Centre College); Series 2008 A, Ref. VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.20%	06/01/2037	3,700	3,700,000

Louisiana-3.79%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	2.50%	09/01/2033	1,000	1,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	2.45%	07/01/2047	6,605	6,605,000
Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	2.10%	07/01/2047	1,100	1,100,000
				8,705,000

Maryland-2.10%
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.45%	07/01/2041	4,810	4,810,000

Massachusetts-2.51%
Massachusetts (Commonwealth of) Development Finance Agency (Boston University);
Series 2008 U-6C, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.35%	10/01/2042	700	700,000
Series 2008 U-6E, Ref. VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.35%	10/01/2042	5,050	5,050,000
				5,750,000

Minnesota-3.12%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	2.29%	10/15/2033	1,175	1,175,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	2.20%	11/01/2035	3,600	3,600,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	2.20%	10/01/2033	2,385	2,385,000
				7,160,000

Mississippi-3.97%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(b)	1.40%	06/01/2023	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Mississippi-(continued)
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 E, VRD IDR(b)	2.04%	12/01/2030	$4,000	$4,000,000
Series 2010 C, VRD IDR(b)	1.40%	11/01/2035	595	595,000
Series 2010 J, VRD IDR(b)	1.38%	11/01/2035	1,000	1,000,000
Series 2010 C, VRD IDR(b)	1.40%	11/01/2035	3,320	3,320,000
				9,115,000

Missouri-2.29%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	2.23%	11/01/2037	1,175	1,175,000
Kansas City (City of), MO (H Roe Bartle Convention Center);
Series 2008 F, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.24%	04/15/2025	1,915	1,915,000
Series 2008 E, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.24%	04/15/2034	900	900,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	2.38%	08/01/2038	1,260	1,260,000
				5,250,000

New York-5.36%
Metropolitan Transportation Authority;
Subseries 2012 G-1, VRD RB (LOC - Barclays Bank PLC)(b)(c)(d)	1.35%	11/01/2032	3,800	3,800,000
Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.20%	11/15/2046	4,510	4,510,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(b)(c)(d)	2.40%	05/01/2039	4,000	4,000,000
				12,310,000

North Carolina-5.63%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(b)	1.40%	01/15/2048	2,500	2,500,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(b)	1.40%	01/15/2037	4,000	4,000,000
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	2.20%	06/01/2027	6,425	6,425,000
				12,925,000

Ohio-1.73%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	2.20%	08/02/2038	2,650	2,650,000
Ohio State University (The); Series 2014 B-1, VRD RB(b)	2.41%	12/01/2039	1,310	1,310,000
				3,960,000

Oregon-0.49%
Oregon (State of) Department of Transportation; Series A-2, Commercial Paper Notes(d)	2.80%	03/21/2023	1,000	1,000,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2018 A, Ref. VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.40%	08/01/2034	125	125,000
				1,125,000

Pennsylvania-1.74%
Philadelphia (City of), PA; Series A, Commercial Paper Notes(d)	2.55%	03/23/2023	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas-17.41%
Board of Regents of the University of Texas System;
Series 2008 B, VRD RB(b)	2.15%	08/01/2025	$1,115	$1,115,000
Series 2008 A, VRD RB(b)	2.10%	07/01/2037	2,425	2,425,000
Series A, Commercial Paper Notes	3.20%	03/03/2023	2,500	2,500,000
Garland (City of), TX; Series 2021, Commercial Paper Notes(d)	2.60%	03/01/2023	5,000	5,000,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(b)	1.40%	11/01/2041	6,450	6,450,000
Harris County Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, Ref. VRD RB(b)	1.45%	12/01/2041	4,185	4,185,000
Houston (City of), TX; Series H-2, Commercial Paper Notes	2.85%	03/09/2023	7,000	7,000,000
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil); Series 2011, VRD RB(b)	1.36%	11/01/2051	3,182	3,182,000
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas); Series 2008 A, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.45%	10/01/2041	1,480	1,480,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	2.29%	05/01/2042	3,020	3,020,000
Texas A&M University; Series B, Commercial Paper Notes	3.25%	04/05/2023	3,600	3,600,000
				39,957,000

Virginia-1.00%
Loudoun (County of), VA Economic Development Authority (Jack Kent Cooke Foundation); Series 2004, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.25%	06/01/2034	2,300	2,300,000

Washington-1.32%
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	2.21%	11/01/2047	3,025	3,025,000

West Virginia-2.92%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America, N.A.)(b)(c)	2.19%	07/01/2039	745	745,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Truist Bank)(b)(c)	2.32%	01/01/2034	5,945	5,945,000

				6,690,000

Wisconsin-1.35%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	2.22%	10/01/2042	3,090	3,090,000

TOTAL INVESTMENTS IN SECURITIES(e)(f) -94.08% (Cost $215,877,000)				215,877,000

OTHER ASSETS LESS LIABILITIES-5.92%				13,576,124

NET ASSETS-100.00%				$229,453,124

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $8,240,000, which represented 3.59% of the Fund’s Net Assets.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada 8.3%; United Kingdom 6.9%; Japan 6.1%; Other countries less than 5% each: 4.3%.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

TD Bank, N.A.	5.6%

Northern Trust Co. (The)	5.6

PNC Bank, N.A.	5.3

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	91.8%

8-30	6.6

31-60	1.6

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,441,448,359	$133,116,900	$18,194,250,286	$37,341,062,162	$1,356,189,593	$215,877,000

Repurchase agreements, at value and cost	391,668,085	101,000,000	22,489,101,442	48,757,920,864	-	-

Cash	19,375	-	710,756	983,579	78,638	35,079

Receivable for:
Investments sold	-	-	548,668,115	-	-	13,075,000

Fund shares sold	-	87,000	16,852,266	7,476,439	-	-

Interest	1,964,115	173,966	27,561,801	86,121,462	738,940	648,615

Fund expenses absorbed	37,313	32,400	1,744,510	-	54,458	65,326

Investment for trustee deferred compensation and retirement plans	2,688,319	708,169	1,620,498	739,975	74,208	244,277

Other assets	6,754	132,348	516,985	1,674,555	1,386	48,339

Total assets	1,837,832,320	235,250,783	41,281,026,659	86,195,979,036	1,357,137,223	229,993,636

Liabilities:
Payable for:
Investments purchased	-	-	-	-	9,879,931	-

Fund shares reacquired	-	176,816	3,090,287	4,269,464	-	6,500

Amount due custodian	-	2,848	-	-	-	-

Dividends	5,633,256	390,246	92,186,592	145,385,932	1,852,280	174,016

Accrued fees to affiliates	290,525	44,449	7,871,710	11,084,004	238,921	65,704

Accrued trustees’ and officers’ fees and benefits	4,481	2,926	36,205	77,012	3,868	2,679

Accrued operating expenses	47,662	21,439	243,679	-	13,029	31,340

Trustee deferred compensation and retirement plans	2,877,269	753,601	1,837,203	920,053	85,565	260,273

Total liabilities	8,853,193	1,392,325	105,265,676	161,736,465	12,073,594	540,512

Net assets applicable to shares outstanding	$1,828,979,127	$233,858,458	$41,175,760,983	$86,034,242,571	$1,345,063,629	$229,453,124

Net assets consist of:
Shares of beneficial interest	$1,831,354,980	$234,441,720	$41,178,125,062	$86,059,942,124	$1,345,271,837	$229,672,837

Distributable earnings (loss)	(2,375,853)	(583,262)	(2,364,079)	(25,699,553)	(208,208)	(219,713)

	$1,828,979,127	$233,858,458	$41,175,760,983	$86,034,242,571	$1,345,063,629	$229,453,124

Net Assets:
Institutional Class	$1,819,669,256	$232,387,514	$35,450,224,348	$71,325,123,345	$1,268,187,565	$193,805,989

Private Investment Class	$1,042,790	$332,161	$618,415,066	$742,331,579	$16,661,216	$25,307,654

Personal Investment Class	$10,252	$92,946	$388,631,121	$33,381,231	$11,961,557	$396,032

Cash Management Class	$1,676,277	$467,280	$240,742,041	$625,170,630	$80,071	$3,493,634

Reserve Class	$171,670	$71,322	$658,815,411	$512,205,911	$44,802,872	$5,703,646

Resource Class	$249,687	$394	$76,755,901	$196,305,722	$115,395	$735,736

Corporate Class	$6,059,212	$506,841	$1,887,842,566	$1,565,745,767	$3,254,953	$10,433

CAVU Securities Class	$99,983	$-	$1,854,334,529	$11,033,978,386	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	1,819,297,797	232,378,976	35,450,012,600	71,346,337,427	1,268,330,132	193,784,100

Private Investment Class	1,042,580	332,149	618,409,608	742,552,280	16,663,105	25,304,973

Personal Investment Class	10,250	92,942	388,629,737	33,391,145	11,962,914	395,994

Cash Management Class	1,675,941	467,263	240,741,915	625,356,709	80,079	3,493,246

Reserve Class	171,636	71,319	658,813,165	512,358,049	44,807,951	5,703,138

Resource Class	249,638	394	76,755,057	196,364,021	115,408	735,656

Corporate Class	6,057,994	506,822	1,887,836,389	1,566,211,620	3,255,321	10,432

CAVU Securities Class	99,963	-	1,854,316,343	11,037,257,584	-	-

Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$1,833,286,676	$234,120,176	$40,683,351,728	$86,098,983,026	$1,356,189,593	$215,877,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Investment income:
Interest	$33,876,133	$7,151,703	$708,212,871	$1,395,214,104	$25,472,569	$3,310,770

Expenses:
Advisory fees	1,298,945	287,417	26,911,965	36,209,920	863,058	269,431

Administrative services fees	376,482	88,649	8,043,255	16,157,749	308,915	62,708

Custodian fees	11,976	12,085	712,043	51,850	57,453	2,117

Distribution fees:
Private Investment Class	1,566	537	667,061	972,135	19,594	29,618

Personal Investment Class	27	251	1,134,089	90,606	32,317	2,915

Cash Management Class	681	174	119,391	317,403	31	1,369

Reserve Class	745	305	4,165,559	2,604,658	212,296	45,602

Resource Class	246	-	51,160	138,138	158	601

Corporate Class	245	34	191,872	167,327	1,056	2

Transfer agent fees	77,937	17,245	1,614,718	3,258,893	60,939	12,124

Trustees’ and officers’ fees and benefits	12,531	8,729	92,223	203,275	10,879	8,118

Registration and filing fees	54,047	56,974	978,820	2,003,579	47,828	62,326

Reports to shareholders	-	-	-	-	-	1,005

Professional services fees	23,255	19,395	67,575	22,179	21,273	19,076

Other	46,174	27,959	142,190	112,996	29,592	11,719

Total expenses	1,904,857	519,754	44,891,921	62,310,708	1,665,389	528,731

Less: Fees waived and expenses reimbursed	(342,612)	(173,553)	(6,268,478)	(84,156)	(181,160)	(179,196)

Net expenses	1,562,245	346,201	38,623,443	62,226,552	1,484,229	349,535

Net investment income	32,313,888	6,805,502	669,589,428	1,332,987,552	23,988,340	2,961,235

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	4,162	158	2,730,256	2,283,446	(30,165)	-

Change in net unrealized appreciation of unaffiliated investment securities	73,684	2,084	-	-	-	-

Net realized and unrealized gain (loss)	77,846	2,242	2,730,256	2,283,446	(30,165)	-

Net increase in net assets resulting from operations	$32,391,734	$6,807,744	$672,319,684	$1,335,270,998	$23,958,175	$2,961,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
Operations:
Net investment income	$32,313,888	$9,991,934	$6,805,502	$1,826,985

Net realized gain	4,162	3,959	158	624

Change in net unrealized appreciation (depreciation)	73,684	(406,836)	2,084	(5,126)

Net increase in net assets resulting from operations	32,391,734	9,589,057	6,807,744	1,822,483

Distributions to shareholders from distributable earnings:
Institutional Class	(32,218,847)	(9,973,378)	(6,784,760)	(1,657,807)

Private Investment Class	(17,996)	(6,754)	(5,822)	(1,550)

Personal Investment Class	(164)	(32)	(1,411)	(240)

Cash Management Class	(31,264)	(9,759)	(7,918)	(1,672)

Reserve Class	(2,462)	(378)	(971)	(130)

Resource Class	(4,383)	(1,017)	(8)	(3)

Corporate Class	(36,909)	(112)	(4,612)	(95)

CAVU Securities Class	(1,863)	(504)	-	-

Total distributions from distributable earnings	(32,313,888)	(9,991,934)	(6,805,502)	(1,661,497)

Return of capital:
Institutional Class	-	-	-	(165,120)

Private Investment Class	-	-	-	(154)

Personal Investment Class	-	-	-	(24)

Cash Management Class	-	-	-	(167)

Reserve Class	-	-	-	(13)

Resource Class	-	-	-	(1)

Corporate Class	-	-	-	(9)

Total return of capital	-	-	-	(165,488)

Total distributions	(32,313,888)	(9,991,934)	(6,805,502)	(1,826,985)

Share transactions-net:
Institutional Class	77,909,713	(614,280,688)	(90,087,288)	100,759,349

Private Investment Class	(30,196)	(1,818,407)	(125,154)	(147,861)

Personal Investment Class	4	-	1,540	(1,448)

Cash Management Class	(43,963)	(1,201,217)	98,248	(127,021)

Reserve Class	(3,343)	(40,550)	1,057	(16,775)

Resource Class	1,735	(114,240)	8	1

Corporate Class	6,036,928	(354)	485,652	64

CAVU Securities Class	-	1	-	-

Net increase (decrease) in net assets resulting from share transactions	83,870,878	(617,455,455)	(89,625,937)	100,466,309

Net increase (decrease) in net assets	83,948,724	(617,858,332)	(89,623,695)	100,461,807

Net assets:
Beginning of period	1,745,030,403	2,362,888,735	323,482,153	223,020,346

End of period	$1,828,979,127	$1,745,030,403	$233,858,458	$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:
Net investment income	$669,589,428	$96,074,616	$1,332,987,552	$325,968,052

Net realized gain (loss)	2,730,256	(3,886,562)	2,283,446	(28,543,577)

Net increase in net assets resulting from operations	672,319,684	92,188,054	1,335,270,998	297,424,475

Distributions to shareholders from distributable earnings:
Institutional Class	(581,902,260)	(85,408,911)	(1,124,090,481)	(295,190,284)

Private Investment Class	(7,645,428)	(1,268,453)	(10,946,131)	(2,186,097)

Personal Investment Class	(6,320,398)	(1,167,413)	(501,718)	(110,536)

Cash Management Class	(5,107,835)	(1,843,731)	(13,622,487)	(3,324,668)

Reserve Class	(12,607,423)	(2,122,002)	(8,266,117)	(1,225,131)

Resource Class	(1,108,827)	(267,315)	(3,057,626)	(863,585)

Corporate Class	(25,353,351)	(1,170,294)	(21,689,739)	(2,699,107)

CAVU Securities Class	(29,543,906)	(2,826,497)	(150,813,253)	(20,368,644)

Total distributions from distributable earnings	(669,589,428)	(96,074,616)	(1,332,987,552)	(325,968,052)

Share transactions-net:
Institutional Class	14,027,316,395	4,330,861,644	10,156,276,156	11,726,491,208

Private Investment Class	236,582,670	78,001,581	164,377,949	72,215,877

Personal Investment Class	(192,259,153)	315,801,181	(5,957,939)	29,989,058

Cash Management Class	(154,069,233)	(57,379,422)	(517,510,396)	394,921,370

Reserve Class	(328,669,854)	119,769,440	(86,634,703)	190,502,067

Resource Class	(642,242)	24,190,011	61,306,446	17,158,805

Corporate Class	1,413,797,274	207,510,470	1,023,377,300	(539,261,258)

CAVU Securities Class	1,297,043,776	10,231,626	6,183,737,346	3,411,670,557

Net increase in net assets resulting from share transactions	16,299,099,633	5,028,986,531	16,978,972,159	15,303,687,684

Net increase in net assets	16,301,829,889	5,025,099,969	16,981,255,605	15,275,144,107

Net assets:
Beginning of period	24,873,931,094	19,848,831,125	69,052,986,966	53,777,842,859

End of period	$41,175,760,983	$24,873,931,094	$86,034,242,571	$69,052,986,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:
Net investment income	$23,988,340	$4,933,278	$2,961,235	$629,361

Net realized gain (loss)	(30,165)	(129,607)	-	-

Net increase in net assets resulting from operations	23,958,175	4,803,671	2,961,235	629,361

Distributions to shareholders from distributable earnings:
Institutional Class	(22,764,739)	(4,768,439)	(2,597,193)	(576,238)

Private Investment Class	(259,555)	(48,742)	(243,504)	(26,690)

Personal Investment Class	(173,656)	(29,749)	(7,751)	(2,178)

Cash Management Class	(1,358)	(319)	(37,135)	(11,012)

Reserve Class	(660,979)	(71,516)	(67,697)	(10,273)

Resource Class	(3,661)	(360)	(7,815)	(2,938)

Corporate Class	(124,392)	(14,153)	(140)	(32)

Total distributions from distributable earnings	(23,988,340)	(4,933,278)	(2,961,235)	(629,361)

Share transactions-net:
Institutional Class	166,084,398	38,941,402	(2,953,360)	78,490,605

Private Investment Class	2,096,826	(78,490)	10,542,278	5,209,668

Personal Investment Class	(757,179)	8,907,420	(1,414,442)	133,658

Cash Management Class	1,491	(174,408)	(250,931)	(851,665)

Reserve Class	2,655,507	(32,341,061)	(9,080,916)	(1,439,232)

Resource Class	17,103	198	(24,302)	(716,611)

Corporate Class	(86,382)	(1,691,615)	136	19

Net increase (decrease) in net assets resulting from share transactions	170,011,764	13,563,446	(3,181,537)	80,826,442

Net increase (decrease) in net assets	169,981,599	13,433,839	(3,181,537)	80,826,442

Net assets:
Beginning of period	1,175,082,030	1,161,648,191	232,634,661	151,808,219

End of period	$1,345,063,629	$1,175,082,030	$229,453,124	$232,634,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/23	$1.0002	$0.0175	$0.0001	$0.0176	$(0.0176)	$-	$-	$(0.0176)	$1.0002	1.78%	$250	0.38%(c)	0.42%(c)	3.53%(c)
Year ended 08/31/22	1.0004	0.0039	(0.0000)	0.0039	(0.0041)	-	-	(0.0041)	1.0002	0.39	248	0.26	0.42	0.40
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	362	0.21	0.42	0.01
Year ended 08/31/20	1.0004	0.0106	(0.0006)	0.0100	(0.0098)	-	-	(0.0098)	1.0006	1.01	366	0.37	0.42	1.07
Year ended 08/31/19	1.0004	0.0217	0.0000	0.0217	(0.0217)	-	-	(0.0217)	1.0004	2.19	363	0.38	0.42	2.17
Year ended 08/31/18	1.0002	0.0153	(0.0011)	0.0142	(0.0140)	-	-	(0.0140)	1.0004	1.43	996	0.38	0.43	1.53
Invesco STIC Prime Portfolio
Six months ended 02/28/23	1.0000	0.0185	(0.0005)	0.0180	(0.0180)	-	-	(0.0180)	1.0000	1.82	0	0.34(c)	0.43(c)	3.39(c)
Year ended 08/31/22	1.0000	0.0047	0.0000	0.0047	(0.0043)	-	(0.0004)	(0.0047)	1.0000	0.47	0	0.15	0.44	0.61
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	0	0.13	0.46	0.01
Year ended 08/31/20	1.0001	0.0104	(0.0013)	0.0091	(0.0092)	-	-	(0.0092)	1.0000	0.93	123	0.31	0.42	1.03
Year ended 08/31/19	1.0001	0.0210	0.0001	0.0211	(0.0211)	-	-	(0.0211)	1.0001	2.13	123	0.34	0.41	2.10
Year ended 08/31/18	1.0000	0.0139	(0.0002)	0.0137	(0.0136)	-	-	(0.0136)	1.0001	1.38	186	0.34	0.43	1.39
Invesco Treasury Portfolio
Six months ended 02/28/23	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.73	76,756	0.34(c)	0.37(c)	3.61(c)
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.39	77,390	0.20	0.37	0.40
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	53,210	0.10	0.37	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.79	635,713	0.31	0.37	0.73
Year ended 08/31/19	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	2.04	632,598	0.34	0.37	2.02
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.21	525,418	0.34	0.36	1.21
Invesco Government & Agency Portfolio
Six months ended 02/28/23	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.74	196,306	0.32(c)	0.32(c)	3.53(c)
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.43	135,003	0.20	0.32	0.45
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	117,902	0.08	0.32	0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.81	143,148	0.29	0.31	0.71
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.06	180,617	0.32	0.32	2.04
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.22	232,293	0.31	0.31	1.19
Invesco Treasury Obligations Portfolio
Six months ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	1.68	115	0.34(c)	0.37(c)	3.42(c)
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.36	98	0.21	0.37	0.37
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	98	0.10	0.37	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.80	150	0.33	0.36	0.69
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.01	134	0.34	0.37	1.99
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.19	95	0.34	0.37	1.18
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/23	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	1.04	736	0.36(c)	0.49(c)	2.10(c)
Year ended 08/31/22	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.25	760	0.22	0.53	0.31
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.01	1,477	0.07	0.56	0.01
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	0.65	3,004	0.30	0.50	0.65
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	1.22	1,117	0.36	0.51	1.22
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.85	2,499	0.36	0.54	0.85

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                             Short-Term Investments Trust

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

32                             Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to

33                             Short-Term Investments Trust

increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2023, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

34                             Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	–
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	–
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	–

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended February 28, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation
Invesco Liquid Assets Portfolio	$342,612

Invesco STIC Prime Portfolio	173,553

Invesco Treasury Portfolio	6,268,478

Invesco Government & Agency Portfolio	84,156

Invesco Treasury Obligations Portfolio	181,160

Invesco Tax-Free Cash Reserve Portfolio	179,196

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods,

35                             Short-Term Investments Trust

giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2023, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2023, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$-	$ 15,017,260	$-

Invesco STIC Prime Portfolio	10,011,507	7,808,191	-

Invesco Tax-Free Cash Reserve Portfolio	164,296,012	170,492,689	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

36                             Short-Term Investments Trust

The Funds had a capital loss carryforward as of August 31, 2022, as follows:

	Short-Term	Long-Term
Fund	Not Subject to Expiration	Not Subject to Expiration	Total*

Invesco Liquid Assets Portfolio	$9,051	$-	$9,051

Invesco Treasury Portfolio	3,918,575	-	3,918,575

Invesco Government & Agency Portfolio	28,544,744	-	28,544,744

Invesco Treasury Obligations Portfolio	132,371	24,258	156,629

Invesco Tax-Free Cash Reserve Portfolio	19,092	-	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2023
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$1,833,286,676	$103,511	$(273,743)	$(170,232)
Invesco STIC Prime Portfolio	234,120,176	546	(3,822)	(3,276)
Invesco Treasury Obligations Portfolio	1,356,198,463	-	(8,870)	(8,870)

*

For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

		Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	7,575,148,001	$7,576,878,151	16,021,220,223	$16,021,997,196

Private Investment Class	1,140	1,140	173	173

Cash Management Class	6,118	6,119	1	1

Reserve Class	256	257	7,065	7,068

Resource Class	417	417	-	-

Corporate Class	5,998,343	6,000,042	-	-

CAVU Securities Class	-	-	1	1

Issued as reinvestment of dividends:
Institutional Class	4,247,510	4,248,575	331,500	331,481

Private Investment Class	17,991	17,996	3,597	3,597

Personal Investment Class	4	4	—	—

Cash Management Class	31,256	31,264	5,971	5,971

Reserve Class	2,461	2,461	174	174

Resource Class	4,382	4,383	599	599

Corporate Class	36,900	36,909	70	70

37                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

		Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Institutional Class	(7,501,501,745)	$(7,503,217,013)	(16,635,655,012)	$(16,636,609,365)

Private Investment Class	(49,320)	(49,332)	(1,822,166)	(1,822,177)

Cash Management Class	(81,322)	(81,346)	(1,207,094)	(1,207,189)

Reserve Class	(6,059)	(6,061)	(47,789)	(47,792)

Resource Class	(3,063)	(3,065)	(114,803)	(114,839)

Corporate Class	(23)	(23)	(425)	(424)

Net increase (decrease) in share activity	83,853,247	$83,870,878	(617,277,915)	$(617,455,455)

(a)	42% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

38                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022

	Shares	Amount	Shares	Amount

Sold:
Institutional Class	911,782,582	$911,783,366	1,898,258,845	$1,898,293,281

Private Investment Class	69,416	69,416	66,475	66,475

Personal Investment Class	129	129	45	45

Cash Management Class	200,511	200,511	47,921	47,925

Reserve Class	87	87	1	1

Resource Class	1	1	-	-

Corporate Class	611,040	611,040	-	-

Issued as reinvestment of dividends:
Institutional Class	5,147,362	5,147,362	718,725	718,729

Private Investment Class	5,822	5,822	961	961

Personal Investment Class	1,411	1,411	131	131

Cash Management Class	4,838	4,838	351	351

Reserve Class	971	971	62	62

Resource Class	8	8	1	1

Corporate Class	4,612	4,612	64	64

Reacquired:
Institutional Class	(1,007,016,975)	(1,007,018,016)	(1,798,225,673)	(1,798,252,661)

Private Investment Class	(200,392)	(200,392)	(215,296)	(215,297)

Personal Investment Class	-	-	(1,624)	(1,624)

Cash Management Class	(107,101)	(107,101)	(175,291)	(175,297)

Reserve Class	(1)	(1)	(16,836)	(16,838)

Resource Class	(1)	(1)	-	-

Corporate Class	(130,000)	(130,000)	-	-

Net increase (decrease) in share activity	(89,625,680)	$(89,625,937)	100,458,862	$100,466,309

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

39                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	145,004,051,458	$145,004,051,458	132,066,034,066	$132,066,034,066

Private Investment Class	693,606,770	693,606,770	1,001,410,898	1,001,410,898

Personal Investment Class	1,065,604,266	1,065,604,266	2,236,178,971	2,236,178,971

Cash Management Class	445,291,553	445,291,553	1,488,319,714	1,488,319,714

Reserve Class	2,136,575,113	2,136,575,113	3,559,612,942	3,559,612,942

Resource Class	154,959,401	154,959,401	215,964,855	215,964,855

Corporate Class	7,067,487,198	7,067,487,198	4,502,000,934	4,502,000,934

CAVU Securities Class	10,117,703,630	10,117,703,630	12,888,063,731	12,888,063,731

Issued as reinvestment of dividends:
Institutional Class	188,438,016	188,438,016	10,223,078	10,223,078

Private Investment Class	4,364,973	4,364,973	184,233	184,233

Personal Investment Class	5,687,699	5,687,699	398,914	398,914

Cash Management Class	5,107,835	5,107,835	1,071,516	1,071,516

Reserve Class	12,607,423	12,607,423	971,014	971,014

Resource Class	1,108,827	1,108,827	130,138	130,138

Corporate Class	9,000,585	9,000,585	261,029	261,029

CAVU Securities Class	17,718,130	17,718,130	1,880	1,880

Reacquired:
Institutional Class	(131,165,173,079)	(131,165,173,079)	(127,745,395,500)	(127,745,395,500)

Private Investment Class	(461,389,073)	(461,389,073)	(923,593,550)	(923,593,550)

Personal Investment Class	(1,263,551,118)	(1,263,551,118)	(1,920,776,704)	(1,920,776,704)

Cash Management Class	(604,468,621)	(604,468,621)	(1,546,770,652)	(1,546,770,652)

Reserve Class	(2,477,852,390)	(2,477,852,390)	(3,440,814,516)	(3,440,814,516)

Resource Class	(156,710,470)	(156,710,470)	(191,904,982)	(191,904,982)

Corporate Class	(5,662,690,509)	(5,662,690,509)	(4,294,751,493)	(4,294,751,493)

CAVU Securities Class	(8,838,377,984)	(8,838,377,984)	(12,877,833,985)	(12,877,833,985)

Net increase in share activity	16,299,099,633	$16,299,099,633	5,028,986,531	$5,028,986,531

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	324,869,749,338	$324,869,749,338	454,339,645,288	$454,339,645,288

Private Investment Class	1,126,644,425	1,126,644,425	1,778,974,054	1,778,974,054

Personal Investment Class	58,898,358	58,898,358	97,861,174	97,861,174

Cash Management Class	414,424,303	414,424,303	1,341,733,532	1,341,733,532

Reserve Class	807,114,011	807,114,011	2,373,222,673	2,373,222,673

Resource Class	826,482,205	826,482,205	1,481,464,937	1,481,464,937

Corporate Class	8,128,163,560	8,128,163,560	10,354,778,887	10,354,778,887

CAVU Securities Class	68,062,764,562	68,062,764,562	77,360,488,467	77,360,488,467

Issued as reinvestment of dividends:
Institutional Class	455,040,015	455,040,015	49,592,996	49,592,996

Private Investment Class	7,769,707	7,769,707	747,946	747,946

Personal Investment Class	501,718	501,718	55,691	55,691

Cash Management Class	3,325,117	3,325,117	463,867	463,867

Reserve Class	8,266,117	8,266,117	542,028	542,028

Resource Class	2,777,506	2,777,506	486,110	486,110

Corporate Class	11,198,615	11,198,615	1,161,309	1,161,309

CAVU Securities Class	99,055,148	99,055,148	7,176,754	7,176,754

Reacquired:
Institutional Class	(315,168,513,197)	(315,168,513,197)	(442,662,747,076)	(442,662,747,076)

Private Investment Class	(970,036,183)	(970,036,183)	(1,707,506,123)	(1,707,506,123)

Personal Investment Class	(65,358,015)	(65,358,015)	(67,927,807)	(67,927,807)

Cash Management Class	(935,259,816)	(935,259,816)	(947,276,029)	(947,276,029)

Reserve Class	(902,014,831)	(902,014,831)	(2,183,262,634)	(2,183,262,634)

Resource Class	(767,953,265)	(767,953,265)	(1,464,792,242)	(1,464,792,242)

Corporate Class	(7,115,984,875)	(7,115,984,875)	(10,895,201,454)	(10,895,201,454)

CAVU Securities Class	(61,978,082,364)	(61,978,082,364)	(73,955,994,664)	(73,955,994,664)

Net increase in share activity	16,978,972,159	$16,978,972,159	15,303,687,684	$15,303,687,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,955,044,530	$2,955,044,530	2,034,763,395	$2,034,763,395

Private Investment Class	5,741,484	5,741,484	4,862,034	4,862,034

Personal Investment Class	7,866,493	7,866,493	25,412,787	25,412,787

Cash Management Class	133	133	-	-

Reserve Class	75,864,809	75,864,809	237,156,939	237,156,939

Resource Class	1,257,552	1,257,552	891,607	891,607

Corporate Class	20,654,915	20,654,915	-	-

Issued as reinvestment of dividends:
Institutional Class	13,024,486	13,024,486	1,208,158	1,208,158

Private Investment Class	259,555	259,555	25,960	25,960

Personal Investment Class	173,656	173,656	13,163	13,163

Cash Management Class	1,358	1,358	185	185

Reserve Class	660,979	660,979	26,868	26,868

Resource Class	2,003	2,003	-	-

Corporate Class	121,810	121,810	8,385	8,385

Reacquired:
Institutional Class	(2,801,984,618)	(2,801,984,618)	(1,997,030,151)	(1,997,030,151)

Private Investment Class	(3,904,213)	(3,904,213)	(4,966,484)	(4,966,484)

Personal Investment Class	(8,797,328)	(8,797,328)	(16,518,530)	(16,518,530)

Cash Management Class	-	-	(174,593)	(174,593)

Reserve Class	(73,870,281)	(73,870,281)	(269,524,868)	(269,524,868)

Resource Class	(1,242,452)	(1,242,452)	(891,409)	(891,409)

Corporate Class	(20,863,107)	(20,863,107)	(1,700,000)	(1,700,000)

Net increase in share activity	170,011,764	$170,011,764	13,563,446	$13,563,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 38% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	222,924,718	$222,924,718	264,322,787	$264,322,787

Private Investment Class	36,294,273	36,294,273	8,658,509	8,658,509

Personal Investment Class	1,707,275	1,707,275	4,144,947	4,144,947

Cash Management Class	2,589,877	2,589,877	4,995,075	4,995,075

Reserve Class	13,217,998	13,217,998	44,954,869	44,954,869

Resource Class	537	537	-	-

Corporate Class	49,490	49,490	-	-

Issued as reinvestment of dividends:
Institutional Class	1,792,239	1,792,239	203,648	203,648

Private Investment Class	233,864	233,864	10,734	10,734

Personal Investment Class	7,751	7,751	619	619

Cash Management Class	8,620	8,620	1,959	1,959

Reserve Class	67,697	67,697	2,238	2,238

Resource Class	7,709	7,709	1,890	1,890

Corporate Class	136	136	19	19

Reacquired:
Institutional Class	(227,670,317)	(227,670,317)	(186,035,830)	(186,035,830)

Private Investment Class	(25,985,859)	(25,985,859)	(3,459,575)	(3,459,575)

Personal Investment Class	(3,129,468)	(3,129,468)	(4,011,908)	(4,011,908)

Cash Management Class	(2,849,428)	(2,849,428)	(5,848,699)	(5,848,699)

Reserve Class	(22,366,611)	(22,366,611)	(46,396,339)	(46,396,339)

Resource Class	(32,548)	(32,548)	(718,501)	(718,501)

Corporate Class	(49,490)	(49,490)	-	-

Net increase (decrease) in share activity	(3,181,537)	$(3,181,537)	80,826,442	$80,826,442

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Significant Event

On January 19, 2023, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of Invesco Tax-Free Cash Reserve Portfolio Fund (the “Fund”). In order to effect such liquidation, the Fund closed to investments by new accounts after the close of business on February 24, 2023. The Fund is expected to liquidate on or about April 24, 2023.

43                             Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Resource Class	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,017.80	$1.90	$1,022.91	$1.91	0.38%
Invesco STIC Prime Portfolio	1,000.00	1,018.20	1.70	1,023.11	1.71	0.34
Invesco Treasury Portfolio	1,000.00	1,017.30	1.70	1,023.11	1.71	0.34
Invesco Government & Agency Portfolio	1,000.00	1,017.40	1.60	1,023.21	1.61	0.32
Invesco Treasury Obligations Portfolio	1,000.00	1,016.80	1.70	1,023.11	1.71	0.34
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,010.40	1.79	1,023.01	1.81	0.36

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

44                             Short-Term Investments Trust

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-4

Semiannual Report to Shareholders	February 28, 2023

Private Investment Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Schedules of Investments

25	Financial Statements

31	Financial Highlights

32	Notes to Financial Statements

44	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/28/23

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	12 - 48 days	41 days	47 days	$1.0 million
Invesco STIC Prime[1]	2 - 8 days	3 days	5 days	332.2 thousand
Invesco Treasury[2]	3 - 30 days	26 days	111 days	618.4 million
Invesco Government & Agency[2]	8 - 30 days	23 days	109 days	742.3 million
Invesco Treasury Obligations[2]	29 - 53 days	45 days	103 days	16.7 million
Invesco Tax-Free Cash Reserve[3]	6 - 13 days	6 days	6 days	25.3 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-51.09%(a)

Asset-Backed Securities - Consumer Receivables-1.09%

Old Line Funding LLC (1 mo. FEDL + 0.12%)(b)(c)(d)	4.65%	05/23/2023	$20,000	$20,000,000

Asset-Backed Securities - Fully Supported Bank-12.57%

Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.19%)(b)(c)(d)	4.76%	04/07/2023	40,000	40,006,000

Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(b)(c)(d)	4.66%	04/19/2023	37,108	37,117,871

Lexington Parker Capital Co. LLC (Multi - CEP’s)(b)(c)	4.63%	03/15/2023	20,000	19,961,875

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	4.62%	03/17/2023	39,110	39,025,451

Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.82%	05/02/2023	50,000	49,586,475

Nieuw Amsterdam Receivables Corp B.V. (CEP - Cooperatieve Rabobank U.A.) (Netherlands)(b)(c)	4.68%	04/11/2023	19,500	19,394,417

Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.95%	05/03/2023	25,000	24,788,844

				229,880,933

Diversified Banks-19.40%

Banco Santander S.A. (Spain)(b)(c)	4.94%	05/01/2023	25,000	24,796,778

Banco Santander S.A. (Spain)(b)(c)	4.96%	05/10/2023	10,000	9,906,438

Barclays Bank PLC(b)(c)	4.89%	05/24/2023	10,000	9,886,147

DBS Bank Ltd. (Singapore)(b)(c)	5.18%	06/07/2023	20,000	19,737,925

DNB Bank ASA (Norway)(b)(c)	5.15%	02/01/2024	25,000	23,780,149

DZ Bank AG (Germany)(b)(c)	4.79%	04/11/2023	30,000	29,838,405

Lloyds Bank PLC (United Kingdom)(c)	5.14%	08/01/2023	25,000	24,464,636

National Australia Bank Ltd. (Australia)(b)(c)	5.10%	11/02/2023	40,000	38,606,096

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	4.65%	04/03/2023	50,000	49,781,078

Nordea Bank Abp (Finland)(b)(c)	5.06%	07/03/2023	30,000	29,493,646

Sumitomo Mitsui Trust Bank Ltd.(b)(c)	4.58%	03/06/2023	50,000	49,962,083

Toronto-Dominion Bank (The) (Canada)(b)(c)	0.00%	01/26/2024	25,000	24,934,499

Westpac Banking Corp. (Australia)(b)(c)	5.47%	08/03/2023	20,000	19,580,447

				354,768,327

Diversified Capital Markets-5.98%

Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC)	5.09%	07/12/2023	10,000	9,816,606

Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.80%	04/25/2023	50,000	49,635,222

Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.25%)(c)(d)	4.82%	07/24/2023	30,000	30,005,940

Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	4.62%	03/17/2023	20,000	19,956,556

				109,414,324

Education Services-1.97%

Emory University	4.68%	04/06/2023	36,000	35,983,588

Investment Banking & Brokerage-1.62%

Goldman Sachs International(b)	4.97%	05/24/2023	30,000	29,663,400

Regional Banks-2.73%

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	4.59%	03/24/2023	50,000	49,848,667

Specialized Finance-5.73%

Cabot Trail Funding LLC (CEP - TD Bank N.A.)(b)(c)	4.68%	04/03/2023	25,000	24,890,208

Caterpillar Financial Services Corp.	4.61%	03/02/2023	50,000	49,987,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)

Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.23%)(c)(d)	4.80%	07/24/2023	$20,000	$20,003,960

Ontario Teachers’ Finance Trust (Canada)(b)(c)	5.24%	05/16/2023	10,000	9,898,852

				104,780,498

Total Commercial Paper (Cost $934,507,127)				934,339,737

Certificates of Deposit-23.43%

Bank of America N.A.	5.37%	08/28/2023	40,000	39,989,008

Credit Agricole Corporate & Investment Bank S.A.(c)	4.55%	03/01/2023	69,572	69,571,586

DNB Bank ASA (Norway)(c)	4.55%	03/01/2023	62,000	62,000,000

Mizuho Bank Ltd.(c)	4.57%	03/01/2023	86,000	86,000,000

Oversea-Chinese Banking Corp. Ltd.(c)	4.84%	05/31/2023	25,000	24,998,175

Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	20,000	20,009,854

Skandinaviska Enskilda Banken AB(c)	4.56%	03/01/2023	90,000	90,000,000

Sumitomo Mitsui Trust Bank Ltd.(c)	4.55%	03/01/2023	36,000	36,000,000

Total Certificates of Deposit (Cost $428,571,465)				428,568,623

Variable Rate Demand Notes-4.29%(e)

Credit Enhanced-4.29%

Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	9,100	9,099,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	2,400	2,400,000

Total Variable Rate Demand Notes (Cost $78,539,999)				78,539,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-78.81% (Cost $1,441,618,591)				1,441,448,359

			Repurchase Amount
Repurchase Agreements-21.42%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,104 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,897,590; 0.00% - 8.59%; 09/29/2023 - 10/20/2072)(c)(h)	4.67%	03/01/2023	5,004,540	5,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(c)(h)	4.70%	03/01/2023	20,018,278	20,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $115,105,321 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,499,356; 3.75% - 11.23%; 03/15/2024 - 09/25/2047)(c)(h)	4.71%	03/02/2023	45,041,213	45,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 -02/25/2068)(c)(h)	4.65%	03/02/2023	18,016,275	18,000,000

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $50,006,444 (collateralized by corporate obligations valued at $55,000,360; 3.63% -10.50%; 11/15/2026 - 05/15/2031)	4.64%	03/01/2023	25,003,222	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, non-agency mortgage-backed securities valued at $212,241,452; 0.70% - 11.75%; 05/22/2023 - 05/15/2097)(c)(i)	4.65%	03/01/2023	$15,001,938	$15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 01/04/2023 (collateralized by corporate obligations valued at $110,000,002; 0.00% - 11.50%; 05/30/2023 -02/01/2050)(i)	4.87%	03/01/2023	40,150,956	40,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,752,093; 4.25% - 10.63%; 09/01/2023 -03/01/2033)(i)	4.77%	03/01/2023	7,025,873	7,000,000

RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 -01/15/2077)(c)(h)	4.75%	03/01/2023	15,013,854	15,000,000

Societe Generale, joint open agreement dated 01/04/2023 (collateralized by corporate obligations, a non-agency asset-backed security, a U.S. government sponsored agency obligation and U.S. Treasury obligation valued at $92,137,344; 0.00% - 7.88%; 03/15/2023 - 02/27/2063)(c)(i)	4.68%	03/01/2023	30,003,900	30,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(c)(i)	4.75%	03/01/2023	25,003,299	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.00% - 3.50%; 11/01/2046 - 01/20/2052)	4.56%	03/01/2023	146,686,663	146,668,085

Total Repurchase Agreements (Cost $391,668,085)				391,668,085

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.23% (Cost $1,833,286,676)				1,833,116,444

OTHER ASSETS LESS LIABILITIES-(0.23)%				(4,137,317)

NET ASSETS-100.00%				$1,828,979,127

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $748,388,684, which represented 40.92% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 16.2%; Japan: 14.7%; Cananda: 9.3%; Netherland: 8.1%; Sweden: 6.0%; other countries less than 5% each: 21.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	49.6%

8-30	7.0

31-60	15.7

61-90	9.8

91-180	10.9

181+	7.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-26.41%

Australia and New Zealand Banking Group Ltd. (Cayman Islands)(a)	4.57%	03/01/2023	$9,000	$9,000,000

BNP Paribas S.A. (SOFR + 0.50%)(a)(b)	4.32%	03/08/2023	2,075	2,075,195

Credit Agricole Corporate & Investment Bank S.A.(a)	4.55%	03/01/2023	10,428	10,428,414

DNB Bank ASA (Norway)(a)	4.55%	03/01/2023	8,000	8,000,000

Mizuho Bank Ltd.(a)	4.57%	03/01/2023	9,000	9,000,000

Skandinaviska Enskilda Banken AB(a)	4.56%	03/01/2023	8,000	8,000,000

Standard Chartered Bank (SOFR + 0.30%) (United Kingdom)(a)(b)	4.36%	03/13/2023	6,250	6,250,482

Sumitomo Mitsui Trust Bank Ltd.(a)	4.55%	03/01/2023	9,000	9,000,000

Total Certificates of Deposit (Cost $61,753,946)				61,754,091

Commercial Paper-23.09%(c)

Asset-Backed Securities - Fully Supported Bank-11.56%

Anglesea Funding LLC (Multi - CEP’s)(a)(d)	4.65%	03/08/2023	7,000	6,992,897

Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(a)(b)(d)	4.48%	03/16/2023	7,071	7,071,654

Halkin Finance LLC (Multi - CEP’s)(a)(d)	4.77%	03/30/2023	7,000	6,973,196

Nieuw Amsterdam Receivables Corp B.V. (CEP - Cooperatieve Rabobank U.A.)(a)(d)	4.53%	03/03/2023	6,000	5,997,708

				27,035,455

Diversified Banks-4.27%

Westpac Banking Corp. (SOFR + 0.50%) (Australia)(a)(b)(d)	4.32%	03/21/2023	10,000	10,002,359

Diversified Capital Markets-2.14%

Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(d)	4.58%	03/01/2023	5,000	4,999,364

Integrated Oil & Gas-2.99%

TotalEnergies Capital Canada Ltd. (Canada)(a)(d)	4.61%	03/02/2023	7,000	6,998,250

Specialized Finance-2.13%

Cabot Trail Funding LLC (CEP - TD Bank N.A.)(a)(d)	4.68%	04/04/2023	5,000	4,977,381

Total Commercial Paper (Cost $54,016,230)				54,012,809

Variable Rate Demand Notes-7.42%(e)

Credit Enhanced-7.42%

Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	5,000	5,000,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(d)(f)	4.90%	04/01/2047	5,000	5,000,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	2,950	2,950,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(d)(f)	4.67%	01/01/2033	4,400	4,400,000

Total Variable Rate Demand Notes (Cost $17,350,000)				17,350,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-56.92% (Cost $133,120,176)				133,116,900

			Repurchase Amount
Repurchase Agreements-43.19%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 -10/20/2072)(a)(h)	4.70%	03/01/2023	8,007,311	8,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 - 02/25/2068)(a)(h)	4.65%	03/02/2023	$5,004,521	$5,000,000

BofA Securities, Inc., joint term agreement dated 02/28/2023, aggregate maturing value of $250,032,222 (collateralized by corporate obligations valued at $275,000,783; 2.30% - 11.50%; 04/15/2025 - 06/01/2052)(h)(i)	4.64%	03/07/2023	5,000,644	5,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,752,093; 4.25% - 10.63%; 09/01/2023 - 03/01/2033)(j)	4.77%	03/01/2023	8,029,569	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 0.99% - 6.50%; 01/01/2024 - 07/25/2059)	4.55%	03/01/2023	15,001,896	15,000,000

RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 - 01/15/2077)(a)(h)	4.75%	03/01/2023	10,009,236	10,000,000

RBC Dominion Securities Inc., joint agreement dated 02/28/2023, aggregate maturing value of $500,063,194 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,004; 0.00% - 6.00%; 07/15/2023 - 01/20/2053)	4.55%	03/01/2023	15,001,896	15,000,000

Societe Generale, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,098; 0.13% - 7.50%; 03/01/2027 - 03/01/2053)	4.55%	03/01/2023	15,001,896	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(a)(j)	4.75%	03/01/2023	5,000,660	5,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2023, aggregate maturing value of $800,101,333 (collateralized by agency mortgage-backed securities valued at $816,000,000; 1.50% - 7.50%; 12/01/2023 - 03/01/2053)	4.56%	03/01/2023	15,001,900	15,000,000

Total Repurchase Agreements (Cost $101,000,000)				101,000,000

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.11% (Cost $234,120,176)				234,116,900

OTHER ASSETS LESS LIABILITIES-(0.11)%				(258,442)

NET ASSETS-100.00%				$233,858,458

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France 18.6%; Japan 9.8%; Canada 9.8%; Australia 8.1%; Netherlands 5.6%; other countries less than 5% each: 11.6%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $63,412,809, which represented 27.12% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	81.0%

8-30	16.9

31-60	2.1

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-44.18%

U.S. Treasury Bills-30.14%(a)

U.S. Treasury Bills	4.55%	03/09/2023	$200,000	$199,798,889

U.S. Treasury Bills	4.54%	03/14/2023	700,000	698,857,445

U.S. Treasury Bills	4.32%	03/16/2023	550,000	549,021,458

U.S. Treasury Bills	4.53%-4.54%	03/21/2023	1,800,000	1,795,490,498

U.S. Treasury Bills	4.56%	03/28/2023	450,000	448,472,812

U.S. Treasury Bills	4.54%	04/04/2023	675,000	672,128,062

U.S. Treasury Bills	4.47%-4.63%	04/11/2023	1,200,000	1,193,758,886

U.S. Treasury Bills	4.51%	04/18/2023	499,000	496,045,919

U.S. Treasury Bills	4.49%	04/25/2023	400,000	397,295,834

U.S. Treasury Bills	4.63%	04/27/2023	120,000	119,130,750

U.S. Treasury Bills	4.62%	05/02/2023	500,000	496,081,944

U.S. Treasury Bills	4.65%	05/04/2023	600,000	595,098,666

U.S. Treasury Bills	4.64%	05/09/2023	500,000	495,620,417

U.S. Treasury Bills	4.64%	05/11/2023	750,000	743,210,625

U.S. Treasury Bills	4.68%	05/23/2023	600,000	593,622,833

U.S. Treasury Bills	4.69%	05/30/2023	400,000	395,379,999

U.S. Treasury Bills	4.70%	06/06/2023	675,000	666,588,281

U.S. Treasury Bills	4.75%	07/06/2023	300,000	295,094,625

U.S. Treasury Bills	4.78%	11/30/2023	176,500	170,380,990

U.S. Treasury Bills	4.73%-4.83%	12/28/2023	500,000	480,831,389

U.S. Treasury Bills	4.68%-4.87%	01/25/2024	950,000	910,752,917

				12,412,663,239

U.S. Treasury Floating Rate Notes-14.04%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	1,945,500	1,944,968,479

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	2,589,000	2,586,191,922

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	1,250,000	1,250,426,646

				5,781,587,047

Total U.S. Treasury Securities (Cost $18,194,250,286)				18,194,250,286

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.18% (Cost $18,194,250,286)				18,194,250,286

			Repurchase Amount
Repurchase Agreements-54.62%(c)

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $600,066,667 (collateralized by U.S. Treasury obligations valued at $612,000,086; 0.13% - 1.13%; 01/15/2024 - 01/15/2033)	4.00%	03/01/2023	200,022,222	200,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023, aggregate maturing value of $3,002,654,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,083; 0.13% - 1.13%; 07/15/2023 - 01/15/2033)(d)	4.55%	03/01/2023	1,801,592,500	1,800,000,000

Federal Reserve Bank of New York, joint agreement dated 02/28/2023, aggregate maturing value of $50,006,319,444 (collateralized by U.S. Treasury obligations valued at $50,006,319,596; 0.25% - 4.50%; 10/31/2023 - 08/15/2039)	4.55%	03/01/2023	12,801,617,778	12,800,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $300,035,833 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.88% - 4.84%; 07/31/2023 - 02/15/2032)	4.30%	03/01/2023	$100,011,944	$100,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $4,000,505,556 (collateralized by U.S. Treasury obligations valued at $4,080,000,087; 0.00% - 4.38%; 06/13/2023 - 02/15/2048)	4.55%	03/01/2023	1,500,189,583	1,500,000,000

Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,065; 1.88% - 2.88%; 05/15/2051 - 05/15/2052)	4.55%	03/01/2023	500,063,194	500,000,000

Goldman Sachs & Co., agreement dated 02/28/2023, maturing value of $1,500,190,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,003; 0.00% - 5.25%; 11/15/2023 - 08/15/2051)	4.56%	03/01/2023	1,500,190,000	1,500,000,000

Goldman Sachs & Co., joint agreement dated 02/28/2023, aggregate maturing value of $1,295,098,924 (collateralized by U.S. Treasury obligations valued at $1,320,900,062; 0.00% - 5.38%; 03/02/2023 - 08/15/2052)	2.75%	03/01/2023	450,034,375	450,000,000

ING Financial Markets, LLC, term agreement dated 02/28/2023, maturing value of $100,088,472 (collateralized by U.S. Treasury obligations valued at $102,000,049; 0.00% - 4.50%; 06/15/2023 - 11/15/2050)(d)	4.55%	03/07/2023	100,088,472	100,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/22/2023, aggregate maturing value of $350,316,644 (collateralized by U.S. Treasury obligations valued at $359,869,294; 0.00%; 08/15/2027 -08/15/2046)(d)	4.57%	03/01/2023	100,088,861	100,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $1,802,662,944 (collateralized by U.S. Treasury obligations valued at $1,838,431,196; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(d)	4.57%	03/01/2023	672,959,969	672,362,500

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/22/2023, maturing value of $100,088,569 (collateralized by U.S. Treasury obligations valued at $102,012,845; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	4.56%	03/01/2023	100,088,569	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2023, maturing value of $896,209,130 (collateralized by U.S. Treasury obligations valued at $912,399,598; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	4.56%	03/01/2023	896,209,130	896,095,625

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,395; 0.00% - 4.00%; 03/28/2023 - 08/15/2052)(e)	4.55%	03/01/2023	75,009,479	75,000,000

Societe Generale, joint term agreement dated 02/23/2023, aggregate maturing value of $1,001,773,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,026; 0.13% - 4.13%; 05/31/2023 - 08/31/2029)	4.56%	03/09/2023	400,709,333	400,000,000

Standard Chartered Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,128,928; 0.00% - 6.00%; 05/31/2023 -11/15/2052)	4.55%	03/01/2023	250,031,597	250,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 -08/15/2031)	4.55%	03/01/2023	1,045,775,475	1,045,643,317

Total Repurchase Agreements (Cost $22,489,101,442)				22,489,101,442

TOTAL INVESTMENTS IN SECURITIES-98.80% (Cost $40,683,351,728)				40,683,351,728

OTHER ASSETS LESS LIABILITIES-1.20%				492,409,255

NET ASSETS-100.00%				$41,175,760,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	54.7%

8-30	10.0

31-60	7.0

61-90	7.1

91-180	3.3

181+	17.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-37.65%

U.S. Treasury Bills-23.42%(a)

U.S. Treasury Bills	4.53%	03/21/2023	$827,880	$825,805,701

U.S. Treasury Bills	4.53%-4.56%	03/28/2023	2,450,000	2,441,698,905

U.S. Treasury Bills	4.54%	04/04/2023	2,000,000	1,991,490,553

U.S. Treasury Bills	4.46%	04/06/2023	470,000	467,927,300

U.S. Treasury Bills	4.63%	04/11/2023	2,040,000	2,029,312,660

U.S. Treasury Bills	4.51%	04/18/2023	2,500,000	2,485,199,998

U.S. Treasury Bills	4.61%	04/20/2023	1,200,000	1,192,400,000

U.S. Treasury Bills	4.49%	04/25/2023	1,300,000	1,291,211,460

U.S. Treasury Bills	4.63%	04/27/2023	1,100,000	1,092,031,875

U.S. Treasury Bills	4.65%	05/04/2023	2,000,000	1,983,662,221

U.S. Treasury Bills	4.64%	05/11/2023	1,410,000	1,397,235,975

U.S. Treasury Bills	4.69%	05/30/2023	445,000	439,860,249

U.S. Treasury Bills	4.70%	06/06/2023	1,100,000	1,086,292,014

U.S. Treasury Bills	4.12%-4.52%	10/05/2023	240,000	233,818,882

U.S. Treasury Bills	4.78%	11/30/2023	45,000	43,439,912

U.S. Treasury Bills	4.68%	01/25/2024	1,200,000	1,150,829,997

				20,152,217,702

U.S. Treasury Floating Rate Notes-14.23%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	10/31/2023	431,679	431,694,009

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	4.79%	01/31/2024	180,000	179,971,503

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	4.73%	04/30/2024	3,564,000	3,561,449,655

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	3,323,400	3,321,978,999

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	3,834,800	3,830,307,536

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	915,000	915,650,639

				12,241,052,341

Total U.S. Treasury Securities (Cost $32,393,270,043)				32,393,270,043

U.S. Government Sponsored Agency Securities-5.75%

Federal Farm Credit Bank (FFCB)-3.37%

Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.57%	06/12/2023	75,000	75,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	07/07/2023	143,000	143,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/08/2023	155,000	155,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/18/2023	21,500	21,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/27/2023	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	12/15/2023	24,500	24,499,020

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.61%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	02/05/2024	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	02/20/2024	$80,000	$80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	03/15/2024	431,000	431,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	03/18/2024	445,000	445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/24/2024	62,000	62,000,000

				2,898,499,020

Federal Home Loan Bank (FHLB)-2.18%(a)

Federal Home Loan Bank	4.81%	07/14/2023	800,000	785,899,999

Federal Home Loan Bank	5.01%	01/12/2024	213,000	204,015,956

Federal Home Loan Bank	5.02%	02/09/2024	926,000	883,581,484

				1,873,497,439

U.S. International Development Finance Corp. (DFC)-0.20%

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	06/15/2025	12,000	12,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.46%	07/15/2025	13,056	13,055,558

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2025	2,895	2,894,737

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.65%	09/15/2026	6,250	6,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2026	3,750	3,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.46%	09/30/2027	10,364	10,363,637

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	02/15/2028	11,111	11,111,111

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	11/15/2028	52,273	52,272,728

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	05/15/2030	6,734	6,734,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	10/15/2030	6,889	6,888,889

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.47%	07/09/2026	17,850	17,850,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	03/15/2030	32,625	32,625,000

				175,795,660

Total U.S. Government Sponsored Agency Securities (Cost $4,947,792,119)				4,947,792,119

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-43.40% (Cost $37,341,062,162)				37,341,062,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements-56.68%(d)

Bank of Nova Scotia, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 0.00% - 4.38%; 03/16/2023 - 02/15/2050)	4.55%	03/01/2023	$924,801,150	$924,684,280

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $1,195,151,035 (collateralized by agency mortgage-backed securities valued at $1,218,900,000; 1.81% - 6.50%; 10/25/2031 -09/20/2072)	4.55%	03/01/2023	735,092,896	735,000,000

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $600,066,667 (collateralized by U.S. Treasury obligations valued at $612,000,086; 0.13% - 1.13%; 01/15/2024 - 01/15/2033)	4.00%	03/01/2023	400,044,444	400,000,000

CIBC World Markets Corp., joint term agreement dated 02/16/2023, aggregate maturing value of $501,583,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,130; 1.50% - 8.50%; 01/01/2024 -03/01/2053)(e)	4.56%	03/13/2023	300,950,000	300,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023, aggregate maturing value of $3,002,654,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,083; 0.13% - 1.13%; 07/15/2023 - 01/15/2033)(e)	4.55%	03/01/2023	1,000,884,722	1,000,000,000

Federal Reserve Bank of New York, joint agreement dated 02/28/2023, aggregate maturing value of $50,006,319,444 (collateralized by U.S. Treasury obligations valued at $50,006,319,596; 0.25% - 4.50%; 10/31/2023 - 08/15/2039)	4.55%	03/01/2023	32,704,132,917	32,700,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $300,035,833 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.88% - 4.84%; 07/31/2023 - 02/15/2032)	4.30%	03/01/2023	200,023,889	200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $4,000,505,556 (collateralized by U.S. Treasury obligations valued at $4,080,000,087; 0.00% - 4.38%; 06/13/2023 - 02/15/2048)	4.55%	03/01/2023	2,500,315,972	2,500,000,000

Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,065; 1.88% - 2.88%; 05/15/2051 - 05/15/2052)	4.55%	03/01/2023	100,012,639	100,000,000

Goldman Sachs & Co., agreement dated 02/28/2023, maturing value of $1,500,190,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.00% - 6.25%; 03/23/2023 - 02/15/2048)	4.56%	03/01/2023	1,500,190,000	1,500,000,000

Goldman Sachs & Co., joint agreement dated 02/28/2023, aggregate maturing value of $1,295,098,924 (collateralized by U.S. Treasury obligations valued at $1,320,900,062; 0.00% - 5.38%; 03/02/2023 - 08/15/2052)	2.75%	03/01/2023	845,064,549	845,000,000

ING Financial Markets, LLC, joint term agreement dated 02/02/2023, aggregate maturing value of $251,551,667 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.00% - 6.50%; 08/01/2028 -02/01/2053)	4.56%	03/23/2023	85,527,567	85,000,000

ING Financial Markets, LLC, term agreement dated 02/02/2023, maturing value of $301,862,000 (collateralized by agency mortgage-backed securities valued at $306,000,000; 2.00% - 6.00%; 11/01/2029 - 02/01/2053)	4.56%	03/23/2023	301,862,000	300,000,000

ING Financial Markets, LLC, term agreement dated 02/02/2023, maturing value of $503,103,333 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 7.00%; 03/01/2028 - 01/01/2057)	4.56%	03/23/2023	503,103,333	500,000,000

ING Financial Markets, LLC, term agreement dated 02/13/2023, maturing value of $251,205,972 (collateralized by agency mortgage-backed securities and a U.S. Treasury obligation valued at $255,000,070; 2.00% - 5.50%; 06/01/2047 - 01/01/2053)	4.57%	03/23/2023	251,205,972	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 02/27/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.38% - 7.50%; 09/01/2025 - 08/01/2056)(f)	4.57%	03/01/2023	$785,199,303	$785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/22/2023, aggregate maturing value of $350,316,644 (collateralized by U.S. Treasury obligations valued at $359,869,294; 0.00%; 08/15/2027 -08/15/2046)(e)	4.57%	03/01/2023	170,152,002	170,000,937

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $1,802,662,944 (collateralized by U.S. Treasury obligations valued at $1,838,431,196; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(e)	4.57%	03/01/2023	952,908,513	952,062,500

Prudential Insurance Co. of America, agreement dated 02/28/2023, maturing value of $144,194,512 (collateralized by U.S. Treasury obligations valued at $146,949,280; 0.00%; 05/15/2037 - 08/15/2042)	4.56%	03/01/2023	144,194,512	144,176,250

RBC Dominion Securities Inc., joint term agreement dated 02/02/2023, aggregate maturing value of $2,767,068,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,805,000,000; 0.13% - 5.50%; 03/31/2023 - 02/20/2053)(e)	4.56%	03/23/2023	1,076,641,133	1,070,000,000

Royal Bank of Canada, term agreement dated 02/02/2023, maturing value of $1,006,206,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,039; 0.00% - 6.50%; 12/31/2025 - 02/01/2053)(e)	4.56%	03/23/2023	1,006,206,667	1,000,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,395; 0.00% - 4.00%; 03/28/2023 - 08/15/2052)(f)	4.55%	03/01/2023	100,012,639	100,000,000

Societe Generale, joint term agreement dated 02/23/2023, aggregate maturing value of $1,001,773,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,026; 0.13% - 4.13%; 05/31/2023 - 08/31/2029)	4.56%	03/09/2023	375,665,000	375,000,000

Standard Chartered Bank, agreement dated 02/28/2023, maturing value of $150,018,958 (collateralized by agency mortgage-backed securities valued at $153,019,338; 3.00% - 4.50%; 07/20/2049 - 10/20/2052)	4.55%	03/01/2023	150,018,958	150,000,000

Standard Chartered Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,128,928; 0.00% - 6.00%; 05/31/2023 -11/15/2052)	4.55%	03/01/2023	750,094,792	750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 -08/15/2031)	4.55%	03/01/2023	702,085,622	701,996,897

TD Securities (USA) LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $350,309,993 (collateralized by agency mortgage-backed securities valued at $357,000,000; 2.00% - 4.00%; 05/01/2041 -05/01/2052)(e)	4.56%	03/01/2023	220,194,853	220,000,000

Total Repurchase Agreements (Cost $48,757,920,864)				48,757,920,864

TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $86,098,983,026)				86,098,983,026

OTHER ASSETS LESS LIABILITIES-(0.08)%				(64,740,455)

NET ASSETS-100.00%				$86,034,242,571

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate VRD -Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	56.1%

8-30	5.2

31-60	11.4

61-90	4.5

91-180	2.4

181+	20.4

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-100.83%

U.S. Treasury Bills-85.74%(a)

U.S. Treasury Bills	4.33%	03/02/2023	$20,000	$19,997,620

U.S. Treasury Bills	4.34%-4.51%	03/07/2023	110,700	110,618,265

U.S. Treasury Bills	4.32%-4.48%	03/09/2023	9,700	9,690,542

U.S. Treasury Bills	4.49%-4.54%	03/14/2023	86,700	86,559,909

U.S. Treasury Bills	4.53%-4.55%	03/21/2023	135,900	135,559,358

U.S. Treasury Bills	4.53%-4.56%	03/28/2023	72,500	72,253,676

U.S. Treasury Bills	4.40%	03/30/2023	51,000	50,821,288

U.S. Treasury Bills	4.50%-4.55%	04/04/2023	111,200	110,727,059

U.S. Treasury Bills	4.46%	04/06/2023	50,000	49,779,500

U.S. Treasury Bills	4.46%-4.63%	04/11/2023	80,000	79,587,722

U.S. Treasury Bills	4.61%	04/13/2023	22,150	22,029,356

U.S. Treasury Bills	4.68%	04/18/2023	41,000	40,745,800

U.S. Treasury Bills	4.69%	04/25/2023	65,000	64,537,603

U.S. Treasury Bills	4.65%	05/04/2023	60,000	59,509,867

U.S. Treasury Bills	4.64%	05/09/2023	16,000	15,859,853

U.S. Treasury Bills	4.64%	05/11/2023	40,000	39,637,900

U.S. Treasury Bills	4.74%	05/18/2023	26,000	25,736,360

U.S. Treasury Bills	4.78%	05/25/2023	20,000	19,777,111

U.S. Treasury Bills	4.75%	06/01/2023	10,000	9,879,931

U.S. Treasury Bills	4.70%	06/06/2023	35,000	34,563,837

U.S. Treasury Bills	4.64%	06/08/2023	15,000	14,812,931

U.S. Treasury Bills	4.77%	06/13/2023	33,000	32,551,933

U.S. Treasury Bills	3.01%	07/13/2023	6,000	5,934,764

U.S. Treasury Bills	4.80%	07/20/2023	10,000	9,816,504

U.S. Treasury Bills	4.12%	10/05/2023	6,000	5,856,302

U.S. Treasury Bills	4.68%-4.86%	01/25/2024	27,500	26,364,091

				1,153,209,082

U.S. Treasury Floating Rate Notes-14.16%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	4.84%	04/30/2023	19,000	19,000,127

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	4.84%	07/31/2023	17,500	17,500,177

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	10/31/2023	30,000	30,000,345

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	4.79%	01/31/2024	8,000	7,998,734

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	4.73%	04/30/2024	25,500	25,482,209

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	32,000	31,984,058

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	49,000	48,958,037

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	9,500	9,506,755

				190,430,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-0.93%
TOTAL INVESTMENTS IN SECURITIES-100.83% (Cost $1,356,189,593)				1,356,189,593

OTHER ASSETS LESS LIABILITIES-(0.83)%				(11,125,964)

NET ASSETS-100.00%				$1,345,063,629

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	9.6%

8-30	26.1

31-60	27.0

61-90	13.3

91-180	9.3

181+	14.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-94.08%

Alabama-3.55%

Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America, N.A.)(a)(b)(c)	2.14%	05/01/2041	$3,240	$3,240,000

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(b)(c)(d)	2.25%	07/01/2040	4,910	4,910,000

				8,150,000

Arizona-2.72%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC - Bank of America, N.A.)(b)(c)	1.40%	01/01/2046	6,250	6,250,000

California-0.87%

Los Angeles County Capital Asset Leasing Corp.; Series B, Commercial Paper Notes	2.00%	03/01/2023	2,000	2,000,000

Connecticut-2.47%

Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2017 A, Ref. VRD RB(b)	2.20%	07/01/2042	5,660	5,660,000

Delaware-0.95%

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.21%	05/01/2036	2,180	2,180,000

District of Columbia-3.29%

District of Columbia; Series 2022 A, Commercial Paper Notes(d)	2.43%	03/15/2023	3,000	3,000,000

District of Columbia (Georgetown University);
Series 2007 C-2, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.19%	04/01/2041	1,200	1,200,000

Series 2009 C, Ref. VRD RB (LOC - Bank of Tokyo Mitsubishi UFJ)(b)(c)(d)	2.19%	04/01/2042	3,350	3,350,000

				7,550,000

Florida-4.09%

Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	2.25%	06/01/2048	2,485	2,485,000

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.11%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.23%	07/01/2032	4,175	4,175,000

				9,385,000

Georgia-4.54%

Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.21%	11/01/2030	1,450	1,450,000

Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2022 B, VRD RB (SIFMA Municipal Swap Index + 0.03%)(b)	2.00%	09/01/2052	8,975	8,975,000

				10,425,000

Idaho-0.44%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2018 C, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.40%	03/01/2048	1,000	1,000,000

Illinois-7.33%

Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	2.21%	10/01/2033	2,625	2,625,000

Illinois (State of) Educational Facilities Authority (Augustana College); Series 2003 B, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.24%	10/01/2032	1,600	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.15%	01/01/2037	$2,800	$2,800,000

Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-2, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.50%	08/01/2043	1,000	1,000,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.45%	06/01/2034	2,960	2,960,000

Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD RB (LOC - FHLMC)(b)(c)	2.17%	01/01/2041	4,835	4,835,000

University of Illinois (Illinois Health Services); Series 1997 B, VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	2.50%	10/01/2026	1,000	1,000,000

				16,820,000

Indiana-3.31%

Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	2.28%	08/01/2037	4,950	4,950,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 C, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.05%	11/01/2039	2,635	2,635,000

				7,585,000

Iowa-2.18%

Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB (LOC - Korea Devlopment Bank)(a)(b)(c)(d)	2.24%	12/01/2041	5,000	5,000,000

Kentucky-1.61%

Boyle (County of), KY (Centre College); Series 2008 A, Ref. VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.20%	06/01/2037	3,700	3,700,000

Louisiana-3.79%

Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	2.50%	09/01/2033	1,000	1,000,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	2.45%	07/01/2047	6,605	6,605,000

Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	2.10%	07/01/2047	1,100	1,100,000

				8,705,000

Maryland-2.10%

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.45%	07/01/2041	4,810	4,810,000

Massachusetts-2.51%

Massachusetts (Commonwealth of) Development Finance Agency (Boston University);
Series 2008 U-6C, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.35%	10/01/2042	700	700,000

Series 2008 U-6E, Ref. VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.35%	10/01/2042	5,050	5,050,000

				5,750,000

Minnesota-3.12%

Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	2.29%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	2.20%	11/01/2035	3,600	3,600,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	2.20%	10/01/2033	2,385	2,385,000

				7,160,000

Mississippi-3.97%

Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(b)	1.40%	06/01/2023	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi-(continued)

Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 E, VRD IDR(b)	2.04%	12/01/2030	$4,000	$4,000,000

Series 2010 C, VRD IDR(b)	1.40%	11/01/2035	595	595,000

Series 2010 J, VRD IDR(b)	1.38%	11/01/2035	1,000	1,000,000

Series 2010 C, VRD IDR(b)	1.40%	11/01/2035	3,320	3,320,000

				9,115,000

Missouri-2.29%

Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	2.23%	11/01/2037	1,175	1,175,000

Kansas City (City of), MO (H Roe Bartle Convention Center);
Series 2008 F, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.24%	04/15/2025	1,915	1,915,000

Series 2008 E, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.24%	04/15/2034	900	900,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	2.38%	08/01/2038	1,260	1,260,000

				5,250,000

New York-5.36%

Metropolitan Transportation Authority;
Subseries 2012 G-1, VRD RB (LOC - Barclays Bank PLC)(b)(c)(d)	1.35%	11/01/2032	3,800	3,800,000

Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.20%	11/15/2046	4,510	4,510,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(b)(c)(d)	2.40%	05/01/2039	4,000	4,000,000

				12,310,000

North Carolina-5.63%

Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(b)	1.40%	01/15/2048	2,500	2,500,000

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(b)	1.40%	01/15/2037	4,000	4,000,000

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	2.20%	06/01/2027	6,425	6,425,000

				12,925,000

Ohio-1.73%

Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	2.20%	08/02/2038	2,650	2,650,000

Ohio State University (The); Series 2014 B-1, VRD RB(b)	2.41%	12/01/2039	1,310	1,310,000

				3,960,000

Oregon-0.49%

Oregon (State of) Department of Transportation; Series A-2, Commercial Paper Notes(d)	2.80%	03/21/2023	1,000	1,000,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2018 A, Ref. VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.40%	08/01/2034	125	125,000

				1,125,000

Pennsylvania-1.74%

Philadelphia (City of), PA; Series A, Commercial Paper Notes(d)	2.55%	03/23/2023	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-17.41%
Board of Regents of the University of Texas System;
Series 2008 B, VRD RB(b)	2.15%	08/01/2025	$1,115	$1,115,000

Series 2008 A, VRD RB(b)	2.10%	07/01/2037	2,425	2,425,000

Series A, Commercial Paper Notes	3.20%	03/03/2023	2,500	2,500,000

Garland (City of), TX; Series 2021, Commercial Paper Notes(d)	2.60%	03/01/2023	5,000	5,000,000

Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(b)	1.40%	11/01/2041	6,450	6,450,000

Harris County Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, Ref. VRD RB(b)	1.45%	12/01/2041	4,185	4,185,000

Houston (City of), TX; Series H-2, Commercial Paper Notes	2.85%	03/09/2023	7,000	7,000,000

Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil); Series 2011, VRD RB(b)	1.36%	11/01/2051	3,182	3,182,000

Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas); Series 2008 A, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.45%	10/01/2041	1,480	1,480,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	2.29%	05/01/2042	3,020	3,020,000

Texas A&M University; Series B, Commercial Paper Notes	3.25%	04/05/2023	3,600	3,600,000

				39,957,000

Virginia-1.00%
Loudoun (County of), VA Economic Development Authority (Jack Kent Cooke Foundation); Series 2004, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.25%	06/01/2034	2,300	2,300,000

Washington-1.32%
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	2.21%	11/01/2047	3,025	3,025,000

West Virginia-2.92%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America, N.A.)(b)(c)	2.19%	07/01/2039	745	745,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Truist Bank)(b)(c)	2.32%	01/01/2034	5,945	5,945,000

				6,690,000

Wisconsin-1.35%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	2.22%	10/01/2042	3,090	3,090,000

TOTAL INVESTMENTS IN SECURITIES(e)(f)-94.08% (Cost $215,877,000)				215,877,000

OTHER ASSETS LESS LIABILITIES-5.92%				13,576,124

NET ASSETS-100.00%				$229,453,124

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $8,240,000, which represented 3.59% of the Fund’s Net Assets.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada 8.3%; United Kingdom 6.9%; Japan 6.1%; Other countries less than 5% each: 4.3%.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

TD Bank, N.A.	5.6%

Northern Trust Co. (The)	5.6

PNC Bank, N.A.	5.3

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	91.8%

8-30	6.6

31-60	1.6

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Assets:

Investments in unaffiliated securities, at value	$1,441,448,359	$133,116,900	$18,194,250,286	$37,341,062,162	$1,356,189,593	$215,877,000

Repurchase agreements, at value and cost	391,668,085	101,000,000	22,489,101,442	48,757,920,864	-	-

Cash	19,375	-	710,756	983,579	78,638	35,079

Receivable for:
Investments sold	-	-	548,668,115	-	-	13,075,000

Fund shares sold	-	87,000	16,852,266	7,476,439	-	-

Interest	1,964,115	173,966	27,561,801	86,121,462	738,940	648,615

Fund expenses absorbed	37,313	32,400	1,744,510	-	54,458	65,326

Investment for trustee deferred compensation and retirement plans	2,688,319	708,169	1,620,498	739,975	74,208	244,277

Other assets	6,754	132,348	516,985	1,674,555	1,386	48,339

Total assets	1,837,832,320	235,250,783	41,281,026,659	86,195,979,036	1,357,137,223	229,993,636

Liabilities:

Payable for:
Investments purchased	-	-	-	-	9,879,931	-

Fund shares reacquired	-	176,816	3,090,287	4,269,464	-	6,500

Amount due custodian	-	2,848	-	-	-	-

Dividends	5,633,256	390,246	92,186,592	145,385,932	1,852,280	174,016

Accrued fees to affiliates	290,525	44,449	7,871,710	11,084,004	238,921	65,704

Accrued trustees’ and officers’ fees and benefits	4,481	2,926	36,205	77,012	3,868	2,679

Accrued operating expenses	47,662	21,439	243,679	-	13,029	31,340

Trustee deferred compensation and retirement plans	2,877,269	753,601	1,837,203	920,053	85,565	260,273

Total liabilities	8,853,193	1,392,325	105,265,676	161,736,465	12,073,594	540,512

Net assets applicable to shares outstanding	$1,828,979,127	$233,858,458	$41,175,760,983	$86,034,242,571	$1,345,063,629	$229,453,124

Net assets consist of:

Shares of beneficial interest	$1,831,354,980	$234,441,720	$41,178,125,062	$86,059,942,124	$1,345,271,837	$229,672,837

Distributable earnings (loss)	(2,375,853)	(583,262)	(2,364,079)	(25,699,553)	(208,208)	(219,713)

	$1,828,979,127	$233,858,458	$41,175,760,983	$86,034,242,571	$1,345,063,629	$229,453,124

Net Assets:

Institutional Class	$1,819,669,256	$232,387,514	$35,450,224,348	$71,325,123,345	$1,268,187,565	$193,805,989

Private Investment Class	$1,042,790	$332,161	$618,415,066	$742,331,579	$16,661,216	$25,307,654

Personal Investment Class	$10,252	$92,946	$388,631,121	$33,381,231	$11,961,557	$396,032

Cash Management Class	$1,676,277	$467,280	$240,742,041	$625,170,630	$80,071	$3,493,634

Reserve Class	$171,670	$71,322	$658,815,411	$512,205,911	$44,802,872	$5,703,646

Resource Class	$249,687	$394	$76,755,901	$196,305,722	$115,395	$735,736

Corporate Class	$6,059,212	$506,841	$1,887,842,566	$1,565,745,767	$3,254,953	$10,433

CAVU Securities Class	$99,983	$-	$1,854,334,529	$11,033,978,386	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	1,819,297,797	232,378,976	35,450,012,600	71,346,337,427	1,268,330,132	193,784,100

Private Investment Class	1,042,580	332,149	618,409,608	742,552,280	16,663,105	25,304,973

Personal Investment Class	10,250	92,942	388,629,737	33,391,145	11,962,914	395,994

Cash Management Class	1,675,941	467,263	240,741,915	625,356,709	80,079	3,493,246

Reserve Class	171,636	71,319	658,813,165	512,358,049	44,807,951	5,703,138

Resource Class	249,638	394	76,755,057	196,364,021	115,408	735,656

Corporate Class	6,057,994	506,822	1,887,836,389	1,566,211,620	3,255,321	10,432

CAVU Securities Class	99,963	-	1,854,316,343	11,037,257,584	-	-

Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$1,833,286,676	$234,120,176	$40,683,351,728	$86,098,983,026	$1,356,189,593	$215,877,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Investment income:
Interest	$33,876,133	$7,151,703	$708,212,871	$1,395,214,104	$25,472,569	$3,310,770

Expenses:
Advisory fees	1,298,945	287,417	26,911,965	36,209,920	863,058	269,431

Administrative services fees	376,482	88,649	8,043,255	16,157,749	308,915	62,708

Custodian fees	11,976	12,085	712,043	51,850	57,453	2,117

Distribution fees:
Private Investment Class	1,566	537	667,061	972,135	19,594	29,618

Personal Investment Class	27	251	1,134,089	90,606	32,317	2,915

Cash Management Class	681	174	119,391	317,403	31	1,369

Reserve Class	745	305	4,165,559	2,604,658	212,296	45,602

Resource Class	246	-	51,160	138,138	158	601

Corporate Class	245	34	191,872	167,327	1,056	2

Transfer agent fees	77,937	17,245	1,614,718	3,258,893	60,939	12,124

Trustees’ and officers’ fees and benefits	12,531	8,729	92,223	203,275	10,879	8,118

Registration and filing fees	54,047	56,974	978,820	2,003,579	47,828	62,326

Reports to shareholders	-	-	-	-	-	1,005

Professional services fees	23,255	19,395	67,575	22,179	21,273	19,076

Other	46,174	27,959	142,190	112,996	29,592	11,719

Total expenses	1,904,857	519,754	44,891,921	62,310,708	1,665,389	528,731

Less: Fees waived and expenses reimbursed	(342,612)	(173,553)	(6,268,478)	(84,156)	(181,160)	(179,196)

Net expenses	1,562,245	346,201	38,623,443	62,226,552	1,484,229	349,535

Net investment income	32,313,888	6,805,502	669,589,428	1,332,987,552	23,988,340	2,961,235

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	4,162	158	2,730,256	2,283,446	(30,165)	-

Change in net unrealized appreciation of unaffiliated investment securities	73,684	2,084	-	-	-	-

Net realized and unrealized gain (loss)	77,846	2,242	2,730,256	2,283,446	(30,165)	-

Net increase in net assets resulting from operations	$32,391,734	$6,807,744	$672,319,684	$1,335,270,998	$23,958,175	$2,961,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:

Net investment income	$32,313,888	$9,991,934	$6,805,502	$1,826,985

Net realized gain	4,162	3,959	158	624

Change in net unrealized appreciation (depreciation)	73,684	(406,836)	2,084	(5,126)

Net increase in net assets resulting from operations	32,391,734	9,589,057	6,807,744	1,822,483

Distributions to shareholders from distributable earnings:

Institutional Class	(32,218,847)	(9,973,378)	(6,784,760)	(1,657,807)

Private Investment Class	(17,996)	(6,754)	(5,822)	(1,550)

Personal Investment Class	(164)	(32)	(1,411)	(240)

Cash Management Class	(31,264)	(9,759)	(7,918)	(1,672)

Reserve Class	(2,462)	(378)	(971)	(130)

Resource Class	(4,383)	(1,017)	(8)	(3)

Corporate Class	(36,909)	(112)	(4,612)	(95)

CAVU Securities Class	(1,863)	(504)	-	-

Total distributions from distributable earnings	(32,313,888)	(9,991,934)	(6,805,502)	(1,661,497)

Return of capital:

Institutional Class	-	-	-	(165,120)

Private Investment Class	-	-	-	(154)

Personal Investment Class	-	-	-	(24)

Cash Management Class	-	-	-	(167)

Reserve Class	-	-	-	(13)

Resource Class	-	-	-	(1)

Corporate Class	-	-	-	(9)

Total return of capital	-	-	-	(165,488)

Total distributions	(32,313,888)	(9,991,934)	(6,805,502)	(1,826,985)

Share transactions-net:

Institutional Class	77,909,713	(614,280,688)	(90,087,288)	100,759,349

Private Investment Class	(30,196)	(1,818,407)	(125,154)	(147,861)

Personal Investment Class	4	-	1,540	(1,448)

Cash Management Class	(43,963)	(1,201,217)	98,248	(127,021)

Reserve Class	(3,343)	(40,550)	1,057	(16,775)

Resource Class	1,735	(114,240)	8	1

Corporate Class	6,036,928	(354)	485,652	64

CAVU Securities Class	-	1	-	-

Net increase (decrease) in net assets resulting from share transactions	83,870,878	(617,455,455)	(89,625,937)	100,466,309

Net increase (decrease) in net assets	83,948,724	(617,858,332)	(89,623,695)	100,461,807

Net assets:

Beginning of period	1,745,030,403	2,362,888,735	323,482,153	223,020,346

End of period	$1,828,979,127	$1,745,030,403	$233,858,458	$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:

Net investment income	$669,589,428	$96,074,616	$1,332,987,552	$325,968,052

Net realized gain (loss)	2,730,256	(3,886,562)	2,283,446	(28,543,577)

Net increase in net assets resulting from operations	672,319,684	92,188,054	1,335,270,998	297,424,475

Distributions to shareholders from distributable earnings:

Institutional Class	(581,902,260)	(85,408,911)	(1,124,090,481)	(295,190,284)

Private Investment Class	(7,645,428)	(1,268,453)	(10,946,131)	(2,186,097)

Personal Investment Class	(6,320,398)	(1,167,413)	(501,718)	(110,536)

Cash Management Class	(5,107,835)	(1,843,731)	(13,622,487)	(3,324,668)

Reserve Class	(12,607,423)	(2,122,002)	(8,266,117)	(1,225,131)

Resource Class	(1,108,827)	(267,315)	(3,057,626)	(863,585)

Corporate Class	(25,353,351)	(1,170,294)	(21,689,739)	(2,699,107)

CAVU Securities Class	(29,543,906)	(2,826,497)	(150,813,253)	(20,368,644)

Total distributions from distributable earnings	(669,589,428)	(96,074,616)	(1,332,987,552)	(325,968,052)

Share transactions-net:

Institutional Class	14,027,316,395	4,330,861,644	10,156,276,156	11,726,491,208

Private Investment Class	236,582,670	78,001,581	164,377,949	72,215,877

Personal Investment Class	(192,259,153)	315,801,181	(5,957,939)	29,989,058

Cash Management Class	(154,069,233)	(57,379,422)	(517,510,396)	394,921,370

Reserve Class	(328,669,854)	119,769,440	(86,634,703)	190,502,067

Resource Class	(642,242)	24,190,011	61,306,446	17,158,805

Corporate Class	1,413,797,274	207,510,470	1,023,377,300	(539,261,258)

CAVU Securities Class	1,297,043,776	10,231,626	6,183,737,346	3,411,670,557

Net increase in net assets resulting from share transactions	16,299,099,633	5,028,986,531	16,978,972,159	15,303,687,684

Net increase in net assets	16,301,829,889	5,025,099,969	16,981,255,605	15,275,144,107

Net assets:

Beginning of period	24,873,931,094	19,848,831,125	69,052,986,966	53,777,842,859

End of period	$41,175,760,983	$24,873,931,094	$86,034,242,571	$69,052,986,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:

Net investment income	$23,988,340	$4,933,278	$2,961,235	$629,361

Net realized gain (loss)	(30,165)	(129,607)	-	-

Net increase in net assets resulting from operations	23,958,175	4,803,671	2,961,235	629,361

Distributions to shareholders from distributable earnings:

Institutional Class	(22,764,739)	(4,768,439)	(2,597,193)	(576,238)

Private Investment Class	(259,555)	(48,742)	(243,504)	(26,690)

Personal Investment Class	(173,656)	(29,749)	(7,751)	(2,178)

Cash Management Class	(1,358)	(319)	(37,135)	(11,012)

Reserve Class	(660,979)	(71,516)	(67,697)	(10,273)

Resource Class	(3,661)	(360)	(7,815)	(2,938)

Corporate Class	(124,392)	(14,153)	(140)	(32)

Total distributions from distributable earnings	(23,988,340)	(4,933,278)	(2,961,235)	(629,361)

Share transactions-net:

Institutional Class	166,084,398	38,941,402	(2,953,360)	78,490,605

Private Investment Class	2,096,826	(78,490)	10,542,278	5,209,668

Personal Investment Class	(757,179)	8,907,420	(1,414,442)	133,658

Cash Management Class	1,491	(174,408)	(250,931)	(851,665)

Reserve Class	2,655,507	(32,341,061)	(9,080,916)	(1,439,232)

Resource Class	17,103	198	(24,302)	(716,611)

Corporate Class	(86,382)	(1,691,615)	136	19

Net increase (decrease) in net assets resulting from share transactions	170,011,764	13,563,446	(3,181,537)	80,826,442

Net increase (decrease) in net assets	169,981,599	13,433,839	(3,181,537)	80,826,442

Net assets:

Beginning of period	1,175,082,030	1,161,648,191	232,634,661	151,808,219

End of period	$1,345,063,629	$1,175,082,030	$229,453,124	$232,634,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Private Investment Class

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses)									to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net			Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Return of	Total	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income(a)	unrealized)	operations	income	gains	capital	distributions	of period	return(b)	(000’s omitted)	reimbursements		reimbursements		net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/23	$1.0002	$0.0170	$0.0001	$0.0171	$(0.0171)	$-	$-	$(0.0171)	$1.0002	1.73%	$1,043	0.48	%(c)	0.52	%(c)	3.43	%(c)
Year ended 08/31/22	1.0004	0.0037	(0.0002)	0.0035	(0.0037)	-	-	(0.0037)	1.0002	0.35	1,073	0.29		0.52		0.37
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	2,892	0.21		0.52		0.01
Year ended 08/31/20	1.0004	0.0098	(0.0006)	0.0092	(0.0090)	-	-	(0.0090)	1.0006	0.92	3,542	0.46		0.52		0.98
Year ended 08/31/19	1.0004	0.0207	(0.0000)	0.0207	(0.0207)	-	-	(0.0207)	1.0004	2.09	4,718	0.48		0.52		2.07
Year ended 08/31/18	1.0002	0.0143	(0.0011)	0.0132	(0.0130)	-	-	(0.0130)	1.0004	1.33	5,863	0.48		0.53		1.43
Invesco STIC Prime Portfolio
Six months ended 02/28/23	1.0000	0.0161	0.0005	0.0166	(0.0166)	-	-	(0.0166)	1.0000	1.67	332	0.48	(c)	0.57	(c)	3.25	(c)
Year ended 08/31/22	1.0000	0.0037	0.0000	0.0037	(0.0034)	-	(0.0003)	(0.0037)	1.0000	0.37	457	0.27		0.58		0.50
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	605	0.13		0.60		0.01
Year ended 08/31/20	1.0001	0.0093	(0.0012)	0.0081	(0.0082)	-	-	(0.0082)	1.0000	0.82	1,276	0.41		0.56		0.93
Year ended 08/31/19	1.0001	0.0196	0.0001	0.0197	(0.0197)	-	-	(0.0197)	1.0001	1.99	1,348	0.48		0.55		1.96
Year ended 08/31/18	1.0000	0.0125	(0.0002)	0.0123	(0.0122)	-	-	(0.0122)	1.0001	1.24	1,590	0.48		0.57		1.25
Invesco Treasury Portfolio
Six months ended 02/28/23	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.66	618,415	0.48	(c)	0.51	(c)	3.47	(c)
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.34	381,789	0.26		0.51		0.34
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	303,848	0.10		0.51		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.70	422,828	0.39		0.51		0.65
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.90	506,027	0.48		0.51		1.88
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.07	517,728	0.48		0.50		1.07
Invesco Government & Agency Portfolio
Six months ended 02/28/23	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.66	742,332	0.46	(c)	0.46	(c)	3.39	(c)
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.37	577,941	0.25		0.46		0.40
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	505,970	0.08		0.46		0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.72	582,082	0.38		0.45		0.62
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.92	532,585	0.46		0.46		1.90
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.08	425,748	0.45		0.45		1.05
Invesco Treasury Obligations Portfolio
Six months ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	1.64	16,661	0.43	(c)	0.46	(c)	3.33	(c)
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.33	14,565	0.25		0.46		0.34
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	14,645	0.10		0.46		0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.74	14,424	0.36		0.45		0.66
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.92	9,483	0.43		0.46		1.90
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.10	6,084	0.43		0.46		1.09
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/23	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	0.99	25,308	0.45	(c)	0.58	(c)	2.01	(c)
Year ended 08/31/22	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.21	14,764	0.27		0.62		0.25
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.01	9,555	0.07		0.65		0.01
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	0.001	-	(0.01)	1.00	0.60	10,135	0.38		0.59		0.57
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	1.13	20,489	0.45		0.60		1.13
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.75	28,061	0.45		0.63		0.76

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Notes to Financial Statements

February 28, 2023 (Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

    The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

    Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

    Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

    Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

32	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

    The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

    Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to

33	Short-Term Investments Trust

increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

    The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

    Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

    There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

    For the six months ended February 28, 2023, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

34	Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	-

    The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

    In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

    For the six months ended February 28, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$342,612

Invesco STIC Prime Portfolio	173,553

Invesco Treasury Portfolio	6,268,478

Invesco Government & Agency Portfolio	84,156

Invesco Treasury Obligations Portfolio	181,160

Invesco Tax-Free Cash Reserve Portfolio	179,196

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

    Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

    The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods,

35	Short-Term Investments Trust

giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of February 28, 2023, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2023, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$ -	$ 15,017,260	$-

Invesco STIC Prime Portfolio	10,011,507	7,808,191	-

Invesco Tax-Free Cash Reserve Portfolio	164,296,012	170,492,689	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

36	Short-Term Investments Trust

    The Funds had a capital loss carryforward as of August 31, 2022, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$9,051	$-	$9,051

Invesco Treasury Portfolio	3,918,575	-	3,918,575

Invesco Government & Agency Portfolio	28,544,744	-	28,544,744

Invesco Treasury Obligations Portfolio	132,371	24,258	156,629

Invesco Tax-Free Cash Reserve Portfolio	19,092	-	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2023
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$1,833,286,676	$103,511	$(273,743)	$(170,232)

Invesco STIC Prime Portfolio	234,120,176	546	(3,822)	(3,276)

Invesco Treasury Obligations Portfolio	1,356,198,463	-	(8,870)	(8,870)

*

For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	7,575,148,001	$7,576,878,151	16,021,220,223	$16,021,997,196

Private Investment Class	1,140	1,140	173	173

Cash Management Class	6,118	6,119	1	1

Reserve Class	256	257	7,065	7,068

Resource Class	417	417	-	-

Corporate Class	5,998,343	6,000,042	-	-

CAVU Securities Class	-	-	1	1

Issued as reinvestment of dividends:

Institutional Class	4,247,510	4,248,575	331,500	331,481

Private Investment Class	17,991	17,996	3,597	3,597

Personal Investment Class	4	4	-	-

Cash Management Class	31,256	31,264	5,971	5,971

Reserve Class	2,461	2,461	174	174

Resource Class	4,382	4,383	599	599

Corporate Class	36,900	36,909	70	70

37	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

		Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:

Institutional Class	(7,501,501,745)	$(7,503,217,013)	(16,635,655,012)	$(16,636,609,365)

Private Investment Class	(49,320)	(49,332)	(1,822,166)	(1,822,177)

Cash Management Class	(81,322)	(81,346)	(1,207,094)	(1,207,189)

Reserve Class	(6,059)	(6,061)	(47,789)	(47,792)

Resource Class	(3,063)	(3,065)	(114,803)	(114,839)

Corporate Class	(23)	(23)	(425)	(424)

Net increase (decrease) in share activity	83,853,247	$83,870,878	(617,277,915)	$(617,455,455)

(a)	42% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

38	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	911,782,582	$911,783,366	1,898,258,845	$1,898,293,281

Private Investment Class	69,416	69,416	66,475	66,475

Personal Investment Class	129	129	45	45

Cash Management Class	200,511	200,511	47,921	47,925

Reserve Class	87	87	1	1

Resource Class	1	1	-	-

Corporate Class	611,040	611,040	-	-

Issued as reinvestment of dividends:

Institutional Class	5,147,362	5,147,362	718,725	718,729

Private Investment Class	5,822	5,822	961	961

Personal Investment Class	1,411	1,411	131	131

Cash Management Class	4,838	4,838	351	351

Reserve Class	971	971	62	62

Resource Class	8	8	1	1

Corporate Class	4,612	4,612	64	64

Reacquired:

Institutional Class	(1,007,016,975)	(1,007,018,016)	(1,798,225,673)	(1,798,252,661)

Private Investment Class	(200,392)	(200,392)	(215,296)	(215,297)

Personal Investment Class	-	-	(1,624)	(1,624)

Cash Management Class	(107,101)	(107,101)	(175,291)	(175,297)

Reserve Class	(1)	(1)	(16,836)	(16,838)

Resource Class	(1)	(1)	-	-

Corporate Class	(130,000)	(130,000)	-	-

Net increase (decrease) in share activity	(89,625,680)	$(89,625,937)	100,458,862	$100,466,309

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

39	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	145,004,051,458	$145,004,051,458	132,066,034,066	$132,066,034,066

Private Investment Class	693,606,770	693,606,770	1,001,410,898	1,001,410,898

Personal Investment Class	1,065,604,266	1,065,604,266	2,236,178,971	2,236,178,971

Cash Management Class	445,291,553	445,291,553	1,488,319,714	1,488,319,714

Reserve Class	2,136,575,113	2,136,575,113	3,559,612,942	3,559,612,942

Resource Class	154,959,401	154,959,401	215,964,855	215,964,855

Corporate Class	7,067,487,198	7,067,487,198	4,502,000,934	4,502,000,934

CAVU Securities Class	10,117,703,630	10,117,703,630	12,888,063,731	12,888,063,731

Issued as reinvestment of dividends:

Institutional Class	188,438,016	188,438,016	10,223,078	10,223,078

Private Investment Class	4,364,973	4,364,973	184,233	184,233

Personal Investment Class	5,687,699	5,687,699	398,914	398,914

Cash Management Class	5,107,835	5,107,835	1,071,516	1,071,516

Reserve Class	12,607,423	12,607,423	971,014	971,014

Resource Class	1,108,827	1,108,827	130,138	130,138

Corporate Class	9,000,585	9,000,585	261,029	261,029

CAVU Securities Class	17,718,130	17,718,130	1,880	1,880

Reacquired:

Institutional Class	(131,165,173,079)	(131,165,173,079)	(127,745,395,500)	(127,745,395,500)

Private Investment Class	(461,389,073)	(461,389,073)	(923,593,550)	(923,593,550)

Personal Investment Class	(1,263,551,118)	(1,263,551,118)	(1,920,776,704)	(1,920,776,704)

Cash Management Class	(604,468,621)	(604,468,621)	(1,546,770,652)	(1,546,770,652)

Reserve Class	(2,477,852,390)	(2,477,852,390)	(3,440,814,516)	(3,440,814,516)

Resource Class	(156,710,470)	(156,710,470)	(191,904,982)	(191,904,982)

Corporate Class	(5,662,690,509)	(5,662,690,509)	(4,294,751,493)	(4,294,751,493)

CAVU Securities Class	(8,838,377,984)	(8,838,377,984)	(12,877,833,985)	(12,877,833,985)

Net increase in share activity	16,299,099,633	$16,299,099,633	5,028,986,531	$5,028,986,531

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	324,869,749,338	$324,869,749,338	454,339,645,288	$454,339,645,288

Private Investment Class	1,126,644,425	1,126,644,425	1,778,974,054	1,778,974,054

Personal Investment Class	58,898,358	58,898,358	97,861,174	97,861,174

Cash Management Class	414,424,303	414,424,303	1,341,733,532	1,341,733,532

Reserve Class	807,114,011	807,114,011	2,373,222,673	2,373,222,673

Resource Class	826,482,205	826,482,205	1,481,464,937	1,481,464,937

Corporate Class	8,128,163,560	8,128,163,560	10,354,778,887	10,354,778,887

CAVU Securities Class	68,062,764,562	68,062,764,562	77,360,488,467	77,360,488,467

Issued as reinvestment of dividends:

Institutional Class	455,040,015	455,040,015	49,592,996	49,592,996

Private Investment Class	7,769,707	7,769,707	747,946	747,946

Personal Investment Class	501,718	501,718	55,691	55,691

Cash Management Class	3,325,117	3,325,117	463,867	463,867

Reserve Class	8,266,117	8,266,117	542,028	542,028

Resource Class	2,777,506	2,777,506	486,110	486,110

Corporate Class	11,198,615	11,198,615	1,161,309	1,161,309

CAVU Securities Class	99,055,148	99,055,148	7,176,754	7,176,754

Reacquired:

Institutional Class	(315,168,513,197)	(315,168,513,197)	(442,662,747,076)	(442,662,747,076)

Private Investment Class	(970,036,183)	(970,036,183)	(1,707,506,123)	(1,707,506,123)

Personal Investment Class	(65,358,015)	(65,358,015)	(67,927,807)	(67,927,807)

Cash Management Class	(935,259,816)	(935,259,816)	(947,276,029)	(947,276,029)

Reserve Class	(902,014,831)	(902,014,831)	(2,183,262,634)	(2,183,262,634)

Resource Class	(767,953,265)	(767,953,265)	(1,464,792,242)	(1,464,792,242)

Corporate Class	(7,115,984,875)	(7,115,984,875)	(10,895,201,454)	(10,895,201,454)

CAVU Securities Class	(61,978,082,364)	(61,978,082,364)	(73,955,994,664)	(73,955,994,664)

Net increase in share activity	16,978,972,159	$16,978,972,159	15,303,687,684	$15,303,687,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41	Short-Term Investments Trust

NOTE 9—Share Information–(continued)

Invesco Treasury Obligations Portfolio

		Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	2,955,044,530	$2,955,044,530	2,034,763,395	$2,034,763,395

Private Investment Class	5,741,484	5,741,484	4,862,034	4,862,034

Personal Investment Class	7,866,493	7,866,493	25,412,787	25,412,787

Cash Management Class	133	133	-	-

Reserve Class	75,864,809	75,864,809	237,156,939	237,156,939

Resource Class	1,257,552	1,257,552	891,607	891,607

Corporate Class	20,654,915	20,654,915	-	-

Issued as reinvestment of dividends:

Institutional Class	13,024,486	13,024,486	1,208,158	1,208,158

Private Investment Class	259,555	259,555	25,960	25,960

Personal Investment Class	173,656	173,656	13,163	13,163

Cash Management Class	1,358	1,358	185	185

Reserve Class	660,979	660,979	26,868	26,868

Resource Class	2,003	2,003	-	-

Corporate Class	121,810	121,810	8,385	8,385

Reacquired:

Institutional Class	(2,801,984,618)	(2,801,984,618)	(1,997,030,151)	(1,997,030,151)

Private Investment Class	(3,904,213)	(3,904,213)	(4,966,484)	(4,966,484)

Personal Investment Class	(8,797,328)	(8,797,328)	(16,518,530)	(16,518,530)

Cash Management Class	-	-	(174,593)	(174,593)

Reserve Class	(73,870,281)	(73,870,281)	(269,524,868)	(269,524,868)

Resource Class	(1,242,452)	(1,242,452)	(891,409)	(891,409)

Corporate Class	(20,863,107)	(20,863,107)	(1,700,000)	(1,700,000)

Net increase in share activity	170,011,764	$170,011,764	13,563,446	$13,563,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 38% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	222,924,718	$222,924,718	264,322,787	$264,322,787

Private Investment Class	36,294,273	36,294,273	8,658,509	8,658,509

Personal Investment Class	1,707,275	1,707,275	4,144,947	4,144,947

Cash Management Class	2,589,877	2,589,877	4,995,075	4,995,075

Reserve Class	13,217,998	13,217,998	44,954,869	44,954,869

Resource Class	537	537	-	-

Corporate Class	49,490	49,490	-	-

Issued as reinvestment of dividends:

Institutional Class	1,792,239	1,792,239	203,648	203,648

Private Investment Class	233,864	233,864	10,734	10,734

Personal Investment Class	7,751	7,751	619	619

Cash Management Class	8,620	8,620	1,959	1,959

Reserve Class	67,697	67,697	2,238	2,238

Resource Class	7,709	7,709	1,890	1,890

Corporate Class	136	136	19	19

Reacquired:

Institutional Class	(227,670,317)	(227,670,317)	(186,035,830)	(186,035,830)

Private Investment Class	(25,985,859)	(25,985,859)	(3,459,575)	(3,459,575)

Personal Investment Class	(3,129,468)	(3,129,468)	(4,011,908)	(4,011,908)

Cash Management Class	(2,849,428)	(2,849,428)	(5,848,699)	(5,848,699)

Reserve Class	(22,366,611)	(22,366,611)	(46,396,339)	(46,396,339)

Resource Class	(32,548)	(32,548)	(718,501)	(718,501)

Corporate Class	(49,490)	(49,490)	-	-

Net increase (decrease) in share activity	(3,181,537)	$(3,181,537)	80,826,442	$80,826,442

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Significant Event

On January 19, 2023, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of Invesco Tax-Free Cash Reserve Portfolio Fund (the “Fund”). In order to effect such liquidation, the Fund closed to investments by new accounts after the close of business on February 24, 2023. The Fund is expected to liquidate on or about April 24, 2023.

43	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Private Investment	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/22)	(02/28/23)[1]	Period[2]	(02/28/23)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,017.30	$2.40	$1,022.41	$2.41	0.48%
Invesco STIC Prime Portfolio	1,000.00	1,016.70	2.40	1,022.41	2.41	0.48
Invesco Treasury Portfolio	1,000.00	1,016.60	2.40	1,022.41	2.41	0.48
Invesco Government & Agency Portfolio	1,000.00	1,016.60	2.30	1,022.51	2.31	0.46
Invesco Treasury Obligations Portfolio	1,000.00	1,016.40	2.15	1,022.66	2.16	0.43
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,009.90	2.24	1,022.56	2.26	0.45

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

44	Short-Term Investments Trust

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-5

Semiannual Report to Shareholders	February 28, 2023

Personal Investment Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Schedules of Investments

25	Financial Statements

31	Financial Highlights

32	Notes to Financial Statements

44	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/28/23

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	12 - 48 days	41 days	47 days	$10.3 thousand
Invesco STIC Prime[1]	2 - 8 days	3 days	5 days	92.9 thousand
Invesco Treasury[2]	3 - 30 days	26 days	111 days	388.6 million
Invesco Government & Agency[2]	8 - 30 days	23 days	109 days	33.4 million
Invesco Treasury Obligations[2]	29 - 53 days	45 days	103 days	12.0 million
Invesco Tax-Free Cash Reserve[3]	6 - 13 days	6 days	6 days	396.0 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-51.09%(a)

Asset-Backed Securities - Consumer Receivables-1.09%
Old Line Funding LLC (1 mo. FEDL + 0.12%)(b)(c)(d)	4.65%	05/23/2023	$20,000	$20,000,000

Asset-Backed Securities - Fully Supported Bank-12.57%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.19%)(b)(c)(d)	4.76%	04/07/2023	40,000	40,006,000

Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(b)(c)(d)	4.66%	04/19/2023	37,108	37,117,871

Lexington Parker Capital Co. LLC (Multi - CEP’s)(b)(c)	4.63%	03/15/2023	20,000	19,961,875

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	4.62%	03/17/2023	39,110	39,025,451

Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.82%	05/02/2023	50,000	49,586,475

Nieuw Amsterdam Receivables Corp B.V. (CEP - Cooperatieve Rabobank U.A.) (Netherlands)(b)(c)	4.68%	04/11/2023	19,500	19,394,417

Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.95%	05/03/2023	25,000	24,788,844

				229,880,933

Diversified Banks-19.40%
Banco Santander S.A. (Spain)(b)(c)	4.94%	05/01/2023	25,000	24,796,778

Banco Santander S.A. (Spain)(b)(c)	4.96%	05/10/2023	10,000	9,906,438

Barclays Bank PLC(b)(c)	4.89%	05/24/2023	10,000	9,886,147

DBS Bank Ltd. (Singapore)(b)(c)	5.18%	06/07/2023	20,000	19,737,925

DNB Bank ASA (Norway)(b)(c)	5.15%	02/01/2024	25,000	23,780,149

DZ Bank AG (Germany)(b)(c)	4.79%	04/11/2023	30,000	29,838,405

Lloyds Bank PLC (United Kingdom)(c)	5.14%	08/01/2023	25,000	24,464,636

National Australia Bank Ltd. (Australia)(b)(c)	5.10%	11/02/2023	40,000	38,606,096

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	4.65%	04/03/2023	50,000	49,781,078

Nordea Bank Abp (Finland)(b)(c)	5.06%	07/03/2023	30,000	29,493,646

Sumitomo Mitsui Trust Bank Ltd.(b)(c)	4.58%	03/06/2023	50,000	49,962,083

Toronto-Dominion Bank (The) (Canada)(b)(c)	0.00%	01/26/2024	25,000	24,934,499

Westpac Banking Corp. (Australia)(b)(c)	5.47%	08/03/2023	20,000	19,580,447

				354,768,327

Diversified Capital Markets-5.98%
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC)	5.09%	07/12/2023	10,000	9,816,606

Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.80%	04/25/2023	50,000	49,635,222

Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.25%)(c)(d)	4.82%	07/24/2023	30,000	30,005,940

Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	4.62%	03/17/2023	20,000	19,956,556

				109,414,324

Education Services-1.97%
Emory University	4.68%	04/06/2023	36,000	35,983,588

Investment Banking & Brokerage-1.62%
Goldman Sachs International(b)	4.97%	05/24/2023	30,000	29,663,400

Regional Banks-2.73%
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	4.59%	03/24/2023	50,000	49,848,667

Specialized Finance-5.73%
Cabot Trail Funding LLC (CEP - TD Bank N.A.)(b)(c)	4.68%	04/03/2023	25,000	24,890,208

Caterpillar Financial Services Corp.	4.61%	03/02/2023	50,000	49,987,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)

Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.23%)(c)(d)	4.80%	07/24/2023	$20,000	$20,003,960

Ontario Teachers’ Finance Trust (Canada)(b)(c)	5.24%	05/16/2023	10,000	9,898,852

				104,780,498

Total Commercial Paper (Cost $934,507,127)				934,339,737

Certificates of Deposit-23.43%
Bank of America N.A.	5.37%	08/28/2023	40,000	39,989,008

Credit Agricole Corporate & Investment Bank S.A.(c)	4.55%	03/01/2023	69,572	69,571,586

DNB Bank ASA (Norway)(c)	4.55%	03/01/2023	62,000	62,000,000

Mizuho Bank Ltd.(c)	4.57%	03/01/2023	86,000	86,000,000

Oversea-Chinese Banking Corp. Ltd.(c)	4.84%	05/31/2023	25,000	24,998,175

Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	20,000	20,009,854

Skandinaviska Enskilda Banken AB(c)	4.56%	03/01/2023	90,000	90,000,000

Sumitomo Mitsui Trust Bank Ltd.(c)	4.55%	03/01/2023	36,000	36,000,000

Total Certificates of Deposit (Cost $428,571,465)				428,568,623

Variable Rate Demand Notes-4.29%(e)

Credit Enhanced-4.29%

Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	9,100	9,099,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	2,400	2,400,000

Total Variable Rate Demand Notes (Cost $78,539,999)				78,539,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-78.81% (Cost $1,441,618,591)				1,441,448,359

			Repurchase Amount
Repurchase Agreements-21.42%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,104 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,897,590; 0.00% - 8.59%; 09/29/2023 - 10/20/2072)(c)(h)	4.67%	03/01/2023	5,004,540	5,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(c)(h)	4.70%	03/01/2023	20,018,278	20,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $115,105,321 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,499,356; 3.75% - 11.23%; 03/15/2024 - 09/25/2047)(c)(h)	4.71%	03/02/2023	45,041,213	45,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 - 02/25/2068)(c)(h)	4.65%	03/02/2023	18,016,275	18,000,000

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $50,006,444 (collateralized by corporate obligations valued at $55,000,360; 3.63% - 10.50%; 11/15/2026 - 05/15/2031)	4.64%	03/01/2023	25,003,222	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, non- agency mortgage-backed securities valued at $212,241,452; 0.70% - 11.75%; 05/22/2023 - 05/15/2097)(c)(i)	4.65%	03/01/2023	$15,001,938	$15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 01/04/2023 (collateralized by corporate obligations valued at $110,000,002; 0.00% - 11.50%; 05/30/2023 - 02/01/2050)(i)	4.87%	03/01/2023	40,150,956	40,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,752,093; 4.25% - 10.63%; 09/01/2023 - 03/01/2033)(i)	4.77%	03/01/2023	7,025,873	7,000,000

RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 - 01/15/2077)(c)(h)	4.75%	03/01/2023	15,013,854	15,000,000

Societe Generale, joint open agreement dated 01/04/2023 (collateralized by corporate obligations, a non-agency asset-backed security, a U.S. government sponsored agency obligation and U.S. Treasury obligation valued at $92,137,344; 0.00% - 7.88%; 03/15/2023 - 02/27/2063)(c)(i)	4.68%	03/01/2023	30,003,900	30,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(c)(i)	4.75%	03/01/2023	25,003,299	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.00% - 3.50%; 11/01/2046 - 01/20/2052)	4.56%	03/01/2023	146,686,663	146,668,085

Total Repurchase Agreements (Cost $391,668,085)				391,668,085

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.23% (Cost $1,833,286,676)				1,833,116,444

OTHER ASSETS LESS LIABILITIES-(0.23)%				(4,137,317)

NET ASSETS-100.00%				$1,828,979,127

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $748,388,684, which represented 40.92% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 16.2%; Japan: 14.7%; Cananda: 9.3%; Netherland: 8.1%; Sweden: 6.0%; other countries less than 5% each: 21.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	49.6%

8-30	7.0

31-60	15.7

61-90	9.8

91-180	10.9

181+	7.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-26.41%
Australia and New Zealand Banking Group Ltd. (Cayman Islands)(a)	4.57%	03/01/2023	$9,000	$9,000,000

BNP Paribas S.A. (SOFR + 0.50%)(a)(b)	4.32%	03/08/2023	2,075	2,075,195

Credit Agricole Corporate & Investment Bank S.A.(a)	4.55%	03/01/2023	10,428	10,428,414

DNB Bank ASA (Norway)(a)	4.55%	03/01/2023	8,000	8,000,000

Mizuho Bank Ltd.(a)	4.57%	03/01/2023	9,000	9,000,000

Skandinaviska Enskilda Banken AB(a)	4.56%	03/01/2023	8,000	8,000,000

Standard Chartered Bank (SOFR + 0.30%) (United Kingdom)(a)(b)	4.36%	03/13/2023	6,250	6,250,482

Sumitomo Mitsui Trust Bank Ltd.(a)	4.55%	03/01/2023	9,000	9,000,000

Total Certificates of Deposit (Cost $61,753,946)				61,754,091

Commercial Paper-23.09%(c)

Asset-Backed Securities - Fully Supported Bank-11.56%

Anglesea Funding LLC (Multi - CEP’s)(a)(d)	4.65%	03/08/2023	7,000	6,992,897

Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(a)(b)(d)	4.48%	03/16/2023	7,071	7,071,654

Halkin Finance LLC (Multi - CEP’s)(a)(d)	4.77%	03/30/2023	7,000	6,973,196

Nieuw Amsterdam Receivables Corp B.V. (CEP - Cooperatieve Rabobank U.A.)(a)(d)	4.53%	03/03/2023	6,000	5,997,708

				27,035,455

Diversified Banks-4.27%

Westpac Banking Corp. (SOFR + 0.50%) (Australia)(a)(b)(d)	4.32%	03/21/2023	10,000	10,002,359

Diversified Capital Markets-2.14%

Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(d)	4.58%	03/01/2023	5,000	4,999,364

Integrated Oil & Gas-2.99%

TotalEnergies Capital Canada Ltd. (Canada)(a)(d)	4.61%	03/02/2023	7,000	6,998,250

Specialized Finance-2.13%

Cabot Trail Funding LLC (CEP - TD Bank N.A.)(a)(d)	4.68%	04/04/2023	5,000	4,977,381

Total Commercial Paper (Cost $54,016,230)				54,012,809

Variable Rate Demand Notes-7.42%(e)

Credit Enhanced-7.42%
Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	5,000	5,000,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(d)(f)	4.90%	04/01/2047	5,000	5,000,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	2,950	2,950,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(d)(f)	4.67%	01/01/2033	4,400	4,400,000

Total Variable Rate Demand Notes (Cost $17,350,000)				17,350,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-56.92% (Cost $133,120,176)				133,116,900

			Repurchase Amount
Repurchase Agreements-43.19%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(a)(h)	4.70%	03/01/2023	8,007,311	8,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 - 02/25/2068)(a)(h)	4.65%	03/02/2023	$5,004,521	$5,000,000

BofA Securities, Inc., joint term agreement dated 02/28/2023, aggregate maturing value of $250,032,222 (collateralized by corporate obligations valued at $275,000,783; 2.30% - 11.50%; 04/15/2025 - 06/01/2052)(h)(i)	4.64%	03/07/2023	5,000,644	5,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,752,093; 4.25% - 10.63%; 09/01/2023 - 03/01/2033)(j)	4.77%	03/01/2023	8,029,569	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 0.99% - 6.50%; 01/01/2024 - 07/25/2059)	4.55%	03/01/2023	15,001,896	15,000,000

RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 - 01/15/2077)(a)(h)	4.75%	03/01/2023	10,009,236	10,000,000

RBC Dominion Securities Inc., joint agreement dated 02/28/2023, aggregate maturing value of $500,063,194 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,004; 0.00% - 6.00%; 07/15/2023 - 01/20/2053)	4.55%	03/01/2023	15,001,896	15,000,000

Societe Generale, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,098; 0.13% - 7.50%; 03/01/2027 - 03/01/2053)	4.55%	03/01/2023	15,001,896	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(a)(j)	4.75%	03/01/2023	5,000,660	5,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2023, aggregate maturing value of $800,101,333 (collateralized by agency mortgage-backed securities valued at $816,000,000; 1.50% - 7.50%; 12/01/2023 - 03/01/2053)	4.56%	03/01/2023	15,001,900	15,000,000

Total Repurchase Agreements (Cost $101,000,000)				101,000,000

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.11% (Cost $234,120,176)				234,116,900

OTHER ASSETS LESS LIABILITIES-(0.11)%				(258,442)

NET ASSETS-100.00%				$233,858,458

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France 18.6%; Japan 9.8%; Canada 9.8%; Australia 8.1%; Netherlands 5.6%; other countries less than 5% each: 11.6%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $63,412,809, which represented 27.12% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	81.0%

8-30	16.9

31-60	2.1

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-44.18%

U.S. Treasury Bills-30.14%(a)
U.S. Treasury Bills	4.55%	03/09/2023	$200,000	$ 199,798,889
U.S. Treasury Bills	4.54%	03/14/2023	700,000	698,857,445
U.S. Treasury Bills	4.32%	03/16/2023	550,000	549,021,458
U.S. Treasury Bills	4.53%-4.54%	03/21/2023	1,800,000	1,795,490,498
U.S. Treasury Bills	4.56%	03/28/2023	450,000	448,472,812
U.S. Treasury Bills	4.54%	04/04/2023	675,000	672,128,062
U.S. Treasury Bills	4.47%-4.63%	04/11/2023	1,200,000	1,193,758,886
U.S. Treasury Bills	4.51%	04/18/2023	499,000	496,045,919
U.S. Treasury Bills	4.49%	04/25/2023	400,000	397,295,834
U.S. Treasury Bills	4.63%	04/27/2023	120,000	119,130,750
U.S. Treasury Bills	4.62%	05/02/2023	500,000	496,081,944
U.S. Treasury Bills	4.65%	05/04/2023	600,000	595,098,666
U.S. Treasury Bills	4.64%	05/09/2023	500,000	495,620,417
U.S. Treasury Bills	4.64%	05/11/2023	750,000	743,210,625
U.S. Treasury Bills	4.68%	05/23/2023	600,000	593,622,833
U.S. Treasury Bills	4.69%	05/30/2023	400,000	395,379,999
U.S. Treasury Bills	4.70%	06/06/2023	675,000	666,588,281
U.S. Treasury Bills	4.75%	07/06/2023	300,000	295,094,625
U.S. Treasury Bills	4.78%	11/30/2023	176,500	170,380,990
U.S. Treasury Bills	4.73%-4.83%	12/28/2023	500,000	480,831,389
U.S. Treasury Bills	4.68%-4.87%	01/25/2024	950,000	910,752,917
				12,412,663,239

U.S. Treasury Floating Rate Notes-14.04%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	1,945,500	1,944,968,479
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	2,589,000	2,586,191,922
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	1,250,000	1,250,426,646
				5,781,587,047
Total U.S. Treasury Securities (Cost $18,194,250,286)				18,194,250,286
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.18% (Cost $18,194,250,286)				18,194,250,286

			Repurchase Amount
Repurchase Agreements-54.62%(c)

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $600,066,667 (collateralized by U.S. Treasury obligations valued at $612,000,086; 0.13% - 1.13%; 01/15/2024 - 01/15/2033)	4.00%	03/01/2023	200,022,222	200,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023, aggregate maturing value of $3,002,654,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,083; 0.13% - 1.13%; 07/15/2023 - 01/15/2033)(d)	4.55%	03/01/2023	1,801,592,500	1,800,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2023, aggregate maturing value of $50,006,319,444 (collateralized by U.S. Treasury obligations valued at $50,006,319,596; 0.25% - 4.50%; 10/31/2023 - 08/15/2039)	4.55%	03/01/2023	12,801,617,778	12,800,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $300,035,833 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.88% - 4.84%; 07/31/2023 - 02/15/2032)	4.30%	03/01/2023	$100,011,944	$ 100,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $4,000,505,556 (collateralized by U.S. Treasury obligations valued at $4,080,000,087; 0.00% - 4.38%; 06/13/2023 - 02/15/2048)	4.55%	03/01/2023	1,500,189,583	1,500,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,065; 1.88% - 2.88%; 05/15/2051 - 05/15/2052)	4.55%	03/01/2023	500,063,194	500,000,000
Goldman Sachs & Co., agreement dated 02/28/2023, maturing value of $1,500,190,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,003; 0.00% - 5.25%; 11/15/2023 - 08/15/2051)	4.56%	03/01/2023	1,500,190,000	1,500,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2023, aggregate maturing value of $1,295,098,924 (collateralized by U.S. Treasury obligations valued at $1,320,900,062; 0.00% - 5.38%; 03/02/2023 - 08/15/2052)	2.75%	03/01/2023	450,034,375	450,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2023, maturing value of $100,088,472 (collateralized by U.S. Treasury obligations valued at $102,000,049; 0.00% - 4.50%; 06/15/2023 - 11/15/2050)(d)	4.55%	03/07/2023	100,088,472	100,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/22/2023, aggregate maturing value of $350,316,644 (collateralized by U.S. Treasury obligations valued at $359,869,294; 0.00%; 08/15/2027 - 08/15/2046)(d)	4.57%	03/01/2023	100,088,861	100,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $1,802,662,944 (collateralized by U.S. Treasury obligations valued at $1,838,431,196; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(d)	4.57%	03/01/2023	672,959,969	672,362,500
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/22/2023, maturing value of $100,088,569 (collateralized by U.S. Treasury obligations valued at $102,012,845; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	4.56%	03/01/2023	100,088,569	100,000,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2023, maturing value of $896,209,130 (collateralized by U.S. Treasury obligations valued at $912,399,598; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	4.56%	03/01/2023	896,209,130	896,095,625
Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,395; 0.00% - 4.00%; 03/28/2023 - 08/15/2052)(e)	4.55%	03/01/2023	75,009,479	75,000,000
Societe Generale, joint term agreement dated 02/23/2023, aggregate maturing value of $1,001,773,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,026; 0.13% - 4.13%; 05/31/2023 - 08/31/2029)	4.56%	03/09/2023	400,709,333	400,000,000
Standard Chartered Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,128,928; 0.00% - 6.00%; 05/31/2023 - 11/15/2052)	4.55%	03/01/2023	250,031,597	250,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	1,045,775,475	1,045,643,317
Total Repurchase Agreements (Cost $22,489,101,442)				22,489,101,442
TOTAL INVESTMENTS IN SECURITIES-98.80% (Cost $40,683,351,728)				40,683,351,728
OTHER ASSETS LESS LIABILITIES-1.20%				492,409,255
NET ASSETS-100.00%				$41,175,760,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	54.7%

8-30	10.0

31-60	7.0

61-90	7.1

91-180	3.3

181+	17.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-37.65%
U.S. Treasury Bills-23.42%(a)

U.S. Treasury Bills	4.53%	03/21/2023	$827,880	$825,805,701

U.S. Treasury Bills	4.53%-4.56%	03/28/2023	2,450,000	2,441,698,905

U.S. Treasury Bills	4.54%	04/04/2023	2,000,000	1,991,490,553

U.S. Treasury Bills	4.46%	04/06/2023	470,000	467,927,300

U.S. Treasury Bills	4.63%	04/11/2023	2,040,000	2,029,312,660

U.S. Treasury Bills	4.51%	04/18/2023	2,500,000	2,485,199,998

U.S. Treasury Bills	4.61%	04/20/2023	1,200,000	1,192,400,000

U.S. Treasury Bills	4.49%	04/25/2023	1,300,000	1,291,211,460

U.S. Treasury Bills	4.63%	04/27/2023	1,100,000	1,092,031,875

U.S. Treasury Bills	4.65%	05/04/2023	2,000,000	1,983,662,221

U.S. Treasury Bills	4.64%	05/11/2023	1,410,000	1,397,235,975

U.S. Treasury Bills	4.69%	05/30/2023	445,000	439,860,249

U.S. Treasury Bills	4.70%	06/06/2023	1,100,000	1,086,292,014

U.S. Treasury Bills	4.12%-4.52%	10/05/2023	240,000	233,818,882

U.S. Treasury Bills	4.78%	11/30/2023	45,000	43,439,912

U.S. Treasury Bills	4.68%	01/25/2024	1,200,000	1,150,829,997

				20,152,217,702

U.S. Treasury Floating Rate Notes-14.23%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	10/31/2023	431,679	431,694,009

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	4.79%	01/31/2024	180,000	179,971,503

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	4.73%	04/30/2024	3,564,000	3,561,449,655

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	3,323,400	3,321,978,999

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	3,834,800	3,830,307,536

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	915,000	915,650,639

				12,241,052,341

Total U.S. Treasury Securities (Cost $32,393,270,043)				32,393,270,043

U.S. Government Sponsored Agency Securities-5.75%

Federal Farm Credit Bank (FFCB)-3.37%

Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.57%	06/12/2023	75,000	75,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	07/07/2023	143,000	143,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/08/2023	155,000	155,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/18/2023	21,500	21,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/27/2023	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	12/15/2023	24,500	24,499,020

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.61%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	02/05/2024	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	02/20/2024	$80,000	$80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	03/15/2024	431,000	431,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	03/18/2024	445,000	445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/24/2024	62,000	62,000,000

				2,898,499,020

Federal Home Loan Bank (FHLB)-2.18%(a)

Federal Home Loan Bank	4.81%	07/14/2023	800,000	785,899,999

Federal Home Loan Bank	5.01%	01/12/2024	213,000	204,015,956

Federal Home Loan Bank	5.02%	02/09/2024	926,000	883,581,484

				1,873,497,439

U.S. International Development Finance Corp. (DFC)-0.20%

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	06/15/2025	12,000	12,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.46%	07/15/2025	13,056	13,055,558

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2025	2,895	2,894,737

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.65%	09/15/2026	6,250	6,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2026	3,750	3,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.46%	09/30/2027	10,364	10,363,637

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	02/15/2028	11,111	11,111,111

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	11/15/2028	52,273	52,272,728

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	05/15/2030	6,734	6,734,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	10/15/2030	6,889	6,888,889

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.47%	07/09/2026	17,850	17,850,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	03/15/2030	32,625	32,625,000

				175,795,660

Total U.S. Government Sponsored Agency Securities (Cost $4,947,792,119)				4,947,792,119

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-43.40% (Cost $37,341,062,162)				37,341,062,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements-56.68%(d)

Bank of Nova Scotia, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 0.00% - 4.38%; 03/16/2023 - 02/15/2050)	4.55%	03/01/2023	$924,801,150	$924,684,280

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $1,195,151,035 (collateralized by agency mortgage-backed securities valued at $1,218,900,000; 1.81% - 6.50%; 10/25/2031 - 09/20/2072)	4.55%	03/01/2023	735,092,896	735,000,000

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $600,066,667 (collateralized by U.S. Treasury obligations valued at $612,000,086; 0.13% - 1.13%; 01/15/2024 - 01/15/2033)	4.00%	03/01/2023	400,044,444	400,000,000

CIBC World Markets Corp., joint term agreement dated 02/16/2023, aggregate maturing value of $501,583,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,130; 1.50% - 8.50%; 01/01/2024 - 03/01/2053)(e)	4.56%	03/13/2023	300,950,000	300,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023, aggregate maturing value of $3,002,654,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,083; 0.13% - 1.13%; 07/15/2023 - 01/15/2033)(e)	4.55%	03/01/2023	1,000,884,722	1,000,000,000

Federal Reserve Bank of New York, joint agreement dated 02/28/2023, aggregate maturing value of $50,006,319,444 (collateralized by U.S. Treasury obligations valued at $50,006,319,596; 0.25% - 4.50%; 10/31/2023 - 08/15/2039)	4.55%	03/01/2023	32,704,132,917	32,700,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $300,035,833 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.88% - 4.84%; 07/31/2023 - 02/15/2032)	4.30%	03/01/2023	200,023,889	200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $4,000,505,556 (collateralized by U.S. Treasury obligations valued at $4,080,000,087; 0.00% - 4.38%; 06/13/2023 - 02/15/2048)	4.55%	03/01/2023	2,500,315,972	2,500,000,000

Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,065; 1.88% - 2.88%; 05/15/2051 - 05/15/2052)	4.55%	03/01/2023	100,012,639	100,000,000

Goldman Sachs & Co., agreement dated 02/28/2023, maturing value of $1,500,190,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.00% - 6.25%; 03/23/2023 - 02/15/2048)	4.56%	03/01/2023	1,500,190,000	1,500,000,000

Goldman Sachs & Co., joint agreement dated 02/28/2023, aggregate maturing value of $1,295,098,924 (collateralized by U.S. Treasury obligations valued at $1,320,900,062; 0.00% - 5.38%; 03/02/2023 - 08/15/2052)	2.75%	03/01/2023	845,064,549	845,000,000

ING Financial Markets, LLC, joint term agreement dated 02/02/2023, aggregate maturing value of $251,551,667 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.00% - 6.50%; 08/01/2028 - 02/01/2053)	4.56%	03/23/2023	85,527,567	85,000,000

ING Financial Markets, LLC, term agreement dated 02/02/2023, maturing value of $301,862,000 (collateralized by agency mortgage-backed securities valued at $306,000,000; 2.00% - 6.00%; 11/01/2029 - 02/01/2053)	4.56%	03/23/2023	301,862,000	300,000,000

ING Financial Markets, LLC, term agreement dated 02/02/2023, maturing value of $503,103,333 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 7.00%; 03/01/2028 - 01/01/2057)	4.56%	03/23/2023	503,103,333	500,000,000

ING Financial Markets, LLC, term agreement dated 02/13/2023, maturing value of $251,205,972 (collateralized by agency mortgage-backed securities and a U.S. Treasury obligation valued at $255,000,070; 2.00% - 5.50%; 06/01/2047 - 01/01/2053)	4.57%	03/23/2023	251,205,972	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 02/27/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.38% - 7.50%; 09/01/2025 - 08/01/2056)(f)	4.57%	03/01/2023	$785,199,303	$785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/22/2023, aggregate maturing value of $350,316,644 (collateralized by U.S. Treasury obligations valued at $359,869,294; 0.00%; 08/15/2027 - 08/15/2046)(e)	4.57%	03/01/2023	170,152,002	170,000,937

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $1,802,662,944 (collateralized by U.S. Treasury obligations valued at $1,838,431,196; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(e)	4.57%	03/01/2023	952,908,513	952,062,500

Prudential Insurance Co. of America, agreement dated 02/28/2023, maturing value of $144,194,512 (collateralized by U.S. Treasury obligations valued at $146,949,280; 0.00%; 05/15/2037 - 08/15/2042)	4.56%	03/01/2023	144,194,512	144,176,250

RBC Dominion Securities Inc., joint term agreement dated 02/02/2023, aggregate maturing value of $2,767,068,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,805,000,000; 0.13% - 5.50%; 03/31/2023 - 02/20/2053)(e)	4.56%	03/23/2023	1,076,641,133	1,070,000,000

Royal Bank of Canada, term agreement dated 02/02/2023, maturing value of $1,006,206,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,039; 0.00% - 6.50%; 12/31/2025 - 02/01/2053)(e)	4.56%	03/23/2023	1,006,206,667	1,000,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,395; 0.00% - 4.00%; 03/28/2023 - 08/15/2052)(f)	4.55%	03/01/2023	100,012,639	100,000,000

Societe Generale, joint term agreement dated 02/23/2023, aggregate maturing value of $1,001,773,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,026; 0.13% - 4.13%; 05/31/2023 - 08/31/2029)	4.56%	03/09/2023	375,665,000	375,000,000

Standard Chartered Bank, agreement dated 02/28/2023, maturing value of $150,018,958 (collateralized by agency mortgage-backed securities valued at $153,019,338; 3.00% - 4.50%; 07/20/2049 - 10/20/2052)	4.55%	03/01/2023	150,018,958	150,000,000

Standard Chartered Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,128,928; 0.00% - 6.00%; 05/31/2023 - 11/15/2052)	4.55%	03/01/2023	750,094,792	750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	702,085,622	701,996,897

TD Securities (USA) LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $350,309,993 (collateralized by agency mortgage-backed securities valued at $357,000,000; 2.00% - 4.00%; 05/01/2041 - 05/01/2052)(e)	4.56%	03/01/2023	220,194,853	220,000,000

Total Repurchase Agreements (Cost $48,757,920,864)				48,757,920,864

TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $86,098,983,026)				86,098,983,026

OTHER ASSETS LESS LIABILITIES-(0.08)%				(64,740,455)

NET ASSETS-100.00%				$86,034,242,571

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate VRD -Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	56.1%

8-30	5.2

31-60	11.4

61-90	4.5

91-180	2.4

181+	20.4

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-100.83%

U.S. Treasury Bills-85.74%(a)
U.S. Treasury Bills	4.33%	03/02/2023	$20,000	$19,997,620

U.S. Treasury Bills	4.34%-4.51%	03/07/2023	110,700	110,618,265

U.S. Treasury Bills	4.32%-4.48%	03/09/2023	9,700	9,690,542

U.S. Treasury Bills	4.49%-4.54%	03/14/2023	86,700	86,559,909

U.S. Treasury Bills	4.53%-4.55%	03/21/2023	135,900	135,559,358

U.S. Treasury Bills	4.53%-4.56%	03/28/2023	72,500	72,253,676

U.S. Treasury Bills	4.40%	03/30/2023	51,000	50,821,288

U.S. Treasury Bills	4.50%-4.55%	04/04/2023	111,200	110,727,059

U.S. Treasury Bills	4.46%	04/06/2023	50,000	49,779,500

U.S. Treasury Bills	4.46%-4.63%	04/11/2023	80,000	79,587,722

U.S. Treasury Bills	4.61%	04/13/2023	22,150	22,029,356

U.S. Treasury Bills	4.68%	04/18/2023	41,000	40,745,800

U.S. Treasury Bills	4.69%	04/25/2023	65,000	64,537,603

U.S. Treasury Bills	4.65%	05/04/2023	60,000	59,509,867

U.S. Treasury Bills	4.64%	05/09/2023	16,000	15,859,853

U.S. Treasury Bills	4.64%	05/11/2023	40,000	39,637,900

U.S. Treasury Bills	4.74%	05/18/2023	26,000	25,736,360

U.S. Treasury Bills	4.78%	05/25/2023	20,000	19,777,111

U.S. Treasury Bills	4.75%	06/01/2023	10,000	9,879,931

U.S. Treasury Bills	4.70%	06/06/2023	35,000	34,563,837

U.S. Treasury Bills	4.64%	06/08/2023	15,000	14,812,931

U.S. Treasury Bills	4.77%	06/13/2023	33,000	32,551,933

U.S. Treasury Bills	3.01%	07/13/2023	6,000	5,934,764

U.S. Treasury Bills	4.80%	07/20/2023	10,000	9,816,504

U.S. Treasury Bills	4.12%	10/05/2023	6,000	5,856,302

U.S. Treasury Bills	4.68%-4.86%	01/25/2024	27,500	26,364,091

				1,153,209,082

U.S. Treasury Floating Rate Notes-14.16%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	4.84%	04/30/2023	19,000	19,000,127

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	4.84%	07/31/2023	17,500	17,500,177

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	10/31/2023	30,000	30,000,345

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	4.79%	01/31/2024	8,000	7,998,734

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	4.73%	04/30/2024	25,500	25,482,209

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	32,000	31,984,058

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	49,000	48,958,037

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	9,500	9,506,755

				190,430,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-0.93%
TOTAL INVESTMENTS IN SECURITIES-100.83% (Cost $1,356,189,593)				1,356,189,593

OTHER ASSETS LESS LIABILITIES-(0.83)%				(11,125,964)

NET ASSETS-100.00%				$1,345,063,629

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	9.6%

8-30	26.1

31-60	27.0

61-90	13.3

91-180	9.3

181+	14.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-94.08%

Alabama-3.55%

Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America, N.A.)(a)(b)(c)	2.14%	05/01/2041	$3,240	$3,240,000

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(b)(c)(d)	2.25%	07/01/2040	4,910	4,910,000

				8,150,000

Arizona-2.72%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC - Bank of America, N.A.)(b)(c)	1.40%	01/01/2046	6,250	6,250,000

California-0.87%

Los Angeles County Capital Asset Leasing Corp.; Series B, Commercial Paper Notes	2.00%	03/01/2023	2,000	2,000,000

Connecticut-2.47%

Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2017 A, Ref. VRD RB(b)	2.20%	07/01/2042	5,660	5,660,000

Delaware-0.95%

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.21%	05/01/2036	2,180	2,180,000

District of Columbia-3.29%

District of Columbia; Series 2022 A, Commercial Paper Notes(d)	2.43%	03/15/2023	3,000	3,000,000

District of Columbia (Georgetown University);
Series 2007 C-2, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.19%	04/01/2041	1,200	1,200,000

Series 2009 C, Ref. VRD RB (LOC - Bank of Tokyo Mitsubishi UFJ)(b)(c)(d)	2.19%	04/01/2042	3,350	3,350,000

				7,550,000

Florida-4.09%

Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	2.25%	06/01/2048	2,485	2,485,000

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.11%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.23%	07/01/2032	4,175	4,175,000

				9,385,000

Georgia-4.54%

Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.21%	11/01/2030	1,450	1,450,000

Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2022 B, VRD RB (SIFMA Municipal Swap Index + 0.03%)(b)	2.00%	09/01/2052	8,975	8,975,000

				10,425,000

Idaho-0.44%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2018 C, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.40%	03/01/2048	1,000	1,000,000

Illinois-7.33%

Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	2.21%	10/01/2033	2,625	2,625,000

Illinois (State of) Educational Facilities Authority (Augustana College); Series 2003 B, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.24%	10/01/2032	1,600	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.15%	01/01/2037	$2,800	$2,800,000

Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-2, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.50%	08/01/2043	1,000	1,000,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.45%	06/01/2034	2,960	2,960,000

Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD RB (LOC - FHLMC)(b)(c)	2.17%	01/01/2041	4,835	4,835,000

University of Illinois (Illinois Health Services); Series 1997 B, VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	2.50%	10/01/2026	1,000	1,000,000

				16,820,000

Indiana-3.31%

Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	2.28%	08/01/2037	4,950	4,950,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 C, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.05%	11/01/2039	2,635	2,635,000

				7,585,000

Iowa-2.18%

Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB (LOC - Korea Devlopment Bank)(a)(b)(c)(d)	2.24%	12/01/2041	5,000	5,000,000

Kentucky-1.61%

Boyle (County of), KY (Centre College); Series 2008 A, Ref. VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.20%	06/01/2037	3,700	3,700,000

Louisiana-3.79%

Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	2.50%	09/01/2033	1,000	1,000,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	2.45%	07/01/2047	6,605	6,605,000

Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	2.10%	07/01/2047	1,100	1,100,000

				8,705,000

Maryland-2.10%

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.45%	07/01/2041	4,810	4,810,000

Massachusetts-2.51%

Massachusetts (Commonwealth of) Development Finance Agency (Boston University);
Series 2008 U-6C, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.35%	10/01/2042	700	700,000

Series 2008 U-6E, Ref. VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.35%	10/01/2042	5,050	5,050,000

				5,750,000

Minnesota-3.12%

Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	2.29%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	2.20%	11/01/2035	3,600	3,600,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	2.20%	10/01/2033	2,385	2,385,000

				7,160,000

Mississippi-3.97%

Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(b)	1.40%	06/01/2023	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi-(continued)

Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 E, VRD IDR(b)	2.04%	12/01/2030	$4,000	$4,000,000

Series 2010 C, VRD IDR(b)	1.40%	11/01/2035	595	595,000

Series 2010 J, VRD IDR(b)	1.38%	11/01/2035	1,000	1,000,000

Series 2010 C, VRD IDR(b)	1.40%	11/01/2035	3,320	3,320,000

				9,115,000

Missouri-2.29%

Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	2.23%	11/01/2037	1,175	1,175,000

Kansas City (City of), MO (H Roe Bartle Convention Center);
Series 2008 F, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.24%	04/15/2025	1,915	1,915,000

Series 2008 E, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.24%	04/15/2034	900	900,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	2.38%	08/01/2038	1,260	1,260,000

				5,250,000

New York-5.36%

Metropolitan Transportation Authority;
Subseries 2012 G-1, VRD RB (LOC - Barclays Bank PLC)(b)(c)(d)	1.35%	11/01/2032	3,800	3,800,000

Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.20%	11/15/2046	4,510	4,510,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(b)(c)(d)	2.40%	05/01/2039	4,000	4,000,000

				12,310,000

North Carolina-5.63%

Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(b)	1.40%	01/15/2048	2,500	2,500,000

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(b)	1.40%	01/15/2037	4,000	4,000,000

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	2.20%	06/01/2027	6,425	6,425,000

				12,925,000

Ohio-1.73%

Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	2.20%	08/02/2038	2,650	2,650,000

Ohio State University (The); Series 2014 B-1, VRD RB(b)	2.41%	12/01/2039	1,310	1,310,000

				3,960,000

Oregon-0.49%

Oregon (State of) Department of Transportation; Series A-2, Commercial Paper Notes(d)	2.80%	03/21/2023	1,000	1,000,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2018 A, Ref. VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.40%	08/01/2034	125	125,000

				1,125,000

Pennsylvania-1.74%

Philadelphia (City of), PA; Series A, Commercial Paper Notes(d)	2.55%	03/23/2023	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-17.41%
Board of Regents of the University of Texas System;
Series 2008 B, VRD RB(b)	2.15%	08/01/2025	$1,115	$1,115,000

Series 2008 A, VRD RB(b)	2.10%	07/01/2037	2,425	2,425,000

Series A, Commercial Paper Notes	3.20%	03/03/2023	2,500	2,500,000

Garland (City of), TX; Series 2021, Commercial Paper Notes(d)	2.60%	03/01/2023	5,000	5,000,000

Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(b)	1.40%	11/01/2041	6,450	6,450,000

Harris County Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, Ref. VRD RB(b)	1.45%	12/01/2041	4,185	4,185,000

Houston (City of), TX; Series H-2, Commercial Paper Notes	2.85%	03/09/2023	7,000	7,000,000

Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil); Series 2011, VRD RB(b)	1.36%	11/01/2051	3,182	3,182,000

Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas); Series 2008 A, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.45%	10/01/2041	1,480	1,480,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	2.29%	05/01/2042	3,020	3,020,000

Texas A&M University; Series B, Commercial Paper Notes	3.25%	04/05/2023	3,600	3,600,000

				39,957,000

Virginia-1.00%
Loudoun (County of), VA Economic Development Authority (Jack Kent Cooke Foundation); Series 2004, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.25%	06/01/2034	2,300	2,300,000

Washington-1.32%
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	2.21%	11/01/2047	3,025	3,025,000

West Virginia-2.92%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America, N.A.)(b)(c)	2.19%	07/01/2039	745	745,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Truist Bank)(b)(c)	2.32%	01/01/2034	5,945	5,945,000

				6,690,000

Wisconsin-1.35%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	2.22%	10/01/2042	3,090	3,090,000

TOTAL INVESTMENTS IN SECURITIES(e)(f)-94.08% (Cost $215,877,000)				215,877,000

OTHER ASSETS LESS LIABILITIES-5.92%				13,576,124

NET ASSETS-100.00%				$229,453,124

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $8,240,000, which represented 3.59% of the Fund’s Net Assets.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada 8.3%; United Kingdom 6.9%; Japan 6.1%; Other countries less than 5% each: 4.3%.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

TD Bank, N.A.	5.6%

Northern Trust Co. (The)	5.6

PNC Bank, N.A.	5.3

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	91.8%

8-30	6.6

31-60	1.6

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Assets:

Investments in unaffiliated securities, at value	$1,441,448,359	$133,116,900	$18,194,250,286	$37,341,062,162	$1,356,189,593	$215,877,000

Repurchase agreements, at value and cost	391,668,085	101,000,000	22,489,101,442	48,757,920,864	-	-

Cash	19,375	-	710,756	983,579	78,638	35,079

Receivable for:
Investments sold	-	-	548,668,115	-	-	13,075,000

Fund shares sold	-	87,000	16,852,266	7,476,439	-	-

Interest	1,964,115	173,966	27,561,801	86,121,462	738,940	648,615

Fund expenses absorbed	37,313	32,400	1,744,510	-	54,458	65,326

Investment for trustee deferred compensation and retirement plans	2,688,319	708,169	1,620,498	739,975	74,208	244,277

Other assets	6,754	132,348	516,985	1,674,555	1,386	48,339

Total assets	1,837,832,320	235,250,783	41,281,026,659	86,195,979,036	1,357,137,223	229,993,636

Liabilities:

Payable for:
Investments purchased	-	-	-	-	9,879,931	-

Fund shares reacquired	-	176,816	3,090,287	4,269,464	-	6,500

Amount due custodian	-	2,848	-	-	-	-

Dividends	5,633,256	390,246	92,186,592	145,385,932	1,852,280	174,016

Accrued fees to affiliates	290,525	44,449	7,871,710	11,084,004	238,921	65,704

Accrued trustees’ and officers’ fees and benefits	4,481	2,926	36,205	77,012	3,868	2,679

Accrued operating expenses	47,662	21,439	243,679	-	13,029	31,340

Trustee deferred compensation and retirement plans	2,877,269	753,601	1,837,203	920,053	85,565	260,273

Total liabilities	8,853,193	1,392,325	105,265,676	161,736,465	12,073,594	540,512

Net assets applicable to shares outstanding	$1,828,979,127	$233,858,458	$41,175,760,983	$86,034,242,571	$1,345,063,629	$229,453,124

Net assets consist of:

Shares of beneficial interest	$1,831,354,980	$234,441,720	$41,178,125,062	$86,059,942,124	$1,345,271,837	$229,672,837

Distributable earnings (loss)	(2,375,853)	(583,262)	(2,364,079)	(25,699,553)	(208,208)	(219,713)

	$1,828,979,127	$233,858,458	$41,175,760,983	$86,034,242,571	$1,345,063,629	$229,453,124

Net Assets:

Institutional Class	$1,819,669,256	$232,387,514	$35,450,224,348	$71,325,123,345	$1,268,187,565	$193,805,989

Private Investment Class	$1,042,790	$332,161	$618,415,066	$742,331,579	$16,661,216	$25,307,654

Personal Investment Class	$10,252	$92,946	$388,631,121	$33,381,231	$11,961,557	$396,032

Cash Management Class	$1,676,277	$467,280	$240,742,041	$625,170,630	$80,071	$3,493,634

Reserve Class	$171,670	$71,322	$658,815,411	$512,205,911	$44,802,872	$5,703,646

Resource Class	$249,687	$394	$76,755,901	$196,305,722	$115,395	$735,736

Corporate Class	$6,059,212	$506,841	$1,887,842,566	$1,565,745,767	$3,254,953	$10,433

CAVU Securities Class	$99,983	$-	$1,854,334,529	$11,033,978,386	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	1,819,297,797	232,378,976	35,450,012,600	71,346,337,427	1,268,330,132	193,784,100

Private Investment Class	1,042,580	332,149	618,409,608	742,552,280	16,663,105	25,304,973

Personal Investment Class	10,250	92,942	388,629,737	33,391,145	11,962,914	395,994

Cash Management Class	1,675,941	467,263	240,741,915	625,356,709	80,079	3,493,246

Reserve Class	171,636	71,319	658,813,165	512,358,049	44,807,951	5,703,138

Resource Class	249,638	394	76,755,057	196,364,021	115,408	735,656

Corporate Class	6,057,994	506,822	1,887,836,389	1,566,211,620	3,255,321	10,432

CAVU Securities Class	99,963	-	1,854,316,343	11,037,257,584	-	-

Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$1,833,286,676	$234,120,176	$40,683,351,728	$86,098,983,026	$1,356,189,593	$215,877,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Investment income:
Interest	$33,876,133	$7,151,703	$708,212,871	$1,395,214,104	$25,472,569	$3,310,770

Expenses:
Advisory fees	1,298,945	287,417	26,911,965	36,209,920	863,058	269,431

Administrative services fees	376,482	88,649	8,043,255	16,157,749	308,915	62,708

Custodian fees	11,976	12,085	712,043	51,850	57,453	2,117

Distribution fees:
Private Investment Class	1,566	537	667,061	972,135	19,594	29,618

Personal Investment Class	27	251	1,134,089	90,606	32,317	2,915

Cash Management Class	681	174	119,391	317,403	31	1,369

Reserve Class	745	305	4,165,559	2,604,658	212,296	45,602

Resource Class	246	-	51,160	138,138	158	601

Corporate Class	245	34	191,872	167,327	1,056	2

Transfer agent fees	77,937	17,245	1,614,718	3,258,893	60,939	12,124

Trustees’ and officers’ fees and benefits	12,531	8,729	92,223	203,275	10,879	8,118

Registration and filing fees	54,047	56,974	978,820	2,003,579	47,828	62,326

Reports to shareholders	-	-	-	-	-	1,005

Professional services fees	23,255	19,395	67,575	22,179	21,273	19,076

Other	46,174	27,959	142,190	112,996	29,592	11,719

Total expenses	1,904,857	519,754	44,891,921	62,310,708	1,665,389	528,731

Less: Fees waived and expenses reimbursed	(342,612)	(173,553)	(6,268,478)	(84,156)	(181,160)	(179,196)

Net expenses	1,562,245	346,201	38,623,443	62,226,552	1,484,229	349,535

Net investment income	32,313,888	6,805,502	669,589,428	1,332,987,552	23,988,340	2,961,235

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	4,162	158	2,730,256	2,283,446	(30,165)	-

Change in net unrealized appreciation of unaffiliated investment securities	73,684	2,084	-	-	-	-

Net realized and unrealized gain (loss)	77,846	2,242	2,730,256	2,283,446	(30,165)	-

Net increase in net assets resulting from operations	$32,391,734	$6,807,744	$672,319,684	$1,335,270,998	$23,958,175	$2,961,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:

Net investment income	$32,313,888	$9,991,934	$6,805,502	$1,826,985

Net realized gain	4,162	3,959	158	624

Change in net unrealized appreciation (depreciation)	73,684	(406,836)	2,084	(5,126)

Net increase in net assets resulting from operations	32,391,734	9,589,057	6,807,744	1,822,483

Distributions to shareholders from distributable earnings:

Institutional Class	(32,218,847)	(9,973,378)	(6,784,760)	(1,657,807)

Private Investment Class	(17,996)	(6,754)	(5,822)	(1,550)

Personal Investment Class	(164)	(32)	(1,411)	(240)

Cash Management Class	(31,264)	(9,759)	(7,918)	(1,672)

Reserve Class	(2,462)	(378)	(971)	(130)

Resource Class	(4,383)	(1,017)	(8)	(3)

Corporate Class	(36,909)	(112)	(4,612)	(95)

CAVU Securities Class	(1,863)	(504)	-	-

Total distributions from distributable earnings	(32,313,888)	(9,991,934)	(6,805,502)	(1,661,497)

Return of capital:

Institutional Class	-	-	-	(165,120)

Private Investment Class	-	-	-	(154)

Personal Investment Class	-	-	-	(24)

Cash Management Class	-	-	-	(167)

Reserve Class	-	-	-	(13)

Resource Class	-	-	-	(1)

Corporate Class	-	-	-	(9)

Total return of capital	-	-	-	(165,488)

Total distributions	(32,313,888)	(9,991,934)	(6,805,502)	(1,826,985)

Share transactions-net:

Institutional Class	77,909,713	(614,280,688)	(90,087,288)	100,759,349

Private Investment Class	(30,196)	(1,818,407)	(125,154)	(147,861)

Personal Investment Class	4	-	1,540	(1,448)

Cash Management Class	(43,963)	(1,201,217)	98,248	(127,021)

Reserve Class	(3,343)	(40,550)	1,057	(16,775)

Resource Class	1,735	(114,240)	8	1

Corporate Class	6,036,928	(354)	485,652	64

CAVU Securities Class	-	1	-	-

Net increase (decrease) in net assets resulting from share transactions	83,870,878	(617,455,455)	(89,625,937)	100,466,309

Net increase (decrease) in net assets	83,948,724	(617,858,332)	(89,623,695)	100,461,807

Net assets:

Beginning of period	1,745,030,403	2,362,888,735	323,482,153	223,020,346

End of period	$1,828,979,127	$1,745,030,403	$233,858,458	$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:

Net investment income	$669,589,428	$96,074,616	$1,332,987,552	$325,968,052

Net realized gain (loss)	2,730,256	(3,886,562)	2,283,446	(28,543,577)

Net increase in net assets resulting from operations	672,319,684	92,188,054	1,335,270,998	297,424,475

Distributions to shareholders from distributable earnings:

Institutional Class	(581,902,260)	(85,408,911)	(1,124,090,481)	(295,190,284)

Private Investment Class	(7,645,428)	(1,268,453)	(10,946,131)	(2,186,097)

Personal Investment Class	(6,320,398)	(1,167,413)	(501,718)	(110,536)

Cash Management Class	(5,107,835)	(1,843,731)	(13,622,487)	(3,324,668)

Reserve Class	(12,607,423)	(2,122,002)	(8,266,117)	(1,225,131)

Resource Class	(1,108,827)	(267,315)	(3,057,626)	(863,585)

Corporate Class	(25,353,351)	(1,170,294)	(21,689,739)	(2,699,107)

CAVU Securities Class	(29,543,906)	(2,826,497)	(150,813,253)	(20,368,644)

Total distributions from distributable earnings	(669,589,428)	(96,074,616)	(1,332,987,552)	(325,968,052)

Share transactions-net:

Institutional Class	14,027,316,395	4,330,861,644	10,156,276,156	11,726,491,208

Private Investment Class	236,582,670	78,001,581	164,377,949	72,215,877

Personal Investment Class	(192,259,153)	315,801,181	(5,957,939)	29,989,058

Cash Management Class	(154,069,233)	(57,379,422)	(517,510,396)	394,921,370

Reserve Class	(328,669,854)	119,769,440	(86,634,703)	190,502,067

Resource Class	(642,242)	24,190,011	61,306,446	17,158,805

Corporate Class	1,413,797,274	207,510,470	1,023,377,300	(539,261,258)

CAVU Securities Class	1,297,043,776	10,231,626	6,183,737,346	3,411,670,557

Net increase in net assets resulting from share transactions	16,299,099,633	5,028,986,531	16,978,972,159	15,303,687,684

Net increase in net assets	16,301,829,889	5,025,099,969	16,981,255,605	15,275,144,107

Net assets:

Beginning of period	24,873,931,094	19,848,831,125	69,052,986,966	53,777,842,859

End of period	$41,175,760,983	$24,873,931,094	$86,034,242,571	$69,052,986,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:

Net investment income	$23,988,340	$4,933,278	$2,961,235	$629,361

Net realized gain (loss)	(30,165)	(129,607)	-	-

Net increase in net assets resulting from operations	23,958,175	4,803,671	2,961,235	629,361

Distributions to shareholders from distributable earnings:

Institutional Class	(22,764,739)	(4,768,439)	(2,597,193)	(576,238)

Private Investment Class	(259,555)	(48,742)	(243,504)	(26,690)

Personal Investment Class	(173,656)	(29,749)	(7,751)	(2,178)

Cash Management Class	(1,358)	(319)	(37,135)	(11,012)

Reserve Class	(660,979)	(71,516)	(67,697)	(10,273)

Resource Class	(3,661)	(360)	(7,815)	(2,938)

Corporate Class	(124,392)	(14,153)	(140)	(32)

Total distributions from distributable earnings	(23,988,340)	(4,933,278)	(2,961,235)	(629,361)

Share transactions-net:

Institutional Class	166,084,398	38,941,402	(2,953,360)	78,490,605

Private Investment Class	2,096,826	(78,490)	10,542,278	5,209,668

Personal Investment Class	(757,179)	8,907,420	(1,414,442)	133,658

Cash Management Class	1,491	(174,408)	(250,931)	(851,665)

Reserve Class	2,655,507	(32,341,061)	(9,080,916)	(1,439,232)

Resource Class	17,103	198	(24,302)	(716,611)

Corporate Class	(86,382)	(1,691,615)	136	19

Net increase (decrease) in net assets resulting from share transactions	170,011,764	13,563,446	(3,181,537)	80,826,442

Net increase (decrease) in net assets	169,981,599	13,433,839	(3,181,537)	80,826,442

Net assets:

Beginning of period	1,175,082,030	1,161,648,191	232,634,661	151,808,219

End of period	$1,345,063,629	$1,175,082,030	$229,453,124	$232,634,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Personal Investment Class

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses)									to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net			Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Return of	Total	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income(a)	unrealized)	operations	income	gains	capital	distributions	of period	return(b)	(000’s omitted)	reimbursements		reimbursements		net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/23	$1.0002	$0.0159	$0.0000	$0.0159	$(0.0159)	$-	$-	$(0.0159)	$1.0002	1.60%	$10	0.73	%(c)	0.77	%(c)	3.18	%(c)
Year ended 08/31/22	1.0004	0.0029	(0.0002)	0.0027	(0.0029)	-	-	(0.0029)	1.0002	0.27	10	0.40		0.77		0.26
Year ended 08/31/21	1.0006	0.0004	(0.0005)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	10	0.21		0.77		0.01
Year ended 08/31/20	1.0004	0.0081	(0.0008)	0.0073	(0.0071)	-	-	(0.0071)	1.0006	0.74	10	0.64		0.77		0.80
Year ended 08/31/19	1.0004	0.0182	0.0000	0.0182	(0.0182)	-	-	(0.0182)	1.0004	1.83	10	0.73		0.77		1.82
Year ended 08/31/18	1.0002	0.0118	(0.0011)	0.0107	(0.0105)	-	-	(0.0105)	1.0004	1.07	11	0.73		0.78		1.18
Invesco STIC Prime Portfolio
Six months ended 02/28/23	1.0000	0.0149	0.0004	0.0153	(0.0153)	-	-	(0.0153)	1.0000	1.54	93	0.73	(c)	0.82	(c)	3.00	(c)
Year ended 08/31/22	1.0000	0.0029	(0.0000)	0.0029	(0.0026)	-	(0.0003)	(0.0029)	1.0000	0.29	91	0.37		0.83		0.39
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	93	0.13		0.85		0.01
Year ended 08/31/20	1.0001	0.0075	(0.0012)	0.0063	(0.0064)	-	-	(0.0064)	1.0000	0.65	395	0.59		0.81		0.75
Year ended 08/31/19	1.0001	0.0171	0.0001	0.0172	(0.0172)	-	-	(0.0172)	1.0001	1.73	441	0.73		0.80		1.71
Year ended 08/31/18	1.0000	0.0100	(0.0002)	0.0098	(0.0097)	-	-	(0.0097)	1.0001	0.99	616	0.73		0.82		1.00
Invesco Treasury Portfolio
Six months ended 02/28/23	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.54	388,631	0.73	(c)	0.76	(c)	3.22	(c)
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.26	580,831	0.36		0.76		0.24
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	265,106	0.10		0.76		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.56	281,818	0.55		0.76		0.49
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.64	360,256	0.73		0.76		1.63
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	0.83	117,875	0.71		0.75		0.84
Invesco Government & Agency Portfolio
Six months ended 02/28/23	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.54	33,381	0.71	(c)	0.71	(c)	3.14	(c)
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.29	39,333	0.44		0.71		0.21
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	9,360	0.08		0.71		0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.58	13,530	0.50		0.70		0.50
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.66	15,992	0.71		0.71		1.65
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	0.84	8,321	0.68		0.70		0.82
Invesco Treasury Obligations Portfolio
Six months ended 02/28/23	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	1.49	11,962	0.73	(c)	0.76	(c)	3.03	(c)
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.23	12,718	0.42		0.76		0.17
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	3,813	0.10		0.76		0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.56	742	0.37		0.75		0.65
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.62	112	0.73		0.76		1.60
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	0.82	395	0.71		0.76		0.81
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/23	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	0.84	396	0.75	(c)	0.88	(c)	1.71	(c)
Year ended 08/31/22	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.11	1,811	0.42		0.92		0.11
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.01	1,677	0.07		0.95		0.01
Year ended 08/31/20	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.41	3,584	0.48		0.89		0.47
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	0.83	2,542	0.75		0.90		0.83
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.54	10	0.60		0.93		0.61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

    The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

    Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

    Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

    Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

32	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

    The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

    Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to

33	Short-Term Investments Trust

increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

    The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

    Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

    There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

    For the six months ended February 28, 2023, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

34	Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	-

    The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

    In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

    For the six months ended February 28, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$342,612

Invesco STIC Prime Portfolio	173,553

Invesco Treasury Portfolio	6,268,478

Invesco Government & Agency Portfolio	84,156

Invesco Treasury Obligations Portfolio	181,160

Invesco Tax-Free Cash Reserve Portfolio	179,196

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

    Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

    The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods,

35	Short-Term Investments Trust

giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of February 28, 2023, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2023, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$ -	$ 15,017,260	$-

Invesco STIC Prime Portfolio	10,011,507	7,808,191	-

Invesco Tax-Free Cash Reserve Portfolio	164,296,012	170,492,689	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

36	Short-Term Investments Trust

    The Funds had a capital loss carryforward as of August 31, 2022, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$9,051	$-	$9,051

Invesco Treasury Portfolio	3,918,575	-	3,918,575

Invesco Government & Agency Portfolio	28,544,744	-	28,544,744

Invesco Treasury Obligations Portfolio	132,371	24,258	156,629

Invesco Tax-Free Cash Reserve Portfolio	19,092	-	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2023
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$1,833,286,676	$103,511	$(273,743)	$(170,232)

Invesco STIC Prime Portfolio	234,120,176	546	(3,822)	(3,276)

Invesco Treasury Obligations Portfolio	1,356,198,463	-	(8,870)	(8,870)

*

For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	7,575,148,001	$7,576,878,151	16,021,220,223	$16,021,997,196

Private Investment Class	1,140	1,140	173	173

Cash Management Class	6,118	6,119	1	1

Reserve Class	256	257	7,065	7,068

Resource Class	417	417	-	-

Corporate Class	5,998,343	6,000,042	-	-

CAVU Securities Class	-	-	1	1

Issued as reinvestment of dividends:

Institutional Class	4,247,510	4,248,575	331,500	331,481

Private Investment Class	17,991	17,996	3,597	3,597

Personal Investment Class	4	4	-	-

Cash Management Class	31,256	31,264	5,971	5,971

Reserve Class	2,461	2,461	174	174

Resource Class	4,382	4,383	599	599

Corporate Class	36,900	36,909	70	70

37	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

		Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:

Institutional Class	(7,501,501,745)	$(7,503,217,013)	(16,635,655,012)	$(16,636,609,365)

Private Investment Class	(49,320)	(49,332)	(1,822,166)	(1,822,177)

Cash Management Class	(81,322)	(81,346)	(1,207,094)	(1,207,189)

Reserve Class	(6,059)	(6,061)	(47,789)	(47,792)

Resource Class	(3,063)	(3,065)	(114,803)	(114,839)

Corporate Class	(23)	(23)	(425)	(424)

Net increase (decrease) in share activity	83,853,247	$83,870,878	(617,277,915)	$(617,455,455)

(a)	42% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

38	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	911,782,582	$911,783,366	1,898,258,845	$1,898,293,281

Private Investment Class	69,416	69,416	66,475	66,475

Personal Investment Class	129	129	45	45

Cash Management Class	200,511	200,511	47,921	47,925

Reserve Class	87	87	1	1

Resource Class	1	1	-	-

Corporate Class	611,040	611,040	-	-

Issued as reinvestment of dividends:
Institutional Class	5,147,362	5,147,362	718,725	718,729

Private Investment Class	5,822	5,822	961	961

Personal Investment Class	1,411	1,411	131	131

Cash Management Class	4,838	4,838	351	351

Reserve Class	971	971	62	62

Resource Class	8	8	1	1

Corporate Class	4,612	4,612	64	64

Reacquired:
Institutional Class	(1,007,016,975)	(1,007,018,016)	(1,798,225,673)	(1,798,252,661)

Private Investment Class	(200,392)	(200,392)	(215,296)	(215,297)

Personal Investment Class	-	-	(1,624)	(1,624)

Cash Management Class	(107,101)	(107,101)	(175,291)	(175,297)

Reserve Class	(1)	(1)	(16,836)	(16,838)

Resource Class	(1)	(1)	-	-

Corporate Class	(130,000)	(130,000)	-	-

Net increase (decrease) in share activity	(89,625,680)	$(89,625,937)	100,458,862	$100,466,309

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

39	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	145,004,051,458	$145,004,051,458	132,066,034,066	$132,066,034,066

Private Investment Class	693,606,770	693,606,770	1,001,410,898	1,001,410,898

Personal Investment Class	1,065,604,266	1,065,604,266	2,236,178,971	2,236,178,971

Cash Management Class	445,291,553	445,291,553	1,488,319,714	1,488,319,714

Reserve Class	2,136,575,113	2,136,575,113	3,559,612,942	3,559,612,942

Resource Class	154,959,401	154,959,401	215,964,855	215,964,855

Corporate Class	7,067,487,198	7,067,487,198	4,502,000,934	4,502,000,934

CAVU Securities Class	10,117,703,630	10,117,703,630	12,888,063,731	12,888,063,731

Issued as reinvestment of dividends:
Institutional Class	188,438,016	188,438,016	10,223,078	10,223,078

Private Investment Class	4,364,973	4,364,973	184,233	184,233

Personal Investment Class	5,687,699	5,687,699	398,914	398,914

Cash Management Class	5,107,835	5,107,835	1,071,516	1,071,516

Reserve Class	12,607,423	12,607,423	971,014	971,014

Resource Class	1,108,827	1,108,827	130,138	130,138

Corporate Class	9,000,585	9,000,585	261,029	261,029

CAVU Securities Class	17,718,130	17,718,130	1,880	1,880

Reacquired:
Institutional Class	(131,165,173,079)	(131,165,173,079)	(127,745,395,500)	(127,745,395,500)

Private Investment Class	(461,389,073)	(461,389,073)	(923,593,550)	(923,593,550)

Personal Investment Class	(1,263,551,118)	(1,263,551,118)	(1,920,776,704)	(1,920,776,704)

Cash Management Class	(604,468,621)	(604,468,621)	(1,546,770,652)	(1,546,770,652)

Reserve Class	(2,477,852,390)	(2,477,852,390)	(3,440,814,516)	(3,440,814,516)

Resource Class	(156,710,470)	(156,710,470)	(191,904,982)	(191,904,982)

Corporate Class	(5,662,690,509)	(5,662,690,509)	(4,294,751,493)	(4,294,751,493)

CAVU Securities Class	(8,838,377,984)	(8,838,377,984)	(12,877,833,985)	(12,877,833,985)

Net increase in share activity	16,299,099,633	$16,299,099,633	5,028,986,531	$5,028,986,531

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	324,869,749,338	$324,869,749,338	454,339,645,288	$454,339,645,288

Private Investment Class	1,126,644,425	1,126,644,425	1,778,974,054	1,778,974,054

Personal Investment Class	58,898,358	58,898,358	97,861,174	97,861,174

Cash Management Class	414,424,303	414,424,303	1,341,733,532	1,341,733,532

Reserve Class	807,114,011	807,114,011	2,373,222,673	2,373,222,673

Resource Class	826,482,205	826,482,205	1,481,464,937	1,481,464,937

Corporate Class	8,128,163,560	8,128,163,560	10,354,778,887	10,354,778,887

CAVU Securities Class	68,062,764,562	68,062,764,562	77,360,488,467	77,360,488,467

Issued as reinvestment of dividends:
Institutional Class	455,040,015	455,040,015	49,592,996	49,592,996

Private Investment Class	7,769,707	7,769,707	747,946	747,946

Personal Investment Class	501,718	501,718	55,691	55,691

Cash Management Class	3,325,117	3,325,117	463,867	463,867

Reserve Class	8,266,117	8,266,117	542,028	542,028

Resource Class	2,777,506	2,777,506	486,110	486,110

Corporate Class	11,198,615	11,198,615	1,161,309	1,161,309

CAVU Securities Class	99,055,148	99,055,148	7,176,754	7,176,754

Reacquired:
Institutional Class	(315,168,513,197)	(315,168,513,197)	(442,662,747,076)	(442,662,747,076)

Private Investment Class	(970,036,183)	(970,036,183)	(1,707,506,123)	(1,707,506,123)

Personal Investment Class	(65,358,015)	(65,358,015)	(67,927,807)	(67,927,807)

Cash Management Class	(935,259,816)	(935,259,816)	(947,276,029)	(947,276,029)

Reserve Class	(902,014,831)	(902,014,831)	(2,183,262,634)	(2,183,262,634)

Resource Class	(767,953,265)	(767,953,265)	(1,464,792,242)	(1,464,792,242)

Corporate Class	(7,115,984,875)	(7,115,984,875)	(10,895,201,454)	(10,895,201,454)

CAVU Securities Class	(61,978,082,364)	(61,978,082,364)	(73,955,994,664)	(73,955,994,664)

Net increase in share activity	16,978,972,159	$16,978,972,159	15,303,687,684	$15,303,687,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,955,044,530	$2,955,044,530	2,034,763,395	$2,034,763,395

Private Investment Class	5,741,484	5,741,484	4,862,034	4,862,034

Personal Investment Class	7,866,493	7,866,493	25,412,787	25,412,787

Cash Management Class	133	133	-	-

Reserve Class	75,864,809	75,864,809	237,156,939	237,156,939

Resource Class	1,257,552	1,257,552	891,607	891,607

Corporate Class	20,654,915	20,654,915	-	-

Issued as reinvestment of dividends:
Institutional Class	13,024,486	13,024,486	1,208,158	1,208,158

Private Investment Class	259,555	259,555	25,960	25,960

Personal Investment Class	173,656	173,656	13,163	13,163

Cash Management Class	1,358	1,358	185	185

Reserve Class	660,979	660,979	26,868	26,868

Resource Class	2,003	2,003	-	-

Corporate Class	121,810	121,810	8,385	8,385

Reacquired:
Institutional Class	(2,801,984,618)	(2,801,984,618)	(1,997,030,151)	(1,997,030,151)

Private Investment Class	(3,904,213)	(3,904,213)	(4,966,484)	(4,966,484)

Personal Investment Class	(8,797,328)	(8,797,328)	(16,518,530)	(16,518,530)

Cash Management Class	-	-	(174,593)	(174,593)

Reserve Class	(73,870,281)	(73,870,281)	(269,524,868)	(269,524,868)

Resource Class	(1,242,452)	(1,242,452)	(891,409)	(891,409)

Corporate Class	(20,863,107)	(20,863,107)	(1,700,000)	(1,700,000)

Net increase in share activity	170,011,764	$170,011,764	13,563,446	$13,563,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 38% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	222,924,718	$222,924,718	264,322,787	$264,322,787

Private Investment Class	36,294,273	36,294,273	8,658,509	8,658,509

Personal Investment Class	1,707,275	1,707,275	4,144,947	4,144,947

Cash Management Class	2,589,877	2,589,877	4,995,075	4,995,075

Reserve Class	13,217,998	13,217,998	44,954,869	44,954,869

Resource Class	537	537	-	-

Corporate Class	49,490	49,490	-	-

Issued as reinvestment of dividends:
Institutional Class	1,792,239	1,792,239	203,648	203,648

Private Investment Class	233,864	233,864	10,734	10,734

Personal Investment Class	7,751	7,751	619	619

Cash Management Class	8,620	8,620	1,959	1,959

Reserve Class	67,697	67,697	2,238	2,238

Resource Class	7,709	7,709	1,890	1,890

Corporate Class	136	136	19	19

Reacquired:
Institutional Class	(227,670,317)	(227,670,317)	(186,035,830)	(186,035,830)

Private Investment Class	(25,985,859)	(25,985,859)	(3,459,575)	(3,459,575)

Personal Investment Class	(3,129,468)	(3,129,468)	(4,011,908)	(4,011,908)

Cash Management Class	(2,849,428)	(2,849,428)	(5,848,699)	(5,848,699)

Reserve Class	(22,366,611)	(22,366,611)	(46,396,339)	(46,396,339)

Resource Class	(32,548)	(32,548)	(718,501)	(718,501)

Corporate Class	(49,490)	(49,490)	-	-

Net increase (decrease) in share activity	(3,181,537)	$(3,181,537)	80,826,442	$80,826,442

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Significant Event

On January 19, 2023, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of Invesco Tax-Free Cash Reserve Portfolio Fund (the “Fund”). In order to effect such liquidation, the Fund closed to investments by new accounts after the close of business on February 24, 2023. The Fund is expected to liquidate on or about April 24, 2023.

43	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Personal Investment	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/22)	(02/28/23)[1]	Period[2]	(02/28/23)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,016.00	$3.65	$1,021.17	$3.66	0.73%
Invesco STIC Prime Portfolio	1,000.00	1,015.40	3.65	1,021.17	3.66	0.73
Invesco Treasury Portfolio	1,000.00	1,015.40	3.65	1,021.17	3.66	0.73
Invesco Government & Agency Portfolio	1,000.00	1,015.40	3.55	1,021.27	3.56	0.71
Invesco Treasury Obligations Portfolio	1,000.00	1,014.90	3.65	1,021.17	3.66	0.73
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,008.40	3.73	1,021.08	3.76	0.75

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

44	Short-Term Investments Trust

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-6

Semiannual Report to Shareholders	February 28, 2023

Reserve Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Schedules of Investments

25	Financial Statements

31	Financial Highlights

32	Notes to Financial Statements

44	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/28/23

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	12 - 48 days	41 days	47 days	$171.7 thousand
Invesco STIC Prime[1]	2 - 8 days	3 days	5 days	71.3 thousand
Invesco Treasury[2]	3 - 30 days	26 days	111 days	658.8 million
Invesco Government & Agency[2]	8 - 30 days	23 days	109 days	512.2 million
Invesco Treasury Obligations[2]	29 - 53 days	45 days	103 days	44.8 million
Invesco Tax-Free Cash Reserve[3]	6 - 13 days	6 days	6 days	5.7 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

  Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-51.09%(a)

Asset-Backed Securities - Consumer Receivables-1.09%

Old Line Funding LLC (1 mo. FEDL + 0.12%)(b)(c)(d)	4.65%	05/23/2023	$20,000	$20,000,000

Asset-Backed Securities - Fully Supported Bank-12.57%

Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.19%)(b)(c)(d)	4.76%	04/07/2023	40,000	40,006,000

Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(b)(c)(d)	4.66%	04/19/2023	37,108	37,117,871

Lexington Parker Capital Co. LLC (Multi - CEP’s)(b)(c)	4.63%	03/15/2023	20,000	19,961,875

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	4.62%	03/17/2023	39,110	39,025,451

Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.82%	05/02/2023	50,000	49,586,475

Nieuw Amsterdam Receivables Corp B.V. (CEP - Cooperatieve Rabobank U.A.) (Netherlands)(b)(c)	4.68%	04/11/2023	19,500	19,394,417

Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.95%	05/03/2023	25,000	24,788,844

				229,880,933

Diversified Banks-19.40%

Banco Santander S.A. (Spain)(b)(c)	4.94%	05/01/2023	25,000	24,796,778

Banco Santander S.A. (Spain)(b)(c)	4.96%	05/10/2023	10,000	9,906,438

Barclays Bank PLC(b)(c)	4.89%	05/24/2023	10,000	9,886,147

DBS Bank Ltd. (Singapore)(b)(c)	5.18%	06/07/2023	20,000	19,737,925

DNB Bank ASA (Norway)(b)(c)	5.15%	02/01/2024	25,000	23,780,149

DZ Bank AG (Germany)(b)(c)	4.79%	04/11/2023	30,000	29,838,405

Lloyds Bank PLC (United Kingdom)(c)	5.14%	08/01/2023	25,000	24,464,636

National Australia Bank Ltd. (Australia)(b)(c)	5.10%	11/02/2023	40,000	38,606,096

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	4.65%	04/03/2023	50,000	49,781,078

Nordea Bank Abp (Finland)(b)(c)	5.06%	07/03/2023	30,000	29,493,646

Sumitomo Mitsui Trust Bank Ltd.(b)(c)	4.58%	03/06/2023	50,000	49,962,083

Toronto-Dominion Bank (The) (Canada)(b)(c)	0.00%	01/26/2024	25,000	24,934,499

Westpac Banking Corp. (Australia)(b)(c)	5.47%	08/03/2023	20,000	19,580,447

				354,768,327

Diversified Capital Markets-5.98%

Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC)	5.09%	07/12/2023	10,000	9,816,606

Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.80%	04/25/2023	50,000	49,635,222

Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.25%)(c)(d)	4.82%	07/24/2023	30,000	30,005,940

Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	4.62%	03/17/2023	20,000	19,956,556

				109,414,324

Education Services-1.97%

Emory University	4.68%	04/06/2023	36,000	35,983,588

Investment Banking & Brokerage-1.62%

Goldman Sachs International(b)	4.97%	05/24/2023	30,000	29,663,400

Regional Banks-2.73%

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	4.59%	03/24/2023	50,000	49,848,667

Specialized Finance-5.73%

Cabot Trail Funding LLC (CEP - TD Bank N.A.)(b)(c)	4.68%	04/03/2023	25,000	24,890,208

Caterpillar Financial Services Corp.	4.61%	03/02/2023	50,000	49,987,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)

Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.23%)(c)(d)	4.80%	07/24/2023	$20,000	$20,003,960

Ontario Teachers’ Finance Trust (Canada)(b)(c)	5.24%	05/16/2023	10,000	9,898,852

				104,780,498

Total Commercial Paper (Cost $934,507,127)				934,339,737

Certificates of Deposit-23.43%

Bank of America N.A.	5.37%	08/28/2023	40,000	39,989,008

Credit Agricole Corporate & Investment Bank S.A.(c)	4.55%	03/01/2023	69,572	69,571,586

DNB Bank ASA (Norway)(c)	4.55%	03/01/2023	62,000	62,000,000

Mizuho Bank Ltd.(c)	4.57%	03/01/2023	86,000	86,000,000

Oversea-Chinese Banking Corp. Ltd.(c)	4.84%	05/31/2023	25,000	24,998,175

Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	20,000	20,009,854

Skandinaviska Enskilda Banken AB(c)	4.56%	03/01/2023	90,000	90,000,000

Sumitomo Mitsui Trust Bank Ltd.(c)	4.55%	03/01/2023	36,000	36,000,000

Total Certificates of Deposit (Cost $428,571,465)				428,568,623

Variable Rate Demand Notes-4.29%(e)

Credit Enhanced-4.29%

Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	9,100	9,099,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	2,400	2,400,000

Total Variable Rate Demand Notes (Cost $78,539,999)				78,539,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-78.81% (Cost $1,441,618,591)				1,441,448,359

			Repurchase Amount
Repurchase Agreements-21.42%(g)

BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,104 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,897,590; 0.00% - 8.59%; 09/29/2023 - 10/20/2072)(c)(h) 4.67% 03/01/2023			5,004,540	5,000,000

BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(c)(h)	4.70%	03/01/2023	20,018,278	20,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $115,105,321 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,499,356; 3.75% - 11.23%; 03/15/2024 - 09/25/2047)(c)(h)	4.71%	03/02/2023	45,041,213	45,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 - 02/25/2068)(c)(h)	4.65%	03/02/2023	18,016,275	18,000,000

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $50,006,444 (collateralized by corporate obligations valued at $55,000,360; 3.63% - 10.50%; 11/15/2026 - 05/15/2031)	4.64%	03/01/2023	25,003,222	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, non-agency mortgage-backed securities valued at $212,241,452; 0.70% - 11.75%; 05/22/2023 - 05/15/2097)(c)(i)	4.65%	03/01/2023	$15,001,938	$15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 01/04/2023 (collateralized by corporate obligations valued at $110,000,002; 0.00% - 11.50%; 05/30/2023 - 02/01/2050)(i)	4.87%	03/01/2023	40,150,956	40,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,752,093; 4.25% - 10.63%; 09/01/2023 - 03/01/2033)(i)	4.77%	03/01/2023	7,025,873	7,000,000

RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 -01/15/2077)(c)(h)	4.75%	03/01/2023	15,013,854	15,000,000

Societe Generale, joint open agreement dated 01/04/2023 (collateralized by corporate obligations, a non-agency asset-backed security, a U.S. government sponsored agency obligation and U.S. Treasury obligation valued at $92,137,344; 0.00% - 7.88%; 03/15/2023 - 02/27/2063)(c)(i)	4.68%	03/01/2023	30,003,900	30,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(c)(i)	4.75%	03/01/2023	25,003,299	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.00% - 3.50%; 11/01/2046 - 01/20/2052)	4.56%	03/01/2023	146,686,663	146,668,085

Total Repurchase Agreements (Cost $391,668,085)				391,668,085

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.23% (Cost $1,833,286,676)				1,833,116,444

OTHER ASSETS LESS LIABILITIES-(0.23)%				(4,137,317)

NET ASSETS-100.00%				$1,828,979,127

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $748,388,684, which represented 40.92% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 16.2%; Japan: 14.7%; Cananda: 9.3%; Netherland: 8.1%; Sweden: 6.0%; other countries less than 5% each: 21.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	49.6%

8-30	7.0

31-60	15.7

61-90	9.8

91-180	10.9

181+	7.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-26.41%

Australia and New Zealand Banking Group Ltd. (Cayman Islands)(a)	4.57%	03/01/2023	$9,000	$9,000,000

BNP Paribas S.A. (SOFR + 0.50%)(a)(b)	4.32%	03/08/2023	2,075	2,075,195

Credit Agricole Corporate & Investment Bank S.A.(a)	4.55%	03/01/2023	10,428	10,428,414

DNB Bank ASA (Norway)(a)	4.55%	03/01/2023	8,000	8,000,000

Mizuho Bank Ltd.(a)	4.57%	03/01/2023	9,000	9,000,000

Skandinaviska Enskilda Banken AB(a)	4.56%	03/01/2023	8,000	8,000,000

Standard Chartered Bank (SOFR + 0.30%) (United Kingdom)(a)(b)	4.36%	03/13/2023	6,250	6,250,482

Sumitomo Mitsui Trust Bank Ltd.(a)	4.55%	03/01/2023	9,000	9,000,000

Total Certificates of Deposit (Cost $61,753,946)				61,754,091

Commercial Paper-23.09%(c)

Asset-Backed Securities - Fully Supported Bank-11.56%

Anglesea Funding LLC (Multi - CEP’s)(a)(d)	4.65%	03/08/2023	7,000	6,992,897

Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(a)(b)(d)	4.48%	03/16/2023	7,071	7,071,654

Halkin Finance LLC (Multi - CEP’s)(a)(d)	4.77%	03/30/2023	7,000	6,973,196

Nieuw Amsterdam Receivables Corp B.V. (CEP - Cooperatieve Rabobank U.A.)(a)(d)	4.53%	03/03/2023	6,000	5,997,708

				27,035,455

Diversified Banks-4.27%

Westpac Banking Corp. (SOFR + 0.50%) (Australia)(a)(b)(d)	4.32%	03/21/2023	10,000	10,002,359

Diversified Capital Markets-2.14%

Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(d)	4.58%	03/01/2023	5,000	4,999,364

Integrated Oil & Gas-2.99%

TotalEnergies Capital Canada Ltd. (Canada)(a)(d)	4.61%	03/02/2023	7,000	6,998,250

Specialized Finance-2.13%

Cabot Trail Funding LLC (CEP - TD Bank N.A.)(a)(d)	4.68%	04/04/2023	5,000	4,977,381

Total Commercial Paper (Cost $54,016,230)				54,012,809

Variable Rate Demand Notes-7.42%(e)

Credit Enhanced-7.42%

Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	5,000	5,000,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(a)(d)(f)	4.90%	04/01/2047	5,000	5,000,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	4.59%	05/01/2037	2,950	2,950,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(d)(f)	4.67%	01/01/2033	4,400	4,400,000

Total Variable Rate Demand Notes (Cost $17,350,000)				17,350,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-56.92% (Cost $133,120,176)				133,116,900

			Repurchase Amount
Repurchase Agreements-43.19%(g)

BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities, corporate obligations, agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(a)(h)	4.70%	03/01/2023	8,007,311	8,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agency mortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 - 02/25/2068)(a)(h)	4.65%	03/02/2023	$5,004,521	$5,000,000

BofA Securities, Inc., joint term agreement dated 02/28/2023, aggregate maturing value of $250,032,222 (collateralized by corporate obligations valued at $275,000,783; 2.30% - 11.50%; 04/15/2025 - 06/01/2052)(h)(i)	4.64%	03/07/2023	5,000,644	5,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,752,093; 4.25% - 10.63%; 09/01/2023 - 03/01/2033)(j)	4.77%	03/01/2023	8,029,569	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 0.99% - 6.50%; 01/01/2024 - 07/25/2059)	4.55%	03/01/2023	15,001,896	15,000,000

RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 - 01/15/2077)(a)(h)	4.75%	03/01/2023	10,009,236	10,000,000

RBC Dominion Securities Inc., joint agreement dated 02/28/2023, aggregate maturing value of $500,063,194 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,004; 0.00% - 6.00%; 07/15/2023 - 01/20/2053)	4.55%	03/01/2023	15,001,896	15,000,000

Societe Generale, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,098; 0.13% - 7.50%; 03/01/2027 - 03/01/2053)	4.55%	03/01/2023	15,001,896	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% - 11.75%; 03/15/2023 - 08/01/2118)(a)(j)	4.75%	03/01/2023	5,000,660	5,000,000

Wells Fargo Securities, LLC, joint agreement dated 02/28/2023, aggregate maturing value of $800,101,333 (collateralized by agency mortgage-backed securities valued at $816,000,000; 1.50% - 7.50%; 12/01/2023 - 03/01/2053)	4.56%	03/01/2023	15,001,900	15,000,000

Total Repurchase Agreements (Cost $101,000,000)				101,000,000

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.11% (Cost $234,120,176)				234,116,900

OTHER ASSETS LESS LIABILITIES-(0.11)%				(258,442)

NET ASSETS-100.00%				$233,858,458

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France 18.6%; Japan 9.8%; Canada 9.8%; Australia 8.1%; Netherlands 5.6%; other countries less than 5% each: 11.6%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $63,412,809, which represented 27.12% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	81.0%

8-30	16.9

31-60	2.1

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-44.18%

U.S. Treasury Bills-30.14%(a)

U.S. Treasury Bills	4.55%	03/09/2023	$200,000	$199,798,889

U.S. Treasury Bills	4.54%	03/14/2023	700,000	698,857,445

U.S. Treasury Bills	4.32%	03/16/2023	550,000	549,021,458

U.S. Treasury Bills	4.53%-4.54%	03/21/2023	1,800,000	1,795,490,498

U.S. Treasury Bills	4.56%	03/28/2023	450,000	448,472,812

U.S. Treasury Bills	4.54%	04/04/2023	675,000	672,128,062

U.S. Treasury Bills	4.47%-4.63%	04/11/2023	1,200,000	1,193,758,886

U.S. Treasury Bills	4.51%	04/18/2023	499,000	496,045,919

U.S. Treasury Bills	4.49%	04/25/2023	400,000	397,295,834

U.S. Treasury Bills	4.63%	04/27/2023	120,000	119,130,750

U.S. Treasury Bills	4.62%	05/02/2023	500,000	496,081,944

U.S. Treasury Bills	4.65%	05/04/2023	600,000	595,098,666

U.S. Treasury Bills	4.64%	05/09/2023	500,000	495,620,417

U.S. Treasury Bills	4.64%	05/11/2023	750,000	743,210,625

U.S. Treasury Bills	4.68%	05/23/2023	600,000	593,622,833

U.S. Treasury Bills	4.69%	05/30/2023	400,000	395,379,999

U.S. Treasury Bills	4.70%	06/06/2023	675,000	666,588,281

U.S. Treasury Bills	4.75%	07/06/2023	300,000	295,094,625

U.S. Treasury Bills	4.78%	11/30/2023	176,500	170,380,990

U.S. Treasury Bills	4.73%-4.83%	12/28/2023	500,000	480,831,389

U.S. Treasury Bills	4.68%-4.87%	01/25/2024	950,000	910,752,917

				12,412,663,239

U.S. Treasury Floating Rate Notes-14.04%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	1,945,500	1,944,968,479

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	2,589,000	2,586,191,922

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	1,250,000	1,250,426,646

				5,781,587,047

Total U.S. Treasury Securities (Cost $18,194,250,286)				18,194,250,286

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.18% (Cost $18,194,250,286)				18,194,250,286

			Repurchase Amount
Repurchase Agreements-54.62%(c)

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $600,066,667 (collateralized by U.S. Treasury obligations valued at $612,000,086; 0.13% - 1.13%; 01/15/2024 - 01/15/2033)	4.00%	03/01/2023	200,022,222	200,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023, aggregate maturing value of $3,002,654,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,083; 0.13% - 1.13%; 07/15/2023 - 01/15/2033)(d)	4.55%	03/01/2023	1,801,592,500	1,800,000,000

Federal Reserve Bank of New York, joint agreement dated 02/28/2023, aggregate maturing value of $50,006,319,444 (collateralized by U.S. Treasury obligations valued at $50,006,319,596; 0.25% - 4.50%; 10/31/2023 - 08/15/2039)	4.55%	03/01/2023	12,801,617,778	12,800,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $300,035,833 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.88% - 4.84%; 07/31/2023 - 02/15/2032)	4.30%	03/01/2023	$100,011,944	$100,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $4,000,505,556 (collateralized by U.S. Treasury obligations valued at $4,080,000,087; 0.00% - 4.38%; 06/13/2023 - 02/15/2048)	4.55%	03/01/2023	1,500,189,583	1,500,000,000

Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,065; 1.88% - 2.88%; 05/15/2051 - 05/15/2052)	4.55%	03/01/2023	500,063,194	500,000,000

Goldman Sachs & Co., agreement dated 02/28/2023, maturing value of $1,500,190,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,003; 0.00% - 5.25%; 11/15/2023 - 08/15/2051)	4.56%	03/01/2023	1,500,190,000	1,500,000,000

Goldman Sachs & Co., joint agreement dated 02/28/2023, aggregate maturing value of $1,295,098,924 (collateralized by U.S. Treasury obligations valued at $1,320,900,062; 0.00% - 5.38%; 03/02/2023 - 08/15/2052)	2.75%	03/01/2023	450,034,375	450,000,000

ING Financial Markets, LLC, term agreement dated 02/28/2023, maturing value of $100,088,472 (collateralized by U.S. Treasury obligations valued at $102,000,049; 0.00% - 4.50%; 06/15/2023 - 11/15/2050)(d)	4.55%	03/07/2023	100,088,472	100,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/22/2023, aggregate maturing value of $350,316,644 (collateralized by U.S. Treasury obligations valued at $359,869,294; 0.00%; 08/15/2027 -08/15/2046)(d)	4.57%	03/01/2023	100,088,861	100,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $1,802,662,944 (collateralized by U.S. Treasury obligations valued at $1,838,431,196; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(d)	4.57%	03/01/2023	672,959,969	672,362,500

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/22/2023, maturing value of $100,088,569 (collateralized by U.S. Treasury obligations valued at $102,012,845; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	4.56%	03/01/2023	100,088,569	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2023, maturing value of $896,209,130 (collateralized by U.S. Treasury obligations valued at $912,399,598; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	4.56%	03/01/2023	896,209,130	896,095,625

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,395; 0.00% - 4.00%; 03/28/2023 - 08/15/2052)(e)	4.55%	03/01/2023	75,009,479	75,000,000

Societe Generale, joint term agreement dated 02/23/2023, aggregate maturing value of $1,001,773,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,026; 0.13% - 4.13%; 05/31/2023 - 08/31/2029)	4.56%	03/09/2023	400,709,333	400,000,000

Standard Chartered Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,128,928; 0.00% - 6.00%; 05/31/2023 - 11/15/2052)	4.55%	03/01/2023	250,031,597	250,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	1,045,775,475	1,045,643,317

Total Repurchase Agreements (Cost $22,489,101,442)				22,489,101,442

TOTAL INVESTMENTS IN SECURITIES-98.80% (Cost $40,683,351,728)				40,683,351,728

OTHER ASSETS LESS LIABILITIES-1.20%				492,409,255

NET ASSETS-100.00%				$41,175,760,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	54.7%

8-30	10.0

31-60	7.0

61-90	7.1

91-180	3.3

181+	17.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-37.65%

U.S. Treasury Bills-23.42%(a)

U.S. Treasury Bills	4.53%	03/21/2023	$827,880	$825,805,701

U.S. Treasury Bills	4.53%-4.56%	03/28/2023	2,450,000	. 2,441,698,905

U.S. Treasury Bills	4.54%	04/04/2023	2,000,000	1,991,490,553

U.S. Treasury Bills	4.46%	04/06/2023	470,000	467,927,300

U.S. Treasury Bills	4.63%	04/11/2023	2,040,000	2,029,312,660

U.S. Treasury Bills	4.51%	04/18/2023	2,500,000	2,485,199,998

U.S. Treasury Bills	4.61%	04/20/2023	1,200,000	1,192,400,000

U.S. Treasury Bills	4.49%	04/25/2023	1,300,000	1,291,211,460

U.S. Treasury Bills	4.63%	04/27/2023	1,100,000	1,092,031,875

U.S. Treasury Bills	4.65%	05/04/2023	2,000,000	1,983,662,221

U.S. Treasury Bills	4.64%	05/11/2023	1,410,000	1,397,235,975

U.S. Treasury Bills	4.69%	05/30/2023	445,000	439,860,249

U.S. Treasury Bills	4.70%	06/06/2023	1,100,000	1,086,292,014

U.S. Treasury Bills	4.12%-4.52%	10/05/2023	240,000	233,818,882

U.S. Treasury Bills	4.78%	11/30/2023	45,000	43,439,912

U.S. Treasury Bills	4.68%	01/25/2024	1,200,000	1,150,829,997

				20,152,217,702

U.S. Treasury Floating Rate Notes-14.23%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	10/31/2023	431,679	431,694,009

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	4.79%	01/31/2024	180,000	179,971,503

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	4.73%	04/30/2024	3,564,000	3,561,449,655

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	3,323,400	3,321,978,999

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	3,834,800	3,830,307,536

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	915,000	915,650,639

				12,241,052,341

Total U.S. Treasury Securities (Cost $32,393,270,043)				32,393,270,043

U.S. Government Sponsored Agency Securities-5.75%

Federal Farm Credit Bank (FFCB)-3.37%

Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.57%	06/12/2023	75,000	75,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	07/07/2023	143,000	143,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/08/2023	155,000	155,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/18/2023	21,500	21,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/27/2023	60,000	60,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	12/15/2023	24,500	24,499,020

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.61%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	02/05/2024	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	02/20/2024	$80,000	$80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	03/15/2024	431,000	431,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	03/18/2024	445,000	445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/24/2024	62,000	62,000,000

				2,898,499,020

Federal Home Loan Bank (FHLB)-2.18%(a)

Federal Home Loan Bank	4.81%	07/14/2023	800,000	785,899,999

Federal Home Loan Bank	5.01%	01/12/2024	213,000	204,015,956

Federal Home Loan Bank	5.02%	02/09/2024	926,000	883,581,484

				1,873,497,439

U.S. International Development Finance Corp. (DFC)-0.20%

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	06/15/2025	12,000	12,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.46%	07/15/2025	13,056	13,055,558

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2025	2,895	2,894,737

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.65%	09/15/2026	6,250	6,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2026	3,750	3,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.46%	09/30/2027	10,364	10,363,637

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	02/15/2028	11,111	11,111,111

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	11/15/2028	52,273	52,272,728

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	05/15/2030	6,734	6,734,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	10/15/2030	6,889	6,888,889

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.47%	07/09/2026	17,850	17,850,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	03/15/2030	32,625	32,625,000

				175,795,660

Total U.S. Government Sponsored Agency Securities (Cost $4,947,792,119)				4,947,792,119

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-43.40% (Cost $37,341,062,162)				37,341,062,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements-56.68%(d)

Bank of Nova Scotia, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 0.00% - 4.38%; 03/16/2023 - 02/15/2050)	4.55%	03/01/2023	$924,801,150	$924,684,280

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $1,195,151,035 (collateralized by agency mortgage-backed securities valued at $1,218,900,000; 1.81% - 6.50%; 10/25/2031 - 09/20/2072)	4.55%	03/01/2023	735,092,896	735,000,000

BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $600,066,667 (collateralized by U.S. Treasury obligations valued at $612,000,086; 0.13% - 1.13%; 01/15/2024 - 01/15/2033)	4.00%	03/01/2023	400,044,444	400,000,000

CIBC World Markets Corp., joint term agreement dated 02/16/2023, aggregate maturing value of $501,583,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,130; 1.50% - 8.50%; 01/01/2024 - 03/01/2053)(e)	4.56%	03/13/2023	300,950,000	300,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023, aggregate maturing value of $3,002,654,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,083; 0.13% - 1.13%; 07/15/2023 - 01/15/2033)(e)	4.55%	03/01/2023	1,000,884,722	1,000,000,000

Federal Reserve Bank of New York, joint agreement dated 02/28/2023, aggregate maturing value of $50,006,319,444 (collateralized by U.S. Treasury obligations valued at $50,006,319,596; 0.25% - 4.50%; 10/31/2023 - 08/15/2039)	4.55%	03/01/2023	32,704,132,917	32,700,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $300,035,833 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.88% - 4.84%; 07/31/2023 - 02/15/2032)	4.30%	03/01/2023	200,023,889	200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $4,000,505,556 (collateralized by U.S. Treasury obligations valued at $4,080,000,087; 0.00% - 4.38%; 06/13/2023 - 02/15/2048)	4.55%	03/01/2023	2,500,315,972	2,500,000,000

Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,065; 1.88% - 2.88%; 05/15/2051 - 05/15/2052)	4.55%	03/01/2023	100,012,639	100,000,000

Goldman Sachs & Co., agreement dated 02/28/2023, maturing value of $1,500,190,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.00% - 6.25%; 03/23/2023 - 02/15/2048)	4.56%	03/01/2023	1,500,190,000	1,500,000,000

Goldman Sachs & Co., joint agreement dated 02/28/2023, aggregate maturing value of $1,295,098,924 (collateralized by U.S. Treasury obligations valued at $1,320,900,062; 0.00% - 5.38%; 03/02/2023 - 08/15/2052)	2.75%	03/01/2023	845,064,549	845,000,000

ING Financial Markets, LLC, joint term agreement dated 02/02/2023, aggregate maturing value of $251,551,667 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.00% - 6.50%; 08/01/2028 - 02/01/2053)	4.56%	03/23/2023	85,527,567	85,000,000

ING Financial Markets, LLC, term agreement dated 02/02/2023, maturing value of $301,862,000 (collateralized by agency mortgage-backed securities valued at $306,000,000; 2.00% - 6.00%; 11/01/2029 - 02/01/2053)	4.56%	03/23/2023	301,862,000	300,000,000

ING Financial Markets, LLC, term agreement dated 02/02/2023, maturing value of $503,103,333 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 7.00%; 03/01/2028 - 01/01/2057)	4.56%	03/23/2023	503,103,333	500,000,000

ING Financial Markets, LLC, term agreement dated 02/13/2023, maturing value of $251,205,972 (collateralized by agency mortgage-backed securities and a U.S. Treasury obligation valued at $255,000,070; 2.00% - 5.50%; 06/01/2047 - 01/01/2053)	4.57%	03/23/2023	251,205,972	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 02/27/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.38% - 7.50%; 09/01/2025 - 08/01/2056)(f)	4.57%	03/01/2023	$785,199,303	$785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/22/2023, aggregate maturing value of $350,316,644 (collateralized by U.S. Treasury obligations valued at $359,869,294; 0.00%; 08/15/2027 - 08/15/2046)(e)	4.57%	03/01/2023	170,152,002	170,000,937

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $1,802,662,944 (collateralized by U.S. Treasury obligations valued at $1,838,431,196; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(e)	4.57%	03/01/2023	952,908,513	952,062,500

Prudential Insurance Co. of America, agreement dated 02/28/2023, maturing value of $144,194,512 (collateralized by U.S. Treasury obligations valued at $146,949,280; 0.00%; 05/15/2037 - 08/15/2042)	4.56%	03/01/2023	144,194,512	144,176,250

RBC Dominion Securities Inc., joint term agreement dated 02/02/2023, aggregate maturing value of $2,767,068,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,805,000,000; 0.13% - 5.50%; 03/31/2023 - 02/20/2053)(e)	4.56%	03/23/2023	1,076,641,133	1,070,000,000

Royal Bank of Canada, term agreement dated 02/02/2023, maturing value of $1,006,206,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,039; 0.00% - 6.50%; 12/31/2025 - 02/01/2053)(e)	4.56%	03/23/2023	1,006,206,667	1,000,000,000

Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,395; 0.00% - 4.00%; 03/28/2023 - 08/15/2052)(f)	4.55%	03/01/2023	100,012,639	100,000,000

Societe Generale, joint term agreement dated 02/23/2023, aggregate maturing value of $1,001,773,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,026; 0.13% - 4.13%; 05/31/2023 - 08/31/2029)	4.56%	03/09/2023	375,665,000	375,000,000

Standard Chartered Bank, agreement dated 02/28/2023, maturing value of $150,018,958 (collateralized by agency mortgage-backed securities valued at $153,019,338; 3.00% - 4.50%; 07/20/2049 - 10/20/2052)	4.55%	03/01/2023	150,018,958	150,000,000

Standard Chartered Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,128,928; 0.00% - 6.00%; 05/31/2023 - 11/15/2052)	4.55%	03/01/2023	750,094,792	750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	702,085,622	701,996,897

TD Securities (USA) LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $350,309,993 (collateralized by agency mortgage-backed securities valued at $357,000,000; 2.00% - 4.00%; 05/01/2041 - 05/01/2052)(e)	4.56%	03/01/2023	220,194,853	220,000,000

Total Repurchase Agreements (Cost $48,757,920,864)				48,757,920,864

TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $86,098,983,026)				86,098,983,026

OTHER ASSETS LESS LIABILITIES-(0.08)%				(64,740,455)

NET ASSETS-100.00%				$86,034,242,571

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate VRD -Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	56.1%

8-30	5.2

31-60	11.4

61-90	4.5

91-180	2.4

181+	20.4

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-100.83%

U.S. Treasury Bills-85.74%(a)

U.S. Treasury Bills	4.33%	03/02/2023	$20,000	$19,997,620

U.S. Treasury Bills	4.34%-4.51%	03/07/2023	110,700	110,618,265

U.S. Treasury Bills	4.32%-4.48%	03/09/2023	9,700	9,690,542

U.S. Treasury Bills	4.49%-4.54%	03/14/2023	86,700	86,559,909

U.S. Treasury Bills	4.53%-4.55%	03/21/2023	135,900	135,559,358

U.S. Treasury Bills	4.53%-4.56%	03/28/2023	72,500	72,253,676

U.S. Treasury Bills	4.40%	03/30/2023	51,000	50,821,288

U.S. Treasury Bills	4.50%-4.55%	04/04/2023	111,200	110,727,059

U.S. Treasury Bills	4.46%	04/06/2023	50,000	49,779,500

U.S. Treasury Bills	4.46%-4.63%	04/11/2023	80,000	79,587,722

U.S. Treasury Bills	4.61%	04/13/2023	22,150	22,029,356

U.S. Treasury Bills	4.68%	04/18/2023	41,000	40,745,800

U.S. Treasury Bills	4.69%	04/25/2023	65,000	64,537,603

U.S. Treasury Bills	4.65%	05/04/2023	60,000	59,509,867

U.S. Treasury Bills	4.64%	05/09/2023	16,000	15,859,853

U.S. Treasury Bills	4.64%	05/11/2023	40,000	39,637,900

U.S. Treasury Bills	4.74%	05/18/2023	26,000	25,736,360

U.S. Treasury Bills	4.78%	05/25/2023	20,000	19,777,111

U.S. Treasury Bills	4.75%	06/01/2023	10,000	9,879,931

U.S. Treasury Bills	4.70%	06/06/2023	35,000	34,563,837

U.S. Treasury Bills	4.64%	06/08/2023	15,000	14,812,931

U.S. Treasury Bills	4.77%	06/13/2023	33,000	32,551,933

U.S. Treasury Bills	3.01%	07/13/2023	6,000	5,934,764

U.S. Treasury Bills	4.80%	07/20/2023	10,000	9,816,504

U.S. Treasury Bills	4.12%	10/05/2023	6,000	5,856,302

U.S. Treasury Bills	4.68%-4.86%	01/25/2024	27,500	26,364,091

				1,153,209,082

U.S. Treasury Floating Rate Notes-14.16%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	4.84%	04/30/2023	19,000	19,000,127

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	4.84%	07/31/2023	17,500	17,500,177

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	10/31/2023	30,000	30,000,345

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	4.79%	01/31/2024	8,000	7,998,734

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	4.73%	04/30/2024	25,500	25,482,209

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	32,000	31,984,058

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	49,000	48,958,037

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	9,500	9,506,755

				190,430,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-0.93%

TOTAL INVESTMENTS IN SECURITIES-100.83% (Cost $1,356,189,593)				1,356,189,593

OTHER ASSETS LESS LIABILITIES-(0.83)%				(11,125,964)

NET ASSETS-100.00%				$1,345,063,629

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	9.6%

8-30	26.1

31-60	27.0

61-90	13.3

91-180	9.3

181+	14.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-94.08%

Alabama-3.55%

Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 B, Ref. VRD RB (LOC - Bank of America, N.A.)(a)(b)(c)	2.14%	05/01/2041	$3,240	$3,240,000

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(b)(c)(d)	2.25%	07/01/2040	4,910	4,910,000

				8,150,000

Arizona-2.72%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC - Bank of America, N.A.)(b)(c)	1.40%	01/01/2046	6,250	6,250,000

California-0.87%

Los Angeles County Capital Asset Leasing Corp.; Series B, Commercial Paper Notes	2.00%	03/01/2023	2,000	2,000,000

Connecticut-2.47%

Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2017 A, Ref. VRD RB(b)	2.20%	07/01/2042	5,660	5,660,000

Delaware-0.95%

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.21%	05/01/2036	2,180	2,180,000

District of Columbia-3.29%

District of Columbia; Series 2022 A, Commercial Paper Notes(d)	2.43%	03/15/2023	3,000	3,000,000

District of Columbia (Georgetown University);
Series 2007 C-2, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.19%	04/01/2041	1,200	1,200,000

Series 2009 C, Ref. VRD RB (LOC - Bank of Tokyo Mitsubishi UFJ)(b)(c)(d)	2.19%	04/01/2042	3,350	3,350,000

				7,550,000

Florida-4.09%

Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	2.25%	06/01/2048	2,485	2,485,000

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.11%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.23%	07/01/2032	4,175	4,175,000

				9,385,000

Georgia-4.54%

Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.21%	11/01/2030	1,450	1,450,000

Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2022 B, VRD RB (SIFMA Municipal Swap Index + 0.03%)(b)	2.00%	09/01/2052	8,975	8,975,000

				10,425,000

Idaho-0.44%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2018 C, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.40%	03/01/2048	1,000	1,000,000

Illinois-7.33%

Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	2.21%	10/01/2033	2,625	2,625,000

Illinois (State of) Educational Facilities Authority (Augustana College); Series 2003 B, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.24%	10/01/2032	1,600	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.15%	01/01/2037	$2,800	$2,800,000

Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-2, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.50%	08/01/2043	1,000	1,000,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)(d)	2.45%	06/01/2034	2,960	2,960,000

Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD RB (LOC - FHLMC)(b)(c)	2.17%	01/01/2041	4,835	4,835,000

University of Illinois (Illinois Health Services); Series 1997 B, VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	2.50%	10/01/2026	1,000	1,000,000

				16,820,000

Indiana-3.31%

Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	2.28%	08/01/2037	4,950	4,950,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 C, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.05%	11/01/2039	2,635	2,635,000

				7,585,000

Iowa-2.18%

Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB (LOC - Korea Devlopment Bank)(a)(b)(c)(d)	2.24%	12/01/2041	5,000	5,000,000

Kentucky-1.61%

Boyle (County of), KY (Centre College); Series 2008 A, Ref. VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.20%	06/01/2037	3,700	3,700,000

Louisiana-3.79%

Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	2.50%	09/01/2033	1,000	1,000,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	2.45%	07/01/2047	6,605	6,605,000

Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	2.10%	07/01/2047	1,100	1,100,000

				8,705,000

Maryland-2.10%

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.45%	07/01/2041	4,810	4,810,000

Massachusetts-2.51%

Massachusetts (Commonwealth of) Development Finance Agency (Boston University);
Series 2008 U-6C, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.35%	10/01/2042	700	700,000

Series 2008 U-6E, Ref. VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.35%	10/01/2042	5,050	5,050,000

				5,750,000

Minnesota-3.12%

Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	2.29%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	2.20%	11/01/2035	3,600	3,600,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	2.20%	10/01/2033	2,385	2,385,000

				7,160,000

Mississippi-3.97%

Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(b)	1.40%	06/01/2023	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi-(continued)

Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 E, VRD IDR(b)	2.04%	12/01/2030	$4,000	$4,000,000

Series 2010 C, VRD IDR(b)	1.40%	11/01/2035	595	595,000

Series 2010 J, VRD IDR(b)	1.38%	11/01/2035	1,000	1,000,000

Series 2010 C, VRD IDR(b)	1.40%	11/01/2035	3,320	3,320,000

				9,115,000

Missouri-2.29%

Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	2.23%	11/01/2037	1,175	1,175,000

Kansas City (City of), MO (H Roe Bartle Convention Center);
Series 2008 F, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.24%	04/15/2025	1,915	1,915,000

Series 2008 E, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(d)	2.24%	04/15/2034	900	900,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	2.38%	08/01/2038	1,260	1,260,000

				5,250,000

New York-5.36%

Metropolitan Transportation Authority;
Subseries 2012 G-1, VRD RB (LOC - Barclays Bank PLC)(b)(c)(d)	1.35%	11/01/2032	3,800	3,800,000

Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank, N.A.)(b)(c)	2.20%	11/15/2046	4,510	4,510,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(b)(c)(d)	2.40%	05/01/2039	4,000	4,000,000

				12,310,000

North Carolina-5.63%

Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(b)	1.40%	01/15/2048	2,500	2,500,000

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(b)	1.40%	01/15/2037	4,000	4,000,000

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	2.20%	06/01/2027	6,425	6,425,000

				12,925,000

Ohio-1.73%

Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	2.20%	08/02/2038	2,650	2,650,000

Ohio State University (The); Series 2014 B-1, VRD RB(b)	2.41%	12/01/2039	1,310	1,310,000

				3,960,000

Oregon-0.49%

Oregon (State of) Department of Transportation; Series A-2, Commercial Paper Notes(d)	2.80%	03/21/2023	1,000	1,000,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2018 A, Ref. VRD RB (LOC - U.S. Bank N.A.)(b)(c)	1.40%	08/01/2034	125	125,000

				1,125,000

Pennsylvania-1.74%

Philadelphia (City of), PA; Series A, Commercial Paper Notes(d)	2.55%	03/23/2023	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-17.41%

Board of Regents of the University of Texas System;
Series 2008 B, VRD RB(b)	2.15%	08/01/2025	$1,115	$1,115,000

Series 2008 A, VRD RB(b)	2.10%	07/01/2037	2,425	2,425,000

Series A, Commercial Paper Notes	3.20%	03/03/2023	2,500	2,500,000

Garland (City of), TX; Series 2021, Commercial Paper Notes(d)	2.60%	03/01/2023	5,000	5,000,000

Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(b)	1.40%	11/01/2041	6,450	6,450,000

Harris County Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, Ref. VRD RB(b)	1.45%	12/01/2041	4,185	4,185,000

Houston (City of), TX; Series H-2, Commercial Paper Notes	2.85%	03/09/2023	7,000	7,000,000

Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil); Series 2011, VRD RB(b)	1.36%	11/01/2051	3,182	3,182,000

Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas); Series 2008 A, VRD RB (LOC - TD Bank, N.A.)(b)(c)(d)	1.45%	10/01/2041	1,480	1,480,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	2.29%	05/01/2042	3,020	3,020,000

Texas A&M University; Series B, Commercial Paper Notes	3.25%	04/05/2023	3,600	3,600,000

				39,957,000

Virginia-1.00%

Loudoun (County of), VA Economic Development Authority (Jack Kent Cooke Foundation); Series 2004, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	2.25%	06/01/2034	2,300	2,300,000

Washington-1.32%

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	2.21%	11/01/2047	3,025	3,025,000

West Virginia-2.92%

Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America, N.A.)(b)(c)	2.19%	07/01/2039	745	745,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Truist Bank)(b)(c)	2.32%	01/01/2034	5,945	5,945,000

				6,690,000

Wisconsin-1.35%

Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	2.22%	10/01/2042	3,090	3,090,000

TOTAL INVESTMENTS IN SECURITIES(e)(f)-94.08% (Cost $215,877,000)				215,877,000

OTHER ASSETS LESS LIABILITIES-5.92%				13,576,124

NET ASSETS-100.00%				$229,453,124

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $8,240,000, which represented 3.59% of the Fund’s Net Assets.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada 8.3%; United Kingdom 6.9%; Japan 6.1%; Other countries less than 5% each: 4.3%.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

TD Bank, N.A.	5.6%

Northern Trust Co. (The)	5.6

PNC Bank, N.A.	5.3

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	91.8%

8-30	6.6

31-60	1.6

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Assets:

Investments in unaffiliated securities, at value	$1,441,448,359	$133,116,900	$18,194,250,286	$37,341,062,162	$1,356,189,593	$215,877,000

Repurchase agreements, at value and cost	391,668,085	101,000,000	22,489,101,442	48,757,920,864	-	-

Cash	19,375	-	710,756	983,579	78,638	35,079

Receivable for:
Investments sold	-	-	548,668,115	-	-	13,075,000

Fund shares sold	-	87,000	16,852,266	7,476,439	-	-

Interest	1,964,115	173,966	27,561,801	86,121,462	738,940	648,615

Fund expenses absorbed	37,313	32,400	1,744,510	-	54,458	65,326

Investment for trustee deferred compensation and retirement plans	2,688,319	708,169	1,620,498	739,975	74,208	244,277

Other assets	6,754	132,348	516,985	1,674,555	1,386	48,339

Total assets	1,837,832,320	235,250,783	41,281,026,659	86,195,979,036	1,357,137,223	229,993,636

Liabilities:

Payable for:
Investments purchased	-	-	-	-	9,879,931	-

Fund shares reacquired	-	176,816	3,090,287	4,269,464	-	6,500

Amount due custodian	-	2,848	-	-	-	-

Dividends	5,633,256	390,246	92,186,592	145,385,932	1,852,280	174,016

Accrued fees to affiliates	290,525	44,449	7,871,710	11,084,004	238,921	65,704

Accrued trustees’ and officers’ fees and benefits	4,481	2,926	36,205	77,012	3,868	2,679

Accrued operating expenses	47,662	21,439	243,679	-	13,029	31,340

Trustee deferred compensation and retirement plans	2,877,269	753,601	1,837,203	920,053	85,565	260,273

Total liabilities	8,853,193	1,392,325	105,265,676	161,736,465	12,073,594	540,512

Net assets applicable to shares outstanding	$1,828,979,127	$233,858,458	$41,175,760,983	$86,034,242,571	$1,345,063,629	$229,453,124

Net assets consist of:

Shares of beneficial interest	$1,831,354,980	$234,441,720	$41,178,125,062	$86,059,942,124	$1,345,271,837	$229,672,837

Distributable earnings (loss)	(2,375,853)	(583,262)	(2,364,079)	(25,699,553)	(208,208)	(219,713)

	$1,828,979,127	$233,858,458	$41,175,760,983	$86,034,242,571	$1,345,063,629	$229,453,124

Net Assets:

Institutional Class	$1,819,669,256	$232,387,514	$35,450,224,348	$71,325,123,345	$1,268,187,565	$193,805,989

Private Investment Class	$1,042,790	$332,161	$618,415,066	$742,331,579	$16,661,216	$25,307,654

Personal Investment Class	$10,252	$92,946	$388,631,121	$33,381,231	$11,961,557	$396,032

Cash Management Class	$1,676,277	$467,280	$240,742,041	$625,170,630	$80,071	$3,493,634

Reserve Class	$171,670	$71,322	$658,815,411	$512,205,911	$44,802,872	$5,703,646

Resource Class	$249,687	$394	$76,755,901	$196,305,722	$115,395	$735,736

Corporate Class	$6,059,212	$506,841	$1,887,842,566	$1,565,745,767	$3,254,953	$10,433

CAVU Securities Class	$99,983	$-	$1,854,334,529	$11,033,978,386	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	1,819,297,797	232,378,976	35,450,012,600	71,346,337,427	1,268,330,132	193,784,100

Private Investment Class	1,042,580	332,149	618,409,608	742,552,280	16,663,105	25,304,973

Personal Investment Class	10,250	92,942	388,629,737	33,391,145	11,962,914	395,994

Cash Management Class	1,675,941	467,263	240,741,915	625,356,709	80,079	3,493,246

Reserve Class	171,636	71,319	658,813,165	512,358,049	44,807,951	5,703,138

Resource Class	249,638	394	76,755,057	196,364,021	115,408	735,656

Corporate Class	6,057,994	506,822	1,887,836,389	1,566,211,620	3,255,321	10,432

CAVU Securities Class	99,963	-	1,854,316,343	11,037,257,584	-	-

Net asset value, offering and redemption price per share for each class	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$1,833,286,676	$234,120,176	$40,683,351,728	$86,098,983,026	$1,356,189,593	$215,877,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Investment income:

Interest	$33,876,133	$7,151,703	$708,212,871	$1,395,214,104	$25,472,569	$3,310,770

Expenses:

Advisory fees	1,298,945	287,417	26,911,965	36,209,920	863,058	269,431

Administrative services fees	376,482	88,649	8,043,255	16,157,749	308,915	62,708

Custodian fees	11,976	12,085	712,043	51,850	57,453	2,117

Distribution fees:
Private Investment Class	1,566	537	667,061	972,135	19,594	29,618

Personal Investment Class	27	251	1,134,089	90,606	32,317	2,915

Cash Management Class	681	174	119,391	317,403	31	1,369

Reserve Class	745	305	4,165,559	2,604,658	212,296	45,602

Resource Class	246	-	51,160	138,138	158	601

Corporate Class	245	34	191,872	167,327	1,056	2

Transfer agent fees	77,937	17,245	1,614,718	3,258,893	60,939	12,124

Trustees’ and officers’ fees and benefits	12,531	8,729	92,223	203,275	10,879	8,118

Registration and filing fees	54,047	56,974	978,820	2,003,579	47,828	62,326

Reports to shareholders	-	-	-	-	-	1,005

Professional services fees	23,255	19,395	67,575	22,179	21,273	19,076

Other	46,174	27,959	142,190	112,996	29,592	11,719

Total expenses	1,904,857	519,754	44,891,921	62,310,708	1,665,389	528,731

Less: Fees waived and expenses reimbursed	(342,612)	(173,553)	(6,268,478)	(84,156)	(181,160)	(179,196)

Net expenses	1,562,245	346,201	38,623,443	62,226,552	1,484,229	349,535

Net investment income	32,313,888	6,805,502	669,589,428	1,332,987,552	23,988,340	2,961,235

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	4,162	158	2,730,256	2,283,446	(30,165)	-

Change in net unrealized appreciation of unaffiliated investment securities	73,684	2,084	-	-	-	-

Net realized and unrealized gain (loss)	77,846	2,242	2,730,256	2,283,446	(30,165)	-

Net increase in net assets resulting from operations	$32,391,734	$6,807,744	$672,319,684	$1,335,270,998	$23,958,175	$2,961,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:

Net investment income	$32,313,888	$9,991,934	$6,805,502	$1,826,985

Net realized gain	4,162	3,959	158	624

Change in net unrealized appreciation (depreciation)	73,684	(406,836)	2,084	(5,126)

Net increase in net assets resulting from operations	32,391,734	9,589,057	6,807,744	1,822,483

Distributions to shareholders from distributable earnings:

Institutional Class	(32,218,847)	(9,973,378)	(6,784,760)	(1,657,807)

Private Investment Class	(17,996)	(6,754)	(5,822)	(1,550)

Personal Investment Class	(164)	(32)	(1,411)	(240)

Cash Management Class	(31,264)	(9,759)	(7,918)	(1,672)

Reserve Class	(2,462)	(378)	(971)	(130)

Resource Class	(4,383)	(1,017)	(8)	(3)

Corporate Class	(36,909)	(112)	(4,612)	(95)

CAVU Securities Class	(1,863)	(504)	-	-

Total distributions from distributable earnings	(32,313,888)	(9,991,934)	(6,805,502)	(1,661,497)

Return of capital:

Institutional Class	-	-	-	(165,120)

Private Investment Class	-	-	-	(154)

Personal Investment Class	-	-	-	(24)

Cash Management Class	-	-	-	(167)

Reserve Class	-	-	-	(13)

Resource Class	-	-	-	(1)

Corporate Class	-	-	-	(9)

Total return of capital	-	-	-	(165,488)

Total distributions	(32,313,888)	(9,991,934)	(6,805,502)	(1,826,985)

Share transactions-net:

Institutional Class	77,909,713	(614,280,688)	(90,087,288)	100,759,349

Private Investment Class	(30,196)	(1,818,407)	(125,154)	(147,861)

Personal Investment Class	4	-	1,540	(1,448)

Cash Management Class	(43,963)	(1,201,217)	98,248	(127,021)

Reserve Class	(3,343)	(40,550)	1,057	(16,775)

Resource Class	1,735	(114,240)	8	1

Corporate Class	6,036,928	(354)	485,652	64

CAVU Securities Class	-	1	-	-

Net increase (decrease) in net assets resulting from share transactions	83,870,878	(617,455,455)	(89,625,937)	100,466,309

Net increase (decrease) in net assets	83,948,724	(617,858,332)	(89,623,695)	100,461,807

Net assets:

Beginning of period	1,745,030,403	2,362,888,735	323,482,153	223,020,346

End of period	$1,828,979,127	$1,745,030,403	$233,858,458	$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:

Net investment income	$669,589,428	$96,074,616	$1,332,987,552	$325,968,052

Net realized gain (loss)	2,730,256	(3,886,562)	2,283,446	(28,543,577)

Net increase in net assets resulting from operations	672,319,684	92,188,054	1,335,270,998	297,424,475

Distributions to shareholders from distributable earnings:

Institutional Class	(581,902,260)	(85,408,911)	(1,124,090,481)	(295,190,284)

Private Investment Class	(7,645,428)	(1,268,453)	(10,946,131)	(2,186,097)

Personal Investment Class	(6,320,398)	(1,167,413)	(501,718)	(110,536)

Cash Management Class	(5,107,835)	(1,843,731)	(13,622,487)	(3,324,668)

Reserve Class	(12,607,423)	(2,122,002)	(8,266,117)	(1,225,131)

Resource Class	(1,108,827)	(267,315)	(3,057,626)	(863,585)

Corporate Class	(25,353,351)	(1,170,294)	(21,689,739)	(2,699,107)

CAVU Securities Class	(29,543,906)	(2,826,497)	(150,813,253)	(20,368,644)

Total distributions from distributable earnings	(669,589,428)	(96,074,616)	(1,332,987,552)	(325,968,052)

Share transactions-net:

Institutional Class	14,027,316,395	4,330,861,644	10,156,276,156	11,726,491,208

Private Investment Class	236,582,670	78,001,581	164,377,949	72,215,877

Personal Investment Class	(192,259,153)	315,801,181	(5,957,939)	29,989,058

Cash Management Class	(154,069,233)	(57,379,422)	(517,510,396)	394,921,370

Reserve Class	(328,669,854)	119,769,440	(86,634,703)	190,502,067

Resource Class	(642,242)	24,190,011	61,306,446	17,158,805

Corporate Class	1,413,797,274	207,510,470	1,023,377,300	(539,261,258)

CAVU Securities Class	1,297,043,776	10,231,626	6,183,737,346	3,411,670,557

Net increase in net assets resulting from share transactions	16,299,099,633	5,028,986,531	16,978,972,159	15,303,687,684

Net increase in net assets	16,301,829,889	5,025,099,969	16,981,255,605	15,275,144,107

Net assets:

Beginning of period	24,873,931,094	19,848,831,125	69,052,986,966	53,777,842,859

End of period	$41,175,760,983	$24,873,931,094	$86,034,242,571	$69,052,986,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:

Net investment income	$23,988,340	$4,933,278	$2,961,235	$629,361

Net realized gain (loss)	(30,165)	(129,607)	-	-

Net increase in net assets resulting from operations	23,958,175	4,803,671	2,961,235	629,361

Distributions to shareholders from distributable earnings:

Institutional Class	(22,764,739)	(4,768,439)	(2,597,193)	(576,238)

Private Investment Class	(259,555)	(48,742)	(243,504)	(26,690)

Personal Investment Class	(173,656)	(29,749)	(7,751)	(2,178)

Cash Management Class	(1,358)	(319)	(37,135)	(11,012)

Reserve Class	(660,979)	(71,516)	(67,697)	(10,273)

Resource Class	(3,661)	(360)	(7,815)	(2,938)

Corporate Class	(124,392)	(14,153)	(140)	(32)

Total distributions from distributable earnings	(23,988,340)	(4,933,278)	(2,961,235)	(629,361)

Share transactions-net:

Institutional Class	166,084,398	38,941,402	(2,953,360)	78,490,605

Private Investment Class	2,096,826	(78,490)	10,542,278	5,209,668

Personal Investment Class	(757,179)	8,907,420	(1,414,442)	133,658

Cash Management Class	1,491	(174,408)	(250,931)	(851,665)

Reserve Class	2,655,507	(32,341,061)	(9,080,916)	(1,439,232)

Resource Class	17,103	198	(24,302)	(716,611)

Corporate Class	(86,382)	(1,691,615)	136	19

Net increase (decrease) in net assets resulting from share transactions	170,011,764	13,563,446	(3,181,537)	80,826,442

Net increase (decrease) in net assets	169,981,599	13,433,839	(3,181,537)	80,826,442

Net assets:

Beginning of period	1,175,082,030	1,161,648,191	232,634,661	151,808,219

End of period	$1,345,063,629	$1,175,082,030	$229,453,124	$232,634,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/23	$1.0002	$0.0142	$0.0001	$0.0143	$(0.0143)	$-	$-	$(0.0143)	$1.0002	1.44%	$172	1.05	%(c)	1.09	%(c)	2.86	%(c)
Year ended 08/31/22	1.0004	0.0019	(0.0001)	0.0018	(0.0020)	-	-	(0.0020)	1.0002	0.18	175	0.46		1.09		0.20
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	216	0.21		1.09		0.01
Year ended 08/31/20	1.0004	0.0059	(0.0006)	0.0053	(0.0051)	-	-	(0.0051)	1.0006	0.53	278	0.85		1.09		0.59
Year ended 08/31/19	1.0004	0.0150	0.0000	0.0150	(0.0150)	-	-	(0.0150)	1.0004	1.51	303	1.05		1.09		1.50
Year ended 08/31/18	1.0002	0.0092	(0.0012)	0.0080	(0.0078)	-	-	(0.0078)	1.0004	0.80	418	0.99		1.10		0.92
Invesco STIC Prime Portfolio
Six months ended 02/28/23	1.0000	0.0133	0.0005	0.0138	(0.0138)	-	-	(0.0138)	1.0000	1.39	71	1.05	(c)	1.14	(c)	2.68	(c)
Year ended 08/31/22	1.0000	0.0020	0.0000	0.0020	(0.0018)	-	(0.0002)	(0.0020)	1.0000	0.20	70	0.42		1.15		0.34
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	87	0.13		1.17		0.01
Year ended 08/31/20	1.0001	0.0045	(0.0001)	0.0044	(0.0045)	-	-	(0.0045)	1.0000	0.45	105	0.90		1.13		0.44
Year ended 08/31/19	1.0001	0.0139	0.0001	0.0140	(0.0140)	-	-	(0.0140)	1.0001	1.41	273	1.05		1.12		1.39
Year ended 08/31/18	1.0000	0.0083	(0.0005)	0.0078	(0.0077)	-	-	(0.0077)	1.0001	0.78	270	0.90		1.14		0.83
Invesco Treasury Portfolio
Six months ended 02/28/23	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.38	658,815	1.05	(c)	1.08	(c)	2.90	(c)
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.19	987,384	0.39		1.08		0.21
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	867,767	0.10		1.08		0.01
Year ended 08/31/20	1.00	0.00	0.00	0.00	(0.00)	(0.00)	-	(0.00)	1.00	0.39	581,684	0.60		1.08		0.44
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.32	289,625	1.05		1.08		1.31
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	0.64	228,520	0.88		1.07		0.67
Invesco Government & Agency Portfolio
Six months ended 02/28/23	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.38	512,206	1.03	(c)	1.03	(c)	2.82	(c)
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.21	598,751	0.42		1.03		0.23
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	408,500	0.08		1.03		0.02
Year ended 08/31/20	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	-	(0.00)	1.00	0.40	401,438	0.63		1.02		0.37
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.34	297,787	1.03		1.03		1.33
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	0.66	209,629	0.86		1.02		0.64
Invesco Treasury Obligations Portfolio
Six months ended 02/28/23	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	1.33	44,803	1.05	(c)	1.08	(c)	2.71	(c)
Year ended 08/31/22	1.00	0.00	(0.00)	(0.00)	(0.00)	-	-	(0.00)	1.00	0.16	42,147	0.35		1.08		0.24
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	74,495	0.10		1.08		0.01
Year ended 08/31/20	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.38	54,585	0.75		1.07		0.27
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.29	54,711	1.05		1.08		1.28
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	0.65	33,396	0.88		1.08		0.64
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/23	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	0.68	5,704	1.07	(c)	1.20	(c)	1.39	(c)
Year ended 08/31/22	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.06	14,785	0.41		1.24		0.12
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	-	(0.00)	1.00	0.01	16,226	0.07		1.27		0.01
Year ended 08/31/20	1.00	0.00	-	0.00	(0.000)	-	-	(0.00)	1.00	0.23	26,823	0.69		1.21		0.26
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	-	(0.01)	1.00	0.52	20,002	1.07		1.22		0.51
Year ended 08/31/18	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.42	14,151	0.77		1.25		0.44

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

    The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

    Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

    Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

32	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

    The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

    The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

    Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to

33	Short-Term Investments Trust

increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

    The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

    Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

    There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

    For the six months ended February 28, 2023, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

34	Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	–

    The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

    In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

    For the six months ended February 28, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$342,612

Invesco STIC Prime Portfolio	173,553

Invesco Treasury Portfolio	6,268,478

Invesco Government & Agency Portfolio	84,156

Invesco Treasury Obligations Portfolio	181,160

Invesco Tax-Free Cash Reserve Portfolio	179,196

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

    Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

    The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods,

35	Short-Term Investments Trust

giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of February 28, 2023, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2023, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$ -	$ 15,017,260	$-

Invesco STIC Prime Portfolio	10,011,507	7,808,191	-

Invesco Tax-Free Cash Reserve Portfolio	164,296,012	170,492,689	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

36	Short-Term Investments Trust

    The Funds had a capital loss carryforward as of August 31, 2022, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$9,051	$-	$9,051

Invesco Treasury Portfolio	3,918,575	-	3,918,575

Invesco Government & Agency Portfolio	28,544,744	-	28,544,744

Invesco Treasury Obligations Portfolio	132,371	24,258	156,629

Invesco Tax-Free Cash Reserve Portfolio	19,092	-	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2023
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$1,833,286,676	$103,511	$(273,743)	$(170,232)

Invesco STIC Prime Portfolio	234,120,176	546	(3,822)	(3,276)

Invesco Treasury Obligations Portfolio	1,356,198,463	-	(8,870)	(8,870)

*

For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	7,575,148,001	$7,576,878,151	16,021,220,223	$16,021,997,196

Private Investment Class	1,140	1,140	173	173

Cash Management Class	6,118	6,119	1	1

Reserve Class	256	257	7,065	7,068

Resource Class	417	417	-	-

Corporate Class	5,998,343	6,000,042	-	-

CAVU Securities Class	-	-	1	1

Issued as reinvestment of dividends:

Institutional Class	4,247,510	4,248,575	331,500	331,481

Private Investment Class	17,991	17,996	3,597	3,597

Personal Investment Class	4	4	-	-

Cash Management Class	31,256	31,264	5,971	5,971

Reserve Class	2,461	2,461	174	174

Resource Class	4,382	4,383	599	599

Corporate Class	36,900	36,909	70	70

37	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

		Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:

Institutional Class	(7,501,501,745)	$(7,503,217,013)	(16,635,655,012)	$(16,636,609,365)

Private Investment Class	(49,320)	(49,332)	(1,822,166)	(1,822,177)

Cash Management Class	(81,322)	(81,346)	(1,207,094)	(1,207,189)

Reserve Class	(6,059)	(6,061)	(47,789)	(47,792)

Resource Class	(3,063)	(3,065)	(114,803)	(114,839)

Corporate Class	(23)	(23)	(425)	(424)

Net increase (decrease) in share activity	83,853,247	$83,870,878	(617,277,915)	$(617,455,455)

(a)	42% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

38	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	911,782,582	$911,783,366	1,898,258,845	$1,898,293,281

Private Investment Class	69,416	69,416	66,475	66,475

Personal Investment Class	129	129	45	45

Cash Management Class	200,511	200,511	47,921	47,925

Reserve Class	87	87	1	1

Resource Class	1	1	-	-

Corporate Class	611,040	611,040	-	-

Issued as reinvestment of dividends:

Institutional Class	5,147,362	5,147,362	718,725	718,729

Private Investment Class	5,822	5,822	961	961

Personal Investment Class	1,411	1,411	131	131

Cash Management Class	4,838	4,838	351	351

Reserve Class	971	971	62	62

Resource Class	8	8	1	1

Corporate Class	4,612	4,612	64	64

Reacquired:

Institutional Class	(1,007,016,975)	(1,007,018,016)	(1,798,225,673)	(1,798,252,661)

Private Investment Class	(200,392)	(200,392)	(215,296)	(215,297)

Personal Investment Class	-	-	(1,624)	(1,624)

Cash Management Class	(107,101)	(107,101)	(175,291)	(175,297)

Reserve Class	(1)	(1)	(16,836)	(16,838)

Resource Class	(1)	(1)	-	-

Corporate Class	(130,000)	(130,000)	-	-

Net increase (decrease) in share activity	(89,625,680)	$(89,625,937)	100,458,862	$100,466,309

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

39	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	145,004,051,458	$145,004,051,458	132,066,034,066	$132,066,034,066

Private Investment Class	693,606,770	693,606,770	1,001,410,898	1,001,410,898

Personal Investment Class	1,065,604,266	1,065,604,266	2,236,178,971	2,236,178,971

Cash Management Class	445,291,553	445,291,553	1,488,319,714	1,488,319,714

Reserve Class	2,136,575,113	2,136,575,113	3,559,612,942	3,559,612,942

Resource Class	154,959,401	154,959,401	215,964,855	215,964,855

Corporate Class	7,067,487,198	7,067,487,198	4,502,000,934	4,502,000,934

CAVU Securities Class	10,117,703,630	10,117,703,630	12,888,063,731	12,888,063,731

Issued as reinvestment of dividends:

Institutional Class	188,438,016	188,438,016	10,223,078	10,223,078

Private Investment Class	4,364,973	4,364,973	184,233	184,233

Personal Investment Class	5,687,699	5,687,699	398,914	398,914

Cash Management Class	5,107,835	5,107,835	1,071,516	1,071,516

Reserve Class	12,607,423	12,607,423	971,014	971,014

Resource Class	1,108,827	1,108,827	130,138	130,138

Corporate Class	9,000,585	9,000,585	261,029	261,029

CAVU Securities Class	17,718,130	17,718,130	1,880	1,880

Reacquired:

Institutional Class	(131,165,173,079)	(131,165,173,079)	(127,745,395,500)	(127,745,395,500)

Private Investment Class	(461,389,073)	(461,389,073)	(923,593,550)	(923,593,550)

Personal Investment Class	(1,263,551,118)	(1,263,551,118)	(1,920,776,704)	(1,920,776,704)

Cash Management Class	(604,468,621)	(604,468,621)	(1,546,770,652)	(1,546,770,652)

Reserve Class	(2,477,852,390)	(2,477,852,390)	(3,440,814,516)	(3,440,814,516)

Resource Class	(156,710,470)	(156,710,470)	(191,904,982)	(191,904,982)

Corporate Class	(5,662,690,509)	(5,662,690,509)	(4,294,751,493)	(4,294,751,493)

CAVU Securities Class	(8,838,377,984)	(8,838,377,984)	(12,877,833,985)	(12,877,833,985)

Net increase in share activity	16,299,099,633	$16,299,099,633	5,028,986,531	$5,028,986,531

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40	Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	324,869,749,338	$324,869,749,338	454,339,645,288	$454,339,645,288

Private Investment Class	1,126,644,425	1,126,644,425	1,778,974,054	1,778,974,054

Personal Investment Class	58,898,358	58,898,358	97,861,174	97,861,174

Cash Management Class	414,424,303	414,424,303	1,341,733,532	1,341,733,532

Reserve Class	807,114,011	807,114,011	2,373,222,673	2,373,222,673

Resource Class	826,482,205	826,482,205	1,481,464,937	1,481,464,937

Corporate Class	8,128,163,560	8,128,163,560	10,354,778,887	10,354,778,887

CAVU Securities Class	68,062,764,562	68,062,764,562	77,360,488,467	77,360,488,467

Issued as reinvestment of dividends:

Institutional Class	455,040,015	455,040,015	49,592,996	49,592,996

Private Investment Class	7,769,707	7,769,707	747,946	747,946

Personal Investment Class	501,718	501,718	55,691	55,691

Cash Management Class	3,325,117	3,325,117	463,867	463,867

Reserve Class	8,266,117	8,266,117	542,028	542,028

Resource Class	2,777,506	2,777,506	486,110	486,110

Corporate Class	11,198,615	11,198,615	1,161,309	1,161,309

CAVU Securities Class	99,055,148	99,055,148	7,176,754	7,176,754

Reacquired:

Institutional Class	(315,168,513,197)	(315,168,513,197)	(442,662,747,076)	(442,662,747,076)

Private Investment Class	(970,036,183)	(970,036,183)	(1,707,506,123)	(1,707,506,123)

Personal Investment Class	(65,358,015)	(65,358,015)	(67,927,807)	(67,927,807)

Cash Management Class	(935,259,816)	(935,259,816)	(947,276,029)	(947,276,029)

Reserve Class	(902,014,831)	(902,014,831)	(2,183,262,634)	(2,183,262,634)

Resource Class	(767,953,265)	(767,953,265)	(1,464,792,242)	(1,464,792,242)

Corporate Class	(7,115,984,875)	(7,115,984,875)	(10,895,201,454)	(10,895,201,454)

CAVU Securities Class	(61,978,082,364)	(61,978,082,364)	(73,955,994,664)	(73,955,994,664)

Net increase in share activity	16,978,972,159	$16,978,972,159	15,303,687,684	$15,303,687,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41	Short-Term Investments Trust

NOTE 9—Share Information–(continued)

Invesco Treasury Obligations Portfolio

		Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	2,955,044,530	$2,955,044,530	2,034,763,395	$2,034,763,395

Private Investment Class	5,741,484	5,741,484	4,862,034	4,862,034

Personal Investment Class	7,866,493	7,866,493	25,412,787	25,412,787

Cash Management Class	133	133	-	-

Reserve Class	75,864,809	75,864,809	237,156,939	237,156,939

Resource Class	1,257,552	1,257,552	891,607	891,607

Corporate Class	20,654,915	20,654,915	-	-

Issued as reinvestment of dividends:

Institutional Class	13,024,486	13,024,486	1,208,158	1,208,158

Private Investment Class	259,555	259,555	25,960	25,960

Personal Investment Class	173,656	173,656	13,163	13,163

Cash Management Class	1,358	1,358	185	185

Reserve Class	660,979	660,979	26,868	26,868

Resource Class	2,003	2,003	-	-

Corporate Class	121,810	121,810	8,385	8,385

Reacquired:

Institutional Class	(2,801,984,618)	(2,801,984,618)	(1,997,030,151)	(1,997,030,151)

Private Investment Class	(3,904,213)	(3,904,213)	(4,966,484)	(4,966,484)

Personal Investment Class	(8,797,328)	(8,797,328)	(16,518,530)	(16,518,530)

Cash Management Class	-	-	(174,593)	(174,593)

Reserve Class	(73,870,281)	(73,870,281)	(269,524,868)	(269,524,868)

Resource Class	(1,242,452)	(1,242,452)	(891,409)	(891,409)

Corporate Class	(20,863,107)	(20,863,107)	(1,700,000)	(1,700,000)

Net increase in share activity	170,011,764	$170,011,764	13,563,446	$13,563,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 38% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42	Short-Term Investments Trust

NOTE 9—Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	222,924,718	$222,924,718	264,322,787	$264,322,787

Private Investment Class	36,294,273	36,294,273	8,658,509	8,658,509

Personal Investment Class	1,707,275	1,707,275	4,144,947	4,144,947

Cash Management Class	2,589,877	2,589,877	4,995,075	4,995,075

Reserve Class	13,217,998	13,217,998	44,954,869	44,954,869

Resource Class	537	537	-	-

Corporate Class	49,490	49,490	-	-

Issued as reinvestment of dividends:

Institutional Class	1,792,239	1,792,239	203,648	203,648

Private Investment Class	233,864	233,864	10,734	10,734

Personal Investment Class	7,751	7,751	619	619

Cash Management Class	8,620	8,620	1,959	1,959

Reserve Class	67,697	67,697	2,238	2,238

Resource Class	7,709	7,709	1,890	1,890

Corporate Class	136	136	19	19

Reacquired:

Institutional Class	(227,670,317)	(227,670,317)	(186,035,830)	(186,035,830)

Private Investment Class	(25,985,859)	(25,985,859)	(3,459,575)	(3,459,575)

Personal Investment Class	(3,129,468)	(3,129,468)	(4,011,908)	(4,011,908)

Cash Management Class	(2,849,428)	(2,849,428)	(5,848,699)	(5,848,699)

Reserve Class	(22,366,611)	(22,366,611)	(46,396,339)	(46,396,339)

Resource Class	(32,548)	(32,548)	(718,501)	(718,501)

Corporate Class	(49,490)	(49,490)	-	-

Net increase (decrease) in share activity	(3,181,537)	$(3,181,537)	80,826,442	$80,826,442

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Significant Event

On January 19, 2023, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of Invesco Tax-Free Cash Reserve Portfolio Fund (the “Fund”). In order to effect such liquidation, the Fund closed to investments by new accounts after the close of business on February 24, 2023. The Fund is expected to liquidate on or about April 24, 2023.

43	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Reserve Class	(09/01/22)	(02/28/23)[1]	Period[2]	(02/28/23)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,014.40	$5.24	$1,019.59	$5.26	1.05%
Invesco STIC Prime Portfolio	1,000.00	1,013.90	5.24	1,019.59	5.26	1.05
Invesco Treasury Portfolio	1,000.00	1,013.80	5.24	1,019.59	5.26	1.05
Invesco Government & Agency Portfolio	1,000.00	1,013.80	5.14	1,019.69	5.16	1.03
Invesco Treasury Obligations Portfolio	1,000.00	1,013.30	5.24	1,019.59	5.26	1.05
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,006.80	5.32	1,019.49	5.36	1.07

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

44	Short-Term Investments Trust

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-7

Semiannual Report to Shareholders	February 28, 2023

CAVU Securities Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

2	Fund Data
3	Schedules of Investments
15	Financial Statements
20	Financial Highlights
21	Notes to Financial Statements
29	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing. Only clients of CAVU Securities, LLC (CAVU) are eligible to purchase the Funds’ CAVU Securities Class. CAVU is a veteran and minority owned firm that measures the success of the firm not only based on financial performance, but also by the positive contributions it makes in giving back to the community, our country and those who have served our country. The CAVU Securities Class may not be purchased directly by individuals. In order to be a shareholder of the CAVU Securities Class, an individual generally needs to have a brokerage account with CAVU or its affiliates or another intermediary authorized by CAVU to offer the Fund’s CAVU Securities Class.

Unless otherwise stated, information presented in this report is as of February 28, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

CAVU Securities Class data as of 2/28/23
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	12 - 48 days	41 days	47 days	$100.0 thousand
Invesco Treasury[2]	3 - 30 days	26 days	111 days	1.9 billion
Invesco Government & Agency[2]	8 - 30 days	23 days	109 days	11.0 billion

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                    Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-51.09%(a)
Asset-Backed Securities - Consumer Receivables-1.09%
Old Line Funding LLC (1 mo. FEDL + 0.12%)(b)(c)(d)	4.65%	05/23/2023	$20,000	$20,000,000

Asset-Backed Securities - Fully Supported Bank-12.57%
Anglesea Funding LLC (Multi - CEP’s) (1 mo. OBFR + 0.19%)(b)(c)(d)	4.76%	04/07/2023	40,000	40,006,000
Concord Minutemen Capital Co. LLC (Multi - CEP’s) (SOFR + 0.35%)(b)(c)(d)	4.66%	04/19/2023	37,108	37,117,871
Lexington Parker Capital Co. LLC (Multi - CEP’s)(b)(c)	4.63%	03/15/2023	20,000	19,961,875
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	4.62%	03/17/2023	39,110	39,025,451
Mountcliff Funding LLC (Multi - CEP’s)(b)(c)	4.82%	05/02/2023	50,000	49,586,475
Nieuw Amsterdam Receivables Corp B.V. (CEP - Cooperatieve Rabobank U.A.) (Netherlands)(b)(c)	4.68%	04/11/2023	19,500	19,394,417
Versailles Commercial Paper LLC (CEP - Natixis SA)(c)	4.95%	05/03/2023	25,000	24,788,844
				229,880,933

Diversified Banks-19.40%
Banco Santander S.A. (Spain)(b)(c)	4.94%	05/01/2023	25,000	24,796,778
Banco Santander S.A. (Spain)(b)(c)	4.96%	05/10/2023	10,000	9,906,438
Barclays Bank PLC(b)(c)	4.89%	05/24/2023	10,000	9,886,147
DBS Bank Ltd. (Singapore)(b)(c)	5.18%	06/07/2023	20,000	19,737,925
DNB Bank ASA (Norway)(b)(c)	5.15%	02/01/2024	25,000	23,780,149
DZ Bank AG (Germany)(b)(c)	4.79%	04/11/2023	30,000	29,838,405
Lloyds Bank PLC (United Kingdom)(c)	5.14%	08/01/2023	25,000	24,464,636
National Australia Bank Ltd. (Australia)(b)(c)	5.10%	11/02/2023	40,000	38,606,096
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	4.65%	04/03/2023	50,000	49,781,078
Nordea Bank Abp (Finland)(b)(c)	5.06%	07/03/2023	30,000	29,493,646
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	4.58%	03/06/2023	50,000	49,962,083
Toronto-Dominion Bank (The) (Canada)(b)(c)	0.00%	01/26/2024	25,000	24,934,499
Westpac Banking Corp. (Australia)(b)(c)	5.47%	08/03/2023	20,000	19,580,447
				354,768,327

Diversified Capital Markets-5.98%
Collateralized Commercial Paper V Co. LLC (CEP - JPMorgan Securities LLC)	5.09%	07/12/2023	10,000	9,816,606
Glencove Funding LLC (CEP - Standard Chartered Bank)(b)(c)	4.80%	04/25/2023	50,000	49,635,222
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.25%)(c)(d)	4.82%	07/24/2023	30,000	30,005,940
Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	4.62%	03/17/2023	20,000	19,956,556
				109,414,324

Education Services-1.97%
Emory University	4.68%	04/06/2023	36,000	35,983,588

Investment Banking & Brokerage-1.62%
Goldman Sachs International(b)	4.97%	05/24/2023	30,000	29,663,400

Regional Banks-2.73%
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	4.59%	03/24/2023	50,000	49,848,667

Specialized Finance-5.73%
Cabot Trail Funding LLC (CEP - TD Bank N.A.)(b)(c)	4.68%	04/03/2023	25,000	24,890,208
Caterpillar Financial Services Corp.	4.61%	03/02/2023	50,000	49,987,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)
Great Bear Funding LLC (CEP - Bank of Nova Scotia) (1 mo. OBFR + 0.23%)(c)(d)	4.80%	07/24/2023	$20,000	$20,003,960
Ontario Teachers’ Finance Trust (Canada)(b)(c)	5.24%	05/16/2023	10,000	9,898,852
				104,780,498
Total Commercial Paper (Cost $934,507,127)				934,339,737

Certificates of Deposit-23.43%
Bank of America N.A.	5.37%	08/28/2023	40,000	39,989,008
Credit Agricole Corporate & Investment Bank S.A.(c)	4.55%	03/01/2023	69,572	69,571,586
DNB Bank ASA (Norway)(c)	4.55%	03/01/2023	62,000	62,000,000
Mizuho Bank Ltd.(c)	4.57%	03/01/2023	86,000	86,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	4.84%	05/31/2023	25,000	24,998,175
Oversea-Chinese Banking Corp. Ltd.(c)	5.13%	07/14/2023	20,000	20,009,854
Skandinaviska Enskilda Banken AB(c)	4.56%	03/01/2023	90,000	90,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	4.55%	03/01/2023	36,000	36,000,000
Total Certificates of Deposit (Cost $428,571,465)				428,568,623

Variable Rate Demand Notes-4.29%(e)
Credit Enhanced-4.29%
Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB	4.55%	08/01/2045	67,040	67,040,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC -Sumitomo Mitsui Banking Corp.)(b)(c)(f)	4.90%	04/01/2047	9,100	9,099,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC -PNC Bank, N.A.)(f)	4.59%	05/01/2037	2,400	2,400,000
Total Variable Rate Demand Notes (Cost $78,539,999)				78,539,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-78.81% (Cost $1,441,618,591)				1,441,448,359

			Repurchase Amount

Repurchase Agreements-21.42%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,104 (collateralized by agency and non-agency asset-backed securities,corporate obligations, agency and non-agency mortgage-backed securities and U.S.government sponsored agency obligations valued at $77,897,590; 0.00% - 8.59%; 09/29/2023 -10/20/2072)(c)(h)	4.67%	03/01/2023	5,004,540	5,000,000
BMO Capital Markets Corp., joint term agreement dated 02/22/2023, aggregate maturing value of $75,068,542 (collateralized by agency and non-agency asset-backed securities,corporate obligations, agency and non-agency mortgage-backed securities and U.S.government sponsored agency obligations valued at $79,297,812; 0.00% - 11.67%; 04/01/2023 - 10/20/2072)(c)(h)	4.70%	03/01/2023	20,018,278	20,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $115,105,321 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,499,356; 3.75% - 11.23%; 03/15/2024 - 09/25/2047)(c)(h)	4.71%	03/02/2023	45,041,213	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/23/2023, aggregate maturing value of $50,045,208 (collateralized by corporate obligations and non-agencymortgage-backed securities valued at $54,237,766; 0.00% - 6.91%; 10/21/2027 - 02/25/2068)(c)(h)	4.65%	03/02/2023	18,016,275	18,000,000
BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $50,006,444 (collateralized by corporate obligations valued at $55,000,360; 3.63% - 10.50%; 11/15/2026 - 05/15/2031)	4.64%	03/01/2023	25,003,222	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations,non-agency mortgage-backed securities valued at $212,241,452; 0.70% - 11.75%; 05/22/2023 - 05/15/2097)(c)(i)	4.65%	03/01/2023	$15,001,938	$15,000,000
J.P. Morgan Securities LLC, joint open agreement dated 01/04/2023 (collateralized by corporate obligations valued at $110,000,002; 0.00% - 11.50%; 05/30/2023 - 02/01/2050)(i)	4.87%	03/01/2023	40,150,956	40,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by equity securities valued at $15,752,093; 4.25% - 10.63%; 09/01/2023 - 03/01/2033)(i)	4.77%	03/01/2023	7,025,873	7,000,000
RBC Capital Markets LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $150,138,542 (collateralized by corporate obligations and a non-agency mortgage-backed security valued at $160,966,520; 0.00% - 13.00%; 03/02/2023 - 01/15/2077)(c)(h)	4.75%	03/01/2023	15,013,854	15,000,000
Societe Generale, joint open agreement dated 01/04/2023 (collateralized by corporate obligations, a non-agency asset-backed security, a U.S. government sponsored agencyobligation and U.S. Treasury obligation valued at $92,137,344; 0.00% - 7.88%; 03/15/2023 - 02/27/2063)(c)(i)	4.68%	03/01/2023	30,003,900	30,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities,a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $61,983,453; 0.00% -11.75%; 03/15/2023 - 08/01/2118)(c)(i)	4.75%	03/01/2023	25,003,299	25,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.00% - 3.50%; 11/01/2046 - 01/20/2052)	4.56%	03/01/2023	146,686,663	146,668,085
Total Repurchase Agreements (Cost $391,668,085)				391,668,085

TOTAL INVESTMENTS IN SECURITIES(j)(k) -100.23% (Cost $1,833,286,676)				1,833,116,444

OTHER ASSETS LESS LIABILITIES-(0.23)%				(4,137,317)

NET ASSETS-100.00%				$1,828,979,127

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $748,388,684, which represented 40.92% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 16.2%; Japan: 14.7%; Cananda: 9.3%; Netherland: 8.1%; Sweden: 6.0%; other countries less than 5% each: 21.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	49.6%
8-30	7.0
31-60	15.7
61-90	9.8
91-180	10.9
181+	7.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                    Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-44.18%
U.S. Treasury Bills-30.14%(a)
U.S. Treasury Bills	4.55%	03/09/2023	$200,000	$199,798,889
U.S. Treasury Bills	4.54%	03/14/2023	700,000	698,857,445
U.S. Treasury Bills	4.32%	03/16/2023	550,000	549,021,458
U.S. Treasury Bills	4.53%-4.54%	03/21/2023	1,800,000	1,795,490,498
U.S. Treasury Bills	4.56%	03/28/2023	450,000	448,472,812
U.S. Treasury Bills	4.54%	04/04/2023	675,000	672,128,062
U.S. Treasury Bills	4.47%-4.63%	04/11/2023	1,200,000	1,193,758,886
U.S. Treasury Bills	4.51%	04/18/2023	499,000	496,045,919
U.S. Treasury Bills	4.49%	04/25/2023	400,000	397,295,834
U.S. Treasury Bills	4.63%	04/27/2023	120,000	119,130,750
U.S. Treasury Bills	4.62%	05/02/2023	500,000	496,081,944
U.S. Treasury Bills	4.65%	05/04/2023	600,000	595,098,666
U.S. Treasury Bills	4.64%	05/09/2023	500,000	495,620,417
U.S. Treasury Bills	4.64%	05/11/2023	750,000	743,210,625
U.S. Treasury Bills	4.68%	05/23/2023	600,000	593,622,833
U.S. Treasury Bills	4.69%	05/30/2023	400,000	395,379,999
U.S. Treasury Bills	4.70%	06/06/2023	675,000	666,588,281
U.S. Treasury Bills	4.75%	07/06/2023	300,000	295,094,625
U.S. Treasury Bills	4.78%	11/30/2023	176,500	170,380,990
U.S. Treasury Bills	4.73%-4.83%	12/28/2023	500,000	480,831,389
U.S. Treasury Bills	4.68%-4.87%	01/25/2024	950,000	910,752,917
				12,412,663,239

U.S. Treasury Floating Rate Notes-14.04%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	1,945,500	1,944,968,479
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	2,589,000	2,586,191,922
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	1,250,000	1,250,426,646
				5,781,587,047
Total U.S. Treasury Securities (Cost $18,194,250,286)				18,194,250,286
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.18% (Cost $18,194,250,286)				18,194,250,286

			Repurchase Amount
Repurchase Agreements-54.62%(c)
BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $600,066,667 (collateralized by U.S. Treasury obligations valued at $612,000,086; 0.13% -1.13%; 01/15/2024 - 01/15/2033)	4.00%	03/01/2023	200,022,222	200,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023,aggregate maturing value of $3,002,654,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,083; 0.13% - 1.13%; 07/15/2023 - 01/15/2033)(d)	4.55%	03/01/2023	1,801,592,500	1,800,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2023,aggregate maturing value of $50,006,319,444 (collateralized by U.S. Treasury obligations valued at $50,006,319,596; 0.25% - 4.50%; 10/31/2023 - 08/15/2039)	4.55%	03/01/2023	12,801,617,778	12,800,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio—(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $300,035,833 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.88% - 4.84%; 07/31/2023 - 02/15/2032)	4.30%	03/01/2023	$100,011,944	$100,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $4,000,505,556 (collateralized by U.S. Treasury obligations valued at $4,080,000,087; 0.00% - 4.38%; 06/13/2023 - 02/15/2048)	4.55%	03/01/2023	1,500,189,583	1,500,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,065; 1.88% - 2.88%; 05/15/2051 - 05/15/2052)	4.55%	03/01/2023	500,063,194	500,000,000
Goldman Sachs & Co., agreement dated 02/28/2023, maturing value of $1,500,190,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,003; 0.00% - 5.25%; 11/15/2023 - 08/15/2051)	4.56%	03/01/2023	1,500,190,000	1,500,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2023, aggregate maturing value of $1,295,098,924 (collateralized by U.S. Treasury obligations valued at $1,320,900,062; 0.00% - 5.38%; 03/02/2023 - 08/15/2052)	2.75%	03/01/2023	450,034,375	450,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2023, maturing value of $100,088,472 (collateralized by U.S. Treasury obligations valued at $102,000,049; 0.00% - 4.50%; 06/15/2023 - 11/15/2050)(d)	4.55%	03/07/2023	100,088,472	100,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/22/2023,aggregate maturing value of $350,316,644 (collateralized by U.S. Treasury obligations valued at $359,869,294; 0.00%; 08/15/2027 - 08/15/2046)(d)	4.57%	03/01/2023	100,088,861	100,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/22/2023,aggregate maturing value of $1,802,662,944 (collateralized by U.S. Treasury obligations valued at $1,838,431,196; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(d)	4.57%	03/01/2023	672,959,969	672,362,500
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/22/2023,maturing value of $100,088,569 (collateralized by U.S. Treasury obligations valued at $102,012,845; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	4.56%	03/01/2023	100,088,569	100,000,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2023, maturing value of $896,209,130 (collateralized by U.S. Treasury obligations valued at $912,399,598; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	4.56%	03/01/2023	896,209,130	896,095,625
Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,395; 0.00% - 4.00%; 03/28/2023 - 08/15/2052)(e)	4.55%	03/01/2023	75,009,479	75,000,000
Societe Generale, joint term agreement dated 02/23/2023, aggregate maturing value of $1,001,773,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,026; 0.13% - 4.13%; 05/31/2023 - 08/31/2029)	4.56%	03/09/2023	400,709,333	400,000,000
Standard Chartered Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,128,928; 0.00% - 6.00%; 05/31/2023 - 11/15/2052)	4.55%	03/01/2023	250,031,597	250,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	1,045,775,475	1,045,643,317
Total Repurchase Agreements (Cost $22,489,101,442)				22,489,101,442
TOTAL INVESTMENTS IN SECURITIES-98.80% (Cost $40,683,351,728)				40,683,351,728
OTHER ASSETS LESS LIABILITIES-1.20%				492,409,255
NET ASSETS-100.00%				$41,175,760,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Treasury Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	54.7%
8-30	10.0
31-60	7.0
61-90	7.1
91-180	3.3
181+	17.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                    Short-Term Investments Trust

Schedule of Investments

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-37.65%
U.S. Treasury Bills-23.42%(a)
U.S. Treasury Bills	4.53%	03/21/2023	$827,880	$825,805,701
U.S. Treasury Bills	4.53%-4.56%	03/28/2023	2,450,000	2,441,698,905
U.S. Treasury Bills	4.54%	04/04/2023	2,000,000	1,991,490,553
U.S. Treasury Bills	4.46%	04/06/2023	470,000	467,927,300
U.S. Treasury Bills	4.63%	04/11/2023	2,040,000	2,029,312,660
U.S. Treasury Bills	4.51%	04/18/2023	2,500,000	2,485,199,998
U.S. Treasury Bills	4.61%	04/20/2023	1,200,000	1,192,400,000
U.S. Treasury Bills	4.49%	04/25/2023	1,300,000	1,291,211,460
U.S. Treasury Bills	4.63%	04/27/2023	1,100,000	1,092,031,875
U.S. Treasury Bills	4.65%	05/04/2023	2,000,000	1,983,662,221
U.S. Treasury Bills	4.64%	05/11/2023	1,410,000	1,397,235,975
U.S. Treasury Bills	4.69%	05/30/2023	445,000	439,860,249
U.S. Treasury Bills	4.70%	06/06/2023	1,100,000	1,086,292,014
U.S. Treasury Bills	4.12%-4.52%	10/05/2023	240,000	233,818,882
U.S. Treasury Bills	4.78%	11/30/2023	45,000	43,439,912
U.S. Treasury Bills	4.68%	01/25/2024	1,200,000	1,150,829,997
				20,152,217,702

U.S. Treasury Floating Rate Notes-14.23%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	10/31/2023	431,679	431,694,009
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	4.79%	01/31/2024	180,000	179,971,503
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	4.73%	04/30/2024	3,564,000	3,561,449,655
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	4.84%	07/31/2024	3,323,400	3,321,978,999
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	4.95%	10/31/2024	3,834,800	3,830,307,536
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.01%	01/31/2025	915,000	915,650,639
				12,241,052,341
Total U.S. Treasury Securities (Cost $32,393,270,043)				32,393,270,043

U.S. Government Sponsored Agency Securities-5.75%
Federal Farm Credit Bank (FFCB)-3.37%
Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.57%	06/12/2023	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	07/07/2023	143,000	143,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/08/2023	155,000	155,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/18/2023	21,500	21,500,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	09/20/2023	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	4.58%	09/27/2023	60,000	60,000,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	12/15/2023	24,500	24,499,020
Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	01/04/2024	229,000	229,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	4.61%	01/10/2024	75,500	75,500,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	01/25/2024	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	02/05/2024	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	02/20/2024	$80,000	$ 80,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	02/23/2024	162,000	162,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	03/08/2024	95,000	95,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	03/15/2024	431,000	431,000,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	4.59%	03/18/2024	445,000	445,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/04/2024	195,000	195,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	04/25/2024	345,000	345,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/09/2024	160,000	160,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.60%	05/24/2024	62,000	62,000,000
				2,898,499,020

Federal Home Loan Bank (FHLB)-2.18%(a)
Federal Home Loan Bank	4.81%	07/14/2023	800,000	785,899,999
Federal Home Loan Bank	5.01%	01/12/2024	213,000	204,015,956
Federal Home Loan Bank	5.02%	02/09/2024	926,000	883,581,484
				1,873,497,439

U.S. International Development Finance Corp. (DFC)-0.20%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	06/15/2025	12,000	12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.46%	07/15/2025	13,056	13,055,558
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2025	2,895	2,894,737
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.65%	09/15/2026	6,250	6,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	09/15/2026	3,750	3,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.46%	09/30/2027	10,364	10,363,637
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.85%	02/15/2028	11,111	11,111,111
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	11/15/2028	52,273	52,272,728
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.35%	05/15/2030	6,734	6,734,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.79%	10/15/2030	6,889	6,888,889
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.47%	07/09/2026	17,850	17,850,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.46%	03/15/2030	32,625	32,625,000
				175,795,660
Total U.S. Government Sponsored Agency Securities (Cost $4,947,792,119)				4,947,792,119
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-43.40% (Cost $37,341,062,162)				37,341,062,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-56.68%(d)
Bank of Nova Scotia, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 0.00% - 4.38%; 03/16/2023 - 02/15/2050)	4.55%	03/01/2023	$924,801,150	$ 924,684,280
BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $1,195,151,035 (collateralized by agency mortgage-backed securities valued at $1,218,900,000; 1.81% - 6.50%; 10/25/2031 - 09/20/2072)	4.55%	03/01/2023	735,092,896	735,000,000
BofA Securities, Inc., joint agreement dated 02/28/2023, aggregate maturing value of $600,066,667 (collateralized by U.S. Treasury obligations valued at $612,000,086; 0.13% - 1.13%; 01/15/2024 - 01/15/2033)	4.00%	03/01/2023	400,044,444	400,000,000
CIBC World Markets Corp., joint term agreement dated 02/16/2023, aggregate maturing value of $501,583,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,130; 1.50% - 8.50%; 01/01/2024 - 03/01/2053)(e)	4.56%	03/13/2023	300,950,000	300,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/22/2023,aggregate maturing value of $3,002,654,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,083; 0.13% - 1.13%; 07/15/2023 - 01/15/2033)(e)	4.55%	03/01/2023	1,000,884,722	1,000,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2023,aggregate maturing value of $50,006,319,444 (collateralized by U.S. Treasury obligations valued at $50,006,319,596; 0.25% - 4.50%; 10/31/2023 - 08/15/2039)	4.55%	03/01/2023	32,704,132,917	32,700,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $300,035,833 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.88% - 4.84%; 07/31/2023 - 02/15/2032)	4.30%	03/01/2023	200,023,889	200,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2023, aggregate maturing value of $4,000,505,556 (collateralized by U.S. Treasury obligations valued at $4,080,000,087; 0.00% - 4.38%; 06/13/2023 - 02/15/2048)	4.55%	03/01/2023	2,500,315,972	2,500,000,000
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,065; 1.88% - 2.88%; 05/15/2051 - 05/15/2052)	4.55%	03/01/2023	100,012,639	100,000,000
Goldman Sachs & Co., agreement dated 02/28/2023, maturing value of $1,500,190,000 (collateralized by U.S. Treasury obligations valued at $1,530,000,001; 0.00% - 6.25%; 03/23/2023 - 02/15/2048)	4.56%	03/01/2023	1,500,190,000	1,500,000,000
Goldman Sachs & Co., joint agreement dated 02/28/2023, aggregate maturing value of $1,295,098,924 (collateralized by U.S. Treasury obligations valued at $1,320,900,062; 0.00% - 5.38%; 03/02/2023 - 08/15/2052)	2.75%	03/01/2023	845,064,549	845,000,000
ING Financial Markets, LLC, joint term agreement dated 02/02/2023, aggregate maturing value of $251,551,667 (collateralized by agency mortgage-backed securities valued at $255,000,000; 2.00% - 6.50%; 08/01/2028 - 02/01/2053)	4.56%	03/23/2023	85,527,567	85,000,000
ING Financial Markets, LLC, term agreement dated 02/02/2023, maturing value of $301,862,000 (collateralized by agency mortgage-backed securities valued at $306,000,000; 2.00% - 6.00%; 11/01/2029 - 02/01/2053)	4.56%	03/23/2023	301,862,000	300,000,000
ING Financial Markets, LLC, term agreement dated 02/02/2023, maturing value of $503,103,333 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 7.00%; 03/01/2028 - 01/01/2057)	4.56%	03/23/2023	503,103,333	500,000,000
ING Financial Markets, LLC, term agreement dated 02/13/2023, maturing value of $251,205,972 (collateralized by agency mortgage-backed securities and a U.S. Treasury obligation valued at $255,000,070; 2.00% - 5.50%; 06/01/2047 - 01/01/2053)	4.57%	03/23/2023	251,205,972	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 02/27/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.38% - 7.50%; 09/01/2025 - 08/01/2056)(f)	4.57%	03/01/2023	$785,199,303	$ 785,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/22/2023,aggregate maturing value of $350,316,644 (collateralized by U.S. Treasury obligations valued at $359,869,294; 0.00%; 08/15/2027 - 08/15/2046)(e)	4.57%	03/01/2023	170,152,002	170,000,937
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/22/2023,aggregate maturing value of $1,802,662,944 (collateralized by U.S. Treasury obligations valued at $1,838,431,196; 0.50% - 1.38%; 02/28/2025 - 11/15/2040)(e)	4.57%	03/01/2023	952,908,513	952,062,500
Prudential Insurance Co. of America, agreement dated 02/28/2023, maturing value of $144,194,512 (collateralized by U.S. Treasury obligations valued at $146,949,280; 0.00%; 05/15/2037 - 08/15/2042)	4.56%	03/01/2023	144,194,512	144,176,250
RBC Dominion Securities Inc., joint term agreement dated 02/02/2023,aggregate maturing value of $2,767,068,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,805,000,000; 0.13% - 5.50%; 03/31/2023 - 02/20/2053)(e)	4.56%	03/23/2023	1,076,641,133	1,070,000,000
Royal Bank of Canada, term agreement dated 02/02/2023, maturing value of $1,006,206,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,039; 0.00% - 6.50%; 12/31/2025 - 02/01/2053)(e)	4.56%	03/23/2023	1,006,206,667	1,000,000,000
Societe Generale, joint open agreement dated 08/26/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,395; 0.00% - 4.00%; 03/28/2023 - 08/15/2052)(f)	4.55%	03/01/2023	100,012,639	100,000,000
Societe Generale, joint term agreement dated 02/23/2023, aggregate maturing value of $1,001,773,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,026; 0.13% - 4.13%; 05/31/2023 - 08/31/2029)	4.56%	03/09/2023	375,665,000	375,000,000
Standard Chartered Bank, agreement dated 02/28/2023, maturing value of $150,018,958 (collateralized by agency mortgage-backed securities valued at $153,019,338; 3.00% - 4.50%; 07/20/2049 - 10/20/2052)	4.55%	03/01/2023	150,018,958	150,000,000
Standard Chartered Bank, joint agreement dated 02/28/2023, aggregate maturing value of $1,000,126,389 (collateralized by U.S. Treasury obligations valued at $1,020,128,928; 0.00% - 6.00%; 05/31/2023 - 11/15/2052)	4.55%	03/01/2023	750,094,792	750,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2023, aggregate maturing value of $3,000,379,167 (collateralized by U.S. Treasury obligations valued at $3,060,000,080; 0.50% - 2.63%; 03/15/2023 - 08/15/2031)	4.55%	03/01/2023	702,085,622	701,996,897
TD Securities (USA) LLC, joint term agreement dated 02/22/2023, aggregate maturing value of $350,309,993 (collateralized by agency mortgage-backed securities valued at $357,000,000; 2.00% - 4.00%; 05/01/2041 - 05/01/2052)(e)	4.56%	03/01/2023	220,194,853	220,000,000
Total Repurchase Agreements (Cost $48,757,920,864)				48,757,920,864
TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $86,098,983,026)				86,098,983,026
OTHER ASSETS LESS LIABILITIES-(0.08)%				(64,740,455)
NET ASSETS-100.00%				$86,034,242,571

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2023

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2023

1-7	56.1%
8-30	5.2
31-60	11.4
61-90	4.5
91-180	2.4
181+	20.4

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                    Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,441,448,359	$18,194,250,286	$37,341,062,162

Repurchase agreements, at value and cost	391,668,085	22,489,101,442	48,757,920,864

Cash	19,375	710,756	983,579

Receivable for:
Investments sold	-	548,668,115	-

Fund shares sold	-	16,852,266	7,476,439

Interest	1,964,115	27,561,801	86,121,462

Fund expenses absorbed	37,313	1,744,510	-

Investment for trustee deferred compensation and retirement plans	2,688,319	1,620,498	739,975

Other assets	6,754	516,985	1,674,555

Total assets	1,837,832,320	41,281,026,659	86,195,979,036

Liabilities:
Payable for:
Fund shares reacquired	-	3,090,287	4,269,464

Dividends	5,633,256	92,186,592	145,385,932

Accrued fees to affiliates	290,525	7,871,710	11,084,004

Accrued trustees’ and officers’ fees and benefits	4,481	36,205	77,012

Accrued operating expenses	47,662	243,679	-

Trustee deferred compensation and retirement plans	2,877,269	1,837,203	920,053

Total liabilities	8,853,193	105,265,676	161,736,465

Net assets applicable to shares outstanding	$1,828,979,127	$41,175,760,983	$86,034,242,571

Net assets consist of:
Shares of beneficial interest	$1,831,354,980	$41,178,125,062	$86,059,942,124

Distributable earnings (loss)	(2,375,853)	(2,364,079)	(25,699,553)

	$1,828,979,127	$41,175,760,983	$86,034,242,571

Net Assets:
Institutional Class	$1,819,669,256	$35,450,224,348	$71,325,123,345

Private Investment Class	$1,042,790	$618,415,066	$742,331,579

Personal Investment Class	$10,252	$388,631,121	$33,381,231

Cash Management Class	$1,676,277	$240,742,041	$625,170,630

Reserve Class	$171,670	$658,815,411	$512,205,911

Resource Class	$249,687	$76,755,901	$196,305,722

Corporate Class	$6,059,212	$1,887,842,566	$1,565,745,767

CAVU Securities Class	$99,983	$1,854,334,529	$11,033,978,386

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                    Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	1,819,297,797	35,450,012,600	71,346,337,427

Private Investment Class	1,042,580	618,409,608	742,552,280

Personal Investment Class	10,250	388,629,737	33,391,145

Cash Management Class	1,675,941	240,741,915	625,356,709

Reserve Class	171,636	658,813,165	512,358,049

Resource Class	249,638	76,755,057	196,364,021

Corporate Class	6,057,994	1,887,836,389	1,566,211,620

CAVU Securities Class	99,963	1,854,316,343	11,037,257,584

Net asset value, offering and redemption price per share for each class	$1.0002	$1.00	$1.00

Cost of Investments	$1,833,286,676	$40,683,351,728	$86,098,983,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                    Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio

Investment income:
Interest	$33,876,133	$708,212,871	$1,395,214,104

Expenses:

Advisory fees	1,298,945	26,911,965	36,209,920

Administrative services fees	376,482	8,043,255	16,157,749

Custodian fees	11,976	712,043	51,850

Distribution fees:
Private Investment Class	1,566	667,061	972,135

Personal Investment Class	27	1,134,089	90,606

Cash Management Class	681	119,391	317,403

Reserve Class	745	4,165,559	2,604,658

Resource Class	246	51,160	138,138

Corporate Class	245	191,872	167,327

Transfer agent fees	77,937	1,614,718	3,258,893

Trustees’ and officers’ fees and benefits	12,531	92,223	203,275

Registration and filing fees	54,047	978,820	2,003,579

Professional services fees	23,255	67,575	22,179

Other	46,174	142,190	112,996

Total expenses	1,904,857	44,891,921	62,310,708

Less: Fees waived and expenses reimbursed	(342,612)	(6,268,478)	(84,156)

Net expenses	1,562,245	38,623,443	62,226,552

Net investment income	32,313,888	669,589,428	1,332,987,552

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	4,162	2,730,256	2,283,446

Change in net unrealized appreciation of unaffiliated investment securities	73,684	-	-

Net realized and unrealized gain	77,846	2,730,256	2,283,446

Net increase in net assets resulting from operations	$32,391,734	$672,319,684	$1,335,270,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                    Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco Treasury Portfolio
	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022

Operations:
Net investment income	$32,313,888	$9,991,934	$669,589,428	$96,074,616

Net realized gain (loss)	4,162	3,959	2,730,256	(3,886,562)

Change in net unrealized appreciation (depreciation)	73,684	(406,836)	-	-

Net increase in net assets resulting from operations	32,391,734	9,589,057	672,319,684	92,188,054

Distributions to shareholders from distributable earnings:
Institutional Class	(32,218,847)	(9,973,378)	(581,902,260)	(85,408,911)

Private Investment Class	(17,996)	(6,754)	(7,645,428)	(1,268,453)

Personal Investment Class	(164)	(32)	(6,320,398)	(1,167,413)

Cash Management Class	(31,264)	(9,759)	(5,107,835)	(1,843,731)

Reserve Class	(2,462)	(378)	(12,607,423)	(2,122,002)

Resource Class	(4,383)	(1,017)	(1,108,827)	(267,315)

Corporate Class	(36,909)	(112)	(25,353,351)	(1,170,294)

CAVU Securities Class	(1,863)	(504)	(29,543,906)	(2,826,497)

Total distributions from distributable earnings	(32,313,888)	(9,991,934)	(669,589,428)	(96,074,616)

Share transactions-net:
Institutional Class	77,909,713	(614,280,688)	14,027,316,395	4,330,861,644

Private Investment Class	(30,196)	(1,818,407)	236,582,670	78,001,581

Personal Investment Class	4	-	(192,259,153)	315,801,181

Cash Management Class	(43,963)	(1,201,217)	(154,069,233)	(57,379,422)

Reserve Class	(3,343)	(40,550)	(328,669,854)	119,769,440

Resource Class	1,735	(114,240)	(642,242)	24,190,011

Corporate Class	6,036,928	(354)	1,413,797,274	207,510,470

CAVU Securities Class	-	1	1,297,043,776	10,231,626

Net increase (decrease) in net assets resulting from share transactions	83,870,878	(617,455,455)	16,299,099,633	5,028,986,531

Net increase (decrease) in net assets	83,948,724	(617,858,332)	16,301,829,889	5,025,099,969

Net assets:
Beginning of period	1,745,030,403	2,362,888,735	24,873,931,094	19,848,831,125

End of period	$1,828,979,127	$1,745,030,403	$41,175,760,983	$24,873,931,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                    Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Government & Agency Portfolio
	February 28, 2023	August 31, 2022

Operations:
Net investment income	$1,332,987,552	$325,968,052

Net realized gain (loss)	2,283,446	(28,543,577)

Net increase in net assets resulting from operations	1,335,270,998	297,424,475

Distributions to shareholders from distributable earnings:
Institutional Class	(1,124,090,481)	(295,190,284)

Private Investment Class	(10,946,131)	(2,186,097)

Personal Investment Class	(501,718)	(110,536)

Cash Management Class	(13,622,487)	(3,324,668)

Reserve Class	(8,266,117)	(1,225,131)

Resource Class	(3,057,626)	(863,585)

Corporate Class	(21,689,739)	(2,699,107)

CAVU Securities Class	(150,813,253)	(20,368,644)

Total distributions from distributable earnings	(1,332,987,552)	(325,968,052)

Share transactions-net:
Institutional Class	10,156,276,156	11,726,491,208

Private Investment Class	164,377,949	72,215,877

Personal Investment Class	(5,957,939)	29,989,058

Cash Management Class	(517,510,396)	394,921,370

Reserve Class	(86,634,703)	190,502,067

Resource Class	61,306,446	17,158,805

Corporate Class	1,023,377,300	(539,261,258)

CAVU Securities Class	6,183,737,346	3,411,670,557

Net increase in net assets resulting from share transactions	16,978,972,159	15,303,687,684

Net increase in net assets	16,981,255,605	15,275,144,107

Net assets:
Beginning of period	69,052,986,966	53,777,842,859

End of period	$86,034,242,571	$69,052,986,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                    Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

CAVU Securities Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/23	$1.0002	$0.0185	$0.0001	$0.0186	$(0.0186)	$1.0002	1.88%	$100	0.18	%(c)	0.22	%(c)	3.73	%(c)
Year ended 08/31/22	1.0004	0.0048	(0.0000)	0.0048	(0.0050)	1.0002	0.49	100	0.18		0.22		0.48
Period ended 08/31/21(d)	1.0004	0.0002	(0.0000)	0.0002	(0.0002)	1.0004	0.02	100	0.17	(c)	0.22	(c)	0.05	(c)
Invesco Treasury Portfolio
Six months ended 02/28/23	1.00	0.02	0.00	0.02	(0.02)	1.00	1.81	1,854,335	0.18	(c)	0.21	(c)	3.77	(c)
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.46	557,217	0.13		0.21		0.47
Period ended 08/31/21(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	547,091	0.04	(c)	0.21	(c)	0.07	(c)
Invesco Government & Agency Portfolio
Six months ended 02/28/23	1.00	0.02	0.00	0.02	(0.02)	1.00	1.82	11,033,978	0.16	(c)	0.16	(c)	3.69	(c)
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.51	4,851,562	0.11		0.16		0.54
Period ended 08/31/21(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,441,853	0.04	(c)	0.16	(c)	0.06	(c)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
(d)	Commencement date of December 18, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                    Short-Term Investments Trust

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio.

Each Fund currently offers eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio, an institutional money market fund, prices and transacts in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio to round its NAV to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below the required minimum or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio and Invesco Government & Agency Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio and Invesco Government & Agency Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and,

21                    Short-Term Investments Trust

accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

22                    Short-Term Investments Trust

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

For the six months ended February 28, 2023, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

23                    Short-Term Investments Trust

For the six months ended February 28, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation
Invesco Liquid Assets Portfolio	$342,612
Invesco Treasury Portfolio	6,268,478
Invesco Government & Agency Portfolio	84,156

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2023, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2023, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$-	$15,017,260	$-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

24                    Short-Term Investments Trust

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2022, as follows:

	Short-Term
Fund	Not Subject to Expiration	Total*
Invesco Liquid Assets Portfolio	$9,051	$9,051
Invesco Treasury Portfolio	3,918,575	3,918,575
Invesco Government & Agency Portfolio	28,544,744	28,544,744

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2023
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$1,833,286,676	$103,511	$(273,743)	$(170,232)

*	For Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	7,575,148,001	$7,576,878,151	16,021,220,223	$16,021,997,196
Private Investment Class	1,140	1,140	173	173
Cash Management Class	6,118	6,119	1	1
Reserve Class	256	257	7,065	7,068
Resource Class	417	417	-	-
Corporate Class	5,998,343	6,000,042	-	-
CAVU Securities Class	-	-	1	1

Issued as reinvestment of dividends:
Institutional Class	4,247,510	4,248,575	331,500	331,481
Private Investment Class	17,991	17,996	3,597	3,597
Personal Investment Class	4	4	-	-
Cash Management Class	31,256	31,264	5,971	5,971
Reserve Class	2,461	2,461	174	174
Resource Class	4,382	4,383	599	599
Corporate Class	36,900	36,909	70	70

25                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

	Summary of Share Activity
	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount
Reacquired:

Institutional Class	(7,501,501,745)	$(7,503,217,013)	(16,635,655,012)	$(16,636,609,365)
Private Investment Class	(49,320)	(49,332)	(1,822,166)	(1,822,177)
Cash Management Class	(81,322)	(81,346)	(1,207,094)	(1,207,189)
Reserve Class	(6,059)	(6,061)	(47,789)	(47,792)
Resource Class	(3,063)	(3,065)	(114,803)	(114,839)
Corporate Class	(23)	(23)	(425)	(424)
Net increase (decrease) in share activity	83,853,247	$83,870,878	(617,277,915)	$(617,455,455)

(a)	42% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

26                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount
Sold:

Institutional Class	145,004,051,458	$145,004,051,458	132,066,034,066	$132,066,034,066
Private Investment Class	693,606,770	693,606,770	1,001,410,898	1,001,410,898
Personal Investment Class	1,065,604,266	1,065,604,266	2,236,178,971	2,236,178,971
Cash Management Class	445,291,553	445,291,553	1,488,319,714	1,488,319,714
Reserve Class	2,136,575,113	2,136,575,113	3,559,612,942	3,559,612,942
Resource Class	154,959,401	154,959,401	215,964,855	215,964,855
Corporate Class	7,067,487,198	7,067,487,198	4,502,000,934	4,502,000,934
CAVU Securities Class	10,117,703,630	10,117,703,630	12,888,063,731	12,888,063,731
Issued as reinvestment of dividends:

Institutional Class	188,438,016	188,438,016	10,223,078	10,223,078
Private Investment Class	4,364,973	4,364,973	184,233	184,233
Personal Investment Class	5,687,699	5,687,699	398,914	398,914
Cash Management Class	5,107,835	5,107,835	1,071,516	1,071,516
Reserve Class	12,607,423	12,607,423	971,014	971,014
Resource Class	1,108,827	1,108,827	130,138	130,138
Corporate Class	9,000,585	9,000,585	261,029	261,029
CAVU Securities Class	17,718,130	17,718,130	1,880	1,880
Reacquired:

Institutional Class	(131,165,173,079)	(131,165,173,079)	(127,745,395,500)	(127,745,395,500)
Private Investment Class	(461,389,073)	(461,389,073)	(923,593,550)	(923,593,550)
Personal Investment Class	(1,263,551,118)	(1,263,551,118)	(1,920,776,704)	(1,920,776,704)
Cash Management Class	(604,468,621)	(604,468,621)	(1,546,770,652)	(1,546,770,652)
Reserve Class	(2,477,852,390)	(2,477,852,390)	(3,440,814,516)	(3,440,814,516)
Resource Class	(156,710,470)	(156,710,470)	(191,904,982)	(191,904,982)
Corporate Class	(5,662,690,509)	(5,662,690,509)	(4,294,751,493)	(4,294,751,493)
CAVU Securities Class	(8,838,377,984)	(8,838,377,984)	(12,877,833,985)	(12,877,833,985)
Net increase in share activity	16,299,099,633	$16,299,099,633	5,028,986,531	$5,028,986,531

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount
Sold:

Institutional Class	324,869,749,338	$324,869,749,338	454,339,645,288	$454,339,645,288
Private Investment Class	1,126,644,425	1,126,644,425	1,778,974,054	1,778,974,054
Personal Investment Class	58,898,358	58,898,358	97,861,174	97,861,174
Cash Management Class	414,424,303	414,424,303	1,341,733,532	1,341,733,532
Reserve Class	807,114,011	807,114,011	2,373,222,673	2,373,222,673
Resource Class	826,482,205	826,482,205	1,481,464,937	1,481,464,937
Corporate Class	8,128,163,560	8,128,163,560	10,354,778,887	10,354,778,887
CAVU Securities Class	68,062,764,562	68,062,764,562	77,360,488,467	77,360,488,467
Issued as reinvestment of dividends:

Institutional Class	455,040,015	455,040,015	49,592,996	49,592,996
Private Investment Class	7,769,707	7,769,707	747,946	747,946
Personal Investment Class	501,718	501,718	55,691	55,691
Cash Management Class	3,325,117	3,325,117	463,867	463,867
Reserve Class	8,266,117	8,266,117	542,028	542,028
Resource Class	2,777,506	2,777,506	486,110	486,110
Corporate Class	11,198,615	11,198,615	1,161,309	1,161,309
CAVU Securities Class	99,055,148	99,055,148	7,176,754	7,176,754
Reacquired:
Institutional Class	(315,168,513,197)	(315,168,513,197)	(442,662,747,076)	(442,662,747,076)
Private Investment Class	(970,036,183)	(970,036,183)	(1,707,506,123)	(1,707,506,123)
Personal Investment Class	(65,358,015)	(65,358,015)	(67,927,807)	(67,927,807)
Cash Management Class	(935,259,816)	(935,259,816)	(947,276,029)	(947,276,029)
Reserve Class	(902,014,831)	(902,014,831)	(2,183,262,634)	(2,183,262,634)
Resource Class	(767,953,265)	(767,953,265)	(1,464,792,242)	(1,464,792,242)
Corporate Class	(7,115,984,875)	(7,115,984,875)	(10,895,201,454)	(10,895,201,454)
CAVU Securities Class	(61,978,082,364)	(61,978,082,364)	(73,955,994,664)	(73,955,994,664)
Net increase in share activity	16,978,972,159	$16,978,972,159	15,303,687,684	$15,303,687,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28                    Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the CAVU Securities Class, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CAVU Securities Class	Beginning Account Value (09/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$1,018.80	$0.90	$1,023.90	$0.90	0.18%
Invesco Treasury Portfolio	1,000.00	1,018.10	0.90	1,023.90	0.90	0.18
Invesco Government & Agency Portfolio	1,000.00	1,018.20	0.80	1,024.00	0.80	0.16

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

29                    Short-Term Investments Trust

(This page intentionally left blank)

(This page intentionally left blank)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-8

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of April 19, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of April 19, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13	(a) (1)	Not applicable.

13	(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13	(a) (3)	Not applicable.

13	(a) (4)	Not applicable.

13	(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 3, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 3, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	May 3, 2023